                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06654

                            BNY HAMILTON FUNDS, INC.
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

       3435 STELZER ROAD COLUMBUS, OH                        43219
   ----------------------------------------               -----------
   (Address of principal executive offices)                (Zip code)

                                 MICK GRUNEWALD
                                3435 STELZER ROAD
                               COLUMBUS, OH 43219
               --------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 1-800-426-9363

Date of fiscal year end: December 31, 2004

Date of reporting period: September 30, 2004

        Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

        A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

--------------------------------------------------------------------------------

                     BNY HAMILTON LARGE CAP GROWTH FUND
                     Schedule of Investments

                     September 30, 2004 (Unaudited)

--------------------------------------------------------------------------------

   NUMBER
  OF SHARES                                                          VALUE
  ---------                                                          -----
                  COMMON STOCKS--96.7%
                  Advertising and Marketing Services--1.0%
         45,800   Omnicom Group, Inc.                           $     3,346,148
                                                                ---------------
                  Aerospace and Defense--2.5%
         88,200   United Technologies Corp.                           8,236,116
                                                                ---------------

                  Banking and Finance--4.8%
         76,000   Bank of America Corp.                               3,293,080
        161,300   Wachovia Corp.                                      7,573,035
         85,932   Wells Fargo & Co.                                   5,124,125
                                                                ---------------
                                                                     15,990,240
                                                                ---------------
                  Beverages--Food and Tobacco--3.0%
        112,000   PepsiCo, Inc.                                       5,448,800
        114,467   The Coca-Cola Co.                                   4,584,403
                                                                ---------------
                                                                     10,033,203
                                                                ---------------
                  Biosciences--2.0%
        116,304   Amgen, Inc.*                                        6,592,111
                                                                ---------------
                  Building and Building Products--1.7%
        146,200   The Home Depot, Inc.                                5,731,040
                                                                ---------------
                  Chemicals--4.5%
        180,546   duPont (E.I.) de Nemours & Co.                      7,727,369
         49,000   Potash Corp. of Saskatchewan, Inc. (Canada)*        3,144,330
         93,100   Rohm and Haas Co.                                   4,000,507
                                                                ---------------
                                                                     14,872,206
                                                                ---------------
                  Commercial Services--2.5%
        342,200   ARAMARK Corp., Class B                              8,260,708
                                                                ---------------
                  Communications, Media and Entertainment--2.8%
         86,000   Clear Channel Communications, Inc.                  2,680,620
        242,600   Comcast Corp.- Special Class A*                     6,773,392
                                                                ---------------
                                                                      9,454,012
                                                                ---------------
                  Computers--Micro--4.9%
         79,000   CDW Corp.                                           4,584,370
         97,600   Dell, Inc.*                                         3,474,560

See previously submitted Notes to Financial Statements for the semi-annual period ended June 30, 2004.

--------------------------------------------------------------------------------

                     BNY HAMILTON LARGE CAP GROWTH FUND
                     Schedule of Investments (Continued)

                     September 30, 2004 (Unaudited)

--------------------------------------------------------------------------------

   NUMBER
  OF SHARES                                                          VALUE
  ---------                                                          -----
                  COMMON STOCKS (CONTINUED)
         97,500   International Business Machines Corp.(IBM)    $     8,359,650
                                                                ---------------
                                                                     16,418,580
                                                                ---------------
                  Computers--Software and Peripherals--6.2%
        366,520   Cisco Systems, Inc.*                                6,634,012
        315,200   EMC Corp.*                                          3,637,408
        377,092   Microsoft Corp.                                    10,426,594
                                                                ---------------
                                                                     20,698,014
                                                                ---------------
                  Conglomerates--3.5%
        341,238   General Electric Co.                               11,458,772
                                                                ---------------
                  Containers and Packaging--1.1%
         76,500   Sealed Air Corp.*                                   3,545,775
                                                                ---------------
                  Data Processing Systems--1.0%
         78,900   First Data Corp.                                    3,432,150
                                                                ---------------
                  Electronic Equipment and Components--2.1%
        340,104   Intel Corp.                                         6,822,486
                                                                ---------------
                  Financial Services--8.2%
        245,691   Citigroup, Inc.                                    10,839,887
         51,725   Fannie Mae                                          3,279,365
        197,600   Morgan Stanley                                      9,741,680
         38,100   The Goldman Sachs Group, Inc.                       3,552,444
                                                                ---------------
                                                                     27,413,376
                                                                ---------------
                  Health Care Products and Services--7.2%
        116,500   Abbott Laboratories                                 4,934,940
        100,000   Boston Scientific Corp.*                            3,973,000
        171,600   Caremark Rx, Inc.*                                  5,503,212
        107,690   Johnson & Johnson                                   6,066,178
         64,141   Medtronic, Inc.                                     3,328,918
                                                                ---------------
                                                                     23,806,248
                                                                ---------------
                  Household and Personal Care Products--3.3%
         90,900   Colgate-Palmolive Co.                               4,106,862
        127,476   The Procter & Gamble Co.                            6,899,001
                                                                ---------------
                                                                     11,005,863
                                                                ---------------

See previously submitted Notes to Financial Statements for the semi-annual period ended June 30, 2004.

--------------------------------------------------------------------------------

                     BNY HAMILTON LARGE CAP GROWTH FUND
                     Schedule of Investments (Continued)

                     September 30, 2004 (Unaudited)

--------------------------------------------------------------------------------

   NUMBER
  OF SHARES                                                          VALUE
  ---------                                                          -----
                  COMMON STOCKS (CONTINUED)
                  Insurance--5.2%
        163,419   American International Group, Inc.            $    11,110,858
         98,000   The Hartford Financial Services Group, Inc.         6,069,140
                                                                ---------------
                                                                     17,179,998
                                                                ---------------
                  Machinery and Engineering--1.0%
         54,300   Eaton Corp.                                         3,443,163
                                                                ---------------
                  Manufacturing--1.1%
         44,000   3M Co.                                              3,518,680
                                                                ---------------
                  Oil and Gas--9.1%
        184,600   BP PLC ADR                                         10,620,037
        235,350   Exxon Mobil Corp.                                  11,374,465
        121,690   Schlumberger Ltd.                                   8,190,954
                                                                ---------------
                                                                     30,185,456
                                                                ---------------
                  Pharmaceuticals--5.7%
        137,000   Gilead Sciences, Inc.*                              5,121,060
        302,948   Pfizer, Inc.                                        9,270,209
        172,900   Teva Pharmaceutical Industries Ltd. ADR             4,486,755
                                                                ---------------
                                                                     18,878,024
                                                                ---------------
                  Resorts and Entertainment--0.8%
        113,000   The Walt Disney Co.                                 2,548,150
                                                                ---------------
                  Retail--Discount Stores--2.3%
         59,450   Costco Wholesale Corp.*                             2,470,742
         97,500   Wal-Mart Stores, Inc.                               5,187,000
                                                                ---------------
                                                                      7,657,742
                                                                ---------------
                  Retail--Specialty Stores--2.3%
        124,200   PETsMART, Inc.                                      3,526,038
        141,000   Staples, Inc.                                       4,204,620
                                                                ---------------
                                                                      7,730,658
                                                                ---------------
                  Retail and Wholesale Distribution--1.4%
        156,800   SYSCO Corp.                                         4,691,456
                                                                ---------------
                  Telecommunications--2.0%
        294,000   Corning, Inc.*                                      3,257,520
        173,000   Sprint Corp. (FON Group)                            3,482,490
                                                                ---------------
                                                                      6,740,010
                                                                ---------------

See previously submitted Notes to Financial Statements for the semi-annual period ended June 30, 2004.

--------------------------------------------------------------------------------

                     BNY HAMILTON LARGE CAP GROWTH FUND
                     Schedule of Investments (Continued)

                     September 30, 2004 (Unaudited)

--------------------------------------------------------------------------------

   NUMBER
  OF SHARES                                                          VALUE
  ---------                                                          -----
                  COMMON STOCKS (CONTINUED)
                  Transportation--2.4%
        105,200   United Parcel Service, Inc., Class B          $     7,986,784
                                                                ---------------

                  Utilities--Gas and Electric--1.1%
         57,000   Dominion Resources, Inc.
                                                                      3,719,250
                                                                ---------------
                  Total Common Stocks
                  (Cost $247,074,347)                               321,396,419
                                                                ---------------
                  MONEY MARKET FUND--2.4%
      7,858,482   BNY Hamilton Money Market Fund
                  (Hamilton Shares), 1.49% (a)
                  (Cost $7,858,482)                                   7,858,482
                                                                ---------------

                  Total Investments
                  (Cost $254,932,829) (b)--99.1%                    329,254,901
                  Other assets less liabilities--0.9%                 3,172,871
                                                                ---------------
                  Net Assets--100.0%                            $   332,427,772
                                                                ===============

ADR     American Depositary Receipt.
*       Non-income producing security.
(a)     Represents annualized 7 day yield at September 30, 2004.
(b) The cost stated also approximates the aggregate cost for Federal income tax purposes. At September 30, 2004, net unrealized appreciation was $74,322,072 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $86,274,837 and aggregate gross unrealized depreciation of $11,952,765.

See previously submitted Notes to Financial Statements for the semi-annual period ended June 30, 2004.

--------------------------------------------------------------------------------

                     BNY HAMILTON LARGE CAP VALUE FUND
                     Schedule of Investments

                     September 30, 2004 (Unaudited)

--------------------------------------------------------------------------------

   NUMBER
  OF SHARES                                                          VALUE
  ---------                                                          -----
                  COMMON STOCKS--96.3%
                  Aerospace and Defense--1.4%
         29,000   United Technologies Corp.                     $     2,708,020
                                                                ---------------
                  Aluminum, Steel and Other Metals--2.4%
        140,000   Alcoa, Inc.                                         4,702,600
                                                                ---------------
                  Banking and Finance--9.6%
        140,294   Bank of America Corp.                               6,078,939
        146,000   J.P. Morgan Chase & Co.                             5,800,580
         16,000   M&T Bank Corp.                                      1,531,200
         25,000   National City Corp.                                   965,500
        146,000   U.S. Bancorp                                        4,219,400
                                                                ---------------
                                                                     18,595,619
                                                                ---------------
                  Beverages, Food and Tobacco--0.4%
         40,000   Coca-Cola Enterprises, Inc.                           756,000
                                                                ---------------
                  Building Materials--1.7%
         70,000   Florida Rock Industries, Inc.                       3,429,300
                                                                ---------------
                  Chemicals--5.9%
        130,000   duPont (E.I.) de Nemours & Co.                      5,564,000
        140,000   Praxair, Inc.                                       5,983,600
                                                                ---------------
                                                                     11,547,600
                                                                ---------------
                  Computers--Micro--2.8%
         64,000   International Business Machines Corp. (IBM)         5,487,360
                                                                ---------------
                  Computers--Software and Peripherals--1.5%
        104,000   Microsoft Corp.                                     2,875,600
                                                                ---------------
                  Conglomerates--3.4%
        200,000   General Electric Co.                                6,716,000
                                                                ---------------
                  Electronic Equipment and Components--2.1%
         60,000   Intel Corp.                                         1,203,600
        140,000   Texas Instruments, Inc.                             2,979,200
                                                                ---------------
                                                                      4,182,800
                                                                ---------------
                  Financial Services--7.5%
        140,000   Citigroup, Inc.                                     6,176,800
        110,000   Marsh & McLennan Cos., Inc.                         5,033,600
         40,000   Morgan Stanley                                      1,972,000

See previously submitted Notes to Financial Statements for the semi-annual period ended June 30, 2004.

--------------------------------------------------------------------------------

                     BNY HAMILTON LARGE CAP VALUE FUND
                     Schedule of Investments (Continued)

                     September 30, 2004 (Unaudited)

--------------------------------------------------------------------------------

   NUMBER
  OF SHARES                                                          VALUE
  ---------                                                          -----
                  COMMON STOCKS (CONTINUED)
         24,000   PNC Financial Services Group                  $     1,298,400
                                                                ---------------
                                                                      4,480,800

                  Health Care Products and Services--3.4%
         76,000   Johnson & Johnson                                   4,281,080
         28,500   Zimmer Holdings, Inc.*                              2,252,640
                                                                ---------------
                                                                      6,533,720
                                                                ---------------
                  Household and Personal Care Products--1.9%
        110,000   Unilever PLC ADR                                    3,632,200
                                                                ---------------
                  Insurance--2.9%
        116,000   The Allstate Corp.                                  5,566,840
                                                                ---------------
                  Machinery and Engineering--8.4%
         76,000   Caterpillar, Inc.                                   6,114,200
         70,000   Eaton Corp.                                         4,438,700
         84,000   Ingersoll-Rand Co., Class A                         5,709,480
                                                                ---------------
                                                                     16,262,380
                                                                ---------------
                  Machinery and Equipment--0.7%
         66,000   Grant Prideco, Inc.*                                1,352,340
                                                                ---------------
                  Manufacturing--5.2%
         60,000   3M Co.                                              4,798,200
         92,000   Dover Corp.                                         3,576,040
         46,000   Honeywell International, Inc.                       1,649,560
                                                                ---------------
                                                                     10,023,800
                                                                ---------------
                  Oil and Gas--11.9%
         29,000   Apache Corp.                                        1,453,190
         76,000   BP PLC ADR                                          4,372,280
         82,000   ChevronTexaco Corp.                                 4,398,480
         70,000   ConocoPhillips                                      5,799,500
         21,000   EnCana Corp.                                          972,300
         60,000   Nabors Industries, Ltd.*                            2,841,000
        120,000   The Williams Cos., Inc.                             1,452,000
         35,000   Weatherford International Ltd.*                     1,785,700
                                                                ---------------
                                                                     23,074,450
                                                                ---------------
                  Pharmaceuticals--3.3%
         80,221   Medco Health Solutions, Inc.*                       2,478,829

See previously submitted Notes to Financial Statements for the semi-annual period ended June 30, 2004.

--------------------------------------------------------------------------------

                     BNY HAMILTON LARGE CAP VALUE FUND
                     Schedule of Investments (Continued)

                     September 30, 2004 (Unaudited)

--------------------------------------------------------------------------------

   NUMBER
  OF SHARES                                                          VALUE
  ---------                                                          -----
                  COMMON STOCKS (CONTINUED)
        126,000   Pfizer, Inc.                                  $     3,855,600
                                                                ---------------
                                                                      6,334,429
                                                                ---------------

                  Retail --Apparel and Shoes--2.8%
        246,000   Limited Brands                                      5,483,340
                                                                ---------------
                  Retail--Discount Stores--1.2%
         55,000   Costco Wholesale Corp.*                             2,285,800
                                                                ---------------
                  Retail--Specialty Stores--3.4%
        140,000   CVS Corp.                                           5,898,200
         26,000   Tiffany & Co.                                         799,240
                                                                ---------------
                                                                      6,697,440
                                                                ---------------
                  Telecommunications--4.1%
        162,000   Nokia Corp. ADR                                     2,222,640
        146,000   Verizon Communications, Inc.                        5,749,480
                                                                ---------------
                                                                      7,972,120
                                                                ---------------
                  Transportation--1.1%
         60,000   Canadian Pacific Railway Ltd.                       1,546,800
         38,000   GulfMark Offshore, Inc.*                              620,540
                                                                ---------------
                                                                      2,167,340
                                                                ---------------
                  Utilities--Gas and Electric--7.3%
        110,000   Ameren Corp.                                        5,076,500
        290,000   Duke Energy Corp.                                   6,638,100
         62,000   KeySpan Corp.                                       2,430,400
                                                                ---------------
                                                                     14,145,000
                                                                ---------------
                  Total Common Stocks
                  (Cost $172,675,753)                               187,012,898
                                                                ---------------
                  MONEY MARKET FUND--3.4%
      6,662,132   BNY Hamilton Money Market Fund
                  (Hamilton Shares), 1.49% (a)
                  (Cost $6,662,132)                                   6,662,132
                                                                ---------------

                  Total Investments
                  (Cost $179,337,885) (b)--99.7%                    193,675,030
                  Other assets less liablities--0.3%                    568,375
                                                                ---------------
                  Net Assets--100.0%                            $   194,243,405
                                                                ===============

See previously submitted Notes to Financial Statements for the semi-annual period ended June 30, 2004.

--------------------------------------------------------------------------------

                     BNY HAMILTON LARGE CAP VALUE FUND
                     Schedule of Investments (Continued)

                     September 30, 2004 (Unaudited)

--------------------------------------------------------------------------------

ADR     American Depositary Receipt.
*       Non-income producing security.
(a)     Represents annualized 7 day yield at September 30, 2004.
(b) The cost stated also approximates the aggregate cost for Federal income tax purposes. At September 30, 2004, net unrealized appreciation was $14,337,145 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $18,881,900 and aggregate gross unrealized depreciation of $4,544,755.

See previously submitted Notes to Financial Statements for the semi-annual period ended June 30, 2004.

--------------------------------------------------------------------------------

                     BNY HAMILTON SMALL CAP GROWTH FUND
                     Schedule of Investments

                     September 30, 2004 (Unaudited)

--------------------------------------------------------------------------------

   NUMBER
  OF SHARES                                                          VALUE
  ---------                                                          -----
                  COMMON STOCKS--95.0%
                  Advertising and Marketing Services--0.3%
        197,300   aQuantive, Inc.*                              $     1,903,945
                                                                ---------------
                  Bank Holding Companies--8.4%
        143,900   Boston Private Financial Holdings, Inc.             3,591,744
        335,500   Commercial Capital Bancorp*                         7,612,495
         64,900   Community Banks, Inc.                               1,881,451
         91,900   Dime Community Bancshares                           1,543,920
        137,700   East-West Bancorp, Inc.                             4,625,343
        198,500   Flushing Financial Corp.                            3,773,485
        520,800   Greater Bay Bancorp                                14,973,000
         56,700   PFF Bancorp, Inc.                                   2,169,909
        457,500   UCBH Holdings, Inc.                                17,874,525
         89,300   Wilmington Trust Corp.                              3,233,553
                                                                ---------------
                                                                     61,279,425
                                                                ---------------
                  Building and Building Products--0.8%
        486,900   The Shaw Group, Inc.*                               5,842,800
                                                                ---------------
                  Chemicals--3.5%
        496,100   Airgas, Inc.                                       11,941,127
        130,800   H.B. Fuller Co.                                     3,583,920
        493,400   Olin Corp.                                          9,868,000
                                                                ---------------
                                                                     25,393,047
                                                                ---------------
                  Commercial Services--2.6%
         22,000   Cogent, Inc.*                                         400,840
        163,300   CoStar Group, Inc.*                                 8,032,727
        217,700   Forrester Research, Inc.*                           3,317,748
        636,700   Plexus Corp.*                                       7,029,168
                                                                ---------------
                                                                     18,780,483
                                                                ---------------
                  Communications, Media and Entertainment--1.9%
         86,500   JAMDAT Mobile, Inc.*                                1,995,555
        378,800   Scholastic Corp.*                                  11,701,132
                                                                ---------------
                                                                     13,696,687
                                                                ---------------
                  Computer Services--3.3%
         56,300   Digital River, Inc.*                                1,676,614
        262,000   F5 Networks, Inc.*                                  7,980,520
        181,800   Manhattan Associates, Inc.*                         4,439,556

See previously submitted Notes to Financial Statements for the semi-annual period ended June 30, 2004.

--------------------------------------------------------------------------------

                     BNY HAMILTON SMALL CAP GROWTH FUND
                     Schedule of Investments (Continued)

                     September 30, 2004 (Unaudited)

--------------------------------------------------------------------------------

   NUMBER
  OF SHARES                                                          VALUE
  ---------                                                          -----
                  COMMON STOCKS (CONTINUED)
        496,100   Perot Systems Corp., Class A*                 $     7,967,366
        223,200   Phase Forward, Inc. *                               1,843,632
                                                                ---------------
                                                                     23,907,688
                                                                ---------------
                  Computers - Software and Peripherals--6.5%
        258,200   Coherent, Inc.*                                     6,697,708
        362,700   FileNET Corp.*                                      6,332,742
        738,100   Manugistics Group, Inc.*                            1,756,678
        722,000   Packeteer, Inc.*                                    7,804,820
        176,700   Photon Dynamics, Inc.*                              3,587,010
        405,800   RSA Security, Inc.*                                 7,831,940
        524,700   Skyworks Solutions, Inc.*                           4,984,650
        554,000   Zoran Corp.*                                        8,708,880
                                                                ---------------
                                                                     47,704,428
                                                                ---------------
                  Consumer Goods and Services--0.7%
        254,000   Leapfrog Enterprises, Inc.*                         5,143,500
                                                                ---------------
                  Distribution and Wholesale--2.7%
      1,181,000   Bell Microproducts, Inc.*                           9,164,560
        163,000   MSC Industrial Direct Co., Inc., Class A            5,555,040
        179,850   SCP Pool Corp.                                      4,809,189
                                                                ---------------
                                                                     19,528,789
                                                                ---------------
                  Education--1.8%
        306,140   Education Management Corp.*                         8,155,569
         36,350   Strayer Education, Inc.                             4,180,614
         99,500   The Princeton Review, Inc.*                           746,250
                                                                ---------------
                                                                     13,082,433
                                                                ---------------
                  Electronic Equipment and Components--8.7%
        151,200   Actel Corp.*                                        2,298,240
        524,000   Aeroflex, Inc.*                                     5,538,680
        292,800   Avnet, Inc.*                                        5,012,736
        477,600   Entegris, Inc.*                                     3,983,184
         62,900   Excel Technology, Inc.*                             1,624,078
        181,500   Fairchild Semiconductor Corp.*                      2,571,855
        544,000   FormFactor, Inc.*                                  10,537,280
        271,400   KEMET Corp.*                                        2,195,626
        626,800   LTX Corp.*                                          3,390,988
        155,500   MKS Instruments, Inc.*                              2,382,260
        561,000   RF Micro Devices, Inc.*                             3,556,740
        671,250   Semtech Corp.*                                     12,867,863
         81,700   Trimble Navigation Ltd.*                            2,581,720

See previously submitted Notes to Financial Statements for the semi-annual period ended June 30, 2004.

--------------------------------------------------------------------------------

                     BNY HAMILTON SMALL CAP GROWTH FUND
                     Schedule of Investments (Continued)

                     September 30, 2004 (Unaudited)

--------------------------------------------------------------------------------

   NUMBER
  OF SHARES                                                          VALUE
  ---------                                                          -----
                  COMMON STOCKS (CONTINUED)
        267,800   Wilson Greatbatch Technologies, Inc.*         $     4,790,942
                                                                ---------------
                                                                     63,332,192
                                                                ---------------
                  Energy--0.5%
        486,500   KFx, Inc.*                                          3,750,915
                                                                ---------------
                  Entertainment--1.0%
        154,105   International Speedway Corp.                        7,689,840
                                                                ---------------
                  Financial Services--1.1%
        235,500   National Financial Partners Corp.                   8,426,190
                                                                ---------------
                  Food Wholesaling--2.1%
        516,600   Performance Food Group Co.*                        12,243,420
        109,200   United Natural Foods, Inc.*                         2,904,720
                                                                ---------------
                                                                     15,148,140
                                                                ---------------
                  Forest and Paper Products--0.9%
        168,000   Bowater, Inc.                                       6,415,920
                                                                ---------------
                  Health and Medical Facilities--4.8%
        599,100   AmSurg Corp.*                                      12,688,938
        217,700   LifePoint Hospitals, Inc.*                          6,533,177
        415,000   Odyssey Healthcare, Inc.*                           7,366,250
        536,900   VistaCare, Inc.*                                    8,219,939
                                                                ---------------
                                                                     34,808,304
                                                                ---------------
                  Health Care Products and Services--10.6%
        365,600   American Healthways, Inc.*                         10,642,616
        236,200   Charles River Laboratories International,
                   Inc.*                                             10,817,960
        600,100   Conceptus, Inc.*                                    5,562,927
          9,435   Digirad Corp.*                                         94,822
        156,105   Genitope Corp.*                                     1,548,562
         66,500   Martek Biosciences Corp.*                           3,234,560
        155,100   Neurocrine Biosciences, Inc.*                       7,314,516
        139,000   NuVasive, Inc.*                                     1,467,840
        366,600   PSS World Medical, Inc.*                            3,680,664
        279,300   Renal Care Group, Inc.*                             9,001,839
        239,800   Respironics, Inc.*                                 12,814,912
         79,100   STERIS Corp.*                                       1,735,454
        126,900   Wright Medical Group, Inc.*                         3,187,728
        181,100   Zoll Medical Corp.*                                 6,046,929
                                                                ---------------
                                                                     77,151,329
                                                                ---------------

See previously submitted Notes to Financial Statements for the semi-annual period ended June 30, 2004.

--------------------------------------------------------------------------------

                     BNY HAMILTON SMALL CAP GROWTH FUND
                     Schedule of Investments (Continued)

                     September 30, 2004 (Unaudited)

--------------------------------------------------------------------------------

   NUMBER
  OF SHARES                                                          VALUE
  ---------                                                          -----
                  COMMON STOCKS (CONTINUED)
                  Human Resources--0.4%
        378,500   Spherion Corp.*                               $     2,959,870
                                                                ---------------
                  Insurance--1.4%
        280,500   ProAssurance Corp.*                                 9,823,110
                                                                ---------------
                  Investment Management--1.0%
        320,500   Waddell & Reed Financial, Inc.                      7,051,000
                                                                ---------------
                  Manufacturing--1.5%
        235,700   Belden CDT, Inc.                                    5,138,260
         44,500   Briggs & Stratton Corp.                             3,613,400
         72,100   Maverick Tube Corp.*                                2,221,401
                                                                ---------------
                                                                     10,973,061
                                                                ---------------
                  Media--2.7%
        173,595   Cumulus Media, Inc., Class A*                       2,498,032
        227,900   Entravision Communications Corp.*                   1,734,319
        143,600   Pulitzer, Inc.                                      7,093,840
        587,300   Radio One, Inc., Class D*                           8,357,279
                                                                ---------------
                                                                     19,683,470
                                                                ---------------
                  Oil and Gas--0.6%
        844,500   Grey Wolf, Inc.*                                    4,129,605
                                                                ---------------
                  Oil Field Services and Equipment--3.3%
        119,600   Atwood Oceanics, Inc.*                              5,685,784
        187,700   Core Laboratories NV*                               4,615,543
        153,800   Oceaneering International, Inc.*                    5,665,992
        464,100   Superior Energy Services, Inc.*                     5,996,172
        142,000   Todco, Class A*                                     2,463,700
                                                                ---------------
                                                                     24,427,191
                                                                ---------------
                  Pharmaceuticals--3.0%
        280,300   Adolor Corp.*                                       3,153,375
        544,100   Alkermes, Inc.*                                     6,278,914
        156,250   Amylin Pharmaceuticals, Inc.*                       3,206,250
        107,100   Cubist Pharmaceuticals, Inc.*                       1,058,148
        112,000   CV Therapeutics, Inc.*                              1,400,000
        199,900   NPS Pharmaceuticals, Inc.*                          4,353,822
        232,200   Tercica, Inc.*                                      2,089,800
                                                                ---------------
                                                                     21,540,309
                                                                ---------------

See previously submitted Notes to Financial Statements for the semi-annual period ended June 30, 2004.

--------------------------------------------------------------------------------

                     BNY HAMILTON SMALL CAP GROWTH FUND
                     Schedule of Investments (Continued)

                     September 30, 2004 (Unaudited)

--------------------------------------------------------------------------------

   NUMBER
  OF SHARES                                                          VALUE
  ---------                                                          -----
                  COMMON STOCKS (CONTINUED)
                  Records Storage--0.3%
         57,850   Iron Mountain, Inc.*                          $     1,958,223
                                                                ---------------
                  Retail - Apparel and Shoes--2.3%
        674,900   Hot Topic, Inc.*                                   11,500,296
        169,600   Pacific Sunwear of California, Inc.*                3,570,080
         73,800   Wolverine World Wide, Inc.                          1,859,760
                                                                ---------------
                                                                     16,930,136
                                                                ---------------
                  Retail - Discount Stores--1.4%
        584,000   Fred's, Inc.                                       10,488,640
                                                                ---------------
                  Retail - Restaurants--1.3%
        138,000   BJ's Restaurants, Inc.*                             2,190,060
        121,900   Buffalo Wild Wings, Inc.*                           3,418,076
         89,900   The Cheesecake Factory, Inc.*                       3,901,660
                                                                ---------------
                                                                      9,509,796
                                                                ---------------
                  Retail - Specialty Stores--10.8%
        621,200   A.C. Moore Arts & Crafts, Inc.*                    15,362,276
        252,000   Columbia Sportswear Co.*                           13,734,000
        547,400   Dick's Sporting Goods, Inc.*                       19,498,387
        357,100   Electronics Boutique Holdings Corp.*               12,177,110
        280,600   Peet's Coffee & Tea, Inc.*                          6,563,234
        111,700   School Specialty, Inc.*                             4,402,097
        750,000   Wild Oats Markets, Inc.*                            6,480,000
                                                                ---------------
                                                                     78,217,104
                                                                ---------------
                  Telecommunications--0.5%
        211,100   Tekelec*                                            3,521,148
                                                                ---------------
                  Transportation--2.3%
        173,600   Kirby Corp.*                                        6,970,040
        110,800   Overnite Corp.*                                     3,482,444
        202,200   SCS Transportation, Inc.*                           3,829,668
        143,300   Werner Enterprises, Inc.                            2,767,123
                                                                ---------------
                                                                     17,049,275
                                                                ---------------
                  Total Common Stocks
                  (Cost $696,678,178)                               691,247,993
                                                                ---------------

See previously submitted Notes to Financial Statements for the semi-annual period ended June 30, 2004.

--------------------------------------------------------------------------------

                     BNY HAMILTON SMALL CAP GROWTH FUND
                     Schedule of Investments (Continued)

                     September 30, 2004 (Unaudited)

--------------------------------------------------------------------------------

   NUMBER
  OF SHARES                                                          VALUE
  ---------                                                          -----
                  WARRANTS--0.0%
                  Bank Holding Companies--0.0%
       247,300    Dime Bancorp, Inc.* (a)
                  (Cost $70,812)                                $        34,622

                                                                ---------------

                  RIGHTS--0.0%
                  Financial Services--0.0%
         36,540   Bank United Corp.*
                  (Cost $0)                                               2,192
                                                                ---------------

                  MONEY MARKET FUND--1.2%
      8,505,672   BNY Hamilton Money Market Fund (Hamilton
                  Shares), 1.49% (b)
                  (Cost $8,505,672)                                   8,505,672
                                                                ---------------

                  Total Investments
                  (Cost $705,254,662) (c)--96.2%                    699,790,479
                  Other assets less liabilities--3.8%                27,679,133
                                                                ---------------
                  Net Assets--100.0%                            $   727,469,612
                                                                ===============

*       Non-income producing security.
(a) Warrant has neither a strike price nor expiration date. Warrant represents potential distribution for a legal claim settlement.
(b)     Represents annualized 7 day yield at September 30, 2004.
(c) The cost stated also approximates the aggregate cost for Federal income tax purposes. At September 30, 2004, net unrealized depreciation was $5,464,183 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $68,342,122 and aggregate gross unrealized depreciation of $73,806,305

See previously submitted Notes to Financial Statements for the semi-annual period ended June 30, 2004.

--------------------------------------------------------------------------------

                     BNY HAMILTON MULTI - CAP EQUITY FUND
                     Schedule of Investments

                     September 30, 2004 (Unaudited)

--------------------------------------------------------------------------------

   NUMBER
  OF SHARES                                                          VALUE
  ---------                                                          -----
                  COMMON STOCKS--97.3%
                  Automotive--2.3%
         20,000   Harley-Davidson, Inc.                         $     1,188,800
                                                                ---------------
                  Banking and Finance--8.3%
         24,000   CapitalSource, Inc.*                                  536,160
         11,000   M&T Bank Corp.                                      1,052,700
         30,000   National City Corp.                                 1,158,600
         54,000   TCF Financial Corp.                                 1,635,660
                                                                ---------------
                                                                      4,383,120
                                                                ---------------
                  Beverages, Food and Tobacco--2.3%
         27,000   General Mills, Inc.                                 1,212,300
                                                                ---------------
                  Beverages--Soft Drinks--2.3%
         25,000   PepsiCo, Inc.                                       1,216,250
                                                                ---------------
                  Building and Building Products--6.2%
         25,000   Standard Pacific Corp.                              1,409,250
         55,000   Universal Forest Products, Inc.                     1,881,000
                                                                ---------------
                                                                      3,290,250
                                                                ---------------
                  Communications, Media and Entertainment--1.1%
         66,000   Insight Communications Co., Inc.*                     580,800
                                                                ---------------
                  Computer Services--0.7%
        102,000   iGATE Corp.*                                          375,360
                                                                ---------------
                  Computers--Micro--2.2%
         32,000   Dell, Inc.*                                         1,139,200
                                                                ---------------
                  Computers--Software and Peripherals--2.1%
         40,000   Microsoft Corp.                                     1,106,000
                                                                ---------------
                  Conglomerates--2.4%
         37,000   General Electric Co.                                1,242,460
                                                                ---------------
                  Education--2.2%
         55,000   DeVry, Inc.*                                        1,139,050
                                                                ---------------
                  Electronic Equipment and Components--4.0%
         28,000   Analog Devices, Inc.*                               1,085,840
         61,000   Applied Materials, Inc.*                            1,005,890
                                                                ---------------
                                                                      2,091,730
                                                                ---------------

See previously submitted Notes to Financial Statements for the semi-annual period ended June 30, 2004.

--------------------------------------------------------------------------------

                     BNY HAMILTON MULTI - CAP EQUITY FUND
                     Schedule of Investments (Continued)

                     September 30, 2004 (Unaudited)

--------------------------------------------------------------------------------

   NUMBER
  OF SHARES                                                          VALUE
  ---------                                                          -----
                  COMMON STOCKS (CONTINUED)
                  Engineering Services--1.6%
         22,000   Jacobs Engineering Group, Inc.*               $       842,380
                                                                ---------------
                  Financial Services--7.7%
         18,000   Capital One Financial Corp.                         1,330,200
         28,000   Citigroup, Inc.                                     1,235,360
         55,000   NCO Group, Inc.*                                    1,482,250
                                                                ---------------
                                                                      4,047,810
                                                                ---------------
                  Health Care Products and Services--6.8%
         17,000   Cardinal Health, Inc.                                 744,090
         25,000   Charles River Laboratories International,           1,145,000
                  Inc.*
         20,000   Johnson & Johnson                                   1,126,600
         12,000   Stryker Corp.                                         576,960
                                                                ---------------
                                                                      3,592,650
                                                                ---------------
                  Insurance--2.8%
         15,000   Aetna, Inc.                                         1,498,950
                                                                ---------------
                  Machinery and Engineering--1.8%
         12,000   Caterpillar, Inc.                                     965,400
                                                                ---------------
                  Manufacturing--4.4%
         40,000   Cognex Corp.                                        1,048,000
         35,000   Honeywell International, Inc.                       1,255,100
                                                                ---------------
                                                                      2,303,100
                                                                ---------------
                  Oil and Gas--11.4%
         30,000   Exxon Mobil Corp.                                   1,449,900
         25,000   Noble Energy, Inc.                                  1,456,000
         40,000   Questar Corp.                                       1,832,800
         25,000   Royal Dutch Petroleum Co. ADR                       1,290,000
                                                                ---------------
                                                                      6,028,700
                                                                ---------------
                  Pharmaceuticals--5.1%
         43,000   Bristol-Myers Squibb Co.                            1,017,810
         18,000   Merck & Co., Inc.                                     594,000
         36,000   Pfizer, Inc.                                        1,101,600
                                                                ---------------
                                                                      2,713,410
                                                                ---------------
                  Resorts and Entertainment--2.0%
         46,000   The Walt Disney Co.                                 1,037,300
                                                                ---------------

See previously submitted Notes to Financial Statements for the semi-annual period ended June 30, 2004.

--------------------------------------------------------------------------------

                     BNY HAMILTON MULTI - CAP EQUITY FUND
                     Schedule of Investments (Continued)

                     September 30, 2004 (Unaudited)

--------------------------------------------------------------------------------

   NUMBER
  OF SHARES                                                          VALUE
  ---------                                                          -----
                  COMMON STOCKS (CONTINUED)
                  Retail--Specialty Stores--4.5%
         23,000   Lowe's Cos., Inc.                             $     1,250,050
         32,000   Walgreen Co.                                        1,146,560
                                                                ---------------
                                                                      2,396,610
                                                                ---------------
                  Telecommunications--2.9%
         30,000   AT&T Corp.                                            429,600
         30,000   MCI, Inc.                                             502,500
         24,000   SBC Communications, Inc.                              622,800
                                                                ---------------
                                                                      1,554,900
                                                                ---------------
                  Utilities--Gas and Electric--10.2%
         22,000   Dominion Resources, Inc.                            1,435,500
         32,000   KeySpan Corp.                                       1,254,400
         17,000   Kinder Morgan, Inc.                                 1,067,940
        160,124   The AES Corp.*                                      1,599,639
                                                                ---------------
                                                                      5,357,479
                                                                ---------------
                  Total Common Stocks
                  (Cost $40,882,576)                                 51,304,009
                                                                ---------------

                  MONEY MARKET FUND--3.6%
      1,895,192   BNY Hamilton Money Market Fund
                  (Hamilton Shares), 1.49% (a)
                  (Cost $1,895,192)                                   1,895,192
                                                                ---------------

                  Total Investments
                  (Cost $42,777,768) (b)--100.9%                     53,199,201
                  Liabilities in excess of other assets--(0.9%)        (491,384)
                                                                ---------------
                  Net Assets--100.0%                            $    52,707,817
                                                                ===============

ADR     American Depositary Receipt.
*       Non-income producing security.
(a)     Represents annualized 7 day yield at September 30, 2004.
(b) The cost stated also approximates the aggregate cost for Federal income tax purposes. At September 30, 2004, net unrealized appreciation was $10,421,433 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $13,517,239 and aggregate gross unrealized depreciation of $3,095,806.

See previously submitted Notes to Financial Statements for the semi-annual period ended June 30, 2004.

--------------------------------------------------------------------------------

                     BNY HAMILTON EQUITY INCOME FUND
                     Schedule of Investments

                     September 30, 2004 (Unaudited)

--------------------------------------------------------------------------------

   NUMBER
  OF SHARES                                                          VALUE
  ---------                                                          -----
                  COMMON STOCKS--81.9%
                  Aerospace and Defense--2.1%
         80,000   United Technologies Corp.                     $     7,470,400
                                                                ---------------
                  Banking and Finance--6.4%
        170,000   Bank of America Corp.                               7,366,100
         75,000   Fifth Third Bancorp                                 3,691,500
         50,000   Northern Trust Corp.                                2,040,000
        100,000   Wachovia Corp.                                      4,695,000
         80,000   Wells Fargo & Co.                                   4,770,400
                                                                ---------------
                                                                     22,563,000
                                                                ---------------
                  Beverages--Soft Drinks--3.3%
        137,900   PepsiCo, Inc.                                       6,708,835
        120,000   The Coca-Cola Co.                                   4,806,000
                                                                ---------------
                                                                     11,514,835
                                                                ---------------
                  Biosciences--1.1%
         68,400   Amgen, Inc.*                                        3,876,912
                                                                ---------------
                  Chemicals--4.3%
        100,000   Air Products and Chemicals, Inc.                    5,438,000
        150,000   duPont (E.I.) de Nemours & Co.                      6,420,000
         75,000   Rohm and Haas Co.                                   3,222,750
                                                                ---------------
                                                                     15,080,750
                                                                ---------------
                  Commercial Services--1.0%
        150,000   ARAMARK Corp., Class B                              3,621,000
                                                                ---------------
                  Communications, Media and Entertainment--3.0%
        140,000   Clear Channel Communications, Inc.                  4,363,800
         60,000   Univision Communications, Inc.*                     1,896,600
        131,380   Viacom, Inc., Class B                               4,409,113
                                                                ---------------
                                                                     10,669,513
                                                                ---------------
                  Computers--Micro--3.2%
         80,000   CDW Corp.                                           4,642,400
         78,500   International Business Machines Corp. (IBM)         6,730,590
                                                                ---------------
                                                                     11,372,990
                                                                ---------------
                  Computers--Software and Peripherals--3.7%
        200,000   Cisco Systems, Inc.*                                3,620,000
        325,000   EMC Corp.*                                          3,750,500

See previously submitted Notes to Financial Statements for the semi-annual period ended June 30, 2004.

--------------------------------------------------------------------------------

                     BNY HAMILTON EQUITY INCOME FUND
                     Schedule of Investments (Continued)

                     September 30, 2004 (Unaudited)

--------------------------------------------------------------------------------

   NUMBER
  OF SHARES                                                          VALUE
  ---------                                                          -----
                  COMMON STOCKS (CONTINUED)
        200,000   Microsoft Corp.                               $     5,530,000
                                                                ---------------
                                                                     12,900,500
                                                                ---------------
                  Conglomerates--2.9%
        300,000   General Electric Co.                               10,074,000
                                                                ---------------
                  Consumer Goods and Services--1.0%
        200,000   Mattel, Inc.                                        3,626,000
                                                                ---------------
                  Data Processing Systems--1.1%
         90,000   First Data Corp.(a)                                 3,915,000
                                                                ---------------
                  Electronic Equipment and Components--3.6%
        110,000   Emerson Electric Co.                                6,807,900
        200,000   Intel Corp.                                         4,012,000
         82,700   Texas Instruments, Inc.                             1,759,856
                                                                ---------------
                                                                     12,579,756
                                                                ---------------
                  Financial Services--4.8%
        150,000   Citigroup, Inc.                                     6,618,000
        100,000   Merrill Lynch & Co., Inc.                           4,972,000
        110,000   Morgan Stanley                                      5,423,000
                                                                ---------------
                                                                     17,013,000
                                                                ---------------
                  Health Care Products and Services--6.6%
        105,000   Abbott Laboratories                                 4,447,800
        100,000   Caremark Rx, Inc.*                                  3,207,000
        130,000   Johnson & Johnson                                   7,322,900
         50,000   Medtronic, Inc.(a)                                  2,595,000
        150,000   Wyeth                                               5,610,000
                                                                ---------------
                                                                     23,182,700
                                                                ---------------
                  Household and Personal Care Products--3.1%
        104,000   Colgate-Palmolive Co.                               4,698,720
         25,000   International Flavor & Fragrances, Inc.               955,000
        100,000   The Procter & Gamble Co.                            5,412,000
                                                                ---------------
                                                                     11,065,720
                                                                ---------------
                  Insurance--1.7%
         87,800   American International Group, Inc.(a)               5,969,522
                                                                ---------------
                  Machinery and Engineering--0.9%
         50,000   Eaton Corp.                                         3,170,500
                                                                ---------------

See previously submitted Notes to Financial Statements for the semi-annual period ended June 30, 2004.

--------------------------------------------------------------------------------

                     BNY HAMILTON EQUITY INCOME FUND
                     Schedule of Investments (Continued)

                     September 30, 2004 (Unaudited)

--------------------------------------------------------------------------------

   NUMBER
  OF SHARES                                                          VALUE
  ---------                                                          -----
                  COMMON STOCKS (CONTINUED)
                  Manufacturing--1.5%
         67,500   3M Co.                                        $     5,397,975
                                                                ---------------
                  Oil and Gas--7.1%
         60,000   BP PLC ADR                                          3,451,800
         80,000   ChevronTexaco Corp.                                 4,291,200
        150,000   Exxon Mobil Corp.                                   7,249,499
         50,000   Royal Dutch Petroleum Co. ADR                       2,580,000
         70,000   Schlumberger Ltd.(a)                                4,711,700
         25,500   Total SA ADR                                        2,605,335
                                                                ---------------
                                                                     24,889,534
                                                                ---------------
                  Pharmaceuticals--3.2%
        100,000   Bristol-Myers Squibb Co.                            2,367,000
        230,000   Pfizer, Inc.                                        7,038,000
         75,000   Teva Pharmaceutical Industries Ltd. ADR             1,946,250
                                                                ---------------
                                                                     11,351,250
                                                                ---------------
                  Real Estate Investment Trusts--2.6%
         40,000   Boston Properties, Inc.                             2,215,600
         70,000   Duke Realty Corp.                                   2,324,000
         80,000   Equity Residential                                  2,480,000
         30,000   The Rouse Co.                                       2,006,400
                                                                ---------------
                                                                      9,026,000
                                                                ---------------
                  Retail--Department Stores--1.4%
        100,000   Kohl's Corp.*                                       4,819,000
                                                                ---------------
                  Retail--Discount Stores--1.5%
        100,000   Wal-Mart Stores, Inc.                               5,320,000
                                                                ---------------
                  Retail-- Restaurants--0.9%
         90,000   Wendy's International, Inc.                         3,024,000
                                                                ---------------
                  Retail - Specialty Stores--0.8%
        100,000   PETsMART, Inc.                                      2,839,000
                                                                ---------------
                  Retail and Wholesale Distribution--0.9%
        100,000   SYSCO Corp.                                         2,992,000
                                                                ---------------
                  Telecommunications--3.0%
        210,000   BellSouth Corp.                                     5,695,200

See previously submitted Notes to Financial Statements for the semi-annual period ended June 30, 2004.

--------------------------------------------------------------------------------

                     BNY HAMILTON EQUITY INCOME FUND
                     Schedule of Investments (Continued)

                     September 30, 2004 (Unaudited)

--------------------------------------------------------------------------------

   NUMBER
  OF SHARES                                                          VALUE
  ---------                                                          -----
                  COMMON STOCKS (CONTINUED)
        250,000   Sprint Corp. (FON Group)                      $     5,032,500
                                                                ---------------
                                                                     10,727,700
                                                                ---------------

                  Transportation--3.2%
        110,000   CSX Corp.                                           3,652,000
        100,000   United Parcel Service, Inc., Class B                7,592,000
                                                                ---------------
                                                                     11,244,000
                                                                ---------------
                  Utilities--Gas and Electric--0.8%
         80,000   Exelon Corp.                                        2,935,200
                                                                ---------------
                  Waste Management--1.2%
        154,500   Waste Management, Inc.                              4,224,030
                                                                ---------------
                  Total Common Stocks
                  (Cost $275,225,170)                               288,455,787
                                                                ---------------
                  CONVERTIBLE PREFERRED STOCKS--13.6%
                  Business Equipment and Services--1.8%
         50,000   Xerox Corp. DECS                                    6,362,500
                                                                ---------------
                  Communications, Media and Entertainment--0.3%
         25,000   Motorola, Inc. PEPS                                 1,252,000
                                                                ---------------
                  Health Care Products and Services--1.2%
         80,000   Baxter International, Inc., PEPS                    4,300,000
                                                                ---------------
                  Insurance--5.0%
         50,000   Anthem, Inc. PEPS                                   5,005,000
         45,000   Prudential Financial Capital Trust I PEPS           3,141,900
         80,000   The Hartford Financial Services
                  Group, Inc. PEPS                                    4,872,000
        200,000   Travelers Property Casualty Corp. Pfd               4,536,000
                                                                ---------------
                                                                     17,554,900
                                                                ---------------
                  Media--1.2%
          4,000   Radio One, Inc. Pfd                                 4,060,000
                                                                ---------------
                  Utilities--Gas and Electric--4.1%
        100,000   Dominion Resources, Inc. PEPS                       5,455,000

See previously submitted Notes to Financial Statements for the semi-annual period ended June 30, 2004.

--------------------------------------------------------------------------------

                     BNY HAMILTON EQUITY INCOME FUND
                     Schedule of Investments (Continued)

                     September 30, 2004 (Unaudited)

--------------------------------------------------------------------------------

   NUMBER
  OF SHARES                                                          VALUE
  ---------                                                          -----
                  CONVERTIBLE PREFERRED STOCKS (CONTINUED)
        280,000   Duke Energy Corp. PEPS                        $     4,071,200
         90,000   FPL Group, Inc. Pfd                                 5,037,300
                                                                ---------------
                                                                     14,563,500
                                                                ---------------

                  Total Convertible Preferred Stocks
                  (Cost $46,559,035)                                 48,092,900
                                                                ---------------

  PRINCIPAL
   AMOUNT
   ------

                  CONVERTIBLE BONDS--3.6%
                  Communications, Media and Entertainment--1.4%
$     5,000,000   Echostar Communications Corp.
                  5.75%, 5/15/08                                      5,106,250
                                                                ---------------
                  Pharmaceuticals--1.4%
      3,000,000   Gilead Sciences, Inc.
                  2.00%, 12/15/07                                     4,863,750
                                                                ---------------
                  Telecommunications--0.8%
      2,500,000   Corning, Inc.
                  3.50%, 11/01/08                                     2,950,000
                                                                ---------------
                  Total Convertible Bonds
                  (Cost $11,238,045)                                 12,920,000
                                                                ---------------

 NUMBER
OF SHARES
---------

                  MONEY MARKET FUND--1.6%
      5,518,139   BNY Hamilton Money Market Fund (Hamilton
                  Shares), 1.49% (b)
                  (Cost $5,518,139)                                   5,518,139
                                                                ---------------
                  Total Investments Before Outstanding
                  Written Call Options
                  (Cost $338,540,389)--100.7%                       354,986,826
                                                                ---------------

See previously submitted Notes to Financial Statements for the semi-annual period ended June 30, 2004.

--------------------------------------------------------------------------------

                     BNY HAMILTON EQUITY INCOME FUND
                     Schedule of Investments (Continued)

                     September 30, 2004 (Unaudited)

--------------------------------------------------------------------------------

                                                         STRIKE
 CONTRACTS                                               PRICE       VALUE
 ---------                                               ------      -----
                  OUTSTANDING WRITTEN CALL
                   OPTIONS--(0.0)%
           (75)   American International Group, Inc.,
                  expiration
                  October, 2004                          $   70 $        (1,687)
                                                                ---------------
          (100)   First Data Corp.,
                  expiration
                  October, 2004                              43         (15,500)
          (100)   Medtronic, Inc,
                  expiration
                  October, 2004                              50         (22,000)
           (75)   Schlumberger Ltd.,
                  expiration
                  October, 2004                              60         (55,500)
                                                                ---------------
                  Total Outstanding Written Call Options
                  (Premiums received $81,073)                           (94,687)
                                                                ---------------


                  Total Investments Net of Outstanding
                  Written Call Options
                  (Cost $338,459,316) (c)--100.7%                   354,892,139
                  Liabilities in excess of other assets--(0.7%)      (2,611,302)
                                                                ---------------
                  Net Assets--100.0%                            $   352,280,837
                                                                ===============

ADR     American Depositary Receipt.
DECS    Dividend Enhanced Convertible Stock.
PEPS    Premium Exchangeable Participating Securities.
*       Non-income producing security.
(a) Securities, or a portion thereof, have been segregated to collateralize the open written call options at September 30, 2004.
(b)     Represents annualized 7 day yield at September 30, 2004.
(c) The cost stated also approximates the aggregate cost for Federal income tax purposes. At September 30, 2004, net unrealized appreciation was $16,432,823 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $45,196,497 and aggregate gross unrealized depreciation of $28,763,674.

See previously submitted Notes to Financial Statements for the semi-annual period ended June 30, 2004.

--------------------------------------------------------------------------------

                     BNY HAMILTON INTERNATIONAL EQUITY FUND
                     Schedule of Investments

                     September 30, 2004 (Unaudited)

--------------------------------------------------------------------------------

   NUMBER
  OF SHARES                                                        US$ VALUE
  ---------                                                        ---------
                  COMMON STOCKS--97.8%
                  Australia--4.7%
         15,150   Ansell Ltd. ADR                               $       389,355
         46,499   BHP Ltd. ADR                                          964,854
         19,100   Commonwealth Bank of Australia ADR                  1,253,042
         61,500   Lend Lease Corp. Ltd. ADR                             508,734
         13,320   National Australia Bank Ltd. ADR                    1,305,360
         88,747   Newcrest Mining Ltd. ADR                              976,474
          3,319   Rio Tinto Ltd. ADR                                    365,137
         27,925   The News Corp. Ltd. ADR                               917,895
         19,880   Westpac Banking Corp. ADR                           1,278,284
         52,905   Woodside Petroleum Ltd. ADR                           747,273
                                                                ---------------
                                                                      8,706,408
                                                                ---------------
                  Austria--0.3%
         29,600   Erste Bank der oesterreichisch Sparkassen ADR         615,787
                                                                ---------------
                  Belgium--1.3%
          7,400   Delhaize Group ADR                                    467,754
         52,600   Fortis ADR                                          1,251,712
          7,200   Solvay SA ADR                                         666,211
                                                                ---------------
                                                                      2,385,677
                                                                ---------------
                  Denmark--0.8%
         22,500   Danske Bank A/S ADR                                   591,453
         15,000   Novo Nordisk A/S ADR                                  821,550
                                                                ---------------
                                                                      1,413,003
                                                                ---------------
                  Finland--1.3%
         33,200   Metso Corp. ADR                                       429,940
        113,000   Nokia Corp. ADR                                     1,550,360
         25,900   UPM-Kymmene Oyj ADR                                   496,762
                                                                ---------------
                                                                      2,477,062
                                                                ---------------
                  France--9.3%
         32,700   Alcatel SA ADR*                                       383,571
        160,800   Alstom SA ADR                                          95,869
         40,900   Axa ADR                                               829,452
         44,400   BNP Paribas SA ADR                                  1,433,769
         36,506   Business Objects SA ADR*                              850,955
         33,300   France Telecom SA ADR                                 832,500
         55,000   Groupe Danone ADR                                     863,500
          3,850   L'Air Liquide SA ADR                                  120,786
         63,500   L'Oreal SA ADR                                        832,047
         38,824   Lafarge SA ADR                                        844,422

See previously submitted Notes to Financial Statements for the semi-annual period ended June 30, 2004.

--------------------------------------------------------------------------------

                     BNY HAMILTON INTERNATIONAL EQUITY FUND
                     Schedule of Investments (Continued)

                     September 30, 2004 (Unaudited)

--------------------------------------------------------------------------------

   NUMBER
  OF SHARES                                                        US$ VALUE
  ---------                                                        ---------
                  COMMON STOCKS (CONTINUED)
         13,900   PSA Peugeot Citroen ADR                       $       856,287
         12,100   Publicis Groupe ADR                                   346,907
         57,200   Sanofi-Synthelabo SA ADR                            2,094,092
         60,945   Societe Generale ADR                                1,078,641
          9,700   Sodexho Alliance SA ADR                               258,408
          7,200   Technip SA ADR                                        293,112
         32,913   Thomson ADR                                           691,502
         26,212   Total SA ADR                                        2,678,080
         31,600   Veolia Environnement ADR                              908,500
         30,960   Vivendi Universal SA ADR*                             796,601
                                                                ---------------
                                                                     17,089,001
                                                                ---------------
                  Germany--6.7%
         92,000   Allianz AG ADR                                        925,520
         13,700   BASF AG ADR                                           807,615
         20,600   Bayer AG ADR                                          565,058
         50,000   Bayerische Hypo-und Vereinsbank AG ADR                955,100
         20,900   DaimlerChrysler AG                                    865,678
         13,823   Deutsche Bank AG                                      994,427
         18,800   Deutsche Lufthansa AG ADR                             225,585
         56,500   Deutsche Telekom AG ADR*                            1,054,290
         14,109   E.On AG ADR                                         1,039,833
         13,100   ProSiebenSat.1 Media AG ADR                           478,345
          1,000   Puma AG Rudolf Dassler Sport ADR                      267,031
         11,800   RWE AG ADR                                            562,777
         24,180   SAP AG ADR                                            941,811
         10,400   Schering AG ADR                                       652,600
         19,842   Siemens AG ADR                                      1,462,355
         68,000   Volkswagen AG ADR                                     522,444
                                                                ---------------
                                                                     12,320,469
                                                                ---------------
                  Greece--0.5%
         92,560   Alpha Bank A.E. ADR                                   589,746
         55,800   Hellenic Telecommunications Organization
                  SA ADR                                                372,744
                                                                ---------------
                                                                        962,490
                                                                ---------------
                  Hong Kong--1.7%
         14,000   Cheung Kong (Holdings) Ltd. ADR                       119,837
        128,000   CLP Holdings Ltd. ADR                                 732,083
         51,400   Hang Seng Bank Ltd. ADR                               685,506
         10,400   Hutchison Whampoa Ltd. ADR                            406,768
         24,000   MTR Corp. Ltd. ADR                                    361,630
         85,000   Sun Hung Kai Properties Ltd. ADR                      801,159
                                                                ---------------
                                                                      3,106,983
                                                                ---------------

See previously submitted Notes to Financial Statements for the semi-annual period ended June 30, 2004.

--------------------------------------------------------------------------------

                     BNY HAMILTON INTERNATIONAL EQUITY FUND
                     Schedule of Investments (Continued)

                     September 30, 2004 (Unaudited)

--------------------------------------------------------------------------------

   NUMBER
  OF SHARES                                                        US$ VALUE
  ---------                                                        ---------
                  COMMON STOCKS (CONTINUED)
                  Ireland--0.8%
         21,800   Allied Irish Bank PLC ADR                     $       725,286
          4,950   Bank of Ireland ADR                                   268,290
         13,700   CRH PLC ADR                                           324,005
          5,800   Ryanair Holdings PLC ADR*                             169,360
                                                                ---------------
                                                                      1,486,941
                                                                ---------------
                  Italy--3.8%
         31,160   Enel SpA ADR                                        1,261,981
         12,097   Eni SpA ADR                                         1,358,493
         28,300   Fiat SpA ADR*                                         202,911
         20,900   Luxottica Group SpA ADR                               373,065
          6,490   Mediaset SpA ADR                                      736,740
         55,350   Sanpaolo IMI SpA ADR                                1,250,910
         67,779   Telecom Italia SpA ADR                              1,793,984
                                                                ---------------
                                                                      6,978,084
                                                                ---------------
                  Japan--21.8%
         42,000   Aeon Co. Ltd. ADR                                     676,023
          5,200   Ajinomoto Co., Inc. ADR                               594,474
         48,500   All Nippon Airways Co. Ltd. ADR                       310,676
          8,500   Asahi Glass Co. Ltd. ADR                              773,533
         16,800   Asahi Kasei Corp. ADR                                 725,563
         20,000   Canon, Inc. ADR                                       943,200
         32,500   Dai Nippon Printing Co. Ltd. ADR                      869,300
         13,300   Daiwa Securities Group, Inc. ADR                      842,300
          6,750   Denso Corp. ADR                                       638,162
         42,000   Eisai Co. Ltd. ADR                                  1,143,219
         24,000   Fuji Photo Film Co. Ltd. ADR                          788,640
         28,400   Fujitsu Ltd. ADR                                      820,706
         14,000   Hitachi Ltd. ADR                                      844,900
         38,800   Honda Motor Co. Ltd. ADR                              945,168
         24,000   Ito-Yokado Co. Ltd. ADR                               823,118
         34,600   Japan Airlines System Corp. ADR*                      474,038
          3,800   Kao Corp. ADR                                         839,541
         10,900   Kyocera Corp. ADR                                     767,360
         62,000   Matsushita Electric Industrial Co. Ltd. ADR           832,040
         13,000   Millea Holdings, Inc. ADR                             835,510
         48,500   Mitsubishi Corp. ADR                                1,048,197
         17,200   Mitsubishi Electric Corp. ADR                         816,186
          7,800   Mitsubishi Estate Co. Ltd. ADR                        813,864
        101,000   Mitsubishi Tokyo Financial Group, Inc. ADR            842,340
          6,100   Mitsui & Co. Ltd. ADR                               1,026,020
          9,700   Mitsui Sumitomo Insurance Co. Ltd. ADR                800,009
        136,000   NEC Corp. ADR                                         814,640

See previously submitted Notes to Financial Statements for the semi-annual period ended June 30, 2004.

--------------------------------------------------------------------------------

                     BNY HAMILTON INTERNATIONAL EQUITY FUND
                     Schedule of Investments (Continued)

                     September 30, 2004 (Unaudited)

--------------------------------------------------------------------------------

   NUMBER
  OF SHARES                                                        US$ VALUE
  ---------                                                        ---------
                  COMMON STOCKS (CONTINUED)
         14,400   Nikko Cordial Corp. ADR                       $       584,022
         64,000   Nintendo Co. Ltd. ADR                                 978,451
         33,400   Nippon Telegraph and Telephone Corp. ADR              667,332
         24,500   Nippon Yusen Kabushiki Kaisha ADR                   1,267,068
         41,000   Nissan Motor Co. Ltd. ADR                             888,060
          2,400   Nitto Denko Corp. ADR                               1,104,024
         65,000   Nomura Holdings, Inc. ADR                             839,150
         43,300   NTT DoCoMo, Inc. ADR                                  736,100
          9,200   Oji Paper Co. Ltd. ADR                                520,038
         61,000   OLYMPUS Corp. ADR                                   1,176,111
         26,300   Pioneer Corp. ADR                                     551,248
          8,800   Ricoh Co. Ltd. ADR                                    822,712
         11,000   Secom Co. Ltd. ADR                                    764,506
         15,000   Seven - Eleven Japan Co. Ltd. ADR                     428,708
         47,000   Sharp Corp. ADR                                       646,480
         16,100   Sony Corp. ADR                                        553,679
        150,000   Sumitomo Mitsui Financial Group, Inc. ADR             857,415
         83,000   Sumitomo Trust and Banking Co. Ltd. ADR               491,003
         14,000   Taiheiyo Cement Corp. ADR                             317,561
          4,900   TDK Corp. ADR                                         328,594
         16,600   Teijin Ltd. ADR                                       593,422
          6,100   The Bank of Yokohama Ltd. ADR                         327,651
          5,600   The Shizuoka Bank Ltd. ADR                            421,213
         34,150   Toyota Motor Corp. ADR                              2,608,377
                                                                ---------------
                                                                     40,121,652
                                                                ---------------
                  Netherlands--4.7%
         32,700   ABN AMRO Holding NV ADR                               744,252
         51,100   Aegon NV ADR                                          551,880
         28,800   DSM NV ADR                                            375,581
         25,525   Heineken NV ADR                                       768,461
         42,300   ING Groep NV ADR                                    1,069,345
         43,500   Koninklijke (Royal) KPN NV ADR                        324,945
         31,800   Koninklijke (Royal) Philips Electronics NV ADR        728,538
         48,577   Royal Dutch Petroleum Co. ADR                       2,506,573
         24,200   TPG NV ADR                                            592,900
         10,800   Unilever NV ADR                                       624,240
         19,600   Wolters Kluwer NV ADR                                 329,852
                                                                ---------------
                                                                      8,616,567
                                                                ---------------
                  New Zealand--0.2%
         13,275   Telecom Corp. of New Zealand Ltd. ADR                 422,278
                                                                ---------------
                  Norway--0.6%
          5,220   DNB NOR ASA ADR                                       412,932
          6,000   Norsk Hydro ASA ADR                                   439,440

See previously submitted Notes to Financial Statements for the semi-annual period ended June 30, 2004.

--------------------------------------------------------------------------------

                     BNY HAMILTON INTERNATIONAL EQUITY FUND
                     Schedule of Investments (Continued)

                     September 30, 2004 (Unaudited)

--------------------------------------------------------------------------------

   NUMBER
  OF SHARES                                                        US$ VALUE
  ---------                                                        ---------
                  COMMON STOCKS (CONTINUED)
          7,400   Orkla ASA ADR                                 $       204,472
                                                                ---------------
                                                                      1,056,844
                                                                ---------------
                  Portugal--0.4%
         11,540   Electricidade de Portugal SA ADR                      337,545
         29,000   Portugal Telecom., SGPS SA ADR                        319,000
                                                                ---------------
                                                                        656,545
                                                                ---------------
                  Singapore--0.9%
        277,500   CapitaLand Ltd. ADR                                   590,076
         22,000   Keppel Corp. Ltd. ADR                                 206,463
         53,750   Neptune Orient Lines Ltd. ADR                         360,120
         12,600   STATS ChipPAC Ltd. ADR*                                75,348
         24,500   United Overseas Bank Ltd. ADR                         398,728
                                                                ---------------
                                                                      1,630,735
                                                                ---------------
                  Spain--3.5%
         84,700   Banco Bilbao Vizcaya Argentaria SA ADR              1,168,860
        120,400   Banco Santander Central Hispano SA ADR              1,177,512
        150,500   Corporacion Mapfre SA ADR                             353,284
         55,800   Endesa SA ADR                                       1,066,338
         23,600   NH Hoteles SA ADR                                     522,915
         26,800   Repsol YPF SA ADR                                     587,456
         35,119   Telefonica SA ADR                                   1,580,003
                                                                ---------------
                                                                      6,456,368
                                                                ---------------
                  Sweden--2.4%
         10,300   AB SKF ADR                                            391,191
         13,300   Atlas Copco AB ADR                                    511,525
         13,800   Electrolux AB ADR                                     506,998
          6,600   Svenska Cellulosa AB (SCA) ADR                        256,559
          5,020   Swedish Match AB ADR                                  534,826
         11,500   Tele2 AB, Class B ADR                                 428,079
         33,000   Telefonaktiebolaget LM Ericsson ADR*                1,030,920
         23,600   Volvo AB ADR                                          831,428
                                                                ---------------
                                                                      4,491,526
                                                                ---------------
                  Switzerland--6.8%
         51,800   Adecco SA ADR                                         641,284
         26,670   Credit Suisse Group ADR                               851,840
         27,040   Holcim Ltd. ADR                                       712,975
          7,420   Logitech International SA ADR*                        358,683
         38,288   Nestle SA ADR                                       2,192,352

See previously submitted Notes to Financial Statements for the semi-annual period ended June 30, 2004.

--------------------------------------------------------------------------------

                     BNY HAMILTON INTERNATIONAL EQUITY FUND
                     Schedule of Investments (Continued)

                     September 30, 2004 (Unaudited)

--------------------------------------------------------------------------------

   NUMBER
  OF SHARES                                                        US$ VALUE
  ---------                                                        ---------
                  COMMON STOCKS (CONTINUED)
         55,200   Novartis AG ADR                               $     2,576,184
         16,670   Roche Holding AG - Genusshein ADR                   1,722,134
         22,000   Serono SA ADR                                         337,260
         11,394   Swiss Reinsurance Co. ADR                             655,608
         25,130   UBS AG                                              1,767,393
         46,200   Zurich Financial Services AG ADR                      658,572
                                                                ---------------
                                                                     12,474,285
                                                                ---------------
                  United Kingdom--25.3%
         44,350   Amvescap PLC ADR                                      486,520
         37,969   AstraZeneca PLC ADR                                 1,561,665
         67,400   BAA PLC ADR                                           675,072
         28,200   BAE SYSTEMS PLC ADR                                   458,758
         45,875   Barclays PLC ADR                                    1,774,903
         16,720   BG Group PLC ADR                                      569,149
         47,800   BHP Billiton PLC ADR                                1,010,970
         84,896   BP PLC ADR                                          4,884,066
         28,650   British American Tobacco PLC ADR                      836,294
         17,450   British Sky Broadcasting Group PLC ADR                610,052
         23,310   BT Group PLC ADR                                      768,065
         25,529   Cadbury Schweppes PLC ADR                             789,101
         19,020   Centrica PLC ADR                                      863,888
        132,100   Compass Group PLC ADR                                 527,092
         18,470   Diageo PLC ADR                                        931,442
         22,540   Friends Provident PLC ADR                             567,965
         68,851   GlaxoSmithKline PLC ADR                             3,010,854
         57,000   GUS PLC ADR                                           928,308
         34,500   HBOS PLC ADR                                        1,397,181
         55,840   HSBC Holdings PLC ADR                               4,456,031
         21,250   Imperial Tobacco Group PLC ADR                        931,600
          8,920   International Power PLC ADR                           233,645
         65,226   Kingfisher PLC ADR                                    727,654
        104,640   Legal & General Group PLC ADR                         939,667
         35,350   Lloyds TSB Group PLC ADR                            1,112,818
         14,500   Marconi Corp. PLC ADR*                                292,030
         15,700   Marks & Spencer Group ADR                             584,681
         16,460   National Grid Transco PLC ADR                         704,982
         55,000   Prudential Corp. PLC ADR                              900,900
         22,725   Reed Elsevier PLC ADR                                 806,965
         39,820   Rentokil Initial PLC ADR                              542,229
          8,425   Rio Tinto PLC ADR                                     915,376
         16,340   Rolls-Royce Group PLC ADR                             374,408
         77,940   Royal & Sun Alliance Insurance Group PLC ADR          515,183
         53,800   Scottish & Southern Energy PLC ADR                    758,392
         20,750   Scottish Power PLC ADR                                639,930
         36,400   Shell Transport & Trading Co. ADR                   1,620,164

See previously submitted Notes to Financial Statements for the semi-annual period ended June 30, 2004.

--------------------------------------------------------------------------------

                     BNY HAMILTON INTERNATIONAL EQUITY FUND
                     Schedule of Investments (Continued)

                     September 30, 2004 (Unaudited)

--------------------------------------------------------------------------------

   NUMBER
  OF SHARES                                                        US$ VALUE
  ---------                                                        ---------
                  COMMON STOCKS (CONTINUED)
          6,820   Smith & Nephew PLC ADR                        $       316,107
         61,568   Tesco PLC ADR                                         953,399
         25,750   Unilever PLC ADR                                      850,265
        156,820   Vodafone Group PLC ADR                              3,780,929
         24,600   Wolseley PLC ADR                                      857,310
                                                                ---------------
                                                                     46,466,010
                                                                ---------------
                  Total Common Stocks
                  (Cost $149,849,119)                               179,934,715
                                                                ---------------

                  PREFERRED STOCK--0.5%
         30,250   The News Corp. Ltd. ADR Pfd.
                  (Cost $794,217)                                       947,733
                                                                ---------------
                  EXCHANGE TRADED FUND--1.4%
         18,042   Ishares MSCI EAFE Index Fund
                  (Cost $2,535,789)                                   2,551,139
                                                                ---------------

                  MONEY MARKET FUND--0.5%
        898,361   BNY Hamilton Money Market Fund
                  (Hamilton Shares), 1.49% (a)
                  (Cost $898,361)                                       898,361
                                                                ---------------

                  Total Investments
                  (Cost $154,077,486) (b)--100.2%                   184,331,948
                  Liabilities in excess of other assets--(0.2%)        (404,682)
                                                                ---------------
                  Net Assets--100.0%                            $   183,927,266
                                                                ===============

ADR     American Depositary Receipt.
*       Non-income producing security.
(a)     Represents annualized 7 day yield at September 30, 2004.
(b) The cost stated also approximates the aggregate cost for Federal income tax purposes. At September 30, 2004, net unrealized appreciation was $30,254,462 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $34,259,429 and aggregate gross unrealized depreciation of $4,004,967.

See previously submitted Notes to Financial Statements for the semi-annual period ended June 30, 2004.

-------------------------------------------------------------------------------

                     BNY HAMILTON INTERNATIONAL EQUITY FUND
                     Industry Diversification

                     September 30, 2004 (Unaudited)

-------------------------------------------------------------------------------

                                                                        % OF
                                                                        TOTAL
                                                   US$ VALUE         NET ASSETS
                                                   ---------         ----------
Advertising and Marketing Services               $     346,907              0.2%
Aerospace and Defense                                  833,166              0.5
Airlines                                             1,179,659              0.6
Airport Development and Maintenance                    675,072              0.4
Automotive                                           8,358,515              4.5
Banking and Finance                                 32,479,385             17.6
Beverages--Food and Tobacco                          8,663,561              4.7
Brewers                                                768,461              0.4
Building and Building Products                       3,829,806              2.1
Business Equipment and Services                      1,765,912              1.0
Chemicals                                            4,364,838              2.4
Communications, Media and Entertainment              5,795,668              3.2
Computers--Software and Peripherals                  3,786,795              2.1
Consumer Goods and Services                          2,354,568              1.3
Diversified Operations                               1,155,460              0.6
Electronic Equipment and Components                  9,948,702              5.4
Export Trading                                       2,074,217              1.1
Financial Services                                   2,751,992              1.5
Health Care Products and Services                      316,107              0.2
Hotels and Gaming                                      522,915              0.3
Household and Personal Care Products                 1,671,588              0.9
Human Resources                                        641,284              0.3
Insurance                                            9,602,895              5.2
Machinery and Engineering                            1,037,334              0.6
Manufacturing                                        2,836,323              1.5
Mining                                               4,232,812              2.3
Oil and Gas                                         16,547,695              9.0
Paper and Forest Products                            1,273,359              0.7
Pharmaceuticals                                     13,919,558              7.6
Printing and Publishing                              1,676,265              0.9
Real Estate Development                              2,833,670              1.5
Retail--Apparel and Shoes                            1,195,339              0.6
Retail--Department Stores                              584,680              0.3
Retail--Food Stores                                  2,920,295              1.6
Retail--Specialty Stores                             1,156,362              0.6
Telecommunications                                  15,953,559              8.7
Transportation                                       2,581,718              1.4
Utilities--Gas and Electric                          7,337,506              4.0
Utilities--Water                                       908,500              0.5
Exchange Traded Funds                                2,551,139              1.4
Money Market Fund                                      898,361              0.5
                                                 -------------        ---------

Total value of investments                         184,331,948            100.2
Liabilities in excess of other assets                 (404,682)            (0.2)
                                                 -------------        ---------
Net Assets                                       $ 183,927,266            100.0%
                                                 -------------        ---------

See previously submitted Notes to Financial Statements for the semi-annual period ended June 30, 2004.

--------------------------------------------------------------------------------

                     BNY HAMILTON S&P 500 INDEX FUND
                     Schedule of Investments

                     September 30, 2004 (Unaudited)

--------------------------------------------------------------------------------

   NUMBER
  OF SHARES                                                          VALUE
  ---------                                                          -----
                  COMMON STOCKS--98.1%
                  Advertising and Marketing Services--0.2%
          1,250   Monster Worldwide, Inc.*                      $        30,800
          2,000   Omnicom Group, Inc.                                   146,120
          4,400   The Interpublic Group of Cos., Inc.                    46,596
                                                                ---------------
                                                                        223,516
                                                                ---------------
                  Aerospace and Defense--1.7%
          2,150   General Dynamics Corp.                                219,515
          1,200   Goodrich Corp.                                         37,632
          4,750   Lockheed Martin Corp.                                 264,955
          3,834   Northrop Grumman Corp.                                204,467
          4,750   Raytheon Co.                                          180,405
          1,850   Rockwell Collins, Inc.                                 68,709
          8,900   The Boeing Co.                                        459,418
          5,450   United Technologies Corp.                             508,921
                                                                ---------------
                                                                      1,944,022
                                                                ---------------
                  Agricultural--0.1%
          2,842   Monsanto Co.                                          103,506
                                                                ---------------
                  Airlines--0.1%
          1,250   Delta Air Lines, Inc.                                   4,113
          8,275   Southwest Airlines Co.                                112,705
                                                                ---------------
                                                                        116,818
                                                                ---------------
                  Aluminum, Steel and Other Metals--0.6%
          9,206   Alcoa, Inc.                                           309,229
          1,000   Allegheny Technologies, Inc.                           18,250
          1,900   Freeport-McMoRan Copper & Gold, Inc., Class B          76,950
            900   Nucor Corp.                                            82,233
          1,000   Phelps Dodge Corp.*                                    92,030
          1,185   United States Steel Corp.                              44,580
                                                                ---------------
                                                                        623,272
                                                                ---------------
                  Automotive--1.1%
          2,800   AutoNation, Inc.*                                      47,824
            900   AutoZone, Inc.*                                        69,525
          1,500   Dana Corp.                                             26,535
          5,900   Delphi Corp.                                           54,811
         19,347   Ford Motor Co.                                        271,825
          5,950   General Motors Corp.                                  252,756
          3,150   Harley-Davidson, Inc.                                 187,236
          2,050   Johnson Controls, Inc.                                116,461
            700   Navistar International Corp.*                          26,033

See previously submitted Notes to Financial Statements for the semi-annual period ended June 30, 2004.

--------------------------------------------------------------------------------

                     BNY HAMILTON S&P 500 INDEX FUND
                     Schedule of Investments (Continued)

                     September 30, 2004 (Unaudited)

--------------------------------------------------------------------------------

   NUMBER
  OF SHARES                                                          VALUE
  ---------                                                          -----
                  COMMON STOCKS (CONTINUED)
          1,862   PACCAR, Inc.                                  $       128,701
          1,339   Visteon Corp.                                          10,699
                                                                ---------------
                                                                      1,192,406
                                                                ---------------
                  Banking and Finance--8.1%
          3,750   AmSouth Bancorp                                        91,500
         43,032   Bank of America Corp.                               1,864,576
          5,900   BB&T Corp.                                            234,171
          1,850   Comerica, Inc.                                        109,798
          6,073   Fifth Third Bancorp                                   298,913
          1,300   First Horizon National Corp.                           56,368
          1,650   Golden West Financial Corp.                           183,068
          2,405   Huntington Bancshares, Inc.                            59,909
         37,714   J.P. Morgan Chase & Co.                             1,498,376
          4,250   KeyCorp                                               134,300
          1,250   M&T Bank Corp.                                        119,625
          2,400   Marshall & Ilsley Corp.                                96,720
          4,450   Mellon Financial Corp.                                123,221
          7,000   National City Corp.                                   270,340
          3,300   North Fork Bancorp, Inc.                              146,685
          2,350   Northern Trust Corp.                                   95,880
          4,832   Regions Financial Corp.                               159,746
          3,500   SouthTrust Corp.                                      145,810
          3,600   Sovreign Bancorp, Inc.                                 78,552
          3,550   State Street Corp.                                    151,621
          3,800   SunTrust Banks, Inc.                                  267,558
          8,250   The Bank of New York Co., Inc.                        240,653
         19,891   U.S. Bancorp                                          574,849
         13,900   Wachovia Corp.                                        652,604
          9,200   Washington Mutual, Inc.                               359,536
         17,850   Wells Fargo & Co.                                   1,064,395
          1,000   Zions Bancorp                                          61,040
                                                                ---------------
                                                                      9,139,814
                                                                ---------------
                  Beverages--Food and Tobacco--4.7%
            450   Adolph Coors Co., Class B                              30,564
         21,750   Altria Group, Inc.                                  1,023,119
          8,450   Anheuser-Busch Cos., Inc.                             422,078
          6,833   Archer-Daniels-Midland Co.                            116,024
          1,250   Brown-Forman Corp., Class B                            57,250
          4,300   Campbell Soup Co.                                     113,047
          4,900   Coca-Cola Enterprises, Inc.                            92,610
          5,600   ConAgra Foods, Inc.                                   143,976
          4,000   General Mills, Inc.                                   179,600
          3,700   H.J. Heinz Co.                                        133,274
          2,600   Hershey Foods Corp.                                   121,446

See previously submitted Notes to Financial Statements for the semi-annual period ended June 30, 2004.

--------------------------------------------------------------------------------

                     BNY HAMILTON S&P 500 INDEX FUND
                     Schedule of Investments (Continued)

                     September 30, 2004 (Unaudited)

--------------------------------------------------------------------------------

   NUMBER
  OF SHARES                                                          VALUE
  ---------                                                          -----
                  COMMON STOCKS (CONTINUED)
          4,400   Kellogg Co.                                   $       187,704
          1,400   McCormick & Co., Inc.                                  48,076
         13,250   McDonald's Corp.                                      371,398
         17,975   PepsiCo, Inc.                                         874,484
          1,450   SUPER VALU, INC.                                       39,948
         25,650   The Coca-Cola Co.                                   1,027,282
          2,650   The Pepsi Bottling Group, Inc.                         71,948
          1,750   UST, Inc.                                              70,455
          2,400   Wm. Wrigley Jr. Co.                                   151,944
                                                                ---------------
                                                                      5,276,227
                                                                ---------------
                  Biosciences--0.9%
         13,390   Amgen, Inc.*                                          758,945
          3,580   Biogen Idec, Inc.*                                    218,989
          1,950   Chiron Corp.*                                          86,190
                                                                ---------------
                                                                      1,064,124
                                                                ---------------
                  Building and Building Products--1.3%
          2,750   Ecolab, Inc.                                           86,460
          2,702   Georgia-Pacific Group                                  97,137
          1,100   Louisiana-Pacific Corp.*                               28,545
          4,550   Masco Corp.                                           157,112
         23,250   The Home Depot, Inc.                                  911,399
          1,550   The Sherwin-Williams Co.                               68,138
          1,100   Vulcan Materials Co.                                   56,045
                                                                ---------------
                                                                      1,404,836
                                                                ---------------
                  Business Equipment and Services--0.3%
          1,450   Convergys Corp.*                                       19,474
          1,350   Lexmark International, Inc.*                          113,414
          2,450   Pitney Bowes, Inc.                                    108,045
          8,850   Xerox Corp.*                                          124,607
                                                                ---------------
                                                                        365,540
                                                                ---------------
                  Chemicals--1.4%
          2,400   Air Products and Chemicals, Inc.                      130,512
            800   Ashland, Inc.                                          44,864
         10,550   duPont (E.I.) de Nemours & Co.                        451,539
            800   Eastman Chemical Co.                                   38,040
            500   Great Lakes Chemical Corp.                             12,800
          1,150   Hercules, Inc.*                                        16,388
          1,800   PPG Industries, Inc.                                  110,304
          3,450   Praxair, Inc.                                         147,453
          2,350   Rohm and Haas Co.                                     100,980
            700   Sigma-Aldrich Corp.                                    40,600

See previously submitted Notes to Financial Statements for the semi-annual period ended June 30, 2004.

--------------------------------------------------------------------------------

                     BNY HAMILTON S&P 500 INDEX FUND
                     Schedule of Investments (Continued)

                     September 30, 2004 (Unaudited)

--------------------------------------------------------------------------------

   NUMBER
  OF SHARES                                                          VALUE
  ---------                                                          -----
                  COMMON STOCKS (CONTINUED)
          9,972   The Dow Chemical Co.                          $       450,535
                                                                ---------------
                                                                      1,544,015
                                                                ---------------
                  Communications, Media and Entertainment--2.5%
          6,200   Clear Channel Communications, Inc.                    193,254
         23,632   Comcast Corp., Class A*                               667,368
          2,800   Gannett Co., Inc.                                     234,528
            550   Meredith Corp.                                         28,259
          2,000   The McGraw-Hill Cos., Inc.                            159,380
         48,275   Time Warner, Inc.*                                    779,158
          3,400   Univision Communications, Inc.*                       107,474
         18,320   Viacom, Inc., Class B*                                614,819
                                                                ---------------
                                                                      2,784,240
                                                                ---------------
                  Computer Services--1.5%
          1,400   Affiliated Computer Services, Inc.*                    77,938
          2,050   Computer Sciences Corp.*                               96,555
          4,050   Compuware Corp.*                                       20,858
          7,050   eBay, Inc.*                                           648,176
          5,400   Electronic Data Systems Corp.                         104,706
          2,050   Intuit, Inc.*                                          93,070
          3,700   Network Appliance, Inc.*                               85,100
          3,000   SunGard Data Systems, Inc.*                            71,310
          3,500   Unisys Corp.*                                          36,120
         14,350   Yahoo!, Inc.*                                         486,609
                                                                ---------------
                                                                      1,720,442
                                                                ---------------
                  Computers--Micro--3.0%
          4,050   Apple Computer, Inc.*                                 156,938
         26,450   Dell, Inc.*                                           941,620
          3,850   Gateway, Inc.*                                         19,058
         31,921   Hewlett-Packard Co.                                   598,519
         17,700   International Business Machines Corp. (IBM)         1,517,597
         35,100   Sun Microsystems, Inc.*                               141,804
                                                                ---------------
                                                                      3,375,536
                                                                ---------------
                  Computers--Software and Peripherals--5.3%
          2,500   Adobe Systems, Inc.                                   123,675
          1,200   Autodesk, Inc.                                         58,356
          2,350   BMC Software, Inc.*                                    37,154
         71,500   Cisco Systems, Inc.*                                1,294,149
          1,700   Citrix Systems, Inc.*                                  29,784
          6,200   Computer Associates International, Inc.               163,060
          3,200   Electronic Arts, Inc.*                                147,168
         25,350   EMC Corp.*                                            292,539
          1,000   Mercury Interactive Corp.*                             34,880
        115,000   Microsoft Corp.                                     3,179,749

See previously submitted Notes to Financial Statements for the semi-annual period ended June 30, 2004.

--------------------------------------------------------------------------------

                     BNY HAMILTON S&P 500 INDEX FUND
                     Schedule of Investments (Continued)

                     September 30, 2004 (Unaudited)

--------------------------------------------------------------------------------

   NUMBER
  OF SHARES                                                          VALUE
  ---------                                                          -----
                  COMMON STOCKS (CONTINUED)
          1,050   NCR Corp.*                                    $        52,070
          1,700   NVIDIA Corp.*                                          24,684
          2,800   Parametric Technology Corp.*                           14,784
          3,850   PeopleSoft, Inc.*                                      76,423
          5,300   Siebel Systems, Inc.*                                  39,962
          3,350   Symantec Corp.*                                       183,848
          4,550   VERITAS Software Corp.*                                80,990
          3,600   Xilinx, Inc.*                                          97,200
                                                                ---------------
                                                                      5,930,475
                                                                ---------------
                  Conglomerates--3.4%
        111,650   General Electric Co.                                3,749,207
          1,500   Textron, Inc.                                          96,405
                                                                ---------------
                                                                      3,845,612
                                                                ---------------
                  Consumer Goods and Services--0.9%
          1,200   Avery Dennison Corp.                                   78,936
          1,000   Brunswick Corp.                                        45,760
         11,100   Cendant Corp.*                                        239,760
          3,000   Eastman Kodak Co.                                      96,660
          1,500   Fortune Brands, Inc.                                  111,135
          1,800   Hasbro, Inc.                                           33,840
          4,350   Mattel, Inc.                                           78,866
          1,550   Reynolds American, Inc.                               105,462
          8,300   Sara Lee Corp.                                        189,738
                                                                ---------------
                                                                        980,157
                                                                ---------------
                  Containers and Packaging--0.1%
          1,200   Ball Corp.                                             44,915
          1,100   Bemis Co., Inc.                                        29,238
          1,550   Pactiv Corp.*                                          36,038
            850   Sealed Air Corp.*                                      39,398
                                                                ---------------
                                                                        149,589
                                                                ---------------
                  Data Processing Systems--0.8%
          6,150   Automatic Data Processing, Inc.                       254,118
          9,096   First Data Corp.                                      395,676
          2,100   Fiserv, Inc.*                                          73,206
          4,025   Paychex, Inc.                                         121,354
                                                                ---------------
                                                                        844,354
                                                                ---------------
                  Education--0.1%
          2,050   Apollo Group, Inc., Class A*                          150,409
                                                                ---------------
                  Electronic Equipment and Components--3.5%
          3,750   Advanced Micro Devices, Inc.*                          48,750

See previously submitted Notes to Financial Statements for the semi-annual period ended June 30, 2004.

--------------------------------------------------------------------------------

                     BNY HAMILTON S&P 500 INDEX FUND
                     Schedule of Investments (Continued)

                     September 30, 2004 (Unaudited)

--------------------------------------------------------------------------------

   NUMBER
  OF SHARES                                                          VALUE
  ---------                                                          -----
                  COMMON STOCKS (CONTINUED)
          5,133   Agilent Technologies, Inc.*                   $       110,719
          3,900   Altera Corp.*                                          76,323
          2,100   American Power Conversion Corp.*                       36,519
          4,000   Analog Devices, Inc.*                                 155,120
         17,900   Applied Materials, Inc.*                              295,171
          3,300   Applied Micro Circuits Corp.*                          10,329
          1,000   Cooper Industries, Ltd.                                59,000
          4,500   Emerson Electric Co.                                  278,505
          1,200   Fisher Scientific International, Inc.*                 69,996
         67,800   Intel Corp.                                         1,360,067
          3,650   International Game Technology                         131,218
          2,050   Jabil Circuit, Inc.*                                   47,150
          2,100   KLA-Tencor Corp.*                                      87,108
          3,250   Linear Technology Corp.                               117,780
          4,000   LSI Logic Corp.*                                       17,240
          3,400   Maxim Integrated Products, Inc.                       143,786
          6,400   Micron Technology, Inc.*                               76,992
          1,950   Molex, Inc.                                            58,149
          3,700   National Semiconductor Corp.*                          57,313
          1,450   Novellus Systems, Inc.*                                38,556
          1,800   PMC - Sierra, Inc.*                                    15,858
            800   Power-One, Inc.*                                        5,184
          1,000   QLogic Corp.*                                          29,610
          1,950   Rockwell Automation, Inc.                              75,465
          5,500   Sanmina-SCI Corp.*                                     38,775
         10,100   Solectron Corp.*                                       49,995
          2,500   Symbol Technologies, Inc.                              31,600
            850   Tektronix, Inc.*                                       28,263
          2,050   Teradyne, Inc.*                                        27,470
         18,250   Texas Instruments, Inc.                               388,359
                                                                ---------------
                                                                      3,966,370
                                                                ---------------
                  Financial Services--7.7%
          1,150   Ambac Financial Group, Inc.                            91,943
         13,400   American Express Co.                                  689,563
          2,550   Capital One Financial Corp.                           188,445
         54,826   Citigroup, Inc.                                     2,418,922
          5,998   Countrywide Credit Industries, Inc.                   236,261
            550   Deluxe Corp.                                           22,561
          3,900   E*TRADE Financial Corp.*                               44,538
          1,400   Equifax, Inc.                                          36,904
         10,250   Fannie Mae                                            649,849
          1,150   Federated Investors, Inc., Class B                     32,706
          2,600   Franklin Resources, Inc.                              144,976
          7,250   Freddie Mac                                           472,990
          1,750   H&R Block, Inc.                                        86,485
          2,500   Janus Capital Group, Inc.                              34,025
          2,850   Lehman Brothers Holdings, Inc.                        227,202
          5,550   Marsh & McLennan Cos., Inc.                           253,968
          1,575   MBIA, Inc.                                             91,681

See previously submitted Notes to Financial Statements for the semi-annual period ended June 30, 2004.

--------------------------------------------------------------------------------

                     BNY HAMILTON S&P 500 INDEX FUND
                     Schedule of Investments (Continued)

                     September 30, 2004 (Unaudited)

--------------------------------------------------------------------------------

   NUMBER
  OF SHARES                                                          VALUE
  ---------                                                          -----
                  COMMON STOCKS (CONTINUED)
         13,475   MBNA Corp.                                    $       339,570
          9,900   Merrill Lynch & Co., Inc.                             492,228
          1,050   MGIC Investment Corp.                                  69,878
          1,600   Moody's Corp.                                         117,200
         11,600   Morgan Stanley                                        571,880
          2,950   PNC Financial Services Group                          159,595
          3,000   Providian Financial Corp.*                             46,620
          4,650   SLM Corp.                                             207,390
          3,250   Synovus Financial Corp.                                84,988
          1,400   T. Rowe Price Group, Inc.                              71,316
          1,100   The Bear Stearns Cos., Inc.                           105,787
         14,450   The Charles Schwab Corp.                              132,796
          5,150   The Goldman Sachs Group, Inc.                         480,186
                                                                ---------------
                                                                      8,602,453
                                                                ---------------
                  Forest and Paper Products--0.5%
            950   Boise Cascade Corp.                                    31,616
          5,185   International Paper Co.                               209,526
          2,141   MeadWestvaco Corp.                                     68,298
            600   Temple-Inland, Inc.                                    40,290
          2,550   Weyerhaeuser Co.                                      169,524
                                                                ---------------
                                                                        519,254
                                                                ---------------
                  Health and Medical Facilities--0.1%
          1,100   Quest Diagnostics, Inc.*                               97,042
                                                                ---------------
                  Health Care Products and Services--6.6%
         16,500   Abbott Laboratories                                   698,939
          1,450   Allergan, Inc.                                        105,198
          1,500   Anthem, Inc.*                                         130,875
          2,100   Applera Corp. - Applied Biosystems Group               39,627
            550   Bausch & Lomb, Inc.                                    36,548
          6,450   Baxter International, Inc.                            207,432
          2,700   Becton, Dickinson & Co.                               139,590
          2,662   Biomet, Inc.                                          124,795
          8,900   Boston Scientific Corp.*                              353,597
          1,100   C. R. Bard, Inc.                                       62,293
          4,525   Cardinal Health, Inc.                                 198,059
          4,900   Caremark Rx, Inc.*                                    157,143
            800   Express Scripts, Inc.*                                 52,272
          2,450   Genzyme Corp.*                                        133,305
          3,350   Guidant Corp.                                         221,234
          5,050   HCA, Inc.                                             192,658
          2,500   Health Management Associates, Inc., Class A            51,075
          1,640   Hospira, Inc.*                                         50,184
          1,600   Humana, Inc.*                                          31,968
          2,400   IMS Health, Inc.                                       57,408
         31,392   Johnson & Johnson                                   1,768,310

See previously submitted Notes to Financial Statements for the semi-annual period ended June 30, 2004.

--------------------------------------------------------------------------------

                     BNY HAMILTON S&P 500 INDEX FUND
                     Schedule of Investments (Continued)

                     September 30, 2004 (Unaudited)

--------------------------------------------------------------------------------

   NUMBER
  OF SHARES                                                          VALUE
  ---------                                                          -----
                  COMMON STOCKS (CONTINUED)
            950   Manor Care, Inc.                              $        28,462
          3,050   McKesson Corp.                                         78,233
         12,850   Medtronic, Inc.                                       666,914
          1,900   St. Jude Medical, Inc.*                               143,013
          4,200   Stryker Corp.                                         201,936
          4,850   Tenet Healthcare Corp.*                                52,332
          7,100   UnitedHealth Group, Inc.                              523,553
          1,650   WellPoint Health Networks, Inc.*                      173,399
         14,150   Wyeth                                                 529,209
          2,640   Zimmer Holdings, Inc.*                                208,666
                                                                ---------------
                                                                      7,418,227
                                                                ---------------
                  Homebuilders--0.2%
          1,300   Centex Corp.                                           65,598
            500   KB HOME                                                42,245
          1,400   Pulte Homes, Inc.                                      85,918
                                                                ---------------
                                                                        193,761
                                                                ---------------
                  Hotels and Gaming--0.3%
          1,200   Harrah's Entertainment, Inc.                           63,576
          4,000   Hilton Hotels Corp.                                    75,360
          2,400   Marriott International, Inc., Class A                 124,704
          2,200   Starwood Hotels & Resorts Worldwide, Inc.             102,124
                                                                ---------------
                                                                        365,764
                                                                ---------------
                  Household and Personal Care Products--2.7%
          1,000   Alberto-Culver Co., Class B                            43,480
          5,000   Avon Products, Inc.                                   218,400
          5,650   Colgate-Palmolive Co.                                 255,267
          1,000   International Flavors & Fragrances, Inc.               38,200
          5,200   Kimberly-Clark Corp.                                  335,868
          1,950   Leggett & Platt, Inc.                                  54,795
            750   Maytag Corp.                                           13,778
          2,250   The Clorox Co.                                        119,925
         10,600   The Gillette Co.                                      442,444
         26,900   The Procter & Gamble Co.                            1,455,828
            700   Whirlpool Corp.                                        42,063
                                                                ---------------
                                                                      3,020,048
                                                                ---------------
                  Human Resources--0.0%
          1,800   Robert Half International, Inc.*                       46,386
                                                                ---------------
                  Insurance--4.5%
          2,950   ACE Ltd.                                              118,177
          1,650   Aetna, Inc.                                           164,885
          5,400   AFLAC, Inc.                                           211,734
         27,550   American International Group, Inc.                  1,873,124

See previously submitted Notes to Financial Statements for the semi-annual period ended June 30, 2004.

--------------------------------------------------------------------------------

                     BNY HAMILTON S&P 500 INDEX FUND
                     Schedule of Investments (Continued)

                     September 30, 2004 (Unaudited)

--------------------------------------------------------------------------------

   NUMBER
  OF SHARES                                                          VALUE
  ---------                                                          -----
                  COMMON STOCKS (CONTINUED)
          3,350   Aon Corp.                                     $        96,279
          1,450   CIGNA Corp.                                           100,964
          1,775   Cincinnati Financial Corp.                             73,166
          1,425   Jefferson-Pilot Corp.                                  70,766
          1,850   Lincoln National Corp.                                 86,950
          1,950   Loews Corp.                                           114,075
          7,950   MetLife, Inc.                                         307,267
          3,300   Principal Financial Group, Inc.                       118,701
          5,450   Prudential Financial, Inc.                            256,367
          1,300   SAFECO Corp.                                           59,345
          7,350   The Allstate Corp.                                    352,726
          2,050   The Chubb Corp.                                       144,074
          3,150   The Hartford Financial Services Group, Inc.           195,080
          2,300   The Progressive Corp.                                 194,925
          7,020   The St. Paul Cos., Inc.                               232,081
          1,200   Torchmark Corp.                                        63,816
          3,050   UnumProvident Corp.                                    47,855
          1,500   XL Capital Ltd., Class A                              110,985
                                                                ---------------
                                                                      4,993,342
                                                                ---------------
                  Machinery and Engineering--0.7%
          3,650   Caterpillar, Inc.                                     293,642
            500   Cummins, Inc.                                          36,945
          2,650   Deere & Co.                                           171,057
          1,650   Eaton Corp.                                           104,627
            900   Fluor Corp.                                            40,068
          1,850   Ingersoll-Rand Co., Class A                           125,745
                                                                ---------------
                                                                        772,084
                                                                ---------------
                  Manufacturing--2.4%
          8,300   3M Co.                                                663,750
          2,250   American Standard Cos., Inc.*                          87,548
          1,800   Cintas Corp.                                           75,672
            600   Crane Co.                                              17,352
          3,300   Danaher Corp.                                         169,224
          2,100   Dover Corp.                                            81,627
          9,100   Honeywell International, Inc.                         326,326
          3,200   Illinois Tool Works, Inc.                             298,144
          1,000   ITT Industries, Inc.                                   79,990
          2,900   Newell Rubbermaid, Inc.                                58,116
          1,300   Pall Corp.                                             31,824
          1,250   Parker-Hannifin Corp.                                  73,575
         21,210   Tyco International Ltd.                               650,299
          1,250   Waters Corp.*                                          55,125

See previously submitted Notes to Financial Statements for the semi-annual period ended June 30, 2004.

--------------------------------------------------------------------------------

                     BNY HAMILTON S&P 500 INDEX FUND
                     Schedule of Investments (Continued)

                     September 30, 2004 (Unaudited)

--------------------------------------------------------------------------------

   NUMBER
  OF SHARES                                                          VALUE
  ---------                                                          -----
                  COMMON STOCKS (CONTINUED)
            850   Worthington Industries, Inc.                  $        18,148
                                                                ---------------

                                                                      2,686,720
                                                                ---------------
                  Mining--0.2%
          4,700   Newmont Mining Corp.                                  213,991
                                                                ---------------
                  Networking Products--0.6%
          6,000   CIENA Corp.*                                           11,880
          4,050   Novell, Inc.*                                          25,556
         54,700   Oracle Corp.*                                         617,016
                                                                ---------------
                                                                        654,452
                                                                ---------------
                  Oil and Gas--7.3%
          1,000   Amerada Hess Corp.                                     89,000
          2,713   Anadarko Petroleum Corp.                              180,035
          3,438   Apache Corp.                                          172,278
          3,550   Baker Hughes, Inc.                                    155,206
          1,700   BJ Services Co.*                                       89,097
          4,200   Burlington Resources, Inc.                            171,360
         22,516   ChevronTexaco Corp.                                 1,207,757
          7,306   ConocoPhillips                                        605,301
          2,550   Devon Energy Corp.                                    181,076
          4,000   Dynegy, Inc.*                                          19,960
          6,780   El Paso Corp.                                          62,308
          1,300   Engelhard Corp.                                        36,855
          1,300   EOG Resources, Inc.                                    85,605
         68,850   Exxon Mobil Corp.                                   3,327,520
          4,650   Halliburton Co.                                       156,659
          1,600   Kerr-McGee Corp.                                       91,600
          3,650   Marathon Oil Corp.                                    150,672
          1,600   Nabors Industries Ltd.*                                75,760
            500   NICOR, Inc.                                            18,350
          1,450   Noble Corp.*                                           65,178
          4,200   Occidental Petroleum Corp.                            234,906
            400   Peoples Energy Corp.                                   16,672
          1,100   Rowan Cos., Inc.*                                      29,040
          6,250   Schlumberger Ltd.                                     420,688
          2,400   Sempra Energy                                          86,856
            800   Sunoco, Inc.                                           59,184
          5,500   The Williams Cos., Inc.                                66,550
          3,400   Transocean, Inc.                                      121,652
          2,750   Unocal Corp.                                          118,250
          1,400   Valero Energy Corp.                                   112,294
                                                                ---------------
                                                                      8,207,669
                                                                ---------------
                  Pharmaceuticals--4.8%
          1,200   AmerisourceBergen Corp.                                64,452
         20,500   Bristol-Myers Squibb Co.                              485,235

See previously submitted Notes to Financial Statements for the semi-annual period ended June 30, 2004.

--------------------------------------------------------------------------------

                     BNY HAMILTON S&P 500 INDEX FUND
                     Schedule of Investments (Continued)

                     September 30, 2004 (Unaudited)

--------------------------------------------------------------------------------

   NUMBER
  OF SHARES                                                          VALUE
  ---------                                                          -----
                  COMMON STOCKS (CONTINUED)
         11,950   Eli Lilly & Co.                               $       717,598
          3,950   Forest Laboratories, Inc.*                            177,671
          4,500   Gilead Sciences, Inc.*                                168,210
          2,466   King Pharmaceuticals, Inc.*                            29,444
          2,847   Medco Health Solutions, Inc.*                          87,972
          2,635   MedImmune, Inc.*                                       62,450
         23,500   Merck & Co., Inc.                                     775,500
          2,750   Mylan Laboratories, Inc.                               49,500
         79,835   Pfizer, Inc.                                        2,442,950
         15,550   Schering-Plough Corp.                                 296,383
          1,150   Watson Pharmaceuticals, Inc.*                          33,879
                                                                ---------------
                                                                      5,391,244
                                                                ---------------
                  Publishing--0.3%
            900   Dow Jones & Co., Inc.                                  36,549
            800   Knight-Ridder, Inc.                                    52,360
          2,350   R. R. Donnelley & Sons Co.                             73,602
          1,500   The New York Times Co., Class A                        58,650
          3,375   Tribune Co.                                           138,881
                                                                ---------------
                                                                        360,042
                                                                ---------------
                  Real Estate Investment Trusts--0.4%
          1,000   Apartment Investment & Management Co., Class A         34,780
          4,200   Equity Office Properties Trust                        114,450
          2,950   Equity Residential                                     91,450
          1,900   Plum Creek Timber Co., Inc.                            66,557
          1,900   ProLogis                                               66,956
          2,185   Simon Property Group, Inc.                            117,182
                                                                ---------------
                                                                        491,375
                                                                ---------------
                  Resorts and Entertainment--0.4%
         21,700   The Walt Disney Co.                                   489,335
                                                                ---------------
                  Retail--Apparel and Shoes--0.7%
          2,000   Coach, Inc.*                                           84,840
          1,300   Jones Apparel Group, Inc.                              46,540
          4,950   Limited Brands                                        110,336
          1,150   Liz Claiborne, Inc.                                    43,378
          2,800   NIKE, Inc., Class B                                   220,639
          1,500   Nordstrom, Inc.                                        57,360
            600   Reebok International Ltd.                              22,032
          9,550   The GAP, Inc.                                         178,585
          1,150   V.F. Corp.                                             56,868
                                                                ---------------
                                                                        820,578
                                                                ---------------
                  Retail - Department Stores--0.5%
            800   Dillard's, Inc.                                        15,792

See previously submitted Notes to Financial Statements for the semi-annual period ended June 30, 2004.

--------------------------------------------------------------------------------

                     BNY HAMILTON S&P 500 INDEX FUND
                     Schedule of Investments (Continued)

                     September 30, 2004 (Unaudited)

--------------------------------------------------------------------------------

   NUMBER
  OF SHARES                                                          VALUE
  ---------                                                          -----
                  COMMON STOCKS (CONTINUED)
          1,900   Federated Department Stores, Inc.             $        86,317
          3,000   J. C. Penney Co., Inc. (Holding Co.)                  105,840
          3,600   Kohl's Corp.*                                         173,484
          2,250   Sears, Roebuck & Co.                                   89,663
          3,000   The May Department Stores Co.                          76,890
                                                                ---------------
                                                                        547,986
                                                                ---------------
                  Retail--Discount Stores--2.9%
          1,200   Big Lots, Inc.*                                        14,676
          4,900   Costco Wholesale Corp.*                               203,644
          3,412   Dollar General Corp.                                   68,752
          1,800   Family Dollar Stores, Inc.                             48,780
          9,600   Target Corp.                                          434,400
          5,100   The TJX Cos., Inc.                                    112,404
         44,850   Wal-Mart Stores, Inc.                               2,386,020
                                                                ---------------
                                                                      3,268,676
                                                                ---------------
                  Retail--Food Stores--0.3%
          3,800   Albertson's, Inc.                                      90,934
          4,650   Safeway, Inc.*                                         89,792
          7,800   The Kroger Co.*                                       121,056
          1,500   Winn-Dixie Stores, Inc.                                 4,635
                                                                ---------------
                                                                        306,417
                                                                ---------------
                  Retail - Restaurants--0.4%
          1,600   Darden Restaurants, Inc.                               37,312
          4,250   Starbucks Corp.*                                      193,205
          1,200   Wendy's International, Inc.                            40,320
          3,050   Yum! Brands, Inc.*                                    124,013
                                                                ---------------
                                                                        394,850
                                                                ---------------
                  Retail--Specialty Stores--1.5%
          3,200   Bed Bath & Beyond, Inc.*                              118,752
          3,450   Best Buy Co., Inc.*                                   187,128
          2,100   Circuit City Stores-Circuit City Group                 32,214
          4,250   CVS Corp.                                             179,053
          8,300   Lowe's Cos., Inc.                                     451,105
          3,300   Office Depot, Inc.*                                    49,599
          1,650   RadioShack Corp.                                       47,256
          5,250   Staples, Inc.                                         156,555
          1,500   Tiffany & Co.                                          46,110
          2,250   Toys "R" Us, Inc.*                                     39,915
         10,800   Walgreen Co.                                          386,964
                                                                ---------------
                                                                      1,694,651
                                                                ---------------

See previously submitted Notes to Financial Statements for the semi-annual period ended June 30, 2004.

--------------------------------------------------------------------------------

                     BNY HAMILTON S&P 500 INDEX FUND
                     Schedule of Investments (Continued)

                     September 30, 2004 (Unaudited)

--------------------------------------------------------------------------------

   NUMBER
  OF SHARES                                                          VALUE
  ---------                                                          -----
                  COMMON STOCKS (CONTINUED)
                  Retail and Wholesale Distribution--0.3%
          1,800   Genuine Parts Co.                             $        69,084
          6,750   SYSCO Corp.                                           201,960
          1,000   W.W. Grainger, Inc.                                    57,650
                                                                ---------------
                                                                        328,694
                                                                ---------------
                  Telecommunications--5.2%
          8,550   ADC Telecommunications, Inc.*                          15,476
          3,250   ALLTEL Corp.                                          178,458
          1,650   Andrew Corp.*                                          20,196
          8,339   AT&T Corp.                                            119,414
         28,849   AT&T Wireless Services, Inc.*                         426,388
          4,787   Avaya, Inc.*                                           66,731
         19,350   BellSouth Corp.                                       524,772
          3,350   Broadcom Corp., Class A*                               91,422
          1,450   CenturyTel, Inc.                                       49,648
          3,450   Citizens Communications Co.*                           46,196
          2,050   Comverse Technology, Inc.*                             38,602
         14,700   Corning, Inc.*                                        162,876
         15,150   JDS Uniphase Corp.*                                    51,056
         45,500   Lucent Technologies, Inc.*                            144,235
         24,900   Motorola, Inc.                                        449,196
         11,700   Nextel Communications, Inc.*                          278,928
         17,200   QUALCOMM, Inc.                                        671,487
         19,159   Qwest Communications International, Inc.*              63,799
         35,050   SBC Communications, Inc.                              909,547
          1,550   Scientific-Atlanta, Inc.                               40,176
         15,350   Sprint Corp. (FON Group)                              308,996
          4,400   Tellabs, Inc.*                                         40,436
         29,316   Verizon Communications, Inc.                        1,154,463
                                                                ---------------
                                                                      5,852,498
                                                                ---------------
                  Tire and Rubber--0.0%
            700   Cooper Tire & Rubber Co.                               14,119
          1,800   The Goodyear Tire & Rubber Co.                         19,332
                                                                ---------------
                                                                         33,451
                                                                ---------------
                  Tools and Instruments--0.2%
            550   Millipore Corp.*                                       26,318
          1,300   PerkinElmer, Inc.                                      22,386
            600   Snap-on, Inc.                                          16,536
            900   The Black & Decker Corp.                               69,696
            900   The Stanley Works                                      38,277
          1,650   Thermo Electron Corp.*                                 44,583
                                                                ---------------
                                                                        217,796
                                                                ---------------

See previously submitted Notes to Financial Statements for the semi-annual period ended June 30, 2004.

--------------------------------------------------------------------------------

                     BNY HAMILTON S&P 500 INDEX FUND
                     Schedule of Investments (Continued)

                     September 30, 2004 (Unaudited)

--------------------------------------------------------------------------------

   NUMBER
  OF SHARES                                                          VALUE
  ---------                                                          -----
                  COMMON STOCKS (CONTINUED)
                  Transportation--1.5%
          3,950   Burlington Northern Santa Fe Corp.            $       151,325
          2,250   CSX Corp.                                              74,700
          3,200   FedEx Corp.                                           274,208
          4,100   Norfolk Southern Corp.                                121,934
            650   Ryder System, Inc.                                     30,576
          2,750   Union Pacific Corp.                                   161,150
         11,900   United Parcel Service, Inc., Class B                  903,448
                                                                ---------------
                                                                      1,717,341
                                                                ---------------
                  Travel Services--0.3%
          6,700   Carnival Corp.                                        316,843
          1,430   Sabre Holdings Corp.                                   35,078
                                                                ---------------
                                                                        351,921
                                                                ---------------
                  Utilities--Gas and Electric--2.8%
          1,300   Allegheny Energy, Inc.*                                20,748
          2,100   Ameren Corp.                                           96,915
          4,130   American Electric Power Co., Inc.                     131,995
          4,600   Calpine Corp.*                                         13,340
          3,250   CenterPoint Energy, Inc.                               33,670
          1,950   Cinergy Corp.                                          77,220
          1,700   CMS Energy Corp.                                       16,184
          2,600   Consolidated Edison, Inc.                             109,304
          1,850   Constellation Energy Group, Inc.                       73,704
          3,550   Dominion Resources, Inc.                              231,637
          1,800   DTE Energy Co.                                         75,942
          9,850   Duke Energy Corp.                                     225,466
          3,450   Edison International*                                  91,460
          2,400   Entergy Corp.                                         145,464
          6,962   Exelon Corp.                                          255,435
          3,498   FirstEnergy Corp.                                     143,698
          2,000   FPL Group, Inc.                                       136,640
          1,700   KeySpan Corp.                                          66,640
          1,300   Kinder Morgan, Inc.                                    81,666
          2,757   NiSource, Inc.                                         57,925
          4,250   PG&E Corp.*                                           129,200
          1,000   Pinnacle West Capital Corp.                            41,500
          2,050   PPL Corp.                                              96,719
          2,641   Progress Energy, Inc.                                 111,820
            150   Progress Energy, Inc. (a)*                                 68
          2,550   Public Service Enterprise Group, Inc.                 108,630
          2,100   TECO Energy, Inc.                                      28,413
          6,750   The AES Corp.*                                         67,433
          7,800   The Southern Co.                                      233,843
          3,150   TXU Corp.                                             150,948

See previously submitted Notes to Financial Statements for the semi-annual period ended June 30, 2004.

--------------------------------------------------------------------------------

                     BNY HAMILTON S&P 500 INDEX FUND
                     Schedule of Investments (Continued)

                     September 30, 2004 (Unaudited)

--------------------------------------------------------------------------------

   NUMBER
  OF SHARES                                                          VALUE
  ---------                                                          -----
                  COMMON STOCKS (CONTINUED)
          4,177   Xcel Energy, Inc.                             $        72,346
                                                                ---------------
                                                                      3,125,973
                                                                ---------------
                  Waste Management--0.2%
          3,300   Allied Waste Industries, Inc.*                         29,205
          6,150   Waste Management, Inc.                                168,141
                                                                ---------------
                                                                        197,346
                                                                ---------------
                  Total Common Stocks
                  (Cost $98,451,233)                                110,126,647
                                                                ---------------
                  EXCHANGE TRADED FUND--0.6%
          6,003   Standard & Poor's Depositary
                  Receipts Trust Series I
                  (Cost $655,216)                                       670,895
                                                                ---------------

  PRINCIPAL
   AMOUNT
   ------

                  UNITED STATES GOVERNMENT AGENCIES & OBLIGATIONS--0.2%
                  United States Treasury Bill--0.2%
$       275,000   1.83%, 3/10/05 +
                  (Cost $272,769)                                       272,613
                                                                ---------------
                  MONEY MARKET FUND--0.9%
      1,028,228   BNY Hamilton Money Market Fund
                  (Hamilton Shares), 1.49% (b)
                  (Cost $1,028,228)                                   1,028,228
                                                                ---------------

                  Total Investments
                  (Cost $100,407,446) (c)--99.8%                    112,098,383
                  Other assets less liabilities--0.2%                   263,855
                                                                ---------------
                  Net Assets--100.0%                            $   112,362,238
                                                                ===============

*       Non-income producing security.
+ Coupon rate represents discounted rate at time of purchase for United States Treasury Bills.
(a) Contingent Value Obligation. Each CVO represents the right to receive contingent payments based on the performance of four synthethic fuel facilities owned by Progress Energy.

See previously submitted Notes to Financial Statements for the semi-annual period ended June 30, 2004.

--------------------------------------------------------------------------------

                     BNY HAMILTON S&P 500 INDEX FUND
                     Schedule of Investments (Continued)

                     September 30, 2004 (Unaudited)
--------------------------------------------------------------------------------

(b) Securities with an aggregate value of $272,613 have been segregated with the custodian to cover margin requirements for the following open future contracts at September 30, 2004:

  NUMBER                         EXPIRATION      CONTRACT VALUE       CONTRACT VALUE            UNREALIZED
OF CONTRACTS      DESCRIPTION      MONTH         AT TRADE DATE     AT SEPTEMBER 30, 2004       DEPRECIATION
------------      -----------      -----         -------------     ---------------------       ------------
    21            EMINI S&P 500  Dec. 2004         $1,174,533           $1,170,645               $(3,888)
                                                                                                 =======

(c)     Represents annualized 7 day yield at September 30, 2004.
(d) The cost stated also approximates the aggregate cost for Federal income tax purposes. At September 30, 2004, net unrealized appreciation was $11,690,937 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $13,935,750 and aggregate gross unrealized depreciation of $2,244,813.

See previously submitted Notes to Financial Statements for the semi-annual period ended June 30, 2004.

--------------------------------------------------------------------------------

                     BNY HAMILTON LARGE CAP GROWTH CRT FUND
                     Schedule of Investments

                     September 30, 2004 (Unaudited)

--------------------------------------------------------------------------------

   NUMBER
  OF SHARES                                                          VALUE
  ---------                                                          -----
                  COMMON STOCKS--96.4%
                  Advertising and Marketing Services--1.0%
          1,748   Omnicom Group, Inc.                           $      127,709
                                                                --------------
                  Aerospace and Defense--2.5%
          3,450   United Technologies Corp.                            322,161
                                                                --------------
                  Banking and Finance--4.9%
          3,000   Bank of America Corp.                                129,990
          6,400   Wachovia Corp.                                       300,480
          3,350   Wells Fargo & Co.                                    199,761
                                                                --------------
                                                                       630,231
                                                                --------------
                  Beverages--Food and Tobacco--3.0%
          4,350   PepsiCo, Inc.                                        211,627
          4,450   The Coca-Cola Co.                                    178,223
                                                                --------------
                                                                       389,850
                                                                --------------
                  Biosciences--2.0%
          4,500   Amgen, Inc.*                                         255,060
                                                                --------------
                  Building and Building Products--1.7%
          5,650   The Home Depot, Inc.                                 221,480
                                                                --------------
                  Chemicals--4.5%
          7,125   duPont (E.I.) de Nemours & Co.                       304,950
          1,900   Potash Corp. of Saskatchewan, Inc. (Canada)*         121,923
          3,700   Rohm and Haas Co.                                    158,989
                                                                --------------
                                                                       585,862
                                                                --------------
                  Commercial Services--2.5%
         13,250   ARAMARK Corp., Class B                               319,855
                                                                --------------
                  Communications, Media and Entertainment--2.8%
          3,350   Clear Channel Communications, Inc.                   104,420
          9,400   Comcast Corp.- Special Class A*                      262,448
                                                                --------------
                                                                       366,868
                                                                --------------
                  Computers--Micro--4.9%
          3,025   CDW Corp.                                            175,541
          3,800   Dell, Inc.*                                          135,280
          3,775   International Business Machines Corp. (IBM)          323,668
                                                                --------------
                                                                       634,489
                                                                --------------

See previously submitted Notes to Financial Statements for the semi-annual period ended June 30, 2004.

--------------------------------------------------------------------------------

                     BNY HAMILTON LARGE CAP GROWTH CRT FUND
                     Schedule of Investments (Continued)

                     September 30, 2004 (Unaudited)

--------------------------------------------------------------------------------

   NUMBER
  OF SHARES                                                          VALUE
  ---------                                                          -----
                  COMMON STOCKS (CONTINUED)
                  Computers--Software and Peripherals--6.2%
         14,175   Cisco Systems, Inc.*                          $      256,568
         12,200   EMC Corp.*                                           140,788
         14,600   Microsoft Corp.                                      403,690
                                                                --------------
                                                                       801,046
                                                                --------------
                  Conglomerates--3.5%
         13,425   General Electric Co.                                 450,812
                                                                --------------
                  Containers and Packaging--1.1%
          3,000   Sealed Air Corp.*                                    139,050
                                                                --------------
                  Data Processing Systems--0.0%
             50   First Data Corp.                                       2,175
                                                                --------------
                  Electronic Equipment and Components--2.1%
         13,200   Intel Corp.                                          264,792
                                                                --------------
                  Financial Services--8.2%
          9,458   Citigroup, Inc.                                      417,287
          2,025   Fannie Mae                                           128,385
          7,650   Morgan Stanley                                       377,145
          1,500   The Goldman Sachs Group, Inc.                        139,860
                                                                --------------
                                                                     1,062,677
                                                                --------------
                  Health Care Products and Services--7.2%
          4,500   Abbott Laboratories                                  190,620
          3,900   Boston Scientific Corp.*                             154,947
          6,750   Caremark Rx, Inc.*                                   216,473
          4,125   Johnson & Johnson                                    232,360
          2,488   Medtronic, Inc.                                      129,127
                                                                --------------
                                                                       923,527
                                                                --------------
                  Household and Personal Care Products--3.2%
          3,500   Colgate-Palmolive Co.                                158,130
          4,800   The Procter & Gamble Co.                             259,776
                                                                --------------
                                                                       417,906
                                                                --------------
                  Insurance--5.1%
          6,300   American International Group, Inc.                   428,337
          3,800   The Hartford Financial Services Group, Inc.          235,334
                                                                --------------

                                                                       663,671
                                                                --------------

See previously submitted Notes to Financial Statements for the semi-annual period ended June 30, 2004.

--------------------------------------------------------------------------------

                     BNY HAMILTON LARGE CAP GROWTH CRT FUND
                     Schedule of Investments (Continued)

                     September 30, 2004 (Unaudited)

--------------------------------------------------------------------------------

   NUMBER
  OF SHARES                                                          VALUE
  ---------                                                          -----
                  COMMON STOCKS (CONTINUED)
                  Machinery and Engineering--1.0%
          2,100   Eaton Corp.                                   $      133,161
                                                                --------------

                  Manufacturing--1.1%
          1,700   3M Co.                                               135,949
                                                                --------------
                  Oil and Gas--9.0%
          7,075   BP PLC ADR                                           407,025
          9,125   Exxon Mobil Corp.                                    441,010
          4,700   Schlumberger Ltd.                                    316,357
                                                                --------------
                                                                     1,164,392
                                                                --------------
                  Pharmaceuticals--6.4%
          5,200   Gilead Sciences, Inc.*                               194,376
          3,075   Merck & Co., Inc.                                    101,475
         11,750   Pfizer, Inc.                                         359,550
          6,700   Teva Pharmaceutical Industries Ltd. ADR              173,865
                                                                --------------
                                                                       829,266
                                                                --------------
                  Resorts and Entertainment--0.8%
          4,475   The Walt Disney Co.                                  100,911
                                                                --------------
                  Retail--Discount Stores--2.3%
          2,300   Costco Wholesale Corp.*                               95,588
          3,800   Wal-Mart Stores, Inc.                                202,160
                                                                --------------
                                                                       297,748
                                                                --------------
                  Retail--Specialty Stores--2.3%
          4,800   PETsMART, Inc.                                       136,272
          5,500   Staples, Inc.                                        164,010
                                                                --------------
                                                                       300,282
                                                                --------------
                  Retail and Wholesale Distribution--1.4%
          6,100   SYSCO Corp.                                          182,512
                                                                --------------
                  Telecommunications--2.1%
         12,075   Corning, Inc.*                                       133,791
          6,700   Sprint Corp. (FON Group)                             134,871
                                                                --------------
                                                                       268,662
                                                                --------------
                  Transportation--2.5%
          4,175   United Parcel Service, Inc., Class B                 316,966
                                                                --------------

See previously submitted Notes to Financial Statements for the semi-annual period ended June 30, 2004.

--------------------------------------------------------------------------------

                     BNY HAMILTON LARGE CAP GROWTH CRT FUND
                     Schedule of Investments (Continued)

                     September 30, 2004 (Unaudited)

--------------------------------------------------------------------------------

   NUMBER
  OF SHARES                                                          VALUE
  ---------                                                          -----
                  COMMON STOCKS (CONTINUED)
                  Utilities--Gas and Electric--1.1%
          2,200   Dominion Resources, Inc.                      $       143,550
                                                                ---------------
                  Total Common Stocks
                  (Cost $13,104,412)                                 12,452,620
                                                                ---------------

                  MONEY MARKET FUND--3.2%
        418,091   BNY Hamilton Money Market Fund
                  (Hamilton Shares), 1.49% (a)
                  (Cost $418,091)                                       418,091
                                                                ---------------

                  Total Investments
                  (Cost $13,522,503) (b)--99.6%                      12,870,711
                  Other assets less liabilities--0.4%                    49,031
                                                                --------------
                  Net Assets--100.0%                            $    12,919,742
                                                                ===============

ADR     American Depositary Receipt.
*       Non-income producing security.
(a)     Represents annualized 7 day yield at September 30, 2004.
(b) The cost stated also approximates the aggregated cost for Federal income tax purposes. At September 30, 2004, net unrealized depreciation was $651,792 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $743,708 and aggregate gross unrealized depreciation of $1,395,500.

See previously submitted Notes to Financial Statements for the semi-annual period ended June 30, 2004.

--------------------------------------------------------------------------------

                     BNY HAMILTON SMALL CAP GROWTH CRT FUND
                     Schedule of Investments

                     September 30, 2004 (Unaudited)

--------------------------------------------------------------------------------

   NUMBER
  OF SHARES                                                          VALUE
  ---------                                                          -----
                  COMMON STOCKS--99.0%
                  Advertising and Marketing Services--0.3%
          2,600   aQuantive, Inc.*                              $       25,090
                                                                ---------------
                  Bank Holding Companies--8.8%
          1,900   Boston Private Financial Holdings, Inc.                47,424
          4,400   Commercial Capital Bancorp*                            99,836
            808   Community Banks, Inc.                                  23,424
          1,250   Dime Community Bancshares                              21,000
          1,800   East-West Bancorp, Inc.                                60,462
          2,600   Flushing Financial Corp.                               49,426
          6,900   Greater Bay Bancorp                                   198,375
            740   PFF Bancorp, Inc.                                      28,320
          6,000   UCBH Holdings, Inc.                                   234,420
          1,200   Wilmington Trust Corp.                                 43,452
                                                                ---------------
                                                                        806,139
                                                                ---------------
                  Building and Building Products--0.8%
          6,455   The Shaw Group, Inc.*                                  77,460
                                                                ---------------
                  Chemicals--3.6%
          6,500   Airgas, Inc.                                          156,455
          1,700   H.B. Fuller Co.                                        46,580
          6,500   Olin Corp.                                            130,000
                                                                ---------------
                                                                        333,035
                                                                ---------------
                  Commercial Services--2.7%
            300   Cogent, Inc.*                                           5,466
          2,140   CoStar Group, Inc.*                                   105,267
          2,835   Forrester Research, Inc.*                              43,205
          8,460   Plexus Corp.*                                          93,398
                                                                ---------------
                                                                        247,336
                                                                ---------------
                  Communications, Media and Entertainment--1.9%
          1,100   JAMDAT Mobile, Inc.*                                   25,377
          5,000   Scholastic Corp.*                                     154,450
                                                                ---------------
                                                                        179,827
                                                                ---------------
                  Computer Services--3.4%
            700   Digital River, Inc.*                                   20,846
          3,500   F5 Networks, Inc.*                                    106,610
          2,400   Manhattan Associates, Inc.*                            58,608
          6,500   Perot Systems Corp., Class A*                         104,390

See previously submitted Notes to Financial Statements for the semi-annual period ended June 30, 2004.

--------------------------------------------------------------------------------

                     BNY HAMILTON SMALL CAP GROWTH CRT FUND
                     Schedule of Investments (Continued)

                     September 30, 2004 (Unaudited)

--------------------------------------------------------------------------------

   NUMBER
  OF SHARES                                                          VALUE
  ---------                                                          -----
                  COMMON STOCKS (CONTINUED)
          3,000   Phase Forward, Inc.*                          $        24,780
                                                                ---------------
                                                                        315,234
                                                                ---------------
                  Computers - Software and Peripherals--6.9%
          3,400   Coherent, Inc.*                                        88,196
          4,815   FileNET Corp.*                                         84,070
          9,800   Manugistics Group, Inc.*                               23,324
          9,800   Packeteer, Inc.*                                      105,938
          2,390   Photon Dynamics, Inc.*                                 48,517
          5,400   RSA Security, Inc.*                                   104,220
          6,900   Skyworks Solutions, Inc.*                              65,550
          7,400   Zoran Corp.*                                          116,328
                                                                ---------------
                                                                        636,143
                                                                ---------------
                  Consumer Goods and Services--0.7%
          3,300   Leapfrog Enterprises, Inc.*                            66,825
                                                                ---------------
                  Distribution and Wholesale--2.8%
         15,740   Bell Microproducts, Inc.*                             122,142
          2,150   MSC Industrial Direct Co., Inc., Class A               73,272
          2,400   SCP Pool Corp.                                         64,176
                                                                ---------------
                                                                        259,590
                                                                ---------------
                  Education--1.9%
          4,090   Education Management Corp.*                           108,958
            505   Strayer Education, Inc.                                58,080
          1,300   The Princeton Review, Inc.*                             9,750
                                                                ---------------
                                                                        176,788
                                                                ---------------
                  Electronic Equipment and Components--9.1%
          2,000   Actel Corp.*                                           30,400
          6,900   Aeroflex, Inc.*                                        72,933
          3,841   Avnet, Inc.*                                           65,758
          6,500   Entegris, Inc.*                                        54,210
            800   Excel Technology, Inc.*                                20,656
          2,500   Fairchild Semiconductor Corp.*                         35,425
          7,208   FormFactor, Inc.*                                     139,619
          3,600   KEMET Corp.*                                           29,124
          8,500   LTX Corp.*                                             45,985
          2,000   MKS Instruments, Inc.*                                 30,640
          7,300   RF Micro Devices, Inc.*                                46,282
          8,800   Semtech Corp.*                                        168,696

See previously submitted Notes to Financial Statements for the semi-annual period ended June 30, 2004.

--------------------------------------------------------------------------------

                     BNY HAMILTON SMALL CAP GROWTH CRT FUND
                     Schedule of Investments (Continued)

                     September 30, 2004 (Unaudited)

--------------------------------------------------------------------------------

   NUMBER
  OF SHARES                                                          VALUE
  ---------                                                          -----
                  COMMON STOCKS (CONTINUED)
          1,100   Trimble Navigation Ltd.*                      $        34,760
          3,500   Wilson Greatbatch Technologies, Inc.*                  62,615
                                                                ---------------
                                                                        837,103
                                                                ---------------
                  Energy--0.5%
          6,400   KFx, Inc.*                                             49,344
                                                                ---------------
                  Entertainment--1.1%
          2,040   International Speedway Corp.                          101,796
                                                                ---------------
                  Financial Services--1.2%
          3,100   National Financial Partners Corp.                     110,918
                                                                ---------------
                  Food Wholesaling--2.2%
          6,775   Performance Food Group Co.*                           160,568
          1,450   United Natural Foods, Inc.*                            38,570
                                                                ---------------
                                                                        199,138
                                                                ---------------
                  Forest and Paper Products--0.9%
          2,200   Bowater, Inc.                                          84,018
                                                                ---------------
                  Health and Medical Facilities--5.0%
          7,900   AmSurg Corp.*                                         167,322
          2,900   LifePoint Hospitals, Inc.*                             87,029
          5,500   Odyssey Healthcare, Inc.*                              97,625
          7,100   VistaCare, Inc.*                                      108,701
                                                                ---------------
                                                                        460,677
                                                                ---------------
                  Health Care Products and Services--11.1%
          4,800   American Healthways, Inc.*                            139,728
          3,100   Charles River Laboratories International,
                   Inc.*                                                141,980
          8,000   Conceptus, Inc.*                                       74,160
            125   Digirad Corp.*                                          1,263
          2,080   Genitope Corp.*                                        20,634
            900   Martek Biosciences Corp.*                              43,776
          2,000   Neurocrine Biosciences, Inc.*                          94,320
          1,800   NuVasive, Inc.*                                        19,008
          4,800   PSS World Medical, Inc.*                               48,192
          3,650   Renal Care Group, Inc.*                               117,640
          3,200   Respironics, Inc.*                                    171,007
          1,000   STERIS Corp.*                                          21,940
          1,700   Wright Medical Group, Inc.*                            42,704
          2,415   Zoll Medical Corp.*                                    80,637
                                                                ---------------
                                                                      1,016,989
                                                                ---------------

See previously submitted Notes to Financial Statements for the semi-annual period ended June 30, 2004.

--------------------------------------------------------------------------------

                     BNY HAMILTON SMALL CAP GROWTH CRT FUND
                     Schedule of Investments (Continued)

                     September 30, 2004 (Unaudited)

--------------------------------------------------------------------------------

   NUMBER
  OF SHARES                                                          VALUE
  ---------                                                          -----
                  COMMON STOCKS (CONTINUED)
                  Human Resources--0.4%
          5,000   Spherion Corp.*                               $        39,100
                                                                ---------------
                  Insurance--1.4%
          3,725   ProAssurance Corp.*                                   130,450
                                                                ---------------
                  Investment Management--1.0%
          4,200   Waddell & Reed Financial, Inc.                         92,400
                                                                ---------------
                  Manufacturing--1.6%
          3,200   Belden CDT, Inc.                                       69,760
            600   Briggs & Stratton Corp.                                48,720
            900   Maverick Tube Corp.*                                   27,729
                                                                ---------------
                                                                        146,209
                                                                ---------------
                  Media--2.8%
          2,280   Cumulus Media, Inc., Class A*                          32,809
          3,000   Entravision Communications Corp.*                      22,830
          1,890   Pulitzer, Inc.                                         93,366
          7,800   Radio One, Inc., Class D*                             110,994
                                                                ---------------
                                                                        259,999
                                                                ---------------

                  Oil and Gas--0.6%
         11,300   Grey Wolf, Inc.*                                       55,257
                                                                ---------------
                  Oil Field Services and Equipment--3.5%
          1,600   Atwood Oceanics, Inc.*                                 76,064
          2,500   Core Laboratories NV*                                  61,475
          2,000   Oceaneering International, Inc.*                       73,680
          6,100   Superior Energy Services, Inc.*                        78,812
          2,000   Todco, Class A*                                        34,700
                                                                ---------------
                                                                        324,731
                                                                ---------------
                  Pharmaceuticals--3.1%
          3,700   Adolor Corp.*                                          41,625
          7,200   Alkermes, Inc.*                                        83,088
          2,095   Amylin Pharmaceuticals, Inc.*                          42,989
          1,400   Cubist Pharmaceuticals, Inc.*                          13,832
          1,500   CV Therapeutics, Inc.*                                 18,750
          2,600   NPS Pharmaceuticals, Inc.*                             56,628
          3,100   Tercica, Inc.*                                         27,900
                                                                ---------------
                                                                        284,812
                                                                ---------------

See previously submitted Notes to Financial Statements for the semi-annual period ended June 30, 2004.

--------------------------------------------------------------------------------

                     BNY HAMILTON SMALL CAP GROWTH CRT FUND
                     Schedule of Investments (Continued)

                     September 30, 2004 (Unaudited)

--------------------------------------------------------------------------------

   NUMBER
  OF SHARES                                                          VALUE
  ---------                                                          -----
                  COMMON STOCKS (CONTINUED)
                  Records Storage--0.3%
            750   Iron Mountain, Inc.*                          $        25,388
                                                                ---------------
                  Retail - Apparel and Shoes--2.4%
          8,900   Hot Topic, Inc.*                                      151,656
          2,200   Pacific Sunwear of California, Inc.*                   46,310
          1,000   Wolverine World Wide, Inc.                             25,200
                                                                ---------------
                                                                        223,166
                                                                ---------------
                  Retail - Discount Stores--1.5%
          7,700   Fred's, Inc.                                          138,292
                                                                ---------------
                  Retail - Restaurants--1.4%
          1,800   BJ's Restaurants, Inc.*                                28,566
          1,600   Buffalo Wild Wings, Inc.*                              44,864
          1,200   The Cheesecake Factory, Inc.*                          52,080
                                                                ---------------
                                                                        125,510
                                                                ---------------
                  Retail - Specialty Stores--11.2%
          8,200   A.C. Moore Arts & Crafts, Inc.*                       202,786
          3,300   Columbia Sportswear Co.*                              179,850
          7,200   Dick's Sporting Goods, Inc.*                          256,463
          4,700   Electronics Boutique Holdings Corp.*                  160,270
          3,600   Peet's Coffee & Tea, Inc.*                             84,204
          1,500   School Specialty, Inc.*                                59,115
          9,900   Wild Oats Markets, Inc.*                               85,536
                                                                ---------------
                                                                      1,028,224
                                                                ---------------
                  Telecommunications--0.5%
          2,900   Tekelec*                                               48,372
                                                                ---------------
                  Transportation--2.4%
          2,300   Kirby Corp.*                                           92,344
          1,450   Overnite Corp.                                         45,574
          2,700   SCS Transportation, Inc.*                              51,138
          1,857   Werner Enterprises, Inc.                               35,859
                                                                ---------------
                                                                        224,915
                                                                ---------------
                  Total Common Stocks
                  (Cost $9,068,034)                                   9,130,275
                                                                ---------------

See previously submitted Notes to Financial Statements for the semi-annual period ended June 30, 2004.

--------------------------------------------------------------------------------

                     BNY HAMILTON SMALL CAP GROWTH CRT FUND
                     Schedule of Investments (Continued)

                     September 30, 2004 (Unaudited)

--------------------------------------------------------------------------------

   NUMBER
  OF SHARES                                                          VALUE
  ---------                                                          -----
                  WARRANTS--0.0%
                  Bank Holding Companies--0.0%
          3,600   Dime Bancorp, Inc.*(a)
                  (Cost $1,030)                                 $           504
                                                                ---------------

                  RIGHTS--0.0%
                  Financial Services--0.0%
            500   Bank United Corp.*
                  (Cost $0)                                                  30
                                                                ---------------

                  MONEY MARKET FUND--1.2%
        114,844   BNY Hamilton Money Market Fund
                  (Hamilton Shares), 1.49%(b)
                  (Cost $114,844)                                       114,844
                                                                ---------------

                  Total Investments
                  (Cost $9,183,908)(c)--100.2%                        9,245,653
                  Liabilities in excess of other assets--(0.2%)         (22,486)
                                                                ---------------
                  Net Assets--100.0%                            $     9,223,167
                                                                ===============

*       Non-income producing security.
(a) Warrant has neither a strike price nor expiration date. Warrant represents a potential distribution for a legal claim settlement.
(b)     Represents annualized 7 day yield at September 30, 2004.
(c) The cost stated also approximates the aggregate cost for Federal income tax purposes. At September 30, 2004, net unrealized appreciation was $61,745 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $1,203,357 and aggregate gross unrealized depreciation of $1,141,612.

See previously submitted Notes to Financial Statements for the semi-annual period ended June 30, 2004.

--------------------------------------------------------------------------------

                     BNY HAMILTON INTERNATIONAL EQUITY CRT FUND
                     Schedule of Investments

                     September 30, 2004 (Unaudited)

--------------------------------------------------------------------------------

   NUMBER
  OF SHARES                                                         US$ VALUE
  ---------                                                         ----------
                  COMMON STOCKS--101.5%
                  Australia--5.3%
            575   Ansell Ltd. ADR                               $        14,778
            700   BHP Ltd. ADR                                           14,525
          1,817   Boral Ltd. ADR                                         36,273
            600   Commonwealth Bank of Australia ADR                     39,363
          8,700   Foster's Group Ltd. ADR                                29,808
          3,200   Lend Lease Corp. Ltd. ADR                              26,471
            380   National Australia Bank Ltd. ADR                       37,240
            300   Rio Tinto Ltd. ADR                                     33,004
            977   The News Corp. Ltd. ADR                                32,114
            700   Westpac Banking Corp. ADR                              45,010
          1,100   Woodside Petroleum Ltd. ADR                            15,537
                                                                ---------------
                                                                        324,123
                                                                ---------------
                  Austria--0.3%
            500   Oest Elektrizats (Verbund) AG ADR                      17,437
                                                                ---------------
                  Belgium--1.3%
            300   Delhaize Group ADR                                     18,963
          1,900   Fortis ADR                                             45,214
            200   Solvay SA ADR                                          18,506
                                                                ---------------
                                                                         82,683
                                                                ---------------
                  Denmark--0.8%
            900   Danske Bank A/S ADR                                    23,658
            500   Novo Nordisk A/S ADR                                   27,385
                                                                ---------------
                                                                         51,043
                                                                ---------------
                  Finland--1.4%
            800   Metso Corp. ADR                                        10,360
          4,300   Nokia Corp. ADR                                        58,996
            900   UPM-Kymmene Oyj ADR                                    17,262
                                                                ---------------
                                                                         86,618
                                                                ---------------
                  France--9.6%
          1,200   Accor SA ADR                                           23,385
         22,600   Alstom SA ADR                                          13,474
          1,400   Axa ADR                                                28,392
          1,400   BNP Paribas SA ADR                                     45,209
          1,400   Business Objects SA ADR*                               32,634
          1,100   France Telecom SA ADR                                  27,500
          1,000   Groupe Danone ADR                                      15,700
            550   L'Air Liquide SA ADR                                   17,255
          2,000   L'Oreal SA ADR                                         26,206

See previously submitted Notes to Financial Statements for the semi-annual period ended June 30, 2004.

--------------------------------------------------------------------------------

                     BNY HAMILTON INTERNATIONAL EQUITY CRT FUND
                     Schedule of Investments (Continued)

                     September 30, 2004 (Unaudited)

--------------------------------------------------------------------------------

   NUMBER
  OF SHARES                                                         US$ VALUE
  ---------                                                         ----------
                  COMMON STOCKS (CONTINUED)
            560   Lafarge SA ADR                                $        12,180
            300   Lagardere SCA ADR                                      18,608
            300   PSA Peugeot Citroen ADR                                18,481
          1,792   Sanofi-Synthelabo SA ADR                               65,605
          2,310   Societe Generale ADR                                   40,884
          1,503   Thomson ADR                                            31,578
          1,060   Total SA ADR                                          108,300
            600   Valeo SA ADR                                           10,984
            900   Veolia Environnement ADR                               25,875
          1,000   Vivendi Universal SA ADR*                              25,730
                                                                ---------------
                                                                        587,980
                                                                ---------------
                  Germany--6.9%
          3,000   Allianz AG ADR                                         30,180
            600   BASF AG ADR                                            35,370
            500   Bayer AG ADR                                           13,715
          1,200   Bayerische Hypo-und Vereinsbank AG ADR                 22,922
            400   Continental AG ADR                                     21,710
            600   DaimlerChrysler AG                                     24,852
            474   Deutsche Bank AG                                       34,100
          1,000   Deutsche Lufthansa AG ADR                              11,999
          2,100   Deutsche Telekom AG ADR*                               39,186
            503   E.On AG ADR                                            37,071
            500   Hypo Real Estate Holdings AG ADR*                      17,078
            600   Infineon Technologies AG ADR*                           6,132
            400   ProSiebenSat.1 Media AG ADR                            14,606
            500   RWE AG ADR                                             23,847
            612   SAP AG ADR                                             23,837
            300   Schering AG ADR                                        18,825
            685   Siemens AG ADR                                         50,485
                                                                ---------------
                                                                        425,915
                                                                ---------------
                  Greece--0.5%
          6,655   National Bank of Greece ADR                            31,079
                                                                ---------------
                  Hong Kong--1.8%
          3,000   CLP Holdings Ltd. ADR                                  17,158
          2,500   Hang Seng Bank Ltd. ADR                                33,342
            400   Hutchison Whampoa Ltd. ADR                             15,644
            900   MTR Corp. Ltd. ADR                                     13,561
          3,000   Sun Hung Kai Properties Ltd. ADR                       28,276
                                                                ---------------
                                                                        107,981
                                                                ---------------
                  Ireland--0.8%
            650   Allied Irish Bank PLC ADR                              21,626

See previously submitted Notes to Financial Statements for the semi-annual period ended June 30, 2004.

--------------------------------------------------------------------------------

                     BNY HAMILTON INTERNATIONAL EQUITY CRT FUND
                     Schedule of Investments (Continued)

                     September 30, 2004 (Unaudited)

--------------------------------------------------------------------------------

   NUMBER
  OF SHARES                                                         US$ VALUE
  ---------                                                         ----------
                  COMMON STOCKS (CONTINUED)
            125   Bank of Ireland ADR                           $         6,775
            400   CRH PLC ADR                                             9,460
            600   Elan Corp. PLC ADR*                                    14,040
                                                                ---------------
                                                                         51,901
                                                                ---------------
                  Italy--4.0%
          1,000   Enel SpA ADR                                           40,500
            440   Eni SpA ADR                                            49,412
          1,600   Fiat SpA ADR*                                          11,472
            800   Luxottica Group SpA  ADR                               14,280
            200   Mediaset SpA ADR                                       22,704
          1,800   Sanpaolo IMI SpA ADR                                   40,680
          2,450   Telecom Italia SpA ADR                                 64,183
                                                                ---------------
                                                                        243,231
                                                                ---------------
                  Japan--22.7%
            300   Ajinomoto Co., Inc. ADR                                34,297
          3,500   All Nippon Airways Co. Ltd. ADR                        22,420
            300   Asahi Glass Co. Ltd. ADR                               27,301
            500   Asahi Kasei Corp. ADR                                  21,594
          1,000   Canon, Inc. ADR                                        47,160
          1,000   Dai Nippon Printing Co. Ltd. ADR                       26,748
            400   Daiwa Securities Group, Inc. ADR                       25,332
          1,000   Eisai Co. Ltd. ADR                                     27,220
          1,000   Fuji Photo Film Co. Ltd. ADR                           32,860
            800   Fujitsu Ltd. ADR                                       23,118
            500   Hitachi Ltd. ADR                                       30,175
          1,400   Honda Motor Co. Ltd. ADR                               34,104
          1,400   Japan Airlines System Corp. ADR*                       19,181
            100   Kao Corp. ADR                                          22,093
          2,250   Kawasaki Heavy Industries, Ltd. ADR                    13,555
          2,000   Kirin Brewery Co. Ltd. ADR                             17,440
          1,000   Komatsu Ltd. ADR                                       25,696
            400   Kyocera Corp. ADR                                      28,160
            500   Marui Co. Ltd. ADR                                     12,566
          2,500   Matsushita Electric Industrial Co. Ltd. ADR            33,550
            400   Millea Holdings, Inc. ADR                              25,708
          1,500   Mitsubishi Corp. ADR                                   32,418
            500   Mitsubishi Electric Corp. ADR                          23,726
            200   Mitsubishi Estate Co. Ltd. ADR                         20,868
          5,000   Mitsubishi Tokyo Financial Group, Inc. ADR             41,700
            200   Mitsui & Co. Ltd. ADR                                  33,640
            300   Mitsui Sumitomo Insurance Co. Ltd. ADR                 24,743
          4,000   NEC Corp. ADR                                          23,960
            600   Nikko Cordial Corp. ADR                                24,334
          2,400   Nintendo Co. Ltd. ADR                                  36,691
            800   Nippon Telegraph and Telephone Corp. ADR               15,984

See previously submitted Notes to Financial Statements for the semi-annual period ended June 30, 2004.

--------------------------------------------------------------------------------

                     BNY HAMILTON INTERNATIONAL EQUITY CRT FUND
                     Schedule of Investments (Continued)

                     September 30, 2004 (Unaudited)

--------------------------------------------------------------------------------

   NUMBER
  OF SHARES                                                         US$ VALUE
  ---------                                                         ----------
                  COMMON STOCKS (CONTINUED)
            600   Nippon Yusen Kabushiki Kaisha ADR             $        31,030
          1,850   Nissan Motor Co. Ltd. ADR                              40,071
            100   Nitto Denko Corp. ADR                                  46,001
          2,000   Nomura Holdings, Inc. ADR                              25,821
          1,700   NTT DoCoMo, Inc. ADR                                   28,900
            400   Oji Paper Co. Ltd. ADR                                 22,610
          2,000   OLYMPUS Corp. ADR                                      38,562
          1,000   Pioneer Corp. ADR                                      20,960
            200   Ricoh Co. Ltd. ADR                                     18,698
          1,000   Seven - Eleven Japan Co. Ltd. ADR                      28,581
          1,000   Sony Corp. ADR                                         34,390
          1,500   Sumitomo Metal Industries Ltd. ADR                     17,829
          5,000   Sumitomo Mitsui Financial Group, Inc. ADR              28,581
          4,000   Sumitomo Trust and Banking Co. Ltd. ADR                23,663
            300   TDK Corp. ADR                                          20,118
            400   The Bank of Yokohama Ltd. ADR                          21,485
            200   The Shizuoka Bank Ltd. ADR                             15,043
          1,350   Toyota Motor Corp. ADR                                103,113
                                                                ---------------
                                                                      1,393,798
                                                                ---------------
                  Netherlands--4.8%
          1,300   ABN AMRO Holding NV ADR                                29,588
          1,500   Aegon NV ADR                                           16,200
            300   Akzo Nobel NV ADR                                      10,650
            400   ASML Holding NV ADR*                                    5,148
          1,500   ING Groep NV ADR                                       37,919
          1,800   Koninklijke (Royal) KPN NV ADR                         13,446
          1,100   Koninklijke (Royal) Philips Electronics NV ADR         25,201
          1,200   Reed Elsevier NV ADR                                   31,079
          1,700   Royal Dutch Petroleum Co. ADR                          87,720
            200   TPG NV ADR                                              4,900
            600   Unilever NV ADR                                        34,680
                                                                ---------------
                                                                        296,531
                                                                ---------------
                  New Zealand--0.3%
            475   Telecom Corp. of New Zealand Ltd. ADR                  15,110
                                                                ---------------
                  Norway--0.6%
            500   Orkla ASA ADR                                          13,816
          1,300   Statoil ASA ADR                                        18,772
          1,000   Tomra Systems ASA ADR                                   3,773
                                                                ---------------
                                                                         36,361
                                                                ---------------
                  Portugal--0.4%
            760   Electricidade de Portugal SA ADR                       22,230
                                                                ---------------

See previously submitted Notes to Financial Statements for the semi-annual period ended June 30, 2004.

--------------------------------------------------------------------------------

                     BNY HAMILTON INTERNATIONAL EQUITY CRT FUND
                     Schedule of Investments (Continued)

                     September 30, 2004 (Unaudited)

--------------------------------------------------------------------------------

   NUMBER
  OF SHARES                                                         US$ VALUE
  ---------                                                         ----------
                  COMMON STOCKS (CONTINUED)
                  Singapore--0.9%
          3,500   Neptune Orient Lines Ltd. ADR                 $        23,450
          2,000   United Overseas Bank Ltd. ADR                          32,549
                                                                ---------------
                                                                         55,999
                                                                ---------------
                  Spain--3.6%
          3,400   Banco Bilbao Vizcaya Argentaria SA ADR                 46,920
          4,100   Banco Santander Central Hispano SA ADR                 40,098
          2,200   Endesa SA ADR                                          42,041
            750   NH Hoteles SA ADR                                      16,618
          1,000   Repsol YPF SA ADR                                      21,920
          1,227   Telefonica SA ADR                                      55,203
                                                                ---------------
                                                                        222,800
                                                                ---------------
                  Sweden--2.3%
            300   AB SKF ADR                                             11,394
            500   Atlas Copco AB ADR                                     19,230
            300   Electrolux AB ADR                                      11,022
            700   Sandvik AB ADR                                         24,182
            300   Svenska Cellulosa AB (SCA) ADR                         11,662
            300   Tele2 AB, Class B ADR                                  11,167
          1,320   Telefonaktiebolaget LM Ericsson ADR*                   41,237
            300   Volvo AB ADR                                           10,569
                                                                ---------------
                                                                        140,463
                                                                ---------------
                  Switzerland--7.2%
          3,510   ABB Ltd. ADR*                                          21,481
            940   Credit Suisse Group ADR                                30,024
            400   Holcim Ltd.  ADR                                       10,547
          1,320   Nestle SA ADR                                          75,582
          1,910   Novartis AG ADR                                        89,140
            680   Roche Holding AG - Genusshein ADR                      70,249
            446   Swiss Reinsurance Co. ADR                              25,663
            600   Swisscom AG ADR                                        20,832
            800   Syngenta AG ADR                                        15,272
            939   UBS AG                                                 66,039
          1,000   Zurich Financial Services AG ADR                       14,255
                                                                ---------------
                                                                        439,084
                                                                ---------------
                  United Kingdom--26.0%
          1,450   Amvescap PLC ADR                                       15,907

See previously submitted Notes to Financial Statements for the semi-annual period ended June 30, 2004.

--------------------------------------------------------------------------------

                     BNY HAMILTON INTERNATIONAL EQUITY CRT FUND
                     Schedule of Investments (Continued)

                     September 30, 2004 (Unaudited)

--------------------------------------------------------------------------------

   NUMBER
  OF SHARES                                                         US$ VALUE
  ---------                                                         ----------
                  COMMON STOCKS (CONTINUED)
          1,400   AstraZeneca PLC ADR                           $        57,582
          2,600   BAA PLC ADR                                            26,041
          2,375   BAE SYSTEMS PLC ADR                                    38,637
          1,600   Barclays PLC ADR                                       61,904
            460   BG Group PLC ADR                                       15,658
          1,100   BHP Billiton PLC ADR                                   23,265
          2,966   BP PLC ADR                                            170,635
          1,000   British American Tobacco PLC ADR                       29,190
            700   British Sky Broadcasting Group PLC ADR                 24,472
            860   BT Group PLC ADR                                       28,337
          1,000   Cadbury Schweppes PLC ADR                              30,910
            710   Centrica PLC ADR                                       32,248
          4,400   Compass Group PLC ADR                                  17,556
          1,590   Corus Group PLC ADR*                                   14,819
            650   Diageo PLC ADR                                         32,780
            690   Friends Provident PLC ADR                              17,387
          2,400   GlaxoSmithKline PLC ADR                               104,951
          2,100   GUS PLC ADR                                            34,201
          1,300   HBOS PLC ADR                                           52,647
          1,840   HSBC Holdings PLC ADR                                 146,831
            700   Imperial Tobacco Group PLC ADR                         30,688
          3,112   Kingfisher PLC ADR                                     34,717
          3,840   Legal & General Group PLC ADR                          34,483
          1,500   Lloyds TSB Group PLC ADR                               47,220
            550   Marconi Corp. PLC ADR*                                 11,077
            360   National Grid Transco PLC ADR                          15,419
          2,100   Prudential Corp. PLC ADR                               34,398
            825   Reed Elsevier PLC ADR                                  29,296
            680   Rentokil Initial PLC ADR                                9,260
            300   Rio Tinto PLC ADR                                      32,595
          2,420   Royal & Sun Alliance Insurance Group PLC ADR           15,996
          1,000   Scottish & Southern Energy PLC ADR*                    14,097
            875   Scottish Power PLC ADR                                 26,985
          1,300   Shell Transport & Trading Co. ADR                      57,863
            140   Smith & Nephew PLC ADR                                  6,489
          2,366   Tesco PLC ADR                                          36,638
            800   Unilever PLC ADR                                       26,416
          5,350   Vodafone Group PLC ADR                                128,988
            900   Wolseley PLC  ADR                                      31,365
                                                                ---------------
                                                                      1,599,948
                                                                ---------------
                  Total Common Stocks
                  (Cost $5,210,775)                                   6,232,315
                                                                ---------------

See previously submitted Notes to Financial Statements for the semi-annual period ended June 30, 2004.

--------------------------------------------------------------------------------

                     BNY HAMILTON INTERNATIONAL EQUITY CRT FUND
                     Schedule of Investments (Continued)

                     September 30, 2004 (Unaudited)

--------------------------------------------------------------------------------

   NUMBER
  OF SHARES                                                         US$ VALUE
  ---------                                                         ----------
                  MONEY MARKET FUND--0.5%
         31,268   BNY Hamilton Money Market Fund
                  (Hamilton Shares), 1.49%(a)
                  (Cost $31,268)                                $        31,268
                                                                ---------------

                  Total Investments
                  (Cost $5,242,043)(b)--102.0%                        6,263,583
                  Liabilities in excess of other assets--(2.0%)       (123,877)
                                                                ---------------
                  Net Assets--100.0%                            $     6,139,706
                                                                ===============

ADR     American Depositary Receipt.
*       Non-income producing security.
(a)     Represents annualized 7 day yield at September 30, 2004.
(b) The cost stated also approximates the aggregate cost for Federal income tax purposes. At September 30, 2004 net unrealized appreciation was $1,021,540 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $1,216,773 and aggregate gross unrealized depreciation of $195,233.

See previously submitted Notes to Financial Statements for the semi-annual period ended June 30, 2004.

--------------------------------------------------------------------------------

                     BNY HAMILTON INTERNATIONAL EQUITY CRT FUND
                     Industry Diversification

                     September 30, 2004 (Unaudited)

--------------------------------------------------------------------------------

                                                                        % OF
                                                                        TOTAL
                                                   US$ VALUE          NET ASSETS
                                                   ---------          ----------
Aerospace and
Defense                                          $      38,637             0.6%
Airlines                                                53,600             0.9
Airport Development and Maintenance                     26,041             0.4
Aluminum, Steel and Other Metals                        32,648             0.5
Automotive                                             253,646             4.1
Banking and Finance                                  1,168,472            19.0
Beverages--Food and Tobacco                            327,767             5.3
Building and Building Products                         127,126             2.1
Business Equipment and Services                         65,858             1.1
Chemicals                                              178,363             2.9
Communications, Media and Entertainment                174,925             2.9
Computers--Software and Peripherals                    103,551             1.7
Consumer Goods and Services                             86,397             1.4
Diversified Operations                                  24,905             0.4
Electronic Equipment and Components                    330,559             5.4
Export Trading                                          66,058             1.1
Financial Services                                      91,393             1.5
Health Care Products and Services                        6,489             0.1
Hotels and Gaming                                       40,003             0.7
Household and Personal Care Products                    48,299             0.8
Insurance                                              305,324             5.0
Machinery and Engineering                              114,423             1.9
Manufacturing                                          111,922             1.8
Mining                                                 103,389             1.7
Oil and Gas                                            578,065             9.4
Paper and Forest Products                               51,534             0.8
Pharmaceuticals                                        474,997             7.7
Printing and Publishing                                 87,123             1.4
Real Estate Development                                 75,615             1.2
Retail--Apparel and Shoes                               34,201             0.6
Retail--Department Stores                               12,566             0.2
Retail--Food Stores                                     55,601             0.9
Retail--Specialty Stores                                63,298             1.0
Telecommunications                                     560,146             9.1
Transportation                                          72,941             1.2
Utilities--Gas and Electric                            256,785             4.2
Utilities--Water                                        25,875             0.4
Waste Management                                         3,773             0.1
Money Market Fund                                       31,268             0.5
                                                 -------------       ---------
Total value of investments                           6,263,583           102.0
Liabilities in excess of other assets                 (123,877)           (2.0)
                                                 -------------       ---------
Net Assets                                       $   6,139,706           100.0%
                                                 -------------       ---------

See previously submitted Notes to Financial Statements for the semi-annual period ended June 30, 2004.

--------------------------------------------------------------------------------

                     BNY HAMILTON INTERMEDIATE TAX-EXEMPT FUND
                     Schedule of Investments

                     September 30, 2004 (Unaudited)

--------------------------------------------------------------------------------

                                                                     MOODY'S
    PRINCIPAL                                                          /S&P         INTEREST        MATURITY
     AMOUNT                                                          RATINGS*         RATE            DATE           VALUE
    ---------                                                        ---------      --------        --------         -----
                     MUNICIPAL BONDS--98.3
                     Education--17.2%
  $    2,000,000     Colorado University Enterprise System
                     Revenue, Series A, FGIC Insured+                 Aaa/AAA            4.750%       6/01/16    $    2,118,460
       3,065,000     Connecticut State Health and
                     Educational Facility (Connecticut State
                     University)                                       A1/AA             4.000       11/01/04         3,072,234
       1,700,000     Delaware County Authority Revenue
                     (Villanova University), Floating Rate
                     Notes++                                          Aa3/AA-            2.000        8/01/17         1,700,000
       2,500,000     District of Columbia (Georgetown
                     University), Series A, MBIA Insured+             Aaa/AAA            6.000        4/01/18         2,803,350
       2,000,000     District of Columbia Revenue (George
                     Washington University), MBIA Insured+            Aaa/AAA            5.500        9/15/07         2,184,040
       1,000,000     Illinois Educational Facility Authority
                     Revenue (University of Chicago), Series A         Aa1/AA            5.000        7/01/08         1,088,980
       1,500,000     Indiana University Student Fee, Series M          Aa2/AA            5.750        8/01/10         1,686,510
       1,425,000     Indiana University Student Fee, Series N,
                     MBIA Insured+                                    Aaa/AAA            5.000        8/01/11         1,575,053
       1,000,000     Lancaster Pennsylvania Higher Education
                     Authority College Revenue (Franklin &
                     Marshall College)                                 A1/A+             4.000        4/15/12         1,041,970
       2,375,000     Metropolitan Govt. Nashville and
                     Davidson County Tennessee H & E
                     Facility (Vanderbilt University)                  Aa2/AA            5.000       10/01/19         2,546,523
       1,000,000     Minnesota State Higher Educational
                     Facilities Authority Revenue (Carleton
                     College)                                          Aa2/NR            5.300       11/01/13         1,084,380
       1,000,000     New Jersey State Educational Facility
                     Authority Revenue (Princeton Theological
                     Seminary), Series G                              Aaa/AAA            4.250        7/01/18         1,020,480
       1,000,000     New Jersey State Educational Facility
                     Authority Revenue (Rowan University),
                     Series C, FGIC Insured+                          Aaa/AAA            5.250        7/01/13         1,120,090
       1,140,000     New York State Dormitory Authority
                     Revenue (Barnard College), AMBAC
                     Insured+                                         Aaa/AAA            5.250        7/01/16         1,234,130
       2,000,000     New York State Dormitory Authority
                     Revenue (Columbia University), Series A          Aaa/AAA            5.250        7/01/21         2,170,100
       1,000,000     New York State Dormitory Authority
                     Revenue (Cornell University)                     Aa1/AA+            5.400        7/01/14         1,074,840
       1,000,000     Private Colleges & Universities
                     Authority (Emory University Project),
                     Series A                                          Aa2/AA            5.500       11/01/06         1,072,850

See previously submitted Notes to Financial Statements for the semi-annual period ended June 30, 2004.

--------------------------------------------------------------------------------

                     BNY HAMILTON INTERMEDIATE TAX-EXEMPT FUND
                     Schedule of Investments (Continued)

                     September 30, 2004 (Unaudited)

--------------------------------------------------------------------------------

                                                                     MOODY'S
    PRINCIPAL                                                          /S&P         INTEREST        MATURITY
     AMOUNT                                                          RATINGS*         RATE            DATE           VALUE
    ---------                                                        ---------      --------        --------         -----
                     MUNICIPAL BONDS (CONTINUED)
  $    1,000,000     Rhode Island Health & Educational
                     Building Corp. Authority Revenue,
                     (Brown University), Series A                     Aa1/AA+            4.800%       9/01/24    $    1,019,450
       1,000,000     Southwest Higher Education Authority
                     Revenue, (Southern Methodist University
                     Project), AMBAC Insured+                         Aaa/AAA            5.500       10/01/14         1,136,450
       1,000,000     Swarthmore Borough Authority
                     Pennsylvania (Swarthmore College)                Aa1/AA+            5.000        9/15/08         1,093,610
       1,000,000     Swarthmore Borough Authority
                     Pennsylvania (Swarthmore College)                Aa1/AA+            5.250        9/15/09         1,113,120
       2,185,000     Texas A & M University Revenue                   Aa2/AA+            5.000        5/15/08         2,331,286
       1,500,000     Texas A & M University Revenue                   Aa2/AA+            5.350        5/15/15         1,632,855
       2,260,000     Texas A & M University Revenue,
                     Series A                                         Aa1/AA+            5.375        5/15/15         2,514,182
       2,000,000     Texas Technical University Revenue,
                     Series 9                                         Aaa/AAA            5.000        2/15/12         2,211,920
       2,405,000     University of Maryland Systems
                     Auxiliary Facilities & Tuition Revenue,
                     Series A                                         Aa3/AA+            5.000        4/01/17         2,609,377
       1,000,000     University of Virginia, University
                     Revenue, Series A                                Aaa/AAA            5.000        6/01/06         1,052,130
       1,665,000     University of Virginia, Series B                 Aaa/AAA            5.000        6/01/18         1,802,363
                                                                                                                 --------------
                                                                                                                     47,110,733
                                                                                                                 --------------
                     General Obligations--33.4%
       1,000,000     Aldine Texas Independent School
                     District                                         Aaa/AAA            5.375        2/15/09         1,070,410
       3,000,000     Austin Texas                                     Aa2/AA+            5.000        9/01/17         3,212,340
       2,500,000     Austin Texas Independent School
                     District                                         Aaa/AAA            5.000        8/01/15         2,766,650
       5,000,000     California State Economic Recovery,
                     Series A                                         Aa3/AA-            5.000        7/01/15         5,519,200
       3,000,000     Chicago Illinois, FSA Insured+                   Aaa/AAA            5.500        1/01/12         3,412,110
       2,650,000     Connecticut State, Series D                      Aaa/AAA            5.000        8/01/07         2,860,675
       2,500,000     Delaware State, Series A                         Aa1/AA+            5.125        4/01/05         2,544,075
       1,000,000     Delaware State, Series A                         Aaa/AAA            5.000        7/01/06         1,054,940
       2,000,000     Durham County North Carolina, Series B           Aaa/AAA            5.000        4/01/15         2,196,460
       1,460,000     Florida State Board of Educational Cap
                     Outlay, Series A                                 Aa2/AA+            5.250        6/01/16         1,542,884
       1,000,000     Georgia State, Series C                          Aaa/AAA            5.750        7/01/13         1,140,290
       5,000,000     Georgia State, Series D                          Aaa/AAA            2.000       12/01/23         3,365,600
       1,300,000     Harris County Texas                               Aa1/AA            5.000        8/15/14         1,392,989
         390,000     Houston Texas Public Improvement,
                     Series A                                         Aa3/AA-            5.250        3/01/13           427,869
       2,000,000     Illinois State, 1st Series                        Aa3/AA            5.000        8/01/07         2,156,120

See previously submitted Notes to Financial Statements for the semi-annual period ended June 30, 2004.

--------------------------------------------------------------------------------

                     BNY HAMILTON INTERMEDIATE TAX-EXEMPT FUND
                     Schedule of Investments (Continued)

                     September 30, 2004 (Unaudited)

--------------------------------------------------------------------------------

                                                                     MOODY'S
    PRINCIPAL                                                          /S&P         INTEREST        MATURITY
     AMOUNT                                                          RATINGS*         RATE            DATE           VALUE
    ---------                                                        ---------      --------        --------         -----
                     MUNICIPAL BONDS (CONTINUED)
  $    1,140,000     King County Washington, Public
                     Transportation, Series A                         Aa1/AA+            5.000%      12/01/14    $    1,239,841
       1,575,000     Klein Texas Independent School
                     District                                         Aaa/AAA            5.000        8/01/19         1,666,933
       1,500,000     Lake County Illinois First District Land
                     Acquisition & Development                        Aaa/AAA            5.500       12/15/10         1,703,085
       2,185,000     Maryland State & Local Facilities
                     Loan-2nd Series                                  Aaa/AAA            5.250        6/15/05         2,241,111
       2,000,000     Maryland State & Local Facilities
                     Loan-3rd Series                                  Aaa/AAA            5.000       10/15/07         2,115,760
       1,400,000     Maryland State & Local Facilities
                     Loan-3rd Series                                  Aaa/AAA            5.000       10/15/09         1,495,928
       1,450,000     Massachusetts State, Series B                    Aa2/AA-            4.000        8/01/06         1,505,013
       5,500,000     Massachusetts State, Series D, AMBAC
                     Insured+                                         Aaa/AAA            5.500       10/01/19         6,410,415
       1,700,000     Maui County Hawaii, MBIA Insured+                Aaa/AAA            5.000        9/01/06         1,798,719
       1,500,000     Middlesex County, New Jersey                     Aa1/AAA            5.000       10/01/06         1,593,090
       2,000,000     Milwaukee, Wisconsin Metropolitan
                     Sewer District, Series A                         Aa1/AA+            6.250       10/01/04         2,000,274
       1,340,000     Minnesota State                                  Aa1/AAA            5.000       11/01/18         1,448,607
       1,000,000     Mississippi State                                 Aa3/AA            5.250       12/01/10         1,125,100
       1,250,000     Missouri State 3rd Street Building,
                     Series A                                         Aaa/AAA            5.000       10/01/05         1,291,350
       1,290,000     Montana State, Long Range Building
                     Program, Series D                                Aa3/AA-            5.000        8/01/08         1,413,324
       1,215,000     Nevada State Municipal Bond Bank
                     Project #52, Series A                             Aa2/AA            6.375        5/15/06         1,301,326
       2,760,000     Nevada State Municipal Bond Bank
                     Project #66 & 67, Series A                        Aa2/AA            5.250        5/15/10         3,012,982
       1,000,000     New York State, Series F                          A2/AA             5.000        9/15/06         1,059,090
       2,000,000     Ohio State Revenue                                Aa3/AA            4.500        6/15/06         2,088,300
       1,000,000     Omaha Nebraska, Series A                         Aaa/AAA            6.500       12/01/16         1,272,300
       3,000,000     Plano Texas Independent School
                     District                                         Aaa/AAA            5.000        2/15/18         3,181,980
       2,155,000     Raleigh North Carolina Public
                     Improvement, Series A                            Aaa/AAA            3.250        4/01/16         2,036,324
       2,755,000     Texas State Refunding Water Financial
                     Assistance, Series A & C                          Aa1/AA            5.000        8/01/09         2,978,375
       2,635,000     Texas State Water Development                     Aa1/AA            5.500        8/01/16         2,852,308
       1,650,000     Union County New Jersey General
                     Improvement                                      Aa1/AA+            5.000        2/01/15         1,773,948
       2,095,000     Washington State Motor Vehicle Fuel
                     Tax, Series B, FGIC Insured+                     Aaa/AAA            5.000        7/01/06         2,206,747
       1,000,000     Washington State, Series A                        Aa1/AA            6.700        2/01/05         1,016,700
       1,490,000     Washington State, Series R-98A                    Aa1/AA            5.000        7/01/12         1,592,542

See previously submitted Notes to Financial Statements for the semi-annual period ended June 30, 2004.

--------------------------------------------------------------------------------

                     BNY HAMILTON INTERMEDIATE TAX-EXEMPT FUND
                     Schedule of Investments (Continued)

                     September 30, 2004 (Unaudited)

--------------------------------------------------------------------------------

                                                                     MOODY'S
    PRINCIPAL                                                          /S&P         INTEREST        MATURITY
     AMOUNT                                                          RATINGS*         RATE            DATE           VALUE
    ---------                                                        ---------      --------        --------         -----
                     MUNICIPAL BONDS (CONTINUED)
  $    1,250,000     Washington State, Series R-98A                    Aa1/AA            5.000%       7/01/14    $    1,336,025
                                                                                                                 --------------
                                                                                                                     91,420,109
                                                                                                                 --------------
                     Healthcare--1.2%
       1,040,000     New Jersey Health Care Facilities
                     Financing Authority Revenue (Robert
                     Wood Johnson University Hospital)                 A2/A+             5.250        7/01/12         1,127,266
       2,000,000     Tampa Florida Revenue Health System -
                     Catholic Health East, MBIA Insured+              Aaa/AAA            5.500       11/15/06         2,141,620
                                                                                                                 --------------
                                                                                                                      3,268,886
                                                                                                                 --------------
                     Housing--6.0%
       1,740,000     California Statewide Communities
                     Development Authority Revenue                    Aaa/AAA            5.250        7/01/15         1,948,261
       1,210,000     Colorado Housing & Finance Authority
                     Single Family Mortgage Class I-A-4               Aaa/AAA            4.900       11/01/11         1,280,555
         840,000     Maine State Housing Authority-Housing
                     Mortgage Finance Program, Series C               Aa1/AA+            5.300       11/15/23           880,530
       2,605,000     Missouri State Housing Development
                     Single Family Mortgage Revenue
                     (Homeown Loan Program), Series A,
                     GNMA/FNMA Insured+                                NR/AAA            5.050        9/01/24         2,657,360
       1,245,000     Nebraska Housing Finance Authority
                     Single Family, Series D,
                     GNMA/FNMA/FHLMC Insured+                          NR/AAA            5.250        9/01/22         1,285,064
       1,500,000     New York State Mortgage Agency,
                     Series 101                                        Aa1/NR            5.000       10/01/18         1,562,910
       1,520,000     New York State Mortgage Agency,
                     Series 111                                        Aa1/NR            2.250       10/01/07         1,501,912
       1,140,000     New York State Mortgage Agency,
                     Series 111                                        Aa1/NR            2.600        4/01/08         1,128,053
       1,000,000     Pennsylvania Housing Finance Agency
                     Single Family Mortgage, Series 73B               Aa2/AA+            5.000        4/01/16         1,054,300
       1,970,000     Texas State Department of Housing and
                     Community Affairs, Series A,
                     GNMA/FNMA/MBIA Insured+                          Aaa/AAA            5.450        9/01/23         2,054,809

       1,140,000     Vermont Housing Finance Agency,
                     Series 16A, FSA Insured+                         Aaa/AAA            4.850        5/01/11         1,211,250
                                                                                                                 --------------
                                                                                                                     16,565,004
                                                                                                                 --------------

See previously submitted Notes to Financial Statements for the semi-annual period ended June 30, 2004.

--------------------------------------------------------------------------------

                     BNY HAMILTON INTERMEDIATE TAX-EXEMPT FUND
                     Schedule of Investments (Continued)

                     September 30, 2004 (Unaudited)

--------------------------------------------------------------------------------

                                                                     MOODY'S
    PRINCIPAL                                                          /S&P         INTEREST        MATURITY
     AMOUNT                                                          RATINGS*         RATE            DATE           VALUE
    ---------                                                        ---------      --------        --------         -----
                     MUNICIPAL BONDS (CONTINUED)
                     Other--2.5%
  $    1,000,000     New York State Dormitory Authority
                     Lease Revenue Court Facilities,
                     Westchester County, AMBAC Insured+               Aa1/AA+            5.250%       8/01/13    $    1,096,960
       5,200,000     Oklahoma Development Finance
                     Authority Revenue (Samuel Roberts
                     Noble, Inc.)                                     Aaa/AAA            5.000        5/01/08         5,672,472
                                                                                                                 --------------
                                                                                                                      6,769,432
                                                                                                                 --------------
                     Pre-Refunded Securities--5.4%
       1,250,000     Jacksonville Florida Electrical Authority
                     Revenue (St. John's River), Series 11            Aa2/AA-            5.375       10/01/11         1,266,163
       2,000,000     Jacksonville Florida Health Facilities
                     Authority Hospital Revenue (Charity
                     Obligation Group), Series C, ETM                  Aa2/AA            4.875        8/15/07         2,152,620
       1,660,000     Johnson County Kansas University
                     School District No. 233, Series A, FGIC
                     Insured+                                          Aaa/NR            5.375        9/01/14         1,844,044
       1,005,000     Kansas State Department of
                     Transportation Highway Revenue,
                     Series A, ETM                                    Aa2/AA+            5.375        3/01/07         1,084,305
       1,135,000     Lower Colorado River Authority, Texas
                     Revenue, ETM                                     Aaa/AAA            5.000        1/01/15         1,266,036
         155,000     Monroe County New York, AMBAC
                     Insured+                                         Aaa/AAA            6.000        6/01/11           159,194
          50,000     New Jersey State Turnpike Authority
                     Revenue, ETM                                     Aaa/AAA            5.880        1/01/08            52,791
       2,685,000     North Carolina Eastern Municipal Power
                     Agency System Revenue, Series A,
                     ETM                                              Aaa/BBB            5.000        1/01/17         2,976,778
       3,390,000     North Carolina Municipal Power Agency
                     No. 1, Catawaba Electric Revenue,
                     ETM                                              Baa1/AAA           5.500        1/01/13         3,887,855
                                                                                                                 --------------
                                                                                                                     14,689,786
                                                                                                                 --------------
                     Special Tax--8.0%
       1,100,000     Chicago Illinois Sales Tax Revenue,
                     FGIC Insured+                                    Aaa/AAA            5.000        1/01/08         1,188,935
       1,000,000     Connecticut State Special Tax
                     Obligation Revenue, Series B, FSA
                     Insured+                                         Aaa/AAA            5.000       10/01/05         1,032,670
       1,100,000     Indiana Bond Bank Revenue, Series A               NR/AAA            5.750        2/01/06         1,156,221
       2,000,000     Indianapolis Industrial Local Public
                     Improvement Bond Bank, Series A                  Aaa/AAA            5.500        2/01/08         2,199,120

See previously submitted Notes to Financial Statements for the semi-annual period ended June 30, 2004.

--------------------------------------------------------------------------------

                     BNY HAMILTON INTERMEDIATE TAX-EXEMPT FUND
                     Schedule of Investments (Continued)

                     September 30, 2004 (Unaudited)

--------------------------------------------------------------------------------

                                                                     MOODY'S
    PRINCIPAL                                                          /S&P         INTEREST        MATURITY
     AMOUNT                                                          RATINGS*         RATE            DATE           VALUE
    ---------                                                        ---------      --------        --------         -----
                     MUNICIPAL BONDS (CONTINUED)
  $    2,000,000     Municipal Assistance Corp. for New
                     York City, Series E                              Aa1/AA+            6.000%       7/01/05    $    2,065,520
       1,000,000     New York City, New York Transitional
                     Finance Authority Revenue, Series A              Aa2/AA+            5.250       11/15/12         1,104,940
       3,000,000     New York City, New York Transitional
                     Finance Authority Revenue, Series B              Aa2/AA+            5.100       11/15/07         3,260,790
       1,805,000     New York State Local Government
                     Assistance Corp., Series A                        A1/AA             6.000        4/01/06         1,915,231
       2,500,000     New York State Local Government
                     Assistance Corp., Series A                        A1/AA             5.400        4/01/13         2,703,400
       2,000,000     New York State Local Government
                     Assistance Corp., Series A, AMBAC
                     Insured+                                         Aaa/AAA            5.000        4/01/09         2,148,980
         100,000     New York State Local Government
                     Assistance Corp., Series A, Floating Rate
                     Notes++                                           Aa1/AA            1.030        4/01/22           100,000
       2,595,000     New York State Local Government
                     Assistance Corp., Series C                        A1/AA             6.000        4/01/12         3,044,117
                                                                                                                 --------------
                                                                                                                     21,919,924
                                                                                                                 --------------
                     State Appropriation--4.8%
       2,000,000     Metropolitan Transportation Authority,
                     Series A                                         Aaa/AAA            5.250        4/01/13         2,192,500
       3,000,000     New York State Dormitory Authority
                     Revenue State University Educational
                     Facilities                                        A3/AA-            6.000        5/15/07         3,288,000
       2,450,000     New York State Dormitory Authority
                     Revenue, 4201 School Program                     Baa1/AA-           5.000        7/01/08         2,652,468
       3,100,000     New York State Dormitory Authority
                     Revenue, Series B, Floating Rate Notes++          A3/AA-            5.250       11/15/23         3,435,017
       1,400,000     New York State Thruway Authority
                     Service Contract Revenue                         Aaa/AAA            5.500        4/01/11         1,575,700
                                                                                                                 --------------
                                                                                                                     13,143,685
                                                                                                                 --------------
                     Transportation--6.7%
       4,000,000     Chicago Illinois O'Hare International
                     Airport Revenue, Series A                        Aaa/AAA            6.375        1/01/12         4,123,120
       1,745,000     Kansas State Department of
                     Transportation Highway Revenue, Series A         Aa2/AA+            5.375        3/01/07         1,882,838
       2,000,000     New Jersey State Highway Authority
                     Garden State Parkway General Revenue, ETM         A1/AAA            5.150        1/01/07         2,137,580

See previously submitted Notes to Financial Statements for the semi-annual period ended June 30, 2004.

--------------------------------------------------------------------------------

                     BNY HAMILTON INTERMEDIATE TAX-EXEMPT FUND
                     Schedule of Investments (Continued)

                     September 30, 2004 (Unaudited)

--------------------------------------------------------------------------------

                                                                     MOODY'S
    PRINCIPAL                                                          /S&P         INTEREST        MATURITY
     AMOUNT                                                          RATINGS*         RATE            DATE           VALUE
    ---------                                                        ---------      --------        --------         -----
                     MUNICIPAL BONDS (CONTINUED)
  $    3,000,000     New Jersey State Turnpike Authority
                     Revenue, Series A                                Aaa/AAA           5.000%        1/01/19    $    3,221,820
       1,200,000     New Jersey State Turnpike Authority
                     Revenue, Series C, MBIA Insured+                 Aaa/AAA            6.500        1/01/08         1,357,836
       1,000,000     New York State Bridge Authority
                     Revenue                                          Aa2/AA-            5.000        1/01/07         1,065,280
       2,105,000     Port of Seattle Washington Revenue,
                     Series A, FGIC Insured+                          Aaa/AAA            6.000       10/01/07         2,333,603
       2,000,000     Texas State Turnpike Authority                    Aa3/AA            5.000        6/01/08         2,173,680
                                                                                                                 --------------
                                                                                                                     18,295,757
                                                                                                                 --------------
                     Utilities--13.1%
       2,650,000     Arizona Water Infrastructure Finance
                     Authority Revenue (Water Quality), Series A      Aaa/AAA            4.000       10/01/23         2,491,636
       2,500,000     Austin Texas Utility System Revenue,
                     Series A, MBIA Insured+                          Aaa/AAA            5.000        5/15/07         2,648,550
       3,150,000     Dade County Florida Water & Sewer
                     System Revenue, FGIC Insured+                    Aaa/AAA            6.250       10/01/07         3,517,763
       1,000,000     Energy Northwest Washington Electrical
                     Revenue, Project No. 1, Series A, FSA
                     Insured+                                         Aaa/AAA            5.500        7/01/13         1,134,680
       1,500,000     Harris County Texas Flood Control
                     District, Series A                               Aa1/AA+            5.000       10/01/06         1,589,130
       1,000,000     Houston Texas Water Conveyance
                     System Contract, Series B, AMBAC
                     Insured+                                         Aaa/AAA            7.000       12/15/04         1,010,850
       1,280,000     Long Island Power Authority, New York
                     Electric System Revenue, FSA Insured+            Aaa/AAA            0.000        6/01/15           842,381
       2,500,000     Long Island Power Authority, New York
                     Electric System Revenue, MBIA Insured+           Aaa/AAA            5.000        4/01/08         2,717,125
       5,000,000     Long Island Power Authority, New
                     York, Electric System Revenue, Series B          Baa1/A-            5.250       12/01/12         5,529,600
       2,000,000     Michigan Municipal Bond Authority
                     Revenue, Clean Water Revolving Fund              Aaa/AAA            5.250       10/01/18         2,213,900
       3,100,000     Nebraska Public Power District Revenue,
                     Series A                                         Aaa/AAA            5.250        1/01/14         3,392,175
       3,000,000     New York State Power Authority,
                     Series A                                         Aa2/AA-            5.000       11/15/19         3,204,090
       1,000,000     Omaha Public Power District, Series A             NR/AA             7.625        2/01/12         1,185,610
       3,000,000     Platte River Power Authority, Colorado
                     Power Revenue, Series FF                         Aa3/AA-            4.000        6/01/05         3,045,810

See previously submitted Notes to Financial Statements for the semi-annual period ended June 30, 2004.

--------------------------------------------------------------------------------

                     BNY HAMILTON INTERMEDIATE TAX-EXEMPT FUND
                     Schedule of Investments (Continued)

                     September 30, 2004 (Unaudited)

--------------------------------------------------------------------------------

                                                                     MOODY'S
    PRINCIPAL                                                          /S&P         INTEREST        MATURITY
     AMOUNT                                                          RATINGS*         RATE            DATE           VALUE
    ---------                                                        ---------      --------        --------         -----
                     MUNICIPAL BONDS (CONTINUED)
  $    1,320,000     Rhode Island Clean Water Protection
                     Finance Agency, Series A                         Aaa/AAA            5.000%      10/01/11    $    1,444,674
                                                                                                                 --------------
                                                                                                                     35,967,974
                                                                                                                 --------------
                     Total Municipal Bonds
                     (Cost $258,601,713)                                                                            269,151,290
                                                                                                                 --------------

         NUMBER OF
          SHARES
        ----------
                     TAX-EXEMPT MONEY MARKET FUND--0.3%
         785,167     BNY Hamilton New York Tax-Exempt
                     Money Fund (Hamilton Shares)                       NR/NR            1.330 (a)
                     (Cost $785,167)                                                                                    785,167
                                                                                                                 --------------

                     Total Investments
                     (Cost $259,386,880) (b)--98.6%                                                                 269,936,457
                     Other assets less liabilities--1.4%                                                              3,942,881
                                                                                                                 --------------
                     Net Assets--100.0%                                                                          $   273,879,33
                                                                                                                 ==============

AMBAC   American Municipal Bond Assurance Corp.
ETM     Escrowed to maturity.
FGIC    Financial Guaranty Insurance Company.
FHLMC   Federal Home Loan Mortgage Corp.
FNMA    Federal National Mortgage Corp.
FSA     Federal Security Assurance.
GNMA    Government National Mortgage Association.
MBIA    Municipal Bond Investor Assurance.
NR      Not Rated.
*       Unaudited.
+ Insured or guaranteed by the indicated municipal bond insurance corporation.
++ Represents interest rate in effect at September 30, 2004 for Floating Rate Notes.
(a)     Represents annualized 7 day yield at September 30, 2004.
(b) The cost stated also approximates the aggregate cost for Federal income tax purposes. At September 30, 2004, net unrealized appreciation was $10,549,577 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $10,701,503 and aggregate gross unrealized depreciation of $151,926.

See previously submitted Notes to Financial Statements for the semi-annual period ended June 30, 2004.

--------------------------------------------------------------------------------

                     BNY HAMILTON INTERMEDIATE TAX-EXEMPT FUND
                     State Diversification

                     September 30, 2004 (Unaudited)

--------------------------------------------------------------------------------

                                                                        % OF
                                                                        TOTAL
                                                      VALUE          NET ASSETS
                                                      -----          ----------
Arizona                                           $   2,491,636          0.9%
California                                            7,467,461          2.7
Colorado                                              6,444,825          2.4
Connecticut                                           6,965,579          2.5
Delaware                                              3,599,015          1.3
District of Columbia                                  4,987,390          1.8
Florida                                              10,621,050          3.9
Georgia                                               5,578,740          2.0
Hawaii                                                1,798,719          0.7
Illinois                                             13,672,350          5.0
Indiana                                               6,616,904          2.4
Kansas                                                4,811,187          1.8
Maine                                                   880,530          0.3
Maryland                                              8,462,176          3.1
Massachusetts                                         7,915,428          2.9
Michigan                                              2,213,900          0.8
Minnesota                                             2,532,987          0.9
Mississippi                                           1,125,100          0.4
Missouri                                              3,948,710          1.4
Montana                                               1,413,324          0.5
Nebraska                                              7,135,149          2.6
Nevada                                                4,314,308          1.6
New Jersey                                           13,404,901          4.9
New York                                             53,832,328         19.7
North Carolina                                       11,097,417          4.1
Ohio                                                  2,088,300          0.8
Oklahoma                                              5,672,472          2.1
Pennsylvania                                          6,003,000          2.2
Rhode Island                                          2,464,124          0.9
Tennessee                                             2,546,523          0.9
Texas                                                40,119,602         14.7
Vermont                                               1,211,250          0.4
Virginia                                              2,854,493          1.0
Washington                                           10,860,138          4.0
Wisconsin                                             2,000,274          0.7
Tax-exempt money market fund (various states)           785,167          0.3
                                                  -------------     --------
Total value of investments                          269,936,457         98.6
Other assets less liabilities                         3,942,881          1.4
                                                  -------------     --------
Net Assets                                        $ 273,879,338        100.0%
                                                  -------------     --------

See previously submitted Notes to Financial Statements for the semi-annual period ended June 30, 2004.

--------------------------------------------------------------------------------

                     BNY HAMILTON INTERMEDIATE NEW YORK TAX-EXEMPT FUND Schedule of Investments

                     September 30, 2004 (Unaudited)

--------------------------------------------------------------------------------

                                                                     MOODY'S
    PRINCIPAL                                                         /S&P          INTEREST        MATURITY
     AMOUNT                                                          RATINGS*         RATE            DATE           VALUE
    ---------                                                        --------       --------        --------         -----
                     MUNICIPAL BONDS--98.2%
                     Education--4.7%
  $    1,000,000     Dutchess County, New York
                     Industrial Development Agency (Bard
                     College Civic Facilities)                         A3/NR          5.750%         8/01/08     $    1,113,330
       1,000,000     New York State Dormitory Authority,
                     Fordham University, FGIC Insured+                Aaa/AAA         5.000          7/01/18          1,070,850
       1,500,000     New York State Dormitory
                     Authority, New York University,
                     Series A, AMBAC Insured+                         Aaa/AAA         5.500          7/01/09          1,688,955
         500,000     New York State Dormitory Authority,
                     Rochester Institute of Technology                Aaa/AAA         5.000          7/01/13            547,215
       1,000,000     Saratoga County, New York
                     Industrial Development Agency
                     (Skidmore College Project-Series A),
                     FSA Insured+                                      Aaa/NR         2.000          7/01/05          1,002,670
                                                                                                                 --------------
                                                                                                                      5,423,020
                                                                                                                 --------------
                     General Obligations--15.4%
         200,000     Bethlehem, New York, AMBAC Insured+              Aaa/AAA         7.100         11/01/07            228,642
       1,000,000     Bethpage, New York, Union School District         NR/NR          3.000          6/23/05          1,009,360
       1,500,000     East Meadow, New York Union Free
                     School District                                   NR/NR          2.500          8/17/05          1,510,680
       1,000,000     Manhasset, New York Union Free School
                     District                                          NR/NR          2.750          6/29/05          1,008,180
         500,000     New York, New York, Series A                      A3/A-          6.250          8/01/08            541,940
         525,000     New York, New York, Series C                       A2/A          5.500          8/15/08            578,681
          50,000     New York, New York, Series E                       A2/A          7.500          2/01/07             50,228
       1,000,000     New York, New York, Series G                       A2/A          5.000          8/01/06          1,052,440
         500,000     New York, New York, Series H                       A2/A          5.750          3/15/08            536,425
       1,000,000     New York, New York, Series I                       A2/A          2.000          3/01/05          1,000,870
          65,000     New York, New York, Series I                       A2/A          5.750          3/15/08             69,146
       2,750,000     New York State, Series A                          A2/AA          5.250          3/15/15          3,012,873
         500,000     New York State, Series C                          A2/AA          5.000          6/15/11            546,345
       1,500,000     Onondaga County, New York, Series A              Aa2/AA+         5.000          5/01/17          1,620,705
         500,000     Rockland County, New York, Series A               A1/AA-         5.000         10/01/15            544,925
       1,500,000     South Huntington, New York Union Free
                     School District                                   NR/NR          2.750          6/30/05          1,510,365
         750,000     Suffolk County, New York, Series B,
                     FGIC Insured+                                    Aaa/AAA         5.000         10/01/13            835,328
       1,000,000     Westchester County, New York                     Aaa/AAA         2.5000        12/15/04          1,002,140

See previously submitted Notes to Financial Statements for the semi-annual period ended June 30, 2004.

--------------------------------------------------------------------------------

                     BNY HAMILTON INTERMEDIATE NEW YORK TAX-EXEMPT FUND Schedule of Investments (Continued)

                     September 30, 2004 (Unaudited)

--------------------------------------------------------------------------------

                                                                     MOODY'S
    PRINCIPAL                                                          /S&P         INTEREST        MATURITY
     AMOUNT                                                          RATINGS*         RATE            DATE           VALUE
    ---------                                                        ---------      --------        --------         -----
                     MUNICIPAL BONDS (CONTINUED)
  $    1,000,000     Westchester County, New York,
                     Series E                                         Aaa/AAA         2.500%        12/15/05     $    1,010,780
                                                                                                                 --------------
                                                                                                                     17,670,053
                                                                                                                 --------------
                     Healthcare--6.3%
       1,000,000     New York State Dormitory
                     Authority Revenue, Lenox Hill
                     Hospital, Obligation Group                        A3/NR          5.250          7/08/08          1,075,200
       3,250,000     New York State Dormitory
                     Authority Revenue, Memorial
                     Sloan-Kettering Center, Series 1,
                     MBIA Insured+                                    Aaa/AAA         5.000          7/01/20          3,458,195
       1,000,000     New York State Dormitory
                     Authority Revenue, University
                     Rochester-Strong Memorial Hospital                A1/A+          5.200          7/01/05          1,024,670
       1,100,000     Westchester County, New York,
                     Healthcare Corp., Series B                       Aaa/AAA         5.125         11/01/15          1,209,846
         400,000     Westchester County, New York,
                     Healthcare Corp., Series B                       Aaa/AAA         5.250         11/01/11            447,356
                                                                                                                 --------------
                                                                                                                      7,215,267
                                                                                                                 --------------
                     Housing--6.4%
         500,000     New York State Housing Finance Agency,
                     Multifamily Mortgage, Series A                    Aa2/AA         7.000          8/15/22            502,395
         500,000     New York State Mortgage Revenue-
                     Homeowner Mortgage, Series 37-A                   Aa2/NR         5.850          4/01/06            511,355
       1,000,000     New York State Mortgage Revenue-
                     Homeowner Mortgage, Series 70                     Aa1/NR         5.375         10/01/17          1,048,960
       1,000,000     New York State Mortgage Revenue-
                     Homeowner Mortgage, Series 80                     Aa1/NR         5.100         10/01/17          1,048,620
       1,000,000     New York State Mortgage Revenue-
                     Homeowner Mortgage, Series 95                     Aa1/NR         5.500         10/01/17          1,068,340
       2,000,000     New York State Urban Development
                     Corp.                                            Aaa/AAA         5.500          7/01/16          2,154,360
       1,000,000     Puerto Rico Housing Finance Authority,
                     Capital Fund Program                              Aa3/AA         5.000         12/01/18          1,068,160
                                                                                                                 --------------
                                                                                                                      7,402,190
                                                                                                                 --------------

See previously submitted Notes to Financial Statements for the semi-annual period ended June 30, 2004.

--------------------------------------------------------------------------------

                     BNY HAMILTON INTERMEDIATE NEW YORK TAX-EXEMPT FUND Schedule of Investments (Continued)

                     September 30, 2004 (Unaudited)

--------------------------------------------------------------------------------

                                                                     MOODY'S
    PRINCIPAL                                                         /S&P          INTEREST        MATURITY
     AMOUNT                                                          RATINGS*         RATE            DATE           VALUE
    ---------                                                        --------       --------        --------         -----
                     MUNICIPAL BONDS (CONTINUED)
                     Industrial Development Bonds--3.0%
  $    2,175,000     Hempstead Township-New York
                     Industrial Development Agency
                     (American Refinery Fuel Co. Project)             Aaa/AAA         5.000%        12/01/07     $    2,340,061
       1,000,000     Hempstead Township-New York
                     Industrial Development Agency
                     (American Refinery Fuel Co. Project)             Aaa/AAA         5.000         12/01/09          1,062,770
                                                                                                                 --------------
                                                                                                                      3,402,831
                                                                                                                 --------------
                     Other--1.7%
       1,800,000     New York State Dormitory Authority,
                     Lease Revenue Court Facilities,
                     Westchester County, AMBAC Insured+               Aa1/AA+         5.125          8/01/12          1,971,900
                                                                                                                 --------------
                                                                                                                      1,971,900
                                                                                                                 --------------

                     Pre-Refunded/Escrowed Securities--5.4%
       1,000,000     Erie County, New York Water Authority,
                     Waterworks Revenue, Series A,
                     AMBAC Insured+                                   Aaa/AAA         0.000         12/01/05            978,920
       1,000,000     Erie County, New York Water Authority,
                     Waterworks Revenue, Series A,
                     AMBAC Insured+                                   Aaa/AAA         0.000         12/01/06            956,980
       1,000,000     Metropolitan Transportation
                     Authority Dedicated Tax Fund, Series
                     A, MBIA Insured+                                 Aaa/AAA         6.000          4/01/05          1,022,100
       1,000,000     Metropolitan Transportation
                     Authority New York,
                     Transportation Facilities Revenue,
                     Series B-2, MBIA Insured+                        Aaa/AAA         5.000          7/01/17          1,089,519
         350,000     New York, New York, Series I                       A2/A          5.750          3/15/08            375,498
         600,000     New York State Dormitory
                     Authority Revenue, New York Public
                     Library, Series A, MBIA Insured+, ETM            Aaa/AAA         0.000          7/01/10            502,968
         390,000     New York State Environmental
                     Facilities Corp., Series C                       Aaa/AAA         5.250          6/15/12            429,324
         290,000     New York State Housing Finance
                     Agency, State University
                     Construction, ETM                                Aaa/AAA         6.500         11/01/06            303,401

See previously submitted Notes to Financial Statements for the semi-annual period ended June 30, 2004.

--------------------------------------------------------------------------------

                     BNY HAMILTON INTERMEDIATE NEW YORK TAX-EXEMPT FUND Schedule of Investments (Continued)

                     September 30, 2004 (Unaudited)

--------------------------------------------------------------------------------

                                                                     MOODY'S
    PRINCIPAL                                                         /S&P          INTEREST        MATURITY
     AMOUNT                                                          RATINGS*         RATE            DATE           VALUE
    ---------                                                        --------       --------        --------         -----
                     MUNICIPAL BONDS (CONTINUED)
  $      500,000     New York State Local Government
                     Assistance Corp., Series E, ETM                   A1/AA-         4.800%        04/01/05     $      507,855
                                                                                                                 --------------
                                                                                                                      6,166,565
                                                                                                                 --------------
                     Special Tax--21.0%
       2,000,000     Metropolitan Transportation
                     Authority Dedicated
                     Tax Fund, Series A                               Aaa/AAA         5.250         11/15/15          2,225,600
       1,500,000     Metropolitan Transportation
                     Authority Dedicated Tax Fund, Series A            A1/AA-         5.000         11/15/06          1,595,550
       2,000,000     Municipal Assistance Corp. for New
                     York City, Series E                              Aa1/AA+         6.000          7/01/05          2,065,520
       1,500,000     Nassau County, New York Interim
                     Finance Authority, Series B                      Aaa/AAA         5.000         11/15/16          1,643,700
       2,000,000     New York, New York City
                     Transitional Finance Authority, Series A         Aa2/AA+         5.500         11/15/17          2,234,180
         500,000     New York, New York City
                     Transitional Finance Authority, Series A         Aa2/AA+         5.000          8/15/05            514,815
       1,400,000     New York, New York City
                     Transitional Finance Authority, Series 3A        Aa2/AA+         2.000         11/01/05          1,404,046
         930,000     New York, New York City
                     Transitional Finance Authority, Series B,
                     MBIA-IBC Insured+                                Aaa/AAA         4.750         11/15/15            970,306
       1,000,000     New York, New York City
                     Transitional Finance Authority, Series C         Aa2/AA+         5.375          2/01/13          1,112,320
       1,000,000     New York, New York City
                     Transitional Finance Authority, Series C         Aa2/AA+         5.375          2/15/14          1,110,540
       1,000,000     New York State Dormitory
                     Authority Revenue, State Personal
                     Income Tax, Series A                              NR/AA          5.000          3/15/16          1,088,770
       1,000,000     New York State Local Government
                     Assistance Corp., Series A                        A1/AA          5.400          4/01/13          1,081,360
       1,500,000     New York State Local Government
                     Assistance Corp., Series A                        A1/AA          5.400          4/01/15          1,604,235
       2,000,000     New York State Local Government
                     Assistance Corp., Series A-1                     Aaa/AAA         5.000          4/01/13          2,228,320
       1,000,000     New York State Local Government
                     Assistance Corp., Series C                        A1/AA          6.000          4/01/08          1,118,820
       1,000,000     New York State Thruway Authority
                     Income Tax Revenue, Series A                      A1/AA          2.000          3/15/06          1,001,630

See previously submitted Notes to Financial Statements for the semi-annual period ended June 30, 2004.

--------------------------------------------------------------------------------

                     BNY HAMILTON INTERMEDIATE NEW YORK TAX-EXEMPT FUND Schedule of Investments (Continued)

                     September 30, 2004 (Unaudited)

--------------------------------------------------------------------------------

                                                                     MOODY'S
    PRINCIPAL                                                         /S&P          INTEREST        MATURITY
     AMOUNT                                                          RATINGS*         RATE            DATE           VALUE
    ---------                                                        --------       --------        --------         -----
                     MUNICIPAL BONDS (CONTINUED)
  $      990,000     New York State Urban Development
                     Corp., Personal Income Tax Facility,
                     Series A                                          A1/AA          5.375%         3/15/17     $    1,085,040
                                                                                                                 --------------
                                                                                                                     24,084,752
                                                                                                                 --------------
                     State Appropriation--17.7%
         250,000     New York State Dormitory
                     Authority, Albany County                          A3/AA-         5.500          4/01/08            274,828
       1,500,000     New York State Dormitory
                     Authority Revenue, Series B,
                     Floating Rate Note++                              A3/AA-         5.250         11/15/23          1,662,105
       1,000,000     New York State Dormitory
                     Authority, City University
                     Construction, Series A                            A3/AA-         5.700          7/01/05          1,028,950
       2,370,000     New York State Dormitory
                     Authority, City University
                     Construction, Series A, FGIC
                     Insured+                                         Aaa/AAA         5.750          7/01/18          2,808,070
         500,000     New York State Dormitory
                     Authority, State University Dormitory
                     Facilities, Series A                              A1/AA-         5.500          7/01/10            562,480
       1,000,000     New York State Dormitory
                     Authority, State University
                     Educational Facilities, Series A,
                     MBIA Insured+                                    Aaa/AAA         5.000          5/15/15          1,074,650
         500,000     New York State Dormitory
                     Authority, State University
                     Educational Facilities, Series A                 Aaa/AAA         5.250          5/15/15            565,535
       1,500,000     New York State Dormitory
                     Authority, State University
                     Educational Facilities, Series A, MBIA
                     Insured+                                         Aaa/AAA         5.875          5/15/11          1,741,950
       1,000,000     New York State Dormitory
                     Authority Revenue, Mental Health
                     Facilities, Series B                              NR/AA-         5.250          2/15/18          1,087,900
       1,750,000     New York State Dormitory
                     Authority Revenue, Upstate
                     Community Colleges, Series A                     Aaa/AAA         5.000          7/01/14          1,913,730
       1,945,000     New York State Medical Care
                     Facilities, Adult Day Care Program,
                     Series A                                          Aa1/NR         6.375         11/15/20          2,072,631
         750,000     New York State Thruway Authority
                     Service Contract Revenue, Highway
                     & Bridge Trust Fund                               A3/AA-         5.625          4/01/07            802,163

See previously submitted Notes to Financial Statements for the semi-annual period ended June 30, 2004.

--------------------------------------------------------------------------------

                     BNY HAMILTON INTERMEDIATE NEW YORK TAX-EXEMPT FUND Schedule of Investments (Continued)

                     September 30, 2004 (Unaudited)

--------------------------------------------------------------------------------

                                                                     MOODY'S
    PRINCIPAL                                                         /S&P          INTEREST        MATURITY
     AMOUNT                                                          RATINGS*         RATE            DATE           VALUE
    ---------                                                        --------       --------        --------         -----
                     MUNICIPAL BONDS (CONTINUED)
  $      500,000     New York State Thruway Authority
                     Service Contract Revenue, Highway
                     & Bridge Trust Fund                               A3/AA-         6.000%         4/01/07     $      545,640
         500,000     New York State Thruway Authority
                     Service Contract Revenue, Highway
                     & Bridge Trust Fund, Series A, FGIC
                     Insured+                                         Aaa/AAA         5.000          4/01/10            548,305
       1,000,000     New York State Thruway Authority
                     Service Contract Revenue, Highway
                     & Bridge Trust Fund, Series B                    Aaa/AAA         5.250          4/01/16          1,107,850
       1,000,000     New York State Thruway
                     Authority, Highway and Bridge,
                     General Purpose, Series B, FSA Insured+          Aaa/AAA         4.750          4/01/19          1,049,200
       1,000,000     New York State Urban Development
                     Corp., Cornell Center                             A3/AA-         5.900          1/01/07          1,009,270
         500,000     New York State Urban Development
                     Corp., Correctional Facilities Service
                     Contract, Series A                                A3/AA-         5.000          1/01/12            533,535
                                                                                                                 --------------
                                                                                                                     20,388,792
                                                                                                                 --------------
                     Transportation--4.6%
         500,000     Port Authority of New York & New
                     Jersey, Series 88                                 A1/AA-         4.750         10/01/08            539,630
       1,000,000     Port Authority of New York & New
                     Jersey, Series 128                               Aaa/AAA         5.000         11/01/18          1,077,890
       1,000,000     Triborough Bridge & Tunnel
                     Authority, General Purpose, Series A             Aa3/AA-         5.250          1/01/16          1,093,090
         775,000     Triborough Bridge & Tunnel
                     Authority, General Purpose, Series B             Aa3/AA-         5.250         11/15/17            850,051
         500,000     Triborough Bridge & Tunnel
                     Authority, General Purpose, Series B             Aa3/AAA         5.500          1/01/07            539,840
       1,000,000     Triborough Bridge & Tunnel
                     Authority, General Purpose, Series Y             Aa3/AAA         6.000          1/01/12          1,149,850
                                                                                                                 --------------
                                                                                                                      5,250,351
                                                                                                                 --------------

See previously submitted Notes to Financial Statements for the semi-annual period ended June 30, 2004.

--------------------------------------------------------------------------------

                     BNY HAMILTON INTERMEDIATE NEW YORK TAX-EXEMPT FUND Schedule of Investments (Continued)

                     September 30, 2004 (Unaudited)

--------------------------------------------------------------------------------

                                                                     MOODY'S
    PRINCIPAL                                                         /S&P          INTEREST        MATURITY
     AMOUNT                                                          RATINGS*         RATE            DATE           VALUE
    ---------                                                        --------       --------        --------         -----
                     MUNICIPAL BONDS (CONTINUED)
                     Utilities--12.0%
  $    1,000,000     Long Island Power Authority, New
                     York Electric System Revenue, Series A           Aaa/AAA         5.500%        12/01/10     $    1,137,270
       1,000,000     Long Island Power Authority, New
                     York Electric System Revenue, Series B           Baa1/A-         3.000         12/01/04          1,001,960
       2,000,000     Long Island Power Authority, New
                     York Electric System Revenue, Series B           Baa1/A-         5.250          6/01/14          2,206,500
         110,000     New York Environmental Facilities
                     Corp., Unrefunded Balance, Series C              Aaa/AAA         5.250          6/15/12            121,219
       1,000,000     New York State Environmental
                     Facilities Corp., Sub-Series E                   Aa1/AA-         5.375          6/15/15          1,111,390
         150,000     New York State Environmental
                     Facilities Corp., Pollution Control
                     Revenue, Series A                                Aaa/AAA         7.000          6/15/12            150,657
           5,000     New York State Environmental
                     Facilities Corp., Pollution Control
                     Revenue, Series B                                Aa2/AA-         7.500          3/15/11              5,024
          15,000     New York State Environmental
                     Facilities Corp., Pollution Control
                     Revenue, Series C                                 Aa2/A+         7.200          3/15/11             15,068
       1,000,000     New York State Environmental
                     Facilities Corp., Series A                       Aaa/AAA         3.625         11/15/05          1,021,850
       1,000,000     New York State Environmental
                     Facilities Corp., Series B                       Aaa/AAA         5.250          6/15/17          1,099,550
         775,000     New York State Environmental
                     Facilities Corp., Series B                       Aaa/AAA         5.250          6/15/19            845,649
       2,500,000     New York State Power Authority,
                     Series A                                         Aa2/AA-         5.000         11/15/17          2,695,225
       1,000,000     New York State Power Authority,
                     Series A                                         Aa2/AA-         5.250         11/15/16          1,104,920
         750,000     New York State Power Authority,
                     Series A                                         Aa2/AA-         5.500         11/15/10            782,235
         500,000     Suffolk County, New York Water
                     Authority, Waterworks Revenue,
                     MBIA Insured+                                    Aaa/AAA         5.100          6/01/07            539,485
                                                                                                                 --------------
                                                                                                                     13,838,002
                                                                                                                 --------------
                     Total Municipal Bonds
                     (Cost $108,810,477)                                                                            112,813,723
                                                                                                                 --------------

See previously submitted Notes to Financial Statements for the semi-annual period ended June 30, 2004.

--------------------------------------------------------------------------------

                     BNY HAMILTON INTERMEDIATE NEW YORK TAX-EXEMPT FUND Schedule of Investments (Continued)

                     September 30, 2004 (Unaudited)

--------------------------------------------------------------------------------

                                                                     MOODY'S
    NUMBER OF                                                         /S&P          INTEREST        MATURITY
     SHARES                                                          RATINGS*         RATE            DATE           VALUE
    ---------                                                        --------       --------        --------         -----
                     TAX-EXEMPT MONEY MARKET FUND--0.6%
         689,487     BNY Hamilton New York
                     Tax-Exempt Money Fund (Hamilton Shares)
                     (Cost $689,487)                                   NR/NR          1.330%(a)                  $      689,487
                                                                                                                 --------------

                     Total Investments
                     (Cost $109,499,964) (b)--98.8%                                                                 113,503,210
                     Other assets less liabilities--1.2%                                                              1,418,113
                                                                                                                 --------------
                     Net Assets--100.0%                                                                          $  114,921,323
                                                                                                                 ==============

AMBAC   American Municipal Bond Assurance Corp.
ETM     Escrowed to maturity.
FGIC    Financial Guaranty Insurance Company.
FHA     Federal Housing Authority.
MBIA    Municipal Bond Investor Assurance.
NR      Not Rated.
+ Insured or guaranteed by the indicated municipal bond insurance corporation.
++ Represents interest rate in effect at September 30, 2004 for Floating Rates Notes.
(a)     Represents annualized 7 day yield at September 30, 2004.
(b) The cost stated also approximates the aggregate cost for Federal income tax purposes. At September 30, 2004, net unrealized appreciation was $4,003,246 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $4,115,384 and aggregate gross unrealized depreciation of $112,138.
*       Unaudited.

See previously submitted Notes to Financial Statements for the semi-annual period ended June 30, 2004.

--------------------------------------------------------------------------------

                     BNY HAMILTON INTERMEDIATE GOVERNMENT FUND
                     Schedule of Investments

                     September 30, 2004 (Unaudited)

--------------------------------------------------------------------------------

    PRINCIPAL
      AMOUNT                                                         VALUE
      ------                                                         -----
                  UNITED STATES GOVERNMENT AGENCIES &
                  OBLIGATIONS--55.6%
                  Federal Home Loan Mortgage Corp.--10.5%
$     9,500,000   5.75%, 4/15/08                                $    10,259,905
      2,050,000   6.25%, 7/15/32                                      2,311,910
                                                                ---------------
                                                                     12,571,815
                                                                ---------------
                  Federal National Mortgage Association--15.7%
      8,350,000   5.50%, 2/15/06                                      8,682,597
      5,250,000   4.375, 3/15/13                                      5,221,078
        725,000   5.125%, 1/02/14                                       738,541
      2,375,000   6.25%, 5/15/29                                      2,651,469
      1,300,000   6.625%, 11/15/30                                    1,515,405
                                                                ---------------
                                                                     18,809,090
                                                                ---------------
                  Tennessee Valley Authority--0.6%
        650,000   6.15%, 1/15/38                                        704,547
                                                                ---------------
                  United States Treasury Bonds--7.1%
      2,500,000   7.25%, 5/15/16                                      3,147,070
      3,025,000   6.125%, 11/15/27                                    3,511,837
        500,000   5.25%, 11/15/28                                       520,039
      1,300,000   5.25%, 2/15/29                                      1,353,372
                                                                ---------------
                                                                      8,532,318
                                                                ---------------
                  United States Treasury Notes--21.7%
      3,250,000   5.75%, 11/15/05                                     3,375,431
      3,350,000   6.875%, 5/15/06                                     3,585,023
      3,425,000   6.25%, 2/15/07                                      3,701,407
      3,025,000   6.625%, 5/15/07                                     3,316,982
      8,325,000   5.75%, 8/15/10                                      9,280,751
      1,525,000   5.00%, 8/15/11                                      1,638,959
      1,100,000   3.875%, 2/15/13                                     1,093,125
                                                                ---------------
                                                                     25,991,678
                                                                ---------------
                  Total United States Government Agencies &
                  Obligations
                  (Cost $63,805,627)                                 66,609,448
                                                                ---------------

See previously submitted Notes to Financial Statements for the semi-annual period ended June 30, 2004.

--------------------------------------------------------------------------------

                     BNY HAMILTON INTERMEDIATE GOVERNMENT FUND
                     Schedule of Investments (Continued)

                     September 30, 2004 (Unaudited)

--------------------------------------------------------------------------------

    PRINCIPAL
      AMOUNT                                                         VALUE
      ------                                                         -----
                  MORTGAGE-BACKED SECURITIES--24.0%
                  Federal Home Loan Mortgage Corp.--13.3%
$           969   Pool #502185
                  8.50%, 7/01/05                                $           977
        103,526   Gold Pool #M70034
                  7.50%, 6/01/08                                        109,985
         61,066   Gold Pool # E00227
                  6.00%, 7/01/08                                         64,166
        186,940   Gold Pool #E49415
                  6.50%, 7/01/08                                        197,555
          7,210   Pool #184275
                  8.25%, 9/01/08                                          7,700
        250,842   Gold Pool #M80707
                  5.50%, 10/01/08                                       258,296
          3,074   Pool #160062
                  9.50%, 10/01/08                                         3,333
          3,281   Pool #160065
                  9.50%, 11/01/08                                         3,557
          3,404   Pool #160066
                  9.75%, 11/01/08                                         3,675
         45,607   Pool #185743
                  8.50%, 12/01/08                                        48,596
         39,468   Pool #251974
                  8.50%, 4/01/09                                         41,692
         74,722   Pool #185964
                  8.50%, 2/01/10                                         77,858
         39,925   Gold Pool #E20201
                  7.50%, 10/01/10                                        42,459
        199,664   Gold Pool #G10439
                  6.50%, 1/01/11                                        211,489
         35,158   Gold Pool #E00417
                  7.00%, 2/01/11                                         37,290
        171,982   Gold Pool #G90011
                  8.50%, 8/17/11                                        183,625
         91,747   Gold Pool #E00461
                  7.50%, 12/01/11                                        97,548
        242,718   Gold Pool #C90017
                  6.50%, 4/01/13                                        256,988
        111,711   Gold Pool #D90113
                  6.50%, 6/01/13                                        118,279
         74,555   Gold Pool #G11072
                  7.50%, 12/01/15                                        79,275
         58,405   Gold Pool #G30052
                  7.50%, 6/01/16                                         62,908
        204,635   Gold Pool # G30080
                  7.50%, 8/01/17                                        220,148

See previously submitted Notes to Financial Statements for the semi-annual period ended June 30, 2004.

--------------------------------------------------------------------------------

                     BNY HAMILTON INTERMEDIATE GOVERNMENT FUND
                     Schedule of Investments (Continued)

                     September 30, 2004 (Unaudited)

--------------------------------------------------------------------------------

    PRINCIPAL
      AMOUNT                                                         VALUE
      ------                                                         -----
                  MORTGAGE-BACKED SECURITIES (CONTINUED)
$       419,461   Gold Pool #C90185
                  7.50%, 9/01/17                                $      451,260
        641,203   Gold Pool #D92715
                  6.00%, 11/01/18                                      668,979
        107,310   Gold Pool # C90241
                  6.50%, 12/01/18                                      113,231
         20,049   Pool #555045
                  8.00%, 5/01/19                                        20,458
         57,058   Gold Pool #C90290
                  7.00%, 8/01/19                                        60,709
         53,761   Gold Pool #A01217
                  8.50%, 4/01/20                                        59,350
        458,887   Gold Pool #C90484
                  6.00%, 10/01/21                                      478,084
      1,798,645   Gold Pool #C90492
                  6.00%, 11/01/21                                    1,873,888
        266,430   Gold Pool #C90503
                  6.00%, 12/01/21                                      277,576
        103,550   Gold Pool #C00098
                  8.00%, 2/01/22                                       113,374
        101,909   Gold Pool # D24970
                  8.00%, 3/01/22                                       111,577
        211,235   Gold Pool #G80140
                  7.00%, 12/17/22                                      224,648
         84,165   Gold Pool #D36389
                  8.00%, 1/01/23                                        92,219
        290,974   Pool #334595
                  7.50%, 11/01/23                                      315,599
         87,422   Gold Pool #G00356
                  7.00%, 6/01/25                                        93,299
         14,092   Gold Pool #D67014
                  7.50%, 1/01/26                                        15,174
        260,168   Gold Pool #G01480
                  7.50%, 12/01/26                                      280,803
        348,797   Gold Pool #C00490
                  8.00%, 1/01/27                                       381,516
        217,959   Gold Pool #C20273
                  6.00%, 6/01/28                                       226,295
         24,667   Gold Pool #C00664
                  7.50%, 9/01/28                                        26,482
        239,981   Gold Pool #G01130
                  8.00%, 2/01/30                                       262,620

See previously submitted Notes to Financial Statements for the semi-annual period ended June 30, 2004.

--------------------------------------------------------------------------------

                     BNY HAMILTON INTERMEDIATE GOVERNMENT FUND
                     Schedule of Investments (Continued)

                     September 30, 2004 (Unaudited)

--------------------------------------------------------------------------------

    PRINCIPAL
      AMOUNT                                                         VALUE
      ------                                                         -----
                  MORTGAGE-BACKED SECURITIES (CONTINUED)
$       826,627   Gold Pool #C69955
                  6.50%, 8/01/32                                $       867,846
      6,663,879   Gold Pool #A15088
                  5.50%, 10/01/33                                     6,769,711
                                                                ---------------
                                                                     15,912,097
                                                                ---------------
                  Federal National Mortgage Association--7.2%
         61,319   Pool #195152
                  7.00%, 1/01/08                                         63,913
         50,956   Pool #81860
                  8.00%, 4/01/09                                         52,761
         95,560   Pool #278437
                  7.50%, 5/01/09                                        101,774
        101,521   Pool #535630
                  6.00%, 12/01/10                                       106,680
        248,276   Pool #406590
                  6.25%, 11/01/12                                       261,901
        174,444   Pool #482513
                  5.50%, 1/01/14                                        181,242
        168,313   Pool #323956
                  7.50%, 12/01/14                                       181,372
        246,532   Pool #535634
                  5.50%, 8/01/15                                        256,140
        125,315   Pool #6222
                  9.00%, 4/01/16                                        136,846
        269,010   Pool #252210
                  6.50%, 2/01/19                                        283,780
        259,904   Pool #252711
                  7.00%, 9/01/19                                        276,501
        157,681   Pool #604312
                  6.50%, 6/01/21                                        166,261
         51,947   Pool #124118
                  9.00%, 3/01/22                                         58,189
        125,987   Pool #254354
                  7.00%, 5/01/22                                        133,881
         34,935   Pool #159860
                  7.50%, 6/01/22                                         37,653
        186,926   Pool # 164906
                  6.87%, 7/01/22                                        199,144
         74,734   Pool #50748
                  7.50%, 6/01/23                                         80,471
        175,491   Pool #326382
                  7.00%, 3/01/24                                        187,405

See previously submitted Notes to Financial Statements for the semi-annual period ended June 30, 2004.

--------------------------------------------------------------------------------

                     BNY HAMILTON INTERMEDIATE GOVERNMENT FUND
                     Schedule of Investments (Continued)

                     September 30, 2004 (Unaudited)

--------------------------------------------------------------------------------

    PRINCIPAL
      AMOUNT                                                         VALUE
      ------                                                         -----
                  MORTGAGE-BACKED SECURITIES (CONTINUED)
$       485,072   Pool #300404
                  7.00%, 5/01/24                                $       518,206
         28,968   Pool #64195
                  8.254%, 11/01/24                                       30,996
        107,948   Pool #70319
                  7.792%, 12/01/24                                      114,876
        274,360   Pool #308497
                  8.00%, 5/01/25                                        300,576
         35,266   Pool #320514
                  6.50%, 9/01/25                                         37,151
        811,336   Pool #335054
                  6.00%, 1/01/26                                        847,406
        116,272   Pool #446431
                  8.50%, 10/01/26                                       128,534
        204,372   Pool #415330
                  8.00%, 12/01/26                                       223,820
        131,011   Pool #496045
                  8.00%, 1/01/28                                        143,387
         85,814   Pool #251498
                  6.50%, 2/01/28                                         90,296
         82,200   Pool #403470
                  6.00%, 5/01/28                                         86,051
         56,129   Series #441759
                  6.00%, 9/01/28                                         58,253
        371,309   Pool #755598
                  5.00%, 11/01/28                                       368,924
         90,911   Pool #449154
                  6.00%, 12/01/28                                        94,353
        308,654   Pool #457916
                  7.50%, 12/01/28                                       333,544
        590,481   Pool #252334
                  6.50%, 2/01/29                                        625,686
        156,600   Pool #252518
                  7.00%, 5/01/29                                        167,370
         75,028   Pool #252570
                  6.50%, 7/01/29                                         78,846
         72,200   Pool #535182
                  8.00%, 10/01/29                                        79,039
         13,274   Pool #420171
                  5.75%, 2/01/30                                         13,436
        183,271   Pool #530528
                  3.411%, 4/01/30                                       189,436
        616,884   Pool #601649
                  6.00%, 9/01/31                                        641,777
        305,580   Pool #587839
                  6.00%, 10/01/31                                       316,750

See previously submitted Notes to Financial Statements for the semi-annual period ended June 30, 2004.

--------------------------------------------------------------------------------

                     BNY HAMILTON INTERMEDIATE GOVERNMENT FUND
                     Schedule of Investments (Continued)

                     September 30, 2004 (Unaudited)

--------------------------------------------------------------------------------

    PRINCIPAL
      AMOUNT                                                         VALUE
      ------                                                         -----
                  MORTGAGE-BACKED SECURITIES (CONTINUED)
$       223,970   Pool #615519
                  6.00%, 11/01/31                               $       232,157
         47,739   Pool #254484
                  6.50%, 12/01/31                                        50,195
         72,235   Pool #645256
                  6.50%, 7/01/32                                         75,823
                                                                ---------------
                                                                      8,612,802
                                                                ---------------
                  Government National Mortgage Association--3.5%
          1,294   Pool #6400
                  8.00%, 6/15/05                                          1,320
          3,429   Pool #7038
                  8.00%, 10/15/05                                         3,497
          1,054   Pool #11310
                  8.00%, 11/15/05                                         1,074
            892   Pool #10459
                  8.00%, 8/15/06                                            925
          6,135   Pool #10419
                  8.00%, 9/15/06                                          6,366
          3,640   Pool #12590
                  8.00%, 9/15/06                                          3,777
          9,205   Pool #14295
                  8.00%, 1/15/07                                          9,679
        109,986   Pool #367439
                  5.50%, 12/15/08                                       114,629
        190,398   Pool #360837
                  6.50%, 3/15/09                                        202,331
        356,588   Pool #456880
                  6.50%, 5/15/13                                        379,237
        110,466   Pool #476328
                  7.00%, 6/15/13                                        117,900
        198,066   Pool# 483935
                  5.50%, 12/15/13                                       207,280
         96,906   Pool #2815
                  6.00%, 9/20/14                                        100,626
        128,786   Pool #3005
                  7.50%, 11/20/15                                       137,134
        150,412   Pool #3018
                  7.50%, 12/20/15                                       160,162
        586,351   Pool #569502
                  5.00%, 1/15/17                                        602,479
        156,588   Pool #583202
                  5.50%, 3/15/17                                        163,464
         10,836   Pool #204365
                  9.00%, 3/15/17                                         12,200
         38,347   Pool #176549
                  7.50%, 3/20/17                                         41,313

See previously submitted Notes to Financial Statements for the semi-annual period ended June 30, 2004.

--------------------------------------------------------------------------------

                     BNY HAMILTON INTERMEDIATE GOVERNMENT FUND
                     Schedule of Investments (Continued)

                     September 30, 2004 (Unaudited)

--------------------------------------------------------------------------------

    PRINCIPAL
      AMOUNT                                                         VALUE
      ------                                                         -----
                  MORTGAGE-BACKED SECURITIES (CONTINUED)
$        91,986   Pool #247223
                  9.00%, 4/15/18                                $       103,514
          4,629   Pool #177793
                  9.50%, 5/15/19                                          5,248
        170,502   Pool #512821
                  6.50%, 6/15/19                                        181,305
          2,599   Pool #284645
                  8.50%, 2/15/20                                          2,878
        329,479   Pool #304288
                  7.68%, 1/15/22                                        359,528
         49,853   Pool #8061
                  4.625%, 10/20/22                                       51,044
          4,316   Pool #319650
                  7.00%, 11/15/22                                         4,628
         96,631   Pool #356770
                  7.50%, 4/15/23                                        104,615
          9,871   Pool #350532
                  6.50%, 6/15/23                                         10,484
        196,871   Pool #351405
                  6.50%, 1/15/24                                        208,911
         18,119   Pool #359470
                  7.00%, 1/15/24                                         19,412
         35,206   Pool #376445
                  6.50%, 4/15/24                                         37,359
         16,322   Pool #386348
                  7.50%, 6/15/24                                         17,659
        234,758   Pool #780035
                  6.50%, 7/15/24                                        249,115
        236,664   Pool #2080
                  7.50%, 9/20/25                                        254,687
        110,188   Pool #780459
                  7.00%, 11/15/26                                       117,880
         75,928   Pool #2345
                  8.50%, 12/20/26                                        83,260
         32,792   Pool #464704
                  8.00%, 7/15/28                                         35,829
         31,987   Pool #517210
                  7.75%, 11/15/29                                        34,726
         87,112   Pool #564751
                  6.00%, 8/15/31                                         90,507
                                                                ---------------
                                                                      4,237,982
                                                                ---------------
                  Total Mortgage-Backed Securities
                  (Cost $ 28,317,020)                                28,762,881
                                                                ---------------

See previously submitted Notes to Financial Statements for the semi-annual period ended June 30, 2004.

--------------------------------------------------------------------------------

                     BNY HAMILTON INTERMEDIATE GOVERNMENT FUND
                     Schedule of Investments (Continued)

                     September 30, 2004 (Unaudited)

--------------------------------------------------------------------------------

    PRINCIPAL
      AMOUNT                                                         VALUE
      ------                                                         -----
                  COLLATERALIZED MORTGAGE OBLIGATIONS--9.0%
                  Federal Home Loan Mortgage Corp.--1.9%
$       165,973   Series 1176-H
                  8.00%, 12/15/06                               $       166,574
         31,501   Series 1574-I
                  6.50%, 8/15/22                                         31,477
      1,175,000   Series 1627-PJ
                  6.00%, 3/15/23                                      1,221,371
        794,771   Series 1602-H
                  6.50%, 10/15/23                                       818,361
         72,032   Series 2123-PE
                  6.00%, 12/15/27                                        73,806
                                                                ---------------
                                                                      2,311,589
                                                                ---------------
                  Federal National Mortgage Association--6.7%
        499,042   Series 1988-15A
                  9.00%, 6/25/18                                        544,370
        395,276   Series 1992-136PK
                  6.00%, 8/25/22                                        413,077
         84,061   Series 1992-172M
                  7.00%, 9/25/22                                         88,992
      1,355,025   Series 1993-149M
                  7.00%, 8/25/23                                      1,421,122
      3,974,000   Series 1993-178PK
                  6.50%, 9/25/23                                      4,111,487
      1,136,000   Series 1993-203PL
                  6.50%, 10/25/23                                     1,204,475
         73,289   Series 1993-253H PO
                  0.00%, 11/25/23                                        65,305
        197,708   Series 1993-255E
                  7.10%, 12/25/23                                       212,437
                                                                ---------------
                                                                      8,061,265
                                                                ---------------
                  Government National Mortgage Association--0.4%
        466,203   Series 1999-13PC
                  6.00%, 3/20/28                                        475,602
                                                                ---------------
                  Total Collateralized Mortgage Obligations
                  (Cost $10,354,859)                                 10,848,456
                                                                ---------------

See previously submitted Notes to Financial Statements for the semi-annual period ended June 30, 2004.

--------------------------------------------------------------------------------

                     BNY HAMILTON INTERMEDIATE GOVERNMENT FUND
                     Schedule of Investments (Continued)

                     September 30, 2004 (Unaudited)

--------------------------------------------------------------------------------

    NUMBER OF
      SHARES                                                         VALUE
      ------                                                         -----
                  MONEY MARKET FUND--10.8%
     12,932,229   BNY Hamilton Treasury
                  Money Fund
                  (Hamilton Shares), 1.35%  (a)
                  (Cost $12,932,229)                            $    12,932,229
                                                                ---------------

                  Total Investments
                  (Cost $115,409,735) (b)--99.4%                    119,153,014
                  Other assets less liabilities--0.6%                   729,328
                                                                ---------------
                  Net Assets--100.0%                            $   119,882,342
                                                                ===============

PO   Principal Only.
(a)  Represents annualized 7 day yield at September 30, 2004.
(b) The cost stated also approximates the aggregate cost for Federal income tax purposes. At September 30, 2004, net unrealized appreciation was $3,743,279 based on cost for Federal income tax purpose. This consisted of aggregate gross unrealized appreciation of $3,821,637 and aggregated gross unrealized depreciation of $78,358.

See previously submitted Notes to Financial Statements for the semi-annual period ended June 30, 2004.

--------------------------------------------------------------------------------

                     BNY HAMILTON INTERMEDIATE INVESTMENT GRADE FUND Schedule of Investments

                     September 30, 2004 (Unaudited)

--------------------------------------------------------------------------------

    PRINCIPAL
      AMOUNT                                                         VALUE
      ------                                                         -----
                  MORTGAGE-BACKED SECURITIES--35.7%
                  Federal Home Loan Mortgage Corp.--32.7%
$        27,554   Pool #160074
                  10.00%, 4/01/09                               $        30,089
        134,692   Pool #180006
                  9.25%, 8/01/11                                        148,691
        430,923   Gold Pool #E00678
                  6.50%, 6/01/14                                        456,310
     12,945,511   Gold Pool #E01386
                  5.00%, 6/01/18                                     13,175,764
      3,112,138   Gold Pool #E01425
                  4.50%, 8/01/18                                      3,109,241
      2,209,450   Gold Pool #E98903
                  4.50%, 8/01/18                                      2,207,393
      4,215,404   Gold Pool #E99778
                  4.50%, 9/01/18                                      4,211,479
      1,559,539   Gold Pool #B10824
                  4.50%, 11/01/18                                     1,558,087
      4,658,188   Gold Pool # B14178
                  4.00%, 5/01/19                                      4,549,865
          8,449   Gold Pool #G00800
                  7.00%, 11/01/26                                         9,000
        441,514   Gold Pool #G00767
                  7.50%, 8/01/27                                        475,167
        138,506   Gold Pool #C29166
                  7.00%, 7/01/29                                        147,134
        451,396   Gold Pool #C00896
                  7.50%, 12/01/29                                       484,658
        168,815   Gold Pool #G01131
                  7.50%, 9/01/30                                        181,190
        323,865   Gold Pool #C01095
                  7.00%, 11/01/30                                       343,827
         24,887   Gold Pool #C44362
                  7.50%, 11/01/30                                        26,711
         80,818   Gold Pool #C46812
                  7.50%, 1/01/31                                         86,743
         11,200   Gold Pool # C55047
                  7.50%, 7/01/31                                         12,021
        373,769   Gold Pool #C60567
                  7.00%, 11/01/31                                       396,703
      2,372,171   Gold Pool #C01329
                  7.00%, 3/01/32                                      2,517,723
      1,147,429   Gold Pool #C01345
                  7.00%, 4/01/32                                      1,217,500
        993,382   Gold Pool # C01351
                  6.50%, 5/01/32                                      1,042,916
      6,459,512   Gold Pool #C01385
                  6.50%, 8/01/32                                      6,781,604

See previously submitted Notes to Financial Statements for the semi-annual period ended June 30, 2004.

--------------------------------------------------------------------------------

                     BNY HAMILTON INTERMEDIATE INVESTMENT GRADE FUND Schedule of Investments (Continued)

                     September 30, 2004 (Unaudited)

--------------------------------------------------------------------------------

    PRINCIPAL
      AMOUNT                                                         VALUE
      ------                                                         -----
                  MORTGAGE-BACKED SECURITIES (CONTINUED)
$     5,122,231   Gold Pool #G01443
                  6.50%, 8/01/32                                $     5,377,642
        675,926   Gold Pool # C75331
                  6.50%, 8/01/32                                        709,630
      2,089,250   Gold Pool #C01403
                  6.00%, 9/01/32                                      2,161,024
        443,790   Gold Pool #C01396
                  6.50%, 9/01/32                                        465,918
      2,731,616   Gold Pool # C01404
                  6.50%, 10/01/32                                     2,867,823
      1,363,049   Gold Pool # C75536
                  6.00%, 1/01/33                                      1,409,875
        831,051   Gold Pool #C01500
                  6.50%, 1/01/33                                        872,490
      9,291,732   Gold Pool #G01513
                  6.00%, 3/01/33                                      9,610,939
      2,097,210   Gold Pool #C77416
                  6.00%, 3/01/33                                      2,169,257
      4,446,821   Gold Pool #C01511
                  6.00%, 3/01/33                                      4,599,587
      4,605,990   Gold Pool #C79865
                  5.00%, 6/01/33                                      4,575,386
      3,735,721   Gold Pool #C01582
                  5.50%, 7/01/33                                      3,795,050
      4,452,037   Gold Pool #A12365
                  5.00%, 8/01/33                                      4,422,456
     10,634,036   Gold Pool #A14164
                  5.00%, 10/01/33                                    10,563,379
      3,360,598   Gold Pool # A13973
                  5.50%, 10/01/33                                     3,413,969
        195,932   Pool # A15024
                  6.00%, 10/01/33                                       202,658
      7,768,904   Gold Pool #A15479
                  5.50%, 11/01/33                                     7,892,288
      1,483,632   Gold Pool #A15851
                  5.50%, 12/01/33                                     1,507,195
      3,568,393   Gold Pool #A17572
                  4.50%, 1/01/34                                      3,441,115
      2,807,276   Gold Pool # A17356
                  5.00%, 1/01/34                                      2,783,015
      5,084,918   Gold Pool # A23396
                  5.00%, 6/01/34                                      5,040,973
     18,231,142   Gold Pool # C01847
                  5.50%, 6/01/34                                     18,503,628
      4,626,664   Gold Pool # A24720
                  5.50%, 7/01/34                                      4,695,815
      5,600,006   Gold Pool # A24807
                  5.00%, 7/01/34                                      5,551,609

See previously submitted Notes to Financial Statements for the semi-annual period ended June 30, 2004.

--------------------------------------------------------------------------------

                     BNY HAMILTON INTERMEDIATE INVESTMENT GRADE FUND Schedule of Investments (Continued)

                     September 30, 2004 (Unaudited)

--------------------------------------------------------------------------------

    PRINCIPAL
      AMOUNT                                                         VALUE
      ------                                                         -----
                  MORTGAGE-BACKED SECURITIES (CONTINUED)
$     5,778,969   Gold Pool # A25473
                  6.00%, 8/01/34                                $     5,975,504
                                                                ---------------
                                                                    155,778,041
                                                                ---------------
                  Federal National Mortgage Association--2.0%
         63,530   Pool #219238
                  8.50%, 2/01/09                                         66,398
        800,210   Pool #190770
                  7.00%, 4/01/09                                        834,064
        184,802   Pool #527268
                  7.00%, 11/01/14                                       196,141
      1,088,173   Pool #253942
                  6.00%, 9/01/16                                      1,141,803
      1,553,385   Pool #647532
                  5.50%, 5/01/17                                      1,608,970
      1,440,896   Pool #694970
                  5.50%, 4/01/18                                      1,491,492
      2,232,276   Pool #E555384
                  5.50%, 4/01/18                                      2,310,660
      1,736,007   Pool #545994
                  7.00%, 10/01/32                                     1,841,590
                                                                ---------------
                                                                      9,491,118
                                                                ---------------
                  Government National Mortgage Association--1.0%
         16,414   Pool #13416
                  8.00%, 9/15/06                                         17,033
         11,040   Pool #13688
                  8.00%, 11/15/06                                        11,456
         12,977   Pool #12766
                  8.00%, 12/15/06                                        13,466
         10,907   Pool #16080
                  7.50%, 4/15/07                                         11,382
        130,529   Pool #21598
                  8.00%, 2/15/08                                        138,642
         21,247   Pool #27246
                  9.00%, 12/15/08                                        22,915
         11,873   Pool #31570
                  9.50%, 6/15/09                                         13,033
          5,579   Pool #34366
                  9.50%, 9/15/09                                          6,123
         11,613   Pool #33765
                  9.50%, 10/15/09                                        12,747
         16,874   Pool #34704
                  9.50%, 10/15/09                                        18,521
         73,555   Pool #171774
                  9.00%, 9/15/16                                         82,657

See previously submitted Notes to Financial Statements for the semi-annual period ended June 30, 2004.

--------------------------------------------------------------------------------

                     BNY HAMILTON INTERMEDIATE INVESTMENT GRADE FUND Schedule of Investments (Continued)

                     September 30, 2004 (Unaudited)

--------------------------------------------------------------------------------

    PRINCIPAL
      AMOUNT                                                         VALUE
      ------                                                         -----
                  MORTGAGE-BACKED SECURITIES (CONTINUED)
$         7,321   Pool #290313
                  9.50%, 5/15/20                                $         8,304
        187,957   Pool #319650
                  7.00%, 11/15/22                                       201,550
        131,498   Pool #349306
                  8.00%, 2/15/23                                        144,679
         57,201   Pool #376445
                  6.50%, 4/15/24                                         60,699
         80,645   Pool #384069
                  7.50%, 4/15/24                                         87,250
        179,760   Pool #362262
                  7.50%, 4/15/24                                        194,484
         12,364   Pool #780689
                  6.50%, 12/15/27                                        13,091
      1,258,148   Pool #464686
                  6.50%, 7/15/28                                      1,331,438
         67,775   Pool #511772
                  8.00%, 11/15/30                                        73,992
        133,339   Pool #485393
                  7.00%, 4/15/31                                        142,258
        339,252   Pool #550475
                  7.00%, 5/15/31                                        361,944
      1,614,217   Pool #781336
                  6.00%, 10/15/31                                     1,677,144
                                                                ---------------
                                                                      4,644,808
                                                                ---------------
                  Total Mortgage-Backed Securities
                  (Cost $167,949,989)                               169,913,967
                                                                ---------------
                  CORPORATE BONDS--24.9%
                  Aerospace and Defense--0.6%
        767,000   General Dynamics Corp.
                  4.25%, 5/15/13                                        746,993
      1,806,000   Lockheed Martin Corp.
                  8.20%, 12/01/09                                     2,149,075
                                                                ---------------
                                                                      2,896,068
                                                                ---------------
                  Automotive--1.6%
      1,162,000   DaimlerChrysler NA Holdings
                  7.20%, 9/01/09                                      1,307,908
        601,000   DaimlerChrysler NA Holdings
                  6.50%, 11/15/13                                       652,091
      3,208,000   Ford Motor Co.
                  7.875%, 6/15/10                                     3,578,056

See previously submitted Notes to Financial Statements for the semi-annual period ended June 30, 2004.

--------------------------------------------------------------------------------

                     BNY HAMILTON INTERMEDIATE INVESTMENT GRADE FUND Schedule of Investments (Continued)

                     September 30, 2004 (Unaudited)

--------------------------------------------------------------------------------

    PRINCIPAL
      AMOUNT                                                         VALUE
      ------                                                         -----
                  CORPORATE BONDS (CONTINUED)
$     2,305,000   Ford Motor Co.
                  7.45%, 7/16/31                                $     2,260,121
                                                                ---------------
                                                                      7,798,176
                                                                ---------------
                  Banking and Finance--0.6%
        581,000   Bank of America Corp.
                  7.40%, 1/15/11                                        677,124
      2,020,000   Wells Fargo & Co.
                  4.625%, 4/15/14                                     1,998,919
                                                                ---------------
                                                                      2,676,043
                                                                ---------------
                  Beverages--Food and Tobacco--0.5%
      1,017,000   General Mills, Inc.
                  2.625%, 10/24/06                                    1,002,295
        454,000   Kellogg Co.
                  2.875%, 6/01/08                                       445,121
        885,000   Kellogg Co.
                  6.60%, 4/01/11                                        996,525
                                                                ---------------
                                                                      2,443,941
                                                                ---------------
                  Beverages--Soft Drinks--0.4%
        512,000   Coca-Cola Enterprises, Inc.
                  5.25%, 5/15/07                                        538,279
      1,483,000   PepsiCo, Inc.
                  3.20%, 5/15/07                                      1,489,205
                                                                ---------------
                                                                      2,027,484
                                                                ---------------
                  Communications, Media and Entertainment--2.0%
      4,191,000   AOL Time Warner, Inc.
                  6.75%, 4/15/11                                      4,649,483
      2,370,000   Comcast Corp.
                  7.05%, 3/15/33                                      2,599,999
      1,012,000   Liberty Media Corp.
                  3.50%, 9/25/06                                      1,007,910
        904,000   News America Holdings
                  9.25%, 2/01/13                                      1,161,374
                                                                ---------------
                                                                      9,418,766
                                                                ---------------
                  Computers--Micro--0.3%
        433,000   IBM Corp.
                  4.75%, 11/29/12                                       439,113

See previously submitted Notes to Financial Statements for the semi-annual period ended June 30, 2004.

--------------------------------------------------------------------------------

                     BNY HAMILTON INTERMEDIATE INVESTMENT GRADE FUND Schedule of Investments (Continued)

                     September 30, 2004 (Unaudited)

--------------------------------------------------------------------------------

    PRINCIPAL
      AMOUNT                                                         VALUE
      ------                                                         -----
                  CORPORATE BONDS (CONTINUED)
$     1,040,000   IBM Corp.
                  7.00%, 10/30/25                               $     1,214,452
                                                                ---------------
                                                                      1,653,565
                                                                ---------------
                  Consumer Goods and Services--0.3%
      1,233,000   Cendant Corp.
                  7.375%, 1/15/13                                     1,426,670
                                                                ---------------
                  Financial Services--9.4%
      1,211,000   American General Finance,
                  Series H
                  5.375%, 10/01/12                                    1,264,078
      2,500,000   Ameritech Capital Funding Corp.
                  6.30%, 10/15/04                                     2,504,205
        948,000   Capital One Bank
                  5.75%, 9/15/10                                      1,010,628
        914,000   Caterpillar Financial Services Corp.
                  2.35%, 9/15/06                                        902,336
        551,000   CIT Group, Inc.
                  3.375%, 4/01/09                                       537,743
      3,169,000   Citigroup, Inc.
                  3.50%, 2/01/08                                      3,176,916
      1,150,000   Countrywide Home Loan
                  2.875%, 2/15/07                                     1,137,528
      2,172,000   General Electric Capital Corp.
                  3.125%, 4/01/09                                     2,116,353
      2,500,000   General Electric Capital Corp.
                  6.75%, 3/15/32                                      2,877,268
      5,728,000   General Motors Acceptance Corp.
                  5.625%, 5/15/09                                     5,839,216
      1,116,000   General Motors Acceptance Corp.
                  6.875%, 8/28/12                                     1,159,648
      2,692,000   Goldman Sachs Group, Inc.
                  5.00%, 10/01/14                                     2,662,808
        975,000   Goldman Sachs Group, Inc.
                  6.125%, 2/15/33                                       979,316
      3,026,000   Merrill Lynch & Co.
                  4.125%, 1/15/09                                     3,050,293
      1,121,000   Merrill Lynch & Co. FRN
                  4.43%, 3/02/09                                      1,124,441
      2,936,000   Morgan Stanley
                  3.875%, 1/15/09                                     2,936,323
        400,000   SLM Corp.
                  3.95%, 8/15/08                                        403,635
        994,000   SLM Corp.
                  5.375%, 1/15/13                                     1,034,536
      4,180,000   Verizon Global Funding Corp.
                  7.25%, 12/01/10                                     4,819,620

See previously submitted Notes to Financial Statements for the semi-annual period ended June 30, 2004.

--------------------------------------------------------------------------------

                     BNY HAMILTON INTERMEDIATE INVESTMENT GRADE FUND Schedule of Investments (Continued)

                     September 30, 2004 (Unaudited)

--------------------------------------------------------------------------------

    PRINCIPAL
      AMOUNT                                                         VALUE
      ------                                                         -----
                  CORPORATE BONDS (CONTINUED)
$     1,393,000   Verizon Global Funding Corp.
                  7.75%, 12/01/30                               $     1,668,287
      3,171,000   Washington Mutual Financial Corp.
                  6.25%, 5/15/06                                      3,343,521
                                                                ---------------
                                                                     44,548,699
                                                                ---------------
                  Forest and Paper Products--0.3%
      1,436,000   International Paper Co.
                  5.85%, 10/30/12                                     1,517,151
                                                                ---------------
                  Health Care Products and Services--0.1%
        347,000   Abbott Laboratories
                  5.625%, 7/01/06                                       363,268
                                                                ---------------
                  Household and Personal Care Products--0.4%
        505,000   The Procter & Gamble Co.
                  6.875%, 9/15/09                                       574,721
      1,259,000   The Proctor & Gamble Co.
                  4.95%, 8/15/14                                      1,289,647
                                                                ---------------
                                                                      1,864,368
                                                                ---------------
                  Insurance--0.2%
      1,056,000   MetLife, Inc.
                  6.50%, 12/15/32                                     1,135,569
                                                                ---------------
                  Oil and Gas--1.1%
        689,000   ChevronTexaco Capital Co.
                  3.375%, 2/15/08                                       690,875
      2,007,000   Conoco Funding Co.
                  6.35%, 10/15/11                                     2,238,266
      1,353,000   Occidental Petroleum Corp.
                  4.25%, 3/15/10                                      1,359,994
        659,000   Pemex Project Funding Master Trust
                  9.125%, 10/13/10                                      784,210
                                                                ---------------
                                                                      5,073,345
                                                                ---------------
                  Pharmaceuticals--0.3%
      1,450,000   GlaxoSmithKline PLC
                  2.375%, 4/16/07                                     1,425,466
                                                                ---------------
                  Real Estate Investment Trusts--0.2%
        882,000   EOP Operating LP
                  4.75%, 3/15/14                                        851,260
                                                                ---------------

See previously submitted Notes to Financial Statements for the semi-annual period ended June 30, 2004.

--------------------------------------------------------------------------------

                     BNY HAMILTON INTERMEDIATE INVESTMENT GRADE FUND Schedule of Investments (Continued)

                     September 30, 2004 (Unaudited)

--------------------------------------------------------------------------------

    PRINCIPAL
      AMOUNT                                                         VALUE
      ------                                                         -----
                  CORPORATE BONDS (CONTINUED)
                  Resorts and Entertainment--0.4%
$     1,743,000   Walt Disney Co.
                  5.375%, 6/01/07                               $     1,822,399
                                                                ---------------
                  Retail--Department Stores--0.3%
      1,193,000   Target Corp.
                  6.35%, 1/15/11                                      1,329,509
                                                                ---------------

      2,544,000   Retail--Discount Stores--0.5%
                  Wal-Mart Stores, Inc.
                  4.125%, 2/15/11                                     2,547,740
                                                                ---------------
                  Retail--Food Stores--0.6%
      1,170,000   Safeway, Inc.
                  4.95%, 8/16/10                                      1,187,905
      1,412,000   The Kroger Co.
                  5.50%, 2/01/13                                      1,462,392
                                                                ---------------

                                                                      2,650,297
                                                                ---------------
                  Telecommunications--2.0%
      1,776,000   AT&T Wireless Services, Inc.
                  7.875%, 3/01/11                                     2,104,190
      1,862,000   Deutsche Telekom International
                  Finance
                  5.25%, 7/22/13                                      1,905,442
      1,401,000   Global Crossing Ltd.
                  8.70%, 8/01/07 (a)                                          -
      1,930,000   NEXTLINK Communications, Inc.
                  10.75%, 11/15/08 (a)                                        -
        898,000   Sprint Capital Corp.
                  6.125%, 11/15/08                                      969,281
      1,071,000   Sprint Capital Corp.
                  8.75%, 3/15/32                                      1,359,304
      2,078,000   Verizon Virginia, Inc.
                  4.625%, 3/15/13                                     2,029,130
      1,344,000   Vodafone Group PLC
                  3.95%, 1/30/08                                      1,363,167
      1,406,000   Williams Communication Group, Inc.
                  10.875%, 10/01/09 (a)                                       -
                                                                ---------------
                                                                      9,730,514
                                                                ---------------
                  Transportation--0.7%
      1,410,000   Burlington Northern Santa Fe Corp.
                  7.95%, 8/15/30                                      1,766,555

See previously submitted Notes to Financial Statements for the semi-annual period ended June 30, 2004.

--------------------------------------------------------------------------------

                     BNY HAMILTON INTERMEDIATE INVESTMENT GRADE FUND Schedule of Investments (Continued)

                     September 30, 2004 (Unaudited)

--------------------------------------------------------------------------------

    PRINCIPAL
      AMOUNT                                                         VALUE
      ------                                                         -----
                  CORPORATE BONDS (CONTINUED)
$     1,364,000   Union Pacific Corp.
                  5.375%, 5/01/14                               $     1,375,623
                                                                ---------------
                                                                      3,142,178
                                                                ---------------
                  Utilities-Gas and Electric--1.9%
      2,044,000   Carolina Power and Light Co.
                  5.125%, 9/15/13                                     2,093,432
      1,831,000   ConEdison Co.
                  4.875%, 2/01/13                                     1,860,437
        978,000   Dominion Resources, Inc.
                  4.125%, 2/15/08                                       990,987
      1,186,000   Dominion Resources, Inc.
                  Series E
                  6.75%, 12/15/32                                     1,267,126
      1,074,000   Florida Power & Light Co.
                  5.65%, 2/01/35                                      1,079,975
        604,000   Sempra Energy
                  6.00%, 2/01/13                                        651,523
        899,000   Valero Energy Corp.
                  6.875%, 4/15/12                                     1,012,242
                                                                ---------------
                                                                      8,955,722
                                                                ---------------
                  Waste Management--0.2%
        988,000   Waste Management, Inc.
                  5.00%, 3/15/14                                        989,444
                                                                ---------------
                  Total Corporate Bonds
                  (Cost $119,553,494)                               118,287,642
                                                                ---------------

                  UNITED STATES GOVERNMENT AGENCIES &
                  OBLIGATIONS--22.6%
                  Federal Home Loan Mortgage Corp.--3.0%
      9,648,000   1.50%, 8/15/05                                      9,581,284
      4,416,000   4.875%, 3/15/07                                     4,613,113
                                                                ---------------
                                                                     14,194,397
                                                                ---------------
                  Federal National Mortgage Association--6.7%
      1,475,000   2.875%, 10/15/05                                    1,483,531
     12,533,000   4.375%, 10/15/06                                   12,919,944
      3,397,000   6.00%, 5/15/08                                      3,694,666
      4,191,000   4.00%, 9/02/08                                      4,250,600
        492,000   6.125%, 3/15/12                                       548,138
        640,000   5.50%, 7/18/12                                        651,510
      5,941,000   5.125%, 1/02/14                                     6,051,960

See previously submitted Notes to Financial Statements for the semi-annual period ended June 30, 2004.

--------------------------------------------------------------------------------

                     BNY HAMILTON INTERMEDIATE INVESTMENT GRADE FUND Schedule of Investments (Continued)

                     September 30, 2004 (Unaudited)

--------------------------------------------------------------------------------

    PRINCIPAL
      AMOUNT                                                         VALUE
      ------                                                         -----
                  UNITED STATES GOVERNMENT AGENCIES
                  & OBLIGATIONS (CONTINUED)
$     1,896,000   6.25%, 5/15/29                                $     2,116,710
                                                                ---------------
                                                                     31,717,059
                                                                ---------------

                  United States Treasury Bonds--5.1%
     11,994,000   7.125%, 2/15/23                                    15,291,414
      7,467,000   6.125%, 8/15/29                                     8,702,266
        500,000   5.375%, 2/15/31                                       535,625
                                                                ---------------
                                                                     24,529,305
                                                                ---------------
                  United States Treasury Notes--7.8%
        600,000   1.75%, 12/31/04                                       599,953
      4,784,000   2.00%, 8/31/05                                      4,776,714
      2,354,000   1.625%, 9/30/05                                     2,341,034
      3,980,000   2.75%, 6/30/06                                      3,996,481
     10,708,000   4.375%, 5/15/07                                    11,135,068
        428,000   6.00%, 8/15/09                                        478,457
      4,790,002   3.00%, 7/15/12                                      5,303,993
      8,242,000   4.25%, 8/15/13                                      8,365,309
                                                                ---------------
                                                                     36,997,009
                                                                ---------------
                  Total United States Government Agencies &
                   Obligations (Cost $106,419,076)                  107,437,770
                                                                ---------------

                  COLLATERALIZED MORTGAGE OBLIGATIONS--5.0%
                  Federal Home Loan Mortgage Corp.--2.1%
        712,833   Series SF1, Class A3
                  2.00%, 12/15/08                                       711,477
      1,000,000   Series 1678CA
                  6.00%, 2/15/09                                      1,039,883
      2,676,000   Series H010 A2
                  2.028%, 4/15/10                                     2,648,400
      4,711,000   Series 2726, Class AG
                  4.50%, 9/15/22                                      4,773,654
        745,331   Series 2154PK
                  6.50%, 10/15/27                                       749,172
                                                                ---------------
                                                                      9,922,586
                                                                ---------------

See previously submitted Notes to Financial Statements for the semi-annual period ended June 30, 2004.

--------------------------------------------------------------------------------

                     BNY HAMILTON INTERMEDIATE INVESTMENT GRADE FUND Schedule of Investments (Continued)

                     September 30, 2004 (Unaudited)

--------------------------------------------------------------------------------

    PRINCIPAL
      AMOUNT                                                         VALUE
      ------                                                         -----
                  COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
                  Federal National Mortgage Association--0.0%
$        52,302   Series 1999-55PA
                  7.00%, 6/18/13                                $        52,263
                                                                ---------------

                  Financial Services--2.7%
        720,676   Residential Accredit Loans, Inc.
                  Series 2002-QS5, Class A9
                  5.00%, 1/25/33                                        731,835
      7,273,187   Washington Mutual,
                  Series 2003-AR9, Class 1A2A
                  2.34%, 9/25/33                                      7,261,727
      3,151,714   Washington Mutual
                  Series 2003-AR9, Class 1A2B
                  3.14%, 9/25/33                                      3,160,938
      1,857,757   Washington Mutual
                  Series 2003-AR10, Class A2
                  2.60%, 10/25/33                                     1,858,839
                                                                ---------------

                                                                     13,013,339
                                                                ---------------
                  Government National Mortgage Association--0.2%
      1,234,339   Series 2003-47, Class A
                  2.848%, 6/16/18                                     1,220,728
                                                                ---------------
                  Total Collateralized Mortgage Obligations
                  (Cost $24,197,427)                                 24,208,916
                                                                ---------------

                  ASSET-BACKED SECURITIES--4.6%
                  Asset-Backed Securities - Credit Cards--2.2%
      1,150,000   Citibank Credit Card Issuance Trust,
                  Series 2004-A1, Class A1
                  2.55%, 1/20/09                                      1,137,464
      2,705,000   Citibank Credit Card Master
                  Trust I Series 1999-7, Class A
                  6.65%, 11/15/06                                     2,721,420
      6,180,000   Discover Card Master
                  Trust I,
                  Series 1996-3, Class A
                  6.05%, 8/18/08                                      6,459,325
                                                                ---------------
                                                                     10,318,209
                                                                ---------------

See previously submitted Notes to Financial Statements for the semi-annual period ended June 30, 2004.

--------------------------------------------------------------------------------

                     BNY HAMILTON INTERMEDIATE INVESTMENT GRADE FUND Schedule of Investments (Continued)

                     September 30, 2004 (Unaudited)

--------------------------------------------------------------------------------

    PRINCIPAL
      AMOUNT                                                         VALUE
      ------                                                         -----
                  ASSET-BACKED SECURITIES (CONTINUED)
                  Asset-Backed Securities - Trade & Lease Receivables--2.4%
$     1,138,000   BMW Owners Trust,
                  Series 2004-A, Class A3
                  2.67%, 3/25/08                                $     1,136,006
        341,988   Capital Auto Receivables
                  Asset Trust,
                  Series 2002-2, Class  A3
                  3.82%, 7/15/05                                        342,335
      2,538,000   Chase Manhattan Auto Owner Trust,
                  Series 2003-A, Class A4
                  2.06%, 12/15/09                                     2,486,722
      3,762,000   Daimler Chrysler Auto Trust,
                  Series 2002-B, Class A4
                  3.53%, 12/06/07                                     3,796,886
      3,485,000   Volkswagen Auto Loan
                  Enhanced Trust,
                  Series 2003-1, Class A3
                  1.49%, 5/21/07                                      3,457,944
                                                                ---------------
                                                                     11,219,893
                                                                ---------------
                  Total Asset-Backed Securities
                  (Cost $21,237,426)                                 21,538,102
                                                                ---------------

                  COMMERCIAL MORTGAGE-BACKED SECURITIES--3.9%
                  Financial Services--3.9%
      2,779,000   Banc of America Commercial Mortgage, Inc.
                  Series 2004-4, Class A3
                  4.128%, 7/10/42                                     2,792,964
      1,785,976   Bear Stearns Commercial
                  Mortgage Securities, Inc.,
                  Series 1999-WF2,
                  Class A1
                  6.80%, 9/15/08                                      1,885,383
      3,443,000   Bear Stearns Commercial
                  Mortgage Securities, Inc.,
                  Series 2002-TOP6, Class A2
                  6.46%, 10/15/36                                     3,868,970

See previously submitted Notes to Financial Statements for the semi-annual period ended June 30, 2004.

--------------------------------------------------------------------------------

                     BNY HAMILTON INTERMEDIATE INVESTMENT GRADE FUND Schedule of Investments (Continued)

                     September 30, 2004 (Unaudited)

--------------------------------------------------------------------------------

    PRINCIPAL
      AMOUNT                                                         VALUE
      ------                                                         -----
                  COMMERCIAL MORTGAGE-BACKED SECURITIES (CONTINUED)
$     2,644,000   Bear Stearns Commercial
                  Mortgage Securities, Inc.,
                  Series 2003-T10, Class A2
                  4.74%, 3/13/40                                $     2,670,896
      2,325,000   GE Capital Commercial
                  Mortgage Corp.
                  Series 2003-C1, Class A2
                  4.093%, 1/10/38                                     2,339,131
      4,330,000   Morgan Stanley Dean Witter
                  Capital I,
                  Series 2001-TOP1, Class A4
                  6.66%, 2/15/33                                      4,869,793
                                                                ---------------
                  Total Commercial Mortgage-Backed Securities
                  (Cost $17,409,735)                                 18,427,137
                                                                ---------------

                  FOREIGN GOBERNMENT AGENCIES
                  & OBLIGATIONS-0.4%
       2,019,00   United Mexican States (Mexico)
                  6.375%, 1/16/13
                  (Cost $2,053,964)                                   2,126,007
                                                                ---------------

      NUMBER OF
         SHARES
         ------

                  WARRANTS--0.0%
                  Telecommunications--0.0%
          1,391   Abovenet, Inc.
                  (Cost $0)                                                   -
                                                                ---------------

                  MONEY MARKET FUND--2.8%
     13,146,281   BNY Hamilton Money Market Fund
                  (Hamilton Shares), 1.49% (b)
                  (Cost $13,146,281)                                 13,146,281
                                                                ---------------

                  Total Investments
                  (Cost $471,967,392) (c)--99.9%                    475,085,822
                  Other assets less liabilities--0.1%                   508,641
                                                                ---------------
                  Net Assets--100.0%                            $   475,594,463
                                                                ===============

See previously submitted Notes to Financial Statements for the semi-annual period ended June 30, 2004.

--------------------------------------------------------------------------------

                     BNY HAMILTON INTERMEDIATE INVESTMENT GRADE FUND Schedule of Investments (Continued)

                     September 30, 2004 (Unaudited)

--------------------------------------------------------------------------------

(a)     Issue is currently in default.
(b)     Represents annualized 7 day yield at September 30, 2004.
(c) The cost stated also approximates the aggregate cost for Federal income tax purposes. At September 30, 2004, net unrealized appreciation was $3,118,430 based on cost for Federal income tax purposes. This consist of aggregate gross unrealized appreciation of $7,125,662 and aggregate gross unrealized depreciation of $4,007,232.

See previously submitted Notes to Financial Statements for the semi-annual period ended June 30, 2004.

-------------------------------------------------------------------------------

                     BNY HAMILTON HIGH YIELD FUND
                     Schedule of Investments

                     September 30, 2004 (Unaudited)

-------------------------------------------------------------------------------

    PRINCIPAL
      AMOUNT                                                         VALUE
      ------                                                         -----
                  CORPORATE BONDS--95.6%
                  Advertising and Marketing Services--1.2%
$        30,000   Lamar Media Corp.
                  7.25%, 1/01/13                                $        32,400
        725,000   R.H. Donnelley Finance Corp.
                  8.875%, 12/15/10                                      822,875
        563,000   R.H. Donnelley Finance Corp.*
                  10.875%, 12/15/12                                     685,453
        240,000   R.H. Donnelley Finance Corp.
                  10.875%, 12/15/12                                     292,200
                                                                ---------------
                                                                      1,832,928
                                                                ---------------
                  Aerospace & Defense--0.6%
        740,000   L-3 Communications Corp.
                  7.625%, 6/15/12                                       817,700
        115,000   L-3 Communications Corp.
                  Series B
                  8.00%, 8/01/08                                        119,025
                                                                ---------------
                                                                        936,725
                                                                ---------------
                  Aluminum, Steel and Other Metals--0.1%
        140,000   Century Aluminum Co.*
                  7.50%, 8/15/14                                        148,050
                                                                ---------------

                  Agricultural--0.5%
        295,000   Gold Kist, Inc. *
                  10.25%, 3/15/14                                       328,925
        340,000   Seminis, Inc.
                  10.25%, 10/01/13                                      380,800
                                                                ---------------
                                                                        709,725
                                                                ---------------
                  Automotive--1.1%
        890,000   AutoNation, Inc.
                  9.00%, 8/01/08                                      1,027,949
        160,000   Group 1 Automotive, Inc.
                  8.25%, 8/15/13                                        169,600
        105,000   Navistar International Corp.
                  7.50%, 6/15/11                                        112,613
        250,000   Sonic Automotive, Inc.
                  Series B
                  8.625%, 8/15/13                                       265,625
         85,000   United Auto Group, Inc.
                  9.625%, 3/15/12                                        94,138

See previously submitted Notes to Financial Statements for the semi-annual period ended June 30, 2004.

-------------------------------------------------------------------------------

                     BNY HAMILTON HIGH YIELD FUND
                     Schedule of Investments (Continued)

                     September 30, 2004 (Unaudited)

-------------------------------------------------------------------------------

    PRINCIPAL
      AMOUNT                                                         VALUE
      ------                                                         -----
                  CORPORATE BONDS (CONTINUED)
$        15,000   Universal Compression, Inc.
                  7.25%, 5/15/10                                $        15,975
                                                                ---------------
                                                                      1,685,900
                                                                ---------------
                  Beverages--Food and Tobacco--2.7%
        550,000   Constellation Brands, Inc. Series B
                  8.125%, 1/15/12                                       606,375
        265,000   Constellation Brands, Inc.
                  Series B
                  8.625%, 8/01/06                                       287,525
        725,000   Dean Foods, Co.
                  8.15%, 8/01/07                                        792,063
        535,000   Del Monte Corp.
                  8.625%, 12/15/12                                      597,863
        230,000   Pinnacle Foods Holding Corp.*
                  8.25%, 12/01/13                                       217,925
        740,000   Smithfield Foods, Inc.
                  Series B
                  8.00%, 10/15/09                                       819,549
        255,000   Smithfield Foods, Inc.
                  Series B
                  7.75%, 5/15/13                                        277,950
        328,000   United Agri Products*
                  8.25%, 12/15/11                                       355,880
                                                                ---------------
                                                                      3,955,130
                                                                ---------------
                  Biotechnology--0.0%
         35,000   Bio-Rad Laboratories, Inc.
                  7.50%, 8/15/13                                         37,800
                                                                ---------------

                  Building and Building Products--1.3%
        160,000   Ainsworth Lumber Co. Ltd.*
                  5.668%, 10/01/10                                      162,400
        160,000   Ainsworth Lumber Co. Ltd.*
                  7.25%, 10/01/12                                       162,400
        355,000   American Standard, Inc.
                  7.375%, 2/01/08                                       389,613
        185,000   Building Materials Corp. of America*
                  7.75%, 8/01/14                                        184,075
        350,000   Nortek Holdings, Inc.*
                  8.50%, 9/01/14                                        368,375
        115,000   Ply Gem Industries, Inc.*
                  9.00%, 2/15/12                                        115,288
        300,000   Ryland Group, Inc.
                  9.75%, 9/01/10                                        334,125

See previously submitted Notes to Financial Statements for the semi-annual period ended June 30, 2004.

-------------------------------------------------------------------------------

                     BNY HAMILTON HIGH YIELD FUND
                     Schedule of Investments (Continued)

                     September 30, 2004 (Unaudited)

-------------------------------------------------------------------------------

    PRINCIPAL
      AMOUNT                                                         VALUE
      ------                                                         -----
                  CORPORATE BONDS (CONTINUED)
$       205,000   US Concrete, Inc.
                  8.375%,4/01/14                                $       215,250
                                                                ---------------
                                                                      1,931,526
                                                                ---------------
                  Business Equipment and Services--0.7%
        955,000   Xerox Corp.
                  9.75%, 1/15/09                                      1,117,350
                                                                ---------------

                  Chemicals--2.5%
        145,000   Acetex Corp.
                  10.875%, 8/01/09                                      160,225
        110,000   Airgas, Inc.
                  6.25%, 7/15/14                                        110,550
        105,000   Arco Chemical Co.
                  10.25%, 11/01/10                                      116,550
        765,000   FMC Corp.
                  10.25%, 11/01/09                                      896,963
        420,000   Huntsman LLC
                  11.625%, 10/15/10                                     488,250
        285,000   Lyondell Chemical Co.
                  11.125%, 7/15/12                                      332,025
        555,000   Lyondell Chemical Co.
                  10.50%, 6/01/13                                       643,800
        300,000   MacDermid, Inc.
                  9.125%, 7/15/11                                       336,000
        525,000   Nalco Co.
                  7.75%, 11/15/11                                       559,125
                                                                ---------------
                                                                      3,643,488
                                                                ---------------
                  Coal--1.0%
         75,000   Foundation PA Coal Co.*
                  7.25%, 8/01/14                                         80,063
        210,000   Luscar Coal Ltd. (Canada)
                  9.75%, 10/15/11                                       239,400
        320,000   Massey Energy Co.
                  6.625%, 11/15/10                                      335,200
        660,000   Peabody Energy Corp.
                  5.875%, 4/15/16                                       655,050

See previously submitted Notes to Financial Statements for the semi-annual period ended June 30, 2004.

-------------------------------------------------------------------------------

                     BNY HAMILTON HIGH YIELD FUND
                     Schedule of Investments (Continued)

                     September 30, 2004 (Unaudited)

-------------------------------------------------------------------------------

    PRINCIPAL
      AMOUNT                                                         VALUE
      ------                                                         -----
                  CORPORATE BONDS (CONTINUED)
$       175,000   Peabody Energy Corp.
                  Series B
                  6.875%, 3/15/13                               $       189,875
                                                                ---------------
                                                                      1,499,588
                                                                ---------------
                  Communications, Media and
                  Entertainment--10.9%
        595,000   Alliance Atlantis Communications, Inc.
                   (Canada)
                  13.00%, 12/15/09                                      646,319
        445,000   Capitol Records, Inc.*
                  8.375%, 8/15/09                                       496,677
        305,000   Charter Communications Operating
                  LLC*
                  8.375%, 4/30/14                                       304,619
        170,000   Consolidated Communication Holdings*
                  9.75%, 4/01/12                                        175,100
        550,000   Corus Entertainment, Inc. (Canada)
                  8.75%, 3/01/12                                        609,813
        400,000   CSC Holdings, Inc.
                  7.25%, 7/15/08                                        418,000
        430,000   CSC Holdings, Inc.
                  10.50%, 5/15/16                                       490,200
         55,000   CSC Holdings, Inc.
                  Series B
                  8.125%, 7/15/09                                        58,713
      2,490,000   Directv Holdings/Finance
                  8.375%, 3/15/13                                     2,844,824
        950,000   EchoStar DBS Corp.
                  5.75%, 10/01/08                                       959,499
        535,000   EchoStar DBS Corp.
                  9.125%, 1/15/09                                       597,863
      1,420,000   EchoStar DBS Corp.
                  6.375%, 10/01/11                                    1,444,849
        600,000   Echostar DBS Corp.*
                  6.625%, 10/01/14                                      599,250
        335,000   Emmis Operating Co.
                  6.875%, 5/15/12                                       349,238
        125,000   Entravision Communications Corp.
                  8.125%, 3/15/09                                       133,438
        200,000   Gray Television, Inc.
                  9.25%, 12/15/11                                       225,500
      1,025,000   Kabel Deutschland GmbH (Germany)*
                  10.625%, 7/01/14                                    1,122,374
        260,000   Medianews Group, Inc.
                  6.875%, 10/01/13                                      269,750
        720,000   PanAmSat Corp.*
                  9.00%, 8/15/14                                        752,400

See previously submitted Notes to Financial Statements for the semi-annual period ended June 30, 2004.

-------------------------------------------------------------------------------

                     BNY HAMILTON HIGH YIELD FUND
                     Schedule of Investments (Continued)

                     September 30, 2004 (Unaudited)

-------------------------------------------------------------------------------

    PRINCIPAL
      AMOUNT                                                         VALUE
      ------                                                         -----
                  CORPORATE BONDS (CONTINUED)
$       600,000   Radio One, Inc.
                  Series B
                  8.875%, 7/01/11                               $       664,500
        655,000   Rogers Cable, Inc.
                  (Canada)
                  7.875%, 5/01/12                                       715,588
        860,000   Shaw Communications, Inc.
                  (Canada)
                  8.25%, 4/11/10                                        976,099
        300,000   Shaw Communications, Inc.
                  (Canada)
                  7.25%, 4/06/11                                        327,750
        195,000   Shaw Communications, Inc.
                  (Canada)
                  7.20%, 12/15/11                                       213,038
        515,000   Sinclair Broadcast Group, Inc.
                  8.75%, 12/15/11                                       561,350
        116,000   Susquehanna Media Co.
                  7.375%, 4/15/13                                       122,380
        230,000   Warner Music Group*
                  7.375%, 4/15/14                                       239,200
                                                                ---------------
                                                                     16,318,331
                                                                ---------------
                  Computer Hardware--0.4%
        605,000   Seagate Technology Holdings
                  (Cayman Islands)
                  8.00%, 5/15/09                                        647,350
                                                                ---------------
                  Computer Services--0.6%
        875,000   Unisys Corp.
                  6.875%, 3/15/10                                       916,563
                                                                ---------------
                  Computers--Software and
                  Peripherals--0.2%
        330,000   UGS Corp.*
                  10.00%, 6/01/12                                       361,350
                                                                ---------------
                  Consumer Goods and Services--1.6%
      1,537,000   Service Corp. International
                  7.70%, 4/15/09                                      1,663,802
        480,000   Stewart Enterprises, Inc.
                  10.75%, 7/01/08                                       532,800
         95,000   The Scotts Co.
                  6.625%, 11/15/13                                      100,344
                                                                ---------------
                                                                      2,296,946
                                                                ---------------

See previously submitted Notes to Financial Statements for the semi-annual period ended June 30, 2004.

-------------------------------------------------------------------------------

                     BNY HAMILTON HIGH YIELD FUND
                     Schedule of Investments (Continued)

                     September 30, 2004 (Unaudited)

-------------------------------------------------------------------------------

    PRINCIPAL
      AMOUNT                                                         VALUE
      ------                                                         -----
                  CORPORATE BONDS (CONTINUED)
                  Containers--4.3%
$       525,000   Ball Corp.
                  7.75%, 8/01/06                                $       560,438
        229,000   Ball Corp.
                  6.875%, 12/15/12                                      245,030
        390,000   Berry Plastics Corp.
                  10.75%, 7/15/12                                       442,650
        375,000   Crown Cork & Seal Co., Inc.
                  8.00%, 4/15/23                                        350,625
        705,000   Crown Euro Holdings SA (France)
                  9.50%, 3/01/11                                        789,600
        260,000   Crown Euro Holdings SA (France)
                  10.875%, 3/01/13                                      303,550
        320,000   Graphic Packaging International Corp.
                  9.50%, 8/15/13                                        367,200
        200,000   Jefferson Smurfit Corp.
                  7.50%, 6/01/13                                        212,000
        290,000   Owens-Brockway Glass Containers, Inc.
                  7.75%, 5/15/11                                        310,300
        125,000   Owens-Brockway Glass Containers, Inc.
                  8.75%, 11/15/12                                       139,375
        300,000   Owens-Brockway Glass Containers, Inc.
                  8.875%, 2/15/09                                       327,750
        410,000   Silgan Holdings, Inc.
                  6.75%, 11/15/13                                       420,250
        710,000   Smurfit-Stone Container
                  8.25%, 10/01/12                                       786,325
        890,000   Stone Container Corp.
                  9.25%, 2/01/08                                        994,574
        115,000   Stone Container Corp.
                  8.375%, 7/01/12                                       127,363
                                                                ---------------
                                                                      6,377,030
                                                                ---------------
                  Diversified Financial Services--1.0%
        192,548   AES Ironwood LLC
                  8.857%, 11/30/25                                      214,691
        100,000   AES Red Oak LLC
                  9.20%, 11/30/29                                       112,500
        190,000   Borden Chemical, Inc.*
                  9.00%, 7/15/14                                        200,450
        846,104   Hollinger Participation Trust*
                  12.125%, 11/15/10                                     970,904
                                                                ---------------
                                                                      1,498,545
                                                                ---------------

See previously submitted Notes to Financial Statements for the semi-annual period ended June 30, 2004.

--------------------------------------------------------------------------------

                     BNY HAMILTON HIGH YIELD FUND
                     Schedule of Investments (Continued)

                     September 30, 2004 (Unaudited)

--------------------------------------------------------------------------------

    PRINCIPAL
      AMOUNT                                                         VALUE
      ------                                                         -----
                  CORPORATE BONDS (CONTINUED)
                  Electronic Equipment and Components--2.6%
$       255,000   Celestica, Inc.
                  7.875%, 7/01/11                               $       265,838
        691,000   Fairchild Semiconductor
                  International Ltd.
                  10.50%, 2/01/09                                       742,825
        265,000   Fimep SA (France)*
                  10.50%, 2/15/13                                       311,375
        265,000   Freescale Semiconductor, Inc.*
                  4.38%, 7/15/09                                        272,950
        150,000   Freescale Semiconductor, Inc.*
                  6.875%, 7/15/11                                       156,750
         95,000   Freescale Semiconductor, Inc.*
                  7.125%, 7/15/14                                        99,275
        530,000   General Cable Corp.
                  9.50%, 11/15/10                                       590,950
        175,000   Legrand SA (France)
                  8.50%, 2/15/25                                        201,250
      1,055,000   Sanmina-SCI Corp.
                  10.375%, 1/15/10                                    1,211,931
                                                                ---------------
                                                                      3,853,144
                                                                ---------------
                  Financial Services--0.4%
        410,000   Arch Western Finance*
                  6.75%, 7/01/13                                        442,800
        105,000   Couche-Tard US LP
                  7.50%, 12/15/13                                       112,350
                                                                ---------------
                                                                        555,150
                                                                ---------------
                  Forest and Paper Products--2.8%
        130,000   Appleton Papers, Inc.*
                  8.125%, 6/15/11                                       134,550
        160,000   Appleton Papers, Inc.*
                  9.75%, 6/15/14                                        165,600
        640,000   Cascades, Inc. (Canada)
                  7.25%, 2/15/13                                        673,600
      1,245,000   Georgia-Pacific Corp.
                  7.375%, 7/15/08                                     1,363,275
        270,000   Georgia-Pacific Corp.
                  8.875%, 2/01/10                                       317,250
        250,000   Georgia-Pacific Corp.
                  9.50%, 12/01/11                                       310,625
        800,000   Georgia-Pacific Corp.
                  8.875%, 5/15/31                                       974,000

See previously submitted Notes to Financial Statements for the semi-annual period ended June 30, 2004.

--------------------------------------------------------------------------------

                     BNY HAMILTON HIGH YIELD FUND
                     Schedule of Investments (Continued)

                     September 30, 2004 (Unaudited)

--------------------------------------------------------------------------------

    PRINCIPAL
      AMOUNT                                                         VALUE
      ------                                                         -----
                  CORPORATE BONDS (CONTINUED)
 $      260,000   Millar Western Forest
                  7.75%, 11/15/13                               $       274,300
                                                                ---------------
                                                                      4,213,200
                                                                ---------------
                  Health Care Products and Services--4.8%
        380,000   Coventry Health Care, Inc.
                  8.125%, 2/15/12                                       423,700
        356,676   Dade Behring, Inc.
                  11.91%, 10/03/10                                      407,502
        165,000   HCA, Inc.
                  8.75%, 9/01/10                                        193,639
        900,000   HCA, Inc.
                  7.875%, 2/01/11                                     1,019,109
        180,000   HCA, Inc.
                  6.95%, 5/01/12                                        194,645
        300,000   HCA, Inc.
                  6.30%, 10/01/12                                       311,518
        150,000   HCA, Inc.
                  6.25%, 2/15/13                                        154,860
        675,000   HCA, Inc.
                  7.50%, 11/15/95                                       654,429
        390,000   IASIS Healthcare Corp.*
                  8.75%, 6/15/14                                        410,475
        178,000   Kinetic Concepts, Inc.
                  7.375%, 5/15/13                                       187,790
        265,000   Mariner Health Care, Inc.*
                  8.25%, 12/15/13                                       286,200
      1,144,000   PacifiCare Health Systems, Inc.
                  10.75%, 6/01/09                                     1,324,180
        470,000   Select Medical Corp.
                  7.50%, 8/01/13                                        495,850
        605,000   Triad Hospitals, Inc.
                  7.00%, 5/15/12                                        635,250
        260,000   Triad Hospitals, Inc.
                  7.00%, 11/15/13                                       265,850
        260,000   Universal Hospital Services, Inc.
                  10.125%, 11/01/11                                     265,200
                                                                ---------------
                                                                      7,230,197
                                                                ---------------
                  Home Builders--0.7%
        235,000   KB Home
                  5.75%, 2/01/14                                        235,000
                  125,000 K. Hovnanian Enterprises
                  6.375%, 12/15/14
                                                                        127,188

See previously submitted Notes to Financial Statements for the semi-annual period ended June 30, 2004.

--------------------------------------------------------------------------------

                     BNY HAMILTON HIGH YIELD FUND
                     Schedule of Investments (Continued)

                     September 30, 2004 (Unaudited)

--------------------------------------------------------------------------------

    PRINCIPAL
      AMOUNT                                                         VALUE
      ------                                                         -----
                  CORPORATE BONDS (CONTINUED)
$       255,000   Meritage Corp.
                  9.75%, 6/01/11                                $       287,513
        300,000   Standard Pacific Corp.
                  6.50%, 10/01/08                                       315,000
        100,000   Standard Pacific Corp.
                  6.875%, 5/15/11                                       105,500
                                                                ---------------
                                                                      1,070,201
                                                                ---------------
                  Hotels and Gaming--8.3%
        960,000   Ameristar Casinos, Inc.
                  10.75%, 2/15/09                                     1,094,399
      1,425,000   Argosy Gaming Co.
                  9.00%, 9/01/11                                      1,606,687
        700,000   Boyd Gaming Corp.
                  6.75%, 4/15/14                                        715,750
        210,000   Choctaw Resort Development
                  Enterprise
                  9.25%, 4/01/09                                        225,225
        325,000   Chumash Casino & Resort*
                  9.00%, 7/15/10                                        362,375
        620,000   Hilton Hotels Corp.
                  8.25%, 2/15/11                                        735,475
        160,000   Intrawest Corp.*
                  7.50%, 10/15/13                                       166,600
        890,000   Isle of Capri Casinos
                  9.00%, 3/15/12                                        992,350
        580,000   Mandalay Resort Group
                  6.50%, 7/31/09                                        604,650
        915,000   Mandalay Resort Group
                  Series B
                  10.25%, 8/01/07                                     1,043,100
        570,000   MGM Mirage, Inc.
                  9.75%, 6/01/07                                        636,263
        120,000   MGM Mirage, Inc.
                  6.00%, 10/01/09                                       122,250
      1,340,000   MGM Mirage, Inc.
                  8.50%, 9/15/10                                      1,529,274
        230,000   Park Place Entertainment
                  7.50%, 9/01/09                                        260,475
         80,000   Penn National Gaming, Inc.
                  Series B
                  11.125%, 3/01/08                                       86,800
        425,000   Penn National Gaming, Inc.
                  8.875%, 3/15/10                                       468,031

See previously submitted Notes to Financial Statements for the semi-annual period ended June 30, 2004.

--------------------------------------------------------------------------------

                     BNY HAMILTON HIGH YIELD FUND
                     Schedule of Investments (Continued)

                     September 30, 2004 (Unaudited)

--------------------------------------------------------------------------------

    PRINCIPAL
      AMOUNT                                                         VALUE
      ------                                                         -----
                  CORPORATE BONDS (CONTINUED)
$       285,000   Starwood Hotels & Resorts Worldwide, Inc.
                  6.75%, 11/15/05                               $      296,400
        425,000   Station Casinos
                  6.50%, 2/01/14                                       434,563
        675,000   Sun International Hotels
                  (Bahamas)
                  8.875%, 8/15/11                                      743,344
        195,000   Venetian Casino Resort LLC
                  11.00%, 6/15/10                                      226,688
                                                                --------------
                                                                    12,350,699
                                                                --------------
                  Household and Personal Care Products--0.2%
        260,000   Elizabeth Arden, Inc.
                  7.75%, 1/15/14                                       274,300
                                                                --------------
                  Insurance--1.0%
        345,000   Allmerica Financial Corp.
                  7.625%, 10/15/25                                     345,000
        180,000   Crum & Forster Holdings Corp.
                  10.375%, 6/15/13                                     193,050
        290,000   Fairfax Financial Holdings Ltd.
                  (Canada)
                  7.375%, 4/15/18                                      236,350
                  210,000 Fairfax Financial Holdings Ltd.
                  (Canada)
                  8.30%, 4/15/26                                       174,300
        245,000   Fairfax Financial Holdings Ltd.
                  (Canada)
                  7.75%, 7/15/37                                       191,100
        310,000   Markel Capital Trust I
                  Series B
                  8.71%, 1/01/46                                       337,732
                                                                --------------
                                                                     1,477,532
                                                                --------------
                  Internet Software & Services--0.2%
        225,000   Videotron Ltee
                  6.875%, 1/15/14                                      231,750
                                                                --------------
                  Leisure--0.1%
        195,000   K2 Corp.*
                  7.375%, 7/01/14                                      207,675
                                                                --------------

See previously submitted Notes to Financial Statements for the semi-annual period ended June 30, 2004.

--------------------------------------------------------------------------------

                     BNY HAMILTON HIGH YIELD FUND
                     Schedule of Investments (Continued)

                     September 30, 2004 (Unaudited)

--------------------------------------------------------------------------------

    PRINCIPAL
      AMOUNT                                                         VALUE
      ------                                                         -----
                  CORPORATE BONDS (CONTINUED)
                  Machinery and Engineering--0.4%
$       495,000   NMHG Holding Co.
                  10.00%, 5/15/09                               $      546,975
                                                                --------------
                  Manufacturing--0.7%
                  265,000 Koppers, Inc.
                  9.875%, 10/15/13                                     294,150
        275,000   Samsonite Corp.*
                  8.875%, 6/01/11                                      288,750
        385,000   SPX Corp.
                  6.25%, 6/15/11                                       377,300
         75,000   SPX Corp.
                  7.50%, 1/01/13                                        76,594
                                                                --------------
                                                                     1,036,794
                                                                --------------
                  Miscellaneous--2.0%
        185,000   Alderwoods Group, Inc.*
                  7.75%, 9/15/12                                       196,563
        470,000   Corrections Corp. of America
                  9.875%, 5/01/09                                      526,988
        745,000   Corrections Corp. of America
                  7.50%, 5/01/11                                       790,631
        315,000   Jostens IH Corp.*
                  7.625%, 10/01/12                                     318,150
      1,055,000   The Geo Group, Inc.
                  8.25%, 7/15/13                                     1,093,243
                                                                --------------
                                                                     2,925,575
                                                                --------------

                  Oil and Gas--13.0%
        420,000   AmeriGas Partners LP
                  Series B
                  8.875%, 5/20/11                                      465,150
        105,000   AmeriGas Partners LP
                  Series D
                  10.00%, 4/15/06                                      115,500
      1,415,000   Chesapeake Energy Corp.
                  9.00%, 8/15/12                                     1,623,712
        885,000   Chesapeake Energy Corp.
                  7.50%, 9/15/13                                       973,500

        125,000   Chesapeake Energy Corp.
                  7.50%, 6/15/14                                       137,188
         28,000   Chesapeake Energy Corp.
                  6.875%, 1/15/16                                       29,400
         20,000   CITGO Petroleum Corp.
                  7.875%, 5/15/06                                       21,100
      1,040,000   CITGO Petroleum Corp.
                  11.375%, 2/01/11                                   1,229,799

See previously submitted Notes to Financial Statements for the semi-annual period ended June 30, 2004.

--------------------------------------------------------------------------------

                     BNY HAMILTON HIGH YIELD FUND
                     Schedule of Investments (Continued)

                     September 30, 2004 (Unaudited)

--------------------------------------------------------------------------------

    PRINCIPAL
      AMOUNT                                                         VALUE
      ------                                                         -----
                  CORPORATE BONDS (CONTINUED)
$       670,000   Dynegy Holdings, Inc.*
                  10.125%, 7/15/13                              $       773,850
        110,000   Encore Acquisition Co.
                  8.375%, 6/15/12                                       123,200
        165,000   Encore Acquisition Co.
                  6.25%, 4/15/14                                        165,825
      2,065,000   Enterprise Products Operating LP*
                  5.60%, 10/15/14                                     2,084,659
         60,000   Enterprise Products Operating LP*
                  6.65%, 10/15/34                                        60,349
        225,000   Evergreen Resources, Inc.
                  5.875%, 3/15/12                                       232,875
        645,000   EXCO Resources, Inc.
                  7.25%, 1/15/11                                        686,925
        130,000   Ferrellgas Partners LP
                  8.75%, 6/15/12                                        143,650
        670,000   Ferrellgas Partners LP
                  6.75%, 5/01/14                                        686,750
        560,000   Forest Oil Corp.
                  8.00%, 6/15/08                                        621,600
        315,000   Forest Oil Corp.
                  8.00%, 12/15/11                                       355,163
        190,000   Forest Oil Corp.*
                  8.00%, 12/15/11                                       214,225
         80,000   Frontier Oil Corp.*
                  6.625%, 10/01/11                                       81,400
        570,000   GulfTerra Energy Partners LP
                  Series B
                  8.50%, 6/01/10                                        666,188
        141,000   GulfTerra Energy Partners LP
                  Series B
                  8.50%, 6/01/11                                        159,154
        444,000   GulfTerra Energy Partners LP
                  10.625%, 12/01/12                                     559,440
         15,000   Hanover Compressor Co.
                  8.625%, 12/15/10                                       16,350
        175,000   Hanover Compressor Co.
                  9.00%, 6/01/14                                        192,938
         20,000   Hanover Equipment Trust 2001
                  Series A
                  8.50%, 9/01/08                                         21,600
        380,000   Hanover Equipment Trust II 2001
                  Series B
                  8.75%, 9/01/11                                        417,050
        445,000   Premcor Refining Group
                  9.25%, 2/01/10                                        507,300
        945,000   Premcor Refining Group
                  6.75%, 2/01/11                                      1,011,150

See previously submitted Notes to Financial Statements for the semi-annual period ended June 30, 2004.

--------------------------------------------------------------------------------

                     BNY HAMILTON HIGH YIELD FUND
                     Schedule of Investments (Continued)

                     September 30, 2004 (Unaudited)

--------------------------------------------------------------------------------

    PRINCIPAL
      AMOUNT                                                         VALUE
      ------                                                         -----
                  CORPORATE BONDS (CONTINUED)
$       225,000   Premcor Refining Group
                  6.125%, 5/01/11                               $      234,000
        370,000   Premcor Refining Group
                  7.75%, 2/01/12                                       405,150
         36,000   Premcor Refining Group
                  9.50%, 2/01/13                                        42,570
        235,000   Swift Energy Co.
                  7.625%, 7/15/11                                      252,625
        310,000   Swift Energy Co.
                  9.375%, 5/01/12                                      348,750
        260,000   TransMontaigne, Inc.
                  9.125%, 6/01/10                                      293,150
        460,000   Western Oil Sands, Inc.
                  (Canada)
                  8.375%, 5/01/12                                      532,450
      1,200,000   Williams Cos., Inc.
                  7.125%, 9/01/11                                    1,322,999
        595,000   Williams Cos., Inc.
                  8.125%, 3/15/12                                      688,713
        474,000   Williams Cos., Inc.
                  8.75%, 3/15/32                                       532,065
        285,000   XTO Energy, Inc.*
                  5.00%, 1/31/15                                       283,764
                                                                --------------
                                                                    19,313,226
                                                                --------------
                  Publishing--2.4%
        775,000   CanWest Media, Inc.
                  Series B (Canada)
                  7.625%, 4/15/13                                      837,000
        705,000   Dex Media West LLC
                  9.875%, 11/15/09                                     814,275
        475,000   Dex Media West LLC
                  Series B
                  8.50%, 8/15/10                                       541,500
        340,000   Dex Media West LLC
                  Series B
                  9.875%, 8/15/13                                      401,200
        430,000   Morris Publishing Co.
                  7.00%, 8/01/13                                       434,838
         20,000   Quebecor Media, Inc. (Canada)
                  11.125%, 7/15/11                                      23,200
        560,000   Reader's Digest Association, Inc.
                  6.50%, 3/01/11                                       579,600
                                                                --------------
                                                                     3,631,613
                                                                --------------

See previously submitted Notes to Financial Statements for the semi-annual period ended June 30, 2004.

--------------------------------------------------------------------------------

                     BNY HAMILTON HIGH YIELD FUND
                     Schedule of Investments (Continued)

                     September 30, 2004 (Unaudited)

--------------------------------------------------------------------------------

    PRINCIPAL
      AMOUNT                                                         VALUE
      ------                                                         -----
                  CORPORATE BONDS (CONTINUED)
                  Real Estate--1.4%
  $     173,000   CB Richard Ellis Service
                  9.75%, 5/15/10                                $      196,788
        225,000   CB Richard Ellis Service
                  11.25%, 6/15/11                                      263,813
        830,000   LNR Property Corp.
                  7.625%, 7/15/13                                      912,999
        665,000   LNR Property Corp.
                  Series A
                  7.25%, 10/15/13                                      728,175
                                                                --------------
                                                                     2,101,775
                                                                --------------
                  Real Estate Investment Trusts--2.7%
        280,000   Health Care REIT, Inc.
                  6.00%, 11/15/13                                      287,888
        600,000   Host Marriott LP
                  Series G
                  9.25%, 10/01/07                                      675,000
        570,000   Host Marriott LP
                  7.125%, 11/01/13                                     601,350
        985,000   Istar Financial, Inc.
                  8.75%, 8/15/08                                     1,134,064
        660,000   Istar Financial, Inc.
                  6.00%, 12/15/10                                      690,013
        220,000   Istar Financial, Inc.
                  Series B
                  5.125%, 4/01/11                                      220,618
        200,000   Istar Financial, Inc.
                  6.50%, 12/15/13                                      211,298
        160,000   Omega Healthcare Investors, Inc.*
                  7.00%, 4/01/14                                       163,200
                                                                --------------
                                                                     3,983,431
                                                                --------------
                  Retail--Apparel and Shoes--0.9%
      1,150,000   The Gap, Inc.
                  10.30%, 12/15/08                                   1,414,500
                                                                --------------
                  Retail--Food Stores--0.3%
         70,000   Chiquita Brands International, Inc.*
                  7.50%, 11/01/14                                       70,350
        185,000   Stater Brothers Holdings, Inc.*
                  5.38%, 6/15/10                                       188,700

See previously submitted Notes to Financial Statements for the semi-annual period ended June 30, 2004.

--------------------------------------------------------------------------------

                     BNY HAMILTON HIGH YIELD FUND
                     Schedule of Investments (Continued)

                     September 30, 2004 (Unaudited)

--------------------------------------------------------------------------------

    PRINCIPAL
      AMOUNT                                                         VALUE
      ------                                                         -----
                  CORPORATE BONDS (CONTINUED)
$       145,000   Stater Brothers
                  Holdings, Inc.*
                  8.125%, 6/15/12                               $      152,613
                                                                --------------
                                                                       411,663
                                                                --------------
                  Retail--Specialty Stores--2.2%
        545,000   Office Depot, Inc.
                  10.00%, 7/15/08                                      643,100
        290,000   PETCO Animal Supplies, Inc.
                  10.75%, 11/01/11                                     337,850
        395,000   Rent-A-Center, Inc.
                  Series B
                  7.50%, 5/01/10                                       410,800
        150,000   Rite Aid Corp.
                  8.125%, 5/01/10                                      158,250
        765,000   Rite Aid Corp.
                  9.50%, 2/15/11                                       845,324
        530,000   The Jean Coutu Group (PJC), Inc.*
                  7.625%, 8/01/12                                      541,925
         65,000   The Jean Coutu Group (PJC), Inc.*
                  8.50%, 8/01/14                                        64,838
        265,000   The Pantry, Inc.
                  7.75%, 2/15/14                                       270,300
                                                                --------------
                                                                     3,272,387
                                                                --------------
                  Telecommunications--6.2%
      1,057,000   Avaya, Inc.
                  11.125%, 4/01/09                                   1,223,477
        420,000   Corning, Inc.
                  5.90%, 3/15/14                                       412,619
        305,000   Corning, Inc.
                  6.20%, 3/15/16                                       301,154
        440,000   GCI, Inc.*
                  7.25%, 2/15/14                                       433,400
        645,000   Inmarsat Finance PLC (Great Britain)*
                  7.625%, 6/30/12                                      643,388
        580,000   Nextel Communications, Inc.
                  9.375%, 11/15/09                                     616,975
        640,000   Nextel Communications, Inc.
                  9.50%, 2/01/11                                       729,600
        315,000   Nextel Communications, Inc.
                  6.875%, 10/31/13                                     329,175
        555,000   Nextel Communications, Inc.
                  5.95%, 3/15/14                                       546,675
      1,330,000   Nextel Communications, Inc.
                  7.375%, 8/01/15                                    1,436,399
        330,000   NTL Cable PLC (Great Britain)*
                  8.75%, 4/15/14                                       358,875

See previously submitted Notes to Financial Statements for the semi-annual period ended June 30, 2004.

--------------------------------------------------------------------------------

                     BNY HAMILTON HIGH YIELD FUND
                     Schedule of Investments (Continued)

                     September 30, 2004 (Unaudited)

--------------------------------------------------------------------------------

    PRINCIPAL
      AMOUNT                                                         VALUE
      ------                                                         -----
                  CORPORATE BONDS (CONTINUED)
$       675,000   Qwest Corp.*
                  7.875%, 9/01/11                               $      703,688
        630,000   Qwest Corp.
                  7.50%, 6/15/23                                       576,450
         25,000   Qwest Corp.
                  7.20%, 11/10/26                                       21,938
        100,000   Rogers Cantel, Inc. (Canada)
                  9.75%, 6/01/16                                       112,125
        875,000   Rogers Wireless Communications, Inc.
                  (Canada) 6.375%, 3/01/14                              809,374
                                                                --------------
                                                                     9,255,312
                                                                --------------
                  Transportation--0.3%
        275,000   CHC Helicopter Corp. (Canada)
                  7.375%, 5/01/14                                      288,063
        150,000   Petroleum Helicopters
                  Series B
                  9.375%, 5/01/09                                      162,000
                                                                --------------
                                                                       450,063
                                                                --------------
                  Utilities--Gas and Electric--9.0%
      1,045,000   BRL Universal Equipment
                  8.875%, 2/15/08                                    1,118,150
        325,000   Edison Mission Energy
                  10.00%, 8/15/08                                      381,875
        250,000   Edison Mission Energy
                  7.73%, 6/15/09                                       263,750
        725,000   Edison Mission Energy
                  9.875%, 4/15/11                                      848,250
      1,450,000   FirstEnergy Corp.
                  Series B
                  6.45%, 11/15/11                                    1,584,033
        189,200   FPL Energy Wind Funding LLC*
                  6.876%, 6/27/17                                      189,200
        199,890   Homer City Funding LLC
                  8.734%, 10/01/26                                     224,876
         85,000   Kansas Gas & Electric
                  8.29%, 3/29/16                                        88,188
        200,000   Midwest Generation LLC
                  Series A
                  8.30%, 7/02/09                                       210,125
      1,025,000   Midwest Generation LLC
                  Series B
                  8.56%, 1/02/16                                     1,076,891

See previously submitted Notes to Financial Statements for the semi-annual period ended June 30, 2004.

--------------------------------------------------------------------------------

                     BNY HAMILTON HIGH YIELD FUND
                     Schedule of Investments (Continued)

                     September 30, 2004 (Unaudited)

--------------------------------------------------------------------------------

    PRINCIPAL
      AMOUNT                                                         VALUE
      ------                                                         -----
                  CORPORATE BONDS (CONTINUED)
$       140,000   Midwest Generation LLC
                  8.75%, 5/01/34                                $      153,300
        190,000   MSW Energy Holdings LLC
                  7.375%, 9/01/10                                      200,450
        310,000   MSW Energy Holdings LLC
                  8.50%, 9/01/10                                       341,000
        840,000   NRG Energy, Inc.*
                  8.00%, 12/15/13                                      904,050
        290,000   PSEG Energy Holdings LLC
                  7.75%, 4/16/07                                       311,025
      1,280,000   PSEG Energy Holdings LLC
                  8.625%, 2/15/08                                    1,417,599
        725,000   PSEG Energy Holdings LLC
                  10.00%, 10/01/09                                     860,938
        410,000   Reliant Resources, Inc.
                  9.25%, 7/15/10                                       442,288
        183,442   Salton SEA Funding
                  7.84%, 5/30/10                                       196,103
        475,000   Sithe Independence Funding Corp.
                  9.00%, 12/30/13                                      539,459
        490,000   The AES Corp.
                  9.375%, 9/15/10                                      554,313
      1,300,000   The AES Corp.*
                  8.75%, 5/15/13                                     1,472,249
                                                                --------------
                                                                    13,378,112
                                                                --------------
                  Waste Management--2.3%
        755,000   Allied Waste NA, Inc.
                  Series B
                  8.875%, 4/01/08                                      822,950
      1,795,000   Allied Waste NA, Inc.
                  Series B
                  8.50%, 12/01/08                                    1,956,550
        275,000   Allied Waste NA, Inc.
                  Series B
                  9.25%, 9/01/12                                       307,313
        360,000   Casella Waste Systems
                  9.75%, 2/01/13                                       394,200
                                                                --------------
                                                                     3,481,013
                                                                --------------
                  Total Corporate Bonds
                  (Cost $139,244,985)                              142,580,612
                                                                --------------

See previously submitted Notes to Financial Statements for the semi-annual period ended June 30, 2004.

--------------------------------------------------------------------------------

                     BNY HAMILTON HIGH YIELD FUND
                     Schedule of Investments (Continued)

                     September 30, 2004 (Unaudited)

--------------------------------------------------------------------------------

    PRINCIPAL
      AMOUNT                                                         VALUE
      ------                                                         -----
                  PREFERRED BONDS--0.4%
                  Business Equipment and Services--0.2%
$       375,000   Xerox Capital Trust I
                  8.00%, 2/01/27 371,250                        $       371,250
                                                                ---------------

                  Insurance--0.2%
        225,000   AFC Capital Trust I
                  Series B
                  8.207%, 2/03/27                                       225,000
                                                                ---------------
                  Total Preferred Bonds
                  (Cost $571,220)                                       596,250
                                                                ---------------
                  CONVERTIBLE  BONDS--0.3%
                  Electronic Equipment and Components--0.3%
        280,000   Fairchild Semiconductor
                  International Ltd.
                  5.00%, 11/01/08                                       278,950
        185,000   SCI Systems, Inc.
                  3.00%, 3/15/07                                        174,825

                                                                ---------------
                  Total Convertible Bonds
                  (Cost $454,882)                                       453,775
                                                                ---------------

                  MONEY MARKET FUND--3.8%
      5,618,476   BNY Hamilton Money Market Fund
                  (Hamilton Shares), 1.49% (a)
                  (Cost $5,618,476)                                  5,618,476
                                                                ---------------

                  Total Investments
                  (Cost $145,889,563) (b)--100.1%                   149,249,113
                  Liabilities in excess of
                  other assets--(0.1)%                                 (111,428)
                                                                ---------------
                  Net Assets--100.0%                            $   149,137,685
                                                                ===============

* Security exempt from registration under Rule 144A of the Securities Act of 1933.
(a)     Represents annualized 7 day yield at September 30, 2004.
(b) The cost stated also approximates the aggregate cost for Federal income tax purposes. At September 30, 2004, net unrealized appreciation was $3,359,550 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $3,795,638and aggregate gross unrealized depreciation of $436,088.

See previously submitted Notes to Financial Statements for the semi-annual period ended June 30, 2004.

--------------------------------------------------------------------------------

                     BNY HAMILTON U.S. BOND MARKET INDEX FUND
                     Schedule of Investments

                     September 30, 2004 (Unaudited)

--------------------------------------------------------------------------------

    PRINCIPAL
      AMOUNT                                                         VALUE
      ------                                                         -----
                  MORTGAGE-BACKED SECURITIES--33.9%
                  Federal Home Loan Mortgage Corp.--26.8%
$           185   Pool #502186
                  8.50%, 7/01/05                                $           188
          3,009   Gold Pool #E00162
                  7.00%, 10/01/07                                         3,127
          7,237   Gold Pool #E20195
                  7.50%, 9/01/10                                          7,696
            686   Gold Pool #G10573
                  7.50%, 9/01/11                                            730
         14,831   Gold Pool #E65603
                  7.00%, 10/01/11                                        15,730
         62,544   Gold Pool #E68391
                  7.00%, 12/01/12                                        66,339
         37,200   Gold Pool #C90017
                  6.50%, 4/01/13                                         39,388
        189,324   Gold Pool #E00635
                  6.50%, 3/01/14                                        200,543
         87,343   Gold Pool #E00720
                  6.00%, 7/01/14                                         91,710
         19,584   Pool #275438
                  7.50%, 8/01/16                                         21,017
         47,278   Pool #170215
                  8.00%, 2/01/17                                         51,743
         50,013   Gold Pool #C90188
                  7.00%, 10/01/17                                        53,275
          4,804   Pool #555217
                  8.50%, 10/01/18                                         5,307
      2,413,329   Gold Pool # B11591
                  5.00%, 1/01/19                                      2,456,253
         97,749   Gold Pool #D93193
                  6.50%, 3/01/19                                        103,085
      1,705,608   Gold Pool #B14806
                  4.50%, 5/01/19                                      1,701,123
         15,958   Gold Pool #C90349
                  8.00%, 7/01/20                                         17,361
        690,032   Gold Pool #C90562
                  6.00%, 7/01/22                                        718,610
         73,971   Pool #D51845
                  5.50%, 4/01/24                                         75,390
         11,401   Gold Pool #C80166
                  7.50%, 4/01/24                                         12,291
         82,341   Gold Pool #D54110
                  7.50%, 6/01/24                                         88,762
         44,241   Gold Pool #G00331
                  7.00%, 12/01/24                                        47,271
         23,870   Gold Pool #C00453
                  6.50%, 4/01/26                                         25,144
         12,988   Gold Pool #D76456
                  7.50%, 12/01/26                                        13,978
         9,318    Gold Pool #G00752
                  7.50%, 8/01/27                                         10,028

See previously submitted Notes to Financial Statements for the semi-annual period ended June 30, 2004.

--------------------------------------------------------------------------------

                     BNY HAMILTON U.S. BOND MARKET INDEX FUND
                     Schedule of Investments (Continued)

                     September 30, 2004 (Unaudited)

--------------------------------------------------------------------------------

    PRINCIPAL
      AMOUNT                                                         VALUE
      ------                                                         -----
                  MORTGAGE-BACKED SECURITIES (CONTINUED)
$       213,190   Gold Pool #C20273
                  6.00%, 6/01/28                                $       221,344
         10,346   Gold Pool #C00664
                  7.50%, 9/01/28                                         11,108
         25,188   Gold Pool #C00658
                  6.50%, 10/01/28                                        26,490
         53,473   Gold Pool #C19286
                  6.00%, 12/01/28                                        55,407
         25,917   Gold Pool #C20338
                  6.00%, 1/01/29                                         26,854
         97,349   Gold Pool #G01169
                  5.50%, 1/01/30                                         99,339
         44,206   Gold Pool #C01024
                  7.50%, 7/01/30                                         47,447
             73   Gold Pool #C44362
                  7.50%, 11/01/30                                            78
         75,096   Gold Pool #C61574
                  5.50%, 12/01/31                                        76,420
        183,165   Gold Pool #C62800
                  6.00%, 1/01/32                                        189,530
      1,411,400   Gold Pool #C69955
                  6.50%, 8/01/32                                      1,481,777
        682,660   Gold Pool #C70842
                  6.00%, 9/01/32                                        706,112
        576,319   Gold Pool #C76042
                  6.00%, 1/01/33                                        596,118
        480,290   Gold Pool #G01564
                  6.00%, 4/01/33                                        496,981
      6,031,934   Gold Pool #A15088
                  5.50%, 10/01/33                                     6,127,730
      1,250,000   Gold Pool TBA
                  5.50%, 10/15/33                                     1,266,798
      3,487,719   Gold Pool #A22300
                  5.00%, 5/01/34                                      3,457,577
      1,132,970   Gold Pool #A22363
                  5.00%, 5/01/34                                      1,123,179
      2,574,745   Gold Pool #G08014
                  5.00%, 10/15/34                                     2,547,792
                                                                ---------------
                                                                     24,384,170
                                                                ---------------
                  Federal National Mortgage Association--3.1%
         36,996   Pool #303851
                  7.00%, 4/01/11                                         39,270
         10,104   Pool #313895
                  6.50%, 12/01/12                                        10,714
         24,886   Pool #D93193
                  6.50%, 12/01/12                                        26,365
          6,797   Pool #50820
                  8.00%, 2/01/13                                          7,406

See previously submitted Notes to Financial Statements for the semi-annual period ended June 30, 2004.

--------------------------------------------------------------------------------

                     BNY HAMILTON U.S. BOND MARKET INDEX FUND
                     Schedule of Investments (Continued)

                     September 30, 2004 (Unaudited)

--------------------------------------------------------------------------------

    PRINCIPAL
      AMOUNT                                                         VALUE
      ------                                                         -----
                  MORTGAGE-BACKED SECURITIES (CONTINUED)
$       127,175   Pool #449294
                  5.50%, 2/01/14                                $       131,998
         67,229   Pool #190663
                  7.00%, 3/01/14                                         71,847
         91,681   Pool #598032
                  6.00%, 8/01/14                                         96,340
            535   Pool #527268
                  7.00%, 11/01/14                                           568
         77,786   Pool #535633
                  5.50%, 12/01/14                                        80,818
        112,843   Pool #535377
                  8.00%, 6/01/15                                        120,524
        124,767   Pool #553721
                  8.50%, 9/01/15                                        134,457
         18,170   Pool #350055
                  8.00%, 4/01/16                                         18,814
          2,933   Pool #6222
                  9.00%, 4/01/16                                          3,203
         15,220   Pool #408241
                  6.00%, 2/01/18                                         15,895
        121,639   Pool #254044
                  6.50%, 10/01/21                                       128,104
        118,178   Pool #254232
                  6.50%, 3/01/22                                        124,460
         42,390   Pool #50544
                  8.00%, 3/01/22                                         46,395
         16,009   Pool #50774
                  7.00%, 8/01/23                                         17,102
         21,888   Pool #406605
                  6.00%, 5/01/24                                         22,794
         20,729   Pool #326556
                  6.50%, 10/01/25                                        21,836
         68,961   Pool #406382
                  7.25%, 11/01/25                                        73,958
        122,702   Pool #335054
                  6.00%, 1/01/26                                        128,157
         10,756   Pool #313275
                  7.50%, 4/01/26                                         11,566
         72,643   Pool #545646
                  7.00%, 9/01/26                                         77,507
         17,687   Pool #421027
                  7.50%, 11/01/26                                        19,045
         39,017   Pool #251498
                  6.50%, 2/01/28                                         41,054
         66,656   Pool #494507
                  5.00%, 11/01/28                                        66,228
         31,284   Pool #252211
                  6.00%, 1/01/29                                         32,468
         28,700   Pool #252333
                  6.00%, 1/01/29                                         29,910

See previously submitted Notes to Financial Statements for the semi-annual period ended June 30, 2004.

--------------------------------------------------------------------------------

                     BNY HAMILTON U.S. BOND MARKET INDEX FUND
                     Schedule of Investments (Continued)

                     September 30, 2004 (Unaudited)

--------------------------------------------------------------------------------

    PRINCIPAL
      AMOUNT                                                         VALUE
      ------                                                         -----
                  MORTGAGE-BACKED SECURITIES (CONTINUED)
$        28,951   Pool #323824
                  8.00%, 5/01/29                                $        31,616
          4,829   Pool #253395
                  8.50%, 7/01/30                                          5,268
          5,594   Pool #190312
                  6.50%, 4/01/31                                          5,872
          9,220   Pool #589646
                  6.50%, 6/01/31                                          9,678
        193,338   Pool #661452
                  6.50%, 7/01/32                                        204,559
        754,961   Pool #789291
                  4.50%, 5/01/33                                        729,372
         93,532   Pool #756744
                  5.00%, 12/01/33                                        92,787
        155,006   Pool #757503
                  5.50%, 2/01/34                                        157,251
                                                                ---------------
                                                                      2,835,206
                                                                ---------------
                  Government National Mortgage
                  Association--4.0%
         40,323   Pool #359959
                  6.50%, 12/15/08                                        42,718
        125,514   Pool #421769
                  7.50%, 9/15/11                                        134,071
         95,802   Pool #490725
                  6.00%, 10/15/13                                       101,428
         30,801   Pool #469940
                  6.00%, 1/15/14                                         32,594
          8,099   Pool #434573
                  7.50%, 10/15/14                                         8,664
         97,906   Pool #569502
                  5.00%, 1/15/17                                        100,599
         76,979   Pool #569626
                  6.00%, 2/15/17                                         81,328
         17,015   Pool #203737
                  8.00%, 2/15/17                                         18,630
        488,844   Pool #591765
                  5.00%, 10/15/17                                       502,290
        606,539   Pool #596648
                  5.00%, 10/15/17                                       623,222
        124,501   Pool #604957
                  4.50%, 1/15/19                                        124,925
        148,050   Pool #582985
                  4.50%, 6/15/19                                        148,554
         84,320   Pool #780021
                  7.50%, 12/15/23                                        91,288
          5,733   Pool #2038
                  8.50%, 7/20/25                                          6,291
         30,433   Pool #430097
                  8.25%, 10/15/26                                        33,299

See previously submitted Notes to Financial Statements for the semi-annual period ended June 30, 2004.

--------------------------------------------------------------------------------

                     BNY HAMILTON U.S. BOND MARKET INDEX FUND
                     Schedule of Investments (Continued)

                     September 30, 2004 (Unaudited)

--------------------------------------------------------------------------------

    PRINCIPAL
      AMOUNT                                                         VALUE
      ------                                                         -----
                  MORTGAGE-BACKED SECURITIES (CONTINUED)
$        17,904   Pool #780585
                  8.25%, 6/15/27                                $        19,582
          6,865   Pool #412334
                  7.00%, 10/15/27                                         7,339
          8,651   Pool #2547
                  6.50%, 2/20/28                                          9,138
          2,557   Pool #464686
                  6.50%, 7/15/28                                          2,706
          8,468   Pool  #482878
                  7.00%, 12/15/28                                         9,043
        167,314   Pool #780958
                  6.00%, 1/15/29                                        173,998
         80,002   Pool #487634
                  6.50%, 8/15/29                                         84,613
          4,846   Pool #516531
                  8.00%, 5/15/30                                          5,291
            189   Pool #511772
                  8.00%, 11/15/30                                           206
          6,088   Pool #511023
                  6.50%, 2/15/31                                          6,431
            397   Pool #485393
                  7.00%, 4/15/31                                            424
         19,309   Pool #471763
                  6.50%, 5/15/31                                         20,396
         19,639   Pool #551101
                  6.00%, 11/15/31                                        20,405
        656,562   Pool #622630
                  5.50%, 11/15/33                                       669,327
        552,795   Pool #628058
                  5.50%, 12/15/33                                       563,543
                                                                ---------------
                                                                      3,642,343
                                                                ---------------
                  Total Mortgage-Backed Securities
                  (Cost $30,561,215)                                 30,861,719
                                                                ---------------

                  UNITED STATES GOVERNMENT AGENCIES &
                  OBLIGATIONS--34.3%

                  Federal Home Loan Bank--0.4%
        400,000   4.625%, 4/15/05                                       405,285
                                                                ---------------
                  Federal Home Loan Mortgage Corp.--9.1%
      1,075,000   2.75%, 8/15/06                                      1,074,417
      4,425,000   4.875%, 3/15/07                                     4,622,515
      1,400,000   5.75%, 4/15/08                                      1,511,986
        625,000   5.125%, 7/15/12                                       656,494
        350,000   6.25%, 7/15/32                                        394,716
                                                                ---------------
                                                                      8,260,128
                                                                ---------------

See previously submitted Notes to Financial Statements for the semi-annual period ended June 30, 2004.

--------------------------------------------------------------------------------

                     BNY HAMILTON U.S. BOND MARKET INDEX FUND
                     Schedule of Investments (Continued)

                     September 30, 2004 (Unaudited)

--------------------------------------------------------------------------------

    PRINCIPAL
      AMOUNT                                                         VALUE
      ------                                                         -----
                  UNITED STATES GOVERNMENT AGENCIES & OBLIGATIONS (CONTINUED)
                  Federal National Mortgage Association--2.3%
$        30,000   7.25%, 1/15/10                                $        34,790
      1,200,000   4.375%, 3/15/13                                     1,193,389
        650,000   5.125%, 1/02/14                                       662,140
        175,000   6.25%, 5/15/29                                        195,371
                                                                ---------------
                                                                      2,085,690
                                                                ---------------
                  Tennessee Valley Authority--0.2%
        165,000   6.15%, 1/15/38                                        178,847
                                                                ---------------
                  United States Treasury Bonds--4.8%
         25,000   7.25%, 5/15/16                                         31,471
        875,000   7.25%, 8/15/22                                      1,126,631
        800,000   7.625%, 2/15/25                                     1,081,125
      1,075,000   6.00%, 2/15/26                                      1,225,625
        825,000   5.25%, 2/15/29                                        858,870
         50,000   5.375%, 2/15/31                                        53,563
                                                                ---------------
                                                                      4,377,285
                                                                ---------------
                  United States Treasury Notes--17.5%
        535,000   5.75%, 11/15/05                                       555,648
        815,000   5.625%, 2/15/06                                       851,134
      3,290,000   4.625%, 5/15/06                                     3,403,734
         10,000   3.50%, 11/15/06                                        10,175
      1,000,000   2.25%, 2/15/07                                        989,339
        900,000   6.25%, 2/15/07                                        972,633
      2,950,000   2.75%, 8/15/07                                      2,941,932
        825,000   4.75%, 11/15/08                                       874,500
        625,000   5.75%, 8/15/10                                        696,753
        650,000   5.00%, 8/15/11                                        698,573
      1,200,000   4.875%, 2/15/12                                     1,278,844
        500,000   4.25%, 8/15/13                                        507,481
      1,825,000   4.25%, 11/15/13                                     1,848,526
        300,000   4.75%, 5/15/14                                        314,906
                                                                ---------------
                                                                     15,944,178
                                                                ---------------
                  Total United States Government
                  Agencies & Obligations
                  (Cost $30,917,432)                                 31,251,413
                                                                ---------------
                  CORPORATE BONDS--25.5%
                  Aerospace and Defense--0.5%
        180,000   General Dynamics Corp.
                  4.25%, 5/15/13                                        175,305
         65,000   Lockheed Martin Corp.
                  8.50%, 12/01/29                                        85,953

See previously submitted Notes to Financial Statements for the semi-annual period ended June 30, 2004.

--------------------------------------------------------------------------------

                     BNY HAMILTON U.S. BOND MARKET INDEX FUND
                     Schedule of Investments (Continued)

                     September 30, 2004 (Unaudited)

--------------------------------------------------------------------------------

    PRINCIPAL
      AMOUNT                                                         VALUE
      ------                                                         -----
                  CORPORATE BONDS (CONTINUED)
$       190,000   Raytheon Co.
                  4.85%, 1/15/11                                $       195,049
                                                                ---------------
                                                                        456,307
                                                                ---------------
                  Aluminum, Steel and Other Metals--0.3%
        250,000   Alcoa, Inc.
                  6.00%, 1/15/12                                        273,607
                                                                ---------------
                  Automotive--0.3%
        250,000   DaimlerChrysler NA
                  Holdings
                  7.30%, 1/15/12                                        283,963
                                                                ---------------
                  Banking--1.5%
        175,000   ABN AMRO Bank NV
                  7.25%, 5/31/05                                        180,342
        325,000   Dresdner Bank - New York
                  6.625%, 9/15/05                                       337,353
        325,000   FleetBoston Financial Corp.
                  6.50%, 3/15/08                                        354,693
        310,000   Mercantile Bankshares Corp.
                  4.625%, 4/15/13                                       302,786
        150,000   Royal Bank of Scotland
                  Group PLC
                  5.00%, 10/01/14                                       151,881
                                                                ---------------
                                                                      1,327,055
                                                                ---------------
                  Banking and Finance--2.0%
        307,000   Bank of America Corp.
                  7.40%, 1/15/11                                        357,791
        190,000   Bank One Corp.
                  6.00%, 8/01/08                                        205,589
        165,000   Bank One Corp.
                  5.25%, 1/30/13                                        169,613
        150,000   Capital One Bank
                  5.125%, 2/15/14                                       149,563
        150,000   J.P. Morgan Chase & Co.
                  6.75%, 2/01/11                                        168,758
        150,000   Wachovia Corp.
                  5.25%, 8/01/14                                        153,336
        280,000   Washington Mutual, Inc.
                  7.50%, 8/15/06                                        302,220
        325,000   Wells Fargo & Co.
                  3.50%, 4/04/08                                        325,582
                                                                ---------------
                                                                      1,832,452
                                                                ---------------

See previously submitted Notes to Financial Statements for the semi-annual period ended June 30, 2004.

--------------------------------------------------------------------------------

                     BNY HAMILTON U.S. BOND MARKET INDEX FUND
                     Schedule of Investments (Continued)

                     September 30, 2004 (Unaudited)

--------------------------------------------------------------------------------

    PRINCIPAL
      AMOUNT                                                         VALUE
      ------                                                         -----
                  CORPORATE BONDS (CONTINUED)
                  Beverages--Food and Tobacco--0.3%
$       250,000   Kraft Foods, Inc.
                  5.625%, 11/01/11                              $       264,064
                                                                ---------------

                  Beverages--Soft Drinks--0.2%
         80,000   Coca-Cola Enterprises, Inc.
                  5.25%, 5/15/07                                         84,106
         65,000   Coca-Cola Enterprises, Inc.
                  7.125%, 8/01/17                                        76,933
                                                                ---------------
                                                                        161,039
                                                                ---------------
                  Building and Building Products--0.1%
         66,000   Hanson Overseas BV
                  6.75%, 9/15/05                                         68,463
         57,000   Vulcan Materials Co.
                  6.40%, 2/01/06                                         59,739
                                                                ---------------
                                                                        128,202
                                                                ---------------
                  Chemicals--0.1%
        100,000   du Pont (E.I.) de Nemours & Co.
                  6.875%, 10/15/09                                      113,470
                                                                ---------------
                  Communications, Media and
                  Entertainment--0.8%
        475,000   Comcast Cable Communications
                  6.75%, 1/30/11                                        526,873
         47,000   Comcast Cable Communications
                  8.875%, 5/01/17                                        60,020
         35,000   Liberty Media Corp.
                  7.875%, 7/15/09                                        39,068
         60,000   Turner Broadcasting
                  8.375%, 7/01/13                                        72,348
          3,000   USA Networks, Inc.
                  6.75%, 11/15/05                                         3,095
                                                                ---------------
                                                                        701,404
                                                                ---------------
                  Computers--Micro--0.3%
        100,000   IBM Corp.
                  4.375%, 6/01/09                                       102,113
        150,000   IBM Corp.
                  7.00%, 10/30/25                                       175,162
                                                                ---------------
                                                                        277,275
                                                                ---------------

See previously submitted Notes to Financial Statements for the semi-annual period ended June 30, 2004.

--------------------------------------------------------------------------------

                     BNY HAMILTON U.S. BOND MARKET INDEX FUND
                     Schedule of Investments (Continued)

                     September 30, 2004 (Unaudited)

--------------------------------------------------------------------------------

    PRINCIPAL
      AMOUNT                                                         VALUE
      ------                                                         -----
                  CORPORATE BONDS (CONTINUED)
                  Diversified Operations--0.3%
$       250,000   NiSource Capital Markets
                  7.99%, 4/01/22                                $      298,706
                                                                ---------------
                  Financial Services--7.3%
        400,000   Bear Stearns Co., Inc.
                  5.70%, 1/15/07                                        422,100
        250,000   BHP Billiton Finance
                  4.80%, 4/15/13                                        253,107
        315,000   Block Financial Corp.
                  6.75%, 11/01/04                                       316,098
        135,000   Boeing Capital Corp.
                  5.75%, 2/15/07                                        142,976
        175,000   CIT Group, Inc.
                  7.75%, 4/02/12                                        207,105
        350,000   Citigroup, Inc.
                  6.50%, 1/18/11                                        392,668
        175,000   Countrywide Home Loan
                  3.25%, 5/21/08                                        172,098
         95,000   Credit Suisse First Boston USA, Inc.
                  7.125%, 7/15/32                                       111,404
        150,000   Diageo Capital PLC
                  3.50%, 11/19/07                                       150,340
        575,000   Ford Motor Credit Co.
                  7.375%, 10/28/09                                      629,817
        100,000   Ford Motor Credit Co.
                  7.00%, 10/01/13                                       105,729
        205,000   General Electric Capital Corp.
                  6.75%, 3/15/32                                        235,936
        150,000   General Motors Acceptance Corp.
                  6.75%, 1/15/06                                        156,464
        325,000   General Motors Acceptance Corp.
                  6.15%, 4/05/07                                        341,533
        350,000   General Motors Acceptance Corp.
                  6.875%, 9/15/11                                       367,158
        242,000   Goldman Sachs Group, Inc.
                  6.875%, 1/15/11                                       273,291
        225,000   Household Finance Corp.
                  5.75%, 1/30/07                                        237,821
        310,000   International Lease Finance Corp.
                  6.375%, 3/15/09                                       339,579
        110,000   John Deere Capital Corp.
                  5.125%, 10/19/06                                      114,442
        150,000   Lehman Brothers Holdings, Inc.
                  4.00%, 1/22/08                                        152,367
        105,000   Lehman Brothers Holdings, Inc.
                  7.875%, 8/15/10                                       124,303
         70,000   Marsh & Mclennan Cos., Inc.
                  5.875%, 8/01/33                                        69,656

See previously submitted Notes to Financial Statements for the semi-annual period ended June 30, 2004.

--------------------------------------------------------------------------------

                     BNY HAMILTON U.S. BOND MARKET INDEX FUND
                     Schedule of Investments (Continued)

                     September 30, 2004 (Unaudited)

--------------------------------------------------------------------------------

    PRINCIPAL
      AMOUNT                                                         VALUE
      ------                                                         -----
                  CORPORATE BONDS (CONTINUED)
$       165,000   Merrill Lynch & Co.
                  Series B
                  3.70%, 4/21/08                                $       165,340
        100,000   Merrill Lynch & Co.
                  6.00%, 2/17/09                                        108,269
         17,000   Morgan Stanley Dean Witter & Co.
                  7.75%, 6/15/05                                         17,630
        198,000   Morgan Stanley Dean Witter & Co.
                  6.10%, 4/15/06                                        207,386
         65,000   NiSource Finance Corp.
                  7.875%, 11/15/10                                       76,813
        325,000   Salomon Smith Barney
                  Holdings, Inc.
                  5.875%, 3/15/06                                       339,419
        166,000   Verizon Global Funding Corp.
                  7.25%, 12/01/10                                       191,401
         85,000   Verizon Global Funding Corp.
                  7.75%, 12/01/30                                       101,798
         97,000   Washington Mutual Financial Corp.
                  6.25%, 5/15/06                                        102,277
                                                                ---------------
                                                                      6,626,325
                                                                ---------------
                  Health Care Products and Services--0.7%
        215,000   Abbott Laboratories
                  5.625%, 7/01/06                                       225,080
        230,000   Boston Scientific Corp.
                  6.625%, 3/15/05                                       234,045
        190,000   Cardinal Health, Inc.
                  4.45%, 6/30/05                                        191,335
                                                                ---------------
                                                                        650,460
                                                                ---------------
                  Household and Personal Care Products--0.8%
        316,000   Colgate-Palmolive Co.,
                  Series E
                  3.98%, 4/29/05                                        318,886
        210,000   SNAP-ON, Inc.
                  6.25%, 8/15/11                                        231,904
        175,000   The Procter & Gamble Co.
                  6.60%, 12/15/04                                       176,661
                                                                ---------------
                                                                        727,451
                                                                ---------------
                  Insurance--1.4%
        325,000   Aegon NV
                  4.75%, 6/01/13                                        322,026
        325,000   Aetna, Inc.
                  7.125%, 8/15/06                                       348,409

See previously submitted Notes to Financial Statements for the semi-annual period ended June 30, 2004.

--------------------------------------------------------------------------------

                     BNY HAMILTON U.S. BOND MARKET INDEX FUND
                     Schedule of Investments (Continued)

                     September 30, 2004 (Unaudited)

--------------------------------------------------------------------------------

    PRINCIPAL
      AMOUNT                                                         VALUE
      ------                                                         -----
                  CORPORATE BONDS (CONTINUED)
$       150,000   Allstate Corp.
                  7.20%, 12/01/09                               $       172,358
        175,000   Metlife, Inc.
                  5.00%, 11/24/13                                       176,029
        250,000   Prudential Financial, Inc.
                  4.50%, 7/15/13                                        242,408
                                                                ---------------
                                                                      1,261,230
                                                                ---------------
                  Manufacturing--0.2%
        200,000   Honeywell International, Inc.
                  7.00%, 3/15/07                                        217,502
                                                                ---------------
                  Oil and Gas--1.0%
        125,000   Conoco, Inc.
                  6.95%, 4/15/29                                        144,226
        120,000   Devon Financing Corp.
                  7.875%, 9/30/31                                       147,277
        135,000   Exxon Mobil Corp.
                  8.625%, 8/15/21                                       184,664
         95,000   Noble Affiliates, Inc.
                  8.00%, 4/01/27                                        115,725
        300,000   Pemex Project Funding Master Trust
                  7.875%, 2/01/09                                       334,500
                                                                ---------------
                                                                        926,392
                                                                ---------------
                  Pharmaceuticals--0.2%
        129,000   Bristol-Myers Squibb Co.
                  5.75%, 10/01/11                                       138,336
                                                                ---------------
                  Publishing--0.2%
        120,000   News America Holdings
                  8.15%, 10/17/36                                       149,224
                                                                ---------------
                  Real Estate Investment Trusts--0.4%
         55,000   EOP Operating LP
                  7.75%, 11/15/07                                        61,414
        270,000   EOP Operating LP
                  5.875%, 1/15/13                                       284,384
                                                                ---------------
                                                                        345,798
                                                                ---------------
                  Resorts and Entertainment--0.3%
        285,000   The Walt Disney Co., Series B
                  6.75%, 3/30/06                                        300,381
                                                                ---------------
                  Retail--Department Stores--0.5%
         55,000   Federated Department Stores
                  6.875%, 4/01/09                                        59,797

See previously submitted Notes to Financial Statements for the semi-annual period ended June 30, 2004.

--------------------------------------------------------------------------------

                     BNY HAMILTON U.S. BOND MARKET INDEX FUND
                     Schedule of Investments (Continued)

                     September 30, 2004 (Unaudited)

--------------------------------------------------------------------------------

    PRINCIPAL
      AMOUNT                                                         VALUE
      ------                                                         -----
                  CORPORATE BONDS (CONTINUED)
$       220,000   Federated Department Stores
                  7.00%, 2/15/28                                $       243,582
        120,000   Target Corp.
                  6.35%, 1/15/11                                        133,731
                                                                ---------------
                                                                        437,110
                                                                ---------------
                  Retail--Discount Stores--0.3%
        130,000   Wal-Mart Stores, Inc.
                  6.875%, 8/10/09                                       147,434
         70,000   Wal-Mart Stores, Inc.
                  7.55%, 2/15/30                                         88,925
                                                                ---------------
                                                                        236,359
                                                                ---------------
                  Retail--Food Stores--0.6%
        385,000   Kroger Co.
                  6.80%, 12/15/18                                       431,802
        125,000   Safeway, Inc.
                  4.95%, 8/16/10                                        126,913
                                                                ---------------
                                                                        558,715
                                                                ---------------
                  Telecommunications--2.7%
        205,000   AT&T Wireless Services, Inc.
                  7.875%, 3/01/11                                       242,882
        330,000   British Telecom PLC
                  8.875%, 12/15/30 (a)                                  433,521
        275,000   Cox Communications, Inc.
                  6.75%, 3/15/11                                        294,328
        215,000   Deutsche Telekom International Fin
                  8.50%, 6/15/10 (b)                                    257,696
        250,000   Koninklijke KPN NV
                  8.00%, 10/01/10                                       297,293
        175,000   SBC Communications, Inc.
                  5.875%, 2/01/12                                       186,831
        285,000   Sprint Capital Corp.
                  6.125%, 11/15/08                                      307,623
         50,000   Sprint Capital Corp.
                  8.75%, 3/15/32                                         63,460
         80,000   Verizon Communications, Inc.
                  6.94%, 4/15/28                                         86,123
        105,000   Vodafone Group PLC
                  7.75%, 2/15/10                                        123,171
        135,000   Vodafone Group PLC
                  6.25%, 11/30/32                                       143,153
                                                                ---------------
                                                                      2,436,081
                                                                ---------------

See previously submitted Notes to Financial Statements for the semi-annual period ended June 30, 2004.

--------------------------------------------------------------------------------

                     BNY HAMILTON U.S. BOND MARKET INDEX FUND
                     Schedule of Investments (Continued)

                     September 30, 2004 (Unaudited)

--------------------------------------------------------------------------------

    PRINCIPAL
      AMOUNT                                                         VALUE
      ------                                                         -----
                  CORPORATE BONDS (CONTINUED)
                  Transportation--0.7%
$       175,000   Burlington Northern Santa Fe Corp.
                  6.75%, 3/15/29
                                                                $       191,472
        215,000   Norfolk Southern Corp.
                  7.25%, 2/15/31                                        250,539
        225,000   Union Pacific Corp.
                  5.375%, 5/01/14                                       226,917
                                                                ---------------
                                                                        668,928
                                                                ---------------
                  Utilities--Gas and Electric--1.5%
        300,000   Constellation Energy Group, Inc.
                  7.00%, 4/01/12                                        339,717
        105,000   Duke Capital Corp.
                  7.50%, 10/01/09                                       119,637
        135,000   Florida Power & Light Co.
                  5.65%, 2/01/35                                        135,751
        325,000   Ontario Electricity Financial Corp.
                  6.10%, 1/30/08                                        352,637
        140,000   Texas Eastern Transmission Corp.
                  7.30%, 12/01/10                                       159,567
        250,000   Virginia Electric & Power Co.
                  5.25%, 12/15/15                                       251,685
                                                                ---------------
                                                                      1,358,994
                                                                ---------------
                  Total Corporate Bonds
                  (Cost $22,059,977)                                 23,156,830
                                                                ---------------
                  COLLATERALIZED MORTGAGE OBLIGATIONS--4.2%
                  Financial Services--4.0%
        228,154   Bear Stearns Commercial
                  Mortgage Securities, Inc.,
                  Series 1999-WF2, Class A1
                  6.80%, 9/15/08                                        240,853
         30,000   Bear Stearns Commercial
                  Mortgage Securities, Inc.,
                  Series 2002-TOP6,
                  Class  A2,
                  6.46%, 10/15/36                                        33,712
        325,000   Bear Stearns Commercial
                  Mortgage Securities, Inc.,
                  Series 2003-T10, Class A2
                  4.74%, 3/13/40                                        328,306
        250,000   Bear Stearns Commercial
                  Mortgage Securities, Inc.,
                  Series 2003-T12, Class A4
                  4.68%, 8/13/39                                        250,564

See previously submitted Notes to Financial Statements for the semi-annual period ended June 30, 2004.

--------------------------------------------------------------------------------

                     BNY HAMILTON U.S. BOND MARKET INDEX FUND
                     Schedule of Investments (Continued)

                     September 30, 2004 (Unaudited)

--------------------------------------------------------------------------------

    PRINCIPAL
      AMOUNT                                                         VALUE
      ------                                                         -----
                  COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
$       600,000   Commercial Mortgage
                  Acceptance Corp.,
                  Series 1997-ML1, Class A2
                  6.53%, 12/15/30                               $       612,628
        195,000   CS First Boston Mortgage
                  Securities Corp.,
                  Series 2000-C1, Class A2
                  7.545%, 4/14/62                                       224,811
        375,000   CS First Boston Mortgage
                  Securities Corp.,
                  Series 2001-CK3, Class A4
                  6.53%, 6/15/34                                        419,084
        138,108   DLJ Commercial Mortgage Corp.,
                  Series 1998-CF2, Class A1A
                  5.88%, 11/12/31                                       144,040
        325,000   DLJ Commercial Mortgage Corp.,
                  Series 2000-CKP1, Class A1B
                  7.18%, 8/10/10                                        371,488
        735,000   MBNA Credit Card Master
                  Note Trust,
                  Series 2001-A1, Class A1
                  5.75%, 10/15/08                                       769,650
         63,000   Morgan Stanley Dean Witter
                  Capital I,
                  Series 2001-TOP1, Class A4
                  6.66%, 2/15/33                                         70,854
        177,897   Prudential Securities Secured
                  Financing Corp.,
                  Series 1998-C1, Class A1A3
                  6.35%, 9/15/07                                        183,494
                                                                ---------------
                                                                      3,649,484
                                                                ---------------
                  Fixed Rate Securities--0.2%
        168,279   Asset Securitization Corp.,
                  Series 1995-MD4, Class A1
                  7.10%, 8/13/29                                        175,930
                                                                ---------------
                  Total Collateralized Mortgage Obligations
                  (Cost $3,854,664)                                   3,825,414
                                                                ---------------

See previously submitted Notes to Financial Statements for the semi-annual period ended June 30, 2004.

--------------------------------------------------------------------------------

                     BNY HAMILTON U.S. BOND MARKET INDEX FUND
                     Schedule of Investments (Continued)

                     September 30, 2004 (Unaudited)

--------------------------------------------------------------------------------

    PRINCIPAL
      AMOUNT                                                         VALUE
      ------                                                         -----
                  FOREIGN GOVERNMENT AGENCIES &
                  OBLIGATIONS--2.0%
$       220,000   Kingdom of Spain (Spain)
                  7.00%, 7/19/05                                $       227,907
        175,000   Quebec Province (Canada)
                  5.75%, 2/15/09                                        189,171
        330,000   Republic of Chile (Chile)
                  5.50%, 1/15/13                                        343,860
        250,000   Republic of Italy (Italy)
                  5.625%, 6/15/12                                       272,018
        260,000   Republic of Korea (South Korea)
                  8.875%, 4/15/08                                       304,850
        410,000   United Mexican States (Mexico)
                  7.50%, 1/14/12                                        462,070
                                                                ---------------
                  Total Foreign Government Agencies &
                  Obligations (Cost $1,728,607)                       1,799,876
                                                                ---------------
                  ASSET-BACKED SECURITIES--1.4%
                  Asset-Backed Securities - Credit Cards--1.4%
        285,000   Discover Card Master Trust I,
                  Series 1996-3, Class A
                  6.05%, 8/18/08                                        297,881
        775,000   MBNA Master Credit Card Trust,
                  Series 1999-J, Class A
                  7.00%, 2/15/12                                        883,099
         83,048   Sears Credit Account Master Trust,
                  Series 1999-3, Class A
                  6.45%, 11/17/09                                        84,861
          6,000   Standard Credit Card Master Trust,
                  Series 1995-9, Class A
                  6.55%, 10/07/07                                         6,242
                                                                ---------------
                  Total Asset-Backed Securities
                  (Cost $1,262,662)                                   1,272,083
                                                                ---------------

  NUMBER OF
    SHARES
    -------
                  MONEY MARKET FUND--2.1%
      1,901,854   BNY Hamilton Money Market Fund
                  (Hamilton Shares), 1.49% (c)
                  (Cost $1,901,854)                                   1,901,854
                                                                ---------------

See previously submitted Notes to Financial Statements for the semi-annual period ended June 30, 2004.

--------------------------------------------------------------------------------

                     BNY HAMILTON U.S. BOND MARKET INDEX FUND
                     Schedule of Investments (Continued)

                     September 30, 2004 (Unaudited)

--------------------------------------------------------------------------------

                                                                     VALUE
                                                                     -----
                  Total Investments
                  (Cost $92,286,411) (d)--103.4%                $    94,069,189
                  Liabilities in excess of other assets--(3.4)%      (3,069,300)
                                                                ---------------
                  Net Assets--100.0%                            $    90,999,889
                                                                ---------------

(a) The coupon on this security varies along with its rating. For each rating downgrade below A3/BBB+ by either Moody's or Standard & Poors, the coupon increases by 25 basis points. The coupon decreases by 25 basis points for each upgrade of its rating. Minimum coupon is 8.00%. The security is currently rated Baa1/A-.
(b) The coupon on this security varies along with its rating. If its rating falls below single A by either Moody's or Standard & Poors, the coupon steps up 50 basis points. If the previous situation occurs, and then increases back above BBB, the coupon steps down 50 basis points. The security is currently rated Baa2/BBB+.
(c)     Represents annualized 7 day yield at September 30, 2004.
(d) The cost stated also approximates the aggregate cost for Federal income tax purposes. At September 30, 2004, net unrealized appreciation was $1,782,778 based on cost for Federal income tax purposes. This consisted of aggregate gross unrealized appreciation of $1,952,271 and aggregate gross unrealized depreciation of $169,493.

See previously submitted Notes to Financial Statements for the semi-annual period ended June 30, 2004.

--------------------------------------------------------------------------------

                     BNY HAMILTON MONEY FUND
                     Schedule of Investments

                     September 30, 2004 (Unaudited)

--------------------------------------------------------------------------------

    PRINCIPAL
      AMOUNT                                                         VALUE
      ------                                                         -----
                  COMMERCIAL PAPER--31.0%
                  Agricultural Services--0.8%
$    25,000,000   Cargill, Inc.
                  1.98%, 3/21/05                                   $ 24,764,875
     25,000,000   Cargill, Inc.
                  2.00%, 3/21/05                                     24,762,500
                                                                ---------------
                                                                     49,527,375
                                                                ---------------
                  Asset-Backed Securities--15.3%
     50,000,000   Amstel Funding Corp.
                  1.26%, 10/27/04                                    49,954,500
     15,906,000   Atlantis One Funding Corp.
                  1.57%, 10/18/04                                    15,894,207
     40,000,000   Atlantis One Funding Corp.
                  2.08%, 3/23/05                                     39,600,178
     30,000,000   Barton Capital Corp.
                  1.70%, 10/04/04                                    29,995,750
     30,000,000   Barton Capital Corp.
                  1.77%, 10/14/04                                    29,980,825
     50,000,000   Cafco LLC
                  1.56%, 10/13/04                                    49,974,000
     25,000,000   Cancara Asset Securitization Ltd.
                  1.74%, 12/15/04                                    25,000,000
     30,000,000   Compass Securitization LLC
                  1.81%, 12/15/04                                    29,886,875
     30,000,000   CRC Funding LLC
                  1.53%, 10/15/04                                    29,982,150
     40,000,000   Edison Asset Securitization LLC
                  1.52%, 10/01/04                                    40,000,000
     50,000,000   Fairway Finance Corp.
                  1.71%, 10/15/04                                    50,000,000
     50,000,000   Galaxy Funding, Inc.
                  1.54%, 10/15/04                                    49,970,056
     50,000,000   Galleon Capital LLC
                  1.77%, 10/18/04                                    49,958,208
     40,000,000   GreyHawk Funding LLC
                  1.77%, 10/22/04                                    39,958,700
     30,000,000   Harrier Finance Ltd.
                  1.73%, 4/15/05                                     29,997,286
     50,000,000   Mont Blanc Capital Corp.
                  1.60%, 10/12/04                                    49,975,556
     50,000,000   Perry Global Funding
                  1.81%, 12/14/04                                    49,813,972
     20,000,000   Premier Asset Collateralized Entity Ltd.
                  1.90%, 12/22/04                                    19,913,444
     40,000,000   Saint Germain Holdings Ltd.
                  1.78%, 11/15/04                                    39,911,000
     60,000,000   Sigma Finance, Inc.
                  1.51%, 10/13/04                                    59,969,801

See previously submitted Notes to Financial Statements for the semi-annual period ended June 30, 2004.

--------------------------------------------------------------------------------

                     BNY HAMILTON MONEY FUND
                     Schedule of Investments (Continued)

                     September 30, 2004 (Unaudited)

--------------------------------------------------------------------------------

    PRINCIPAL
      AMOUNT                                                         VALUE
      ------                                                         -----
                  COMMERCIAL PAPER (CONTINUED)
$    25,000,000   Starbird Funding Corp.
                  1.59%, 10/07/04                               $    24,993,375
     25,000,000   Starbird Funding Corp.
                  1.94%, 2/02/05                                     24,832,944
     50,000,000   Surrey Funding Corp.
                  1.51%, 10/07/04                                    49,987,417
     20,430,000   Sydney Capital Corp., Inc.
                  1.90%, 12/20/04                                    20,343,740
     25,000,000   Tulip Funding Corp.
                  1.57%, 10/25/04                                    24,973,833
     35,422,000   Whistlejacket Capital Ltd.
                  2.07%, 3/21/05                                     35,073,713
     50,000,000   Yorktown Capital LLC
                  1.75%, 10/22/04                                    49,948,958
                                                                ---------------
                                                                  1,009,890,488
                                                                ---------------
                  Banking and Finance--3.6%
     60,000,000   ANZ (Delaware), Inc.
                  1.94%, 2/01/05                                     59,602,300
     35,000,000   Caisse Nationale des Caisses
                  d'Epargne
                  1.53%, 10/05/04                                    34,994,050
     40,000,000   European Investment Bank
                  1.47%, 10/06/04                                    39,991,833
     50,000,000   UBS Finance (Delaware) LLC
                  1.85%, 12/21/04                                    49,792,438
     50,000,000   Westpac Capital Corp.
                  1.65%, 11/29/04                                    49,864,792
                                                                ---------------
                                                                    234,245,413
                                                                ---------------
                  Computers - Micro--0.8%
     50,000,000   IBM Capital Corp.
                  1.51%, 10/06/04                                    49,989,514
                                                                ---------------
                  Finance Companies--4.5%
     40,000,000   American General Finance Corp.
                  1.56%, 10/18/04                                    39,970,533
     40,000,000   GE Capital Corp.
                  1.33%, 10/04/04                                    39,995,567
     40,000,000   GE Capital Corp.
                  1.92%, 2/07/05                                     39,724,800
     27,140,000   Paccar Financial Corp.
                  1.47%, 10/07/04                                    27,133,351
     16,325,000   Paccar Financial Corp.
                  1.48%, 10/12/04                                    16,317,617
     31,500,000   Paccar Financial Corp.
                  1.60%, 11/04/04                                    31,452,400

See previously submitted Notes to Financial Statements for the semi-annual period ended June 30, 2004.

--------------------------------------------------------------------------------

                     BNY HAMILTON MONEY FUND
                     Schedule of Investments (Continued)

                     September 30, 2004 (Unaudited)

--------------------------------------------------------------------------------

    PRINCIPAL
      AMOUNT                                                         VALUE
      ------                                                         -----
                  COMMERCIAL PAPER (CONTINUED)
$    20,000,000   Shell Finance U.K. PLC
                  1.70%, 12/01/04                               $    19,942,389
     50,000,000   Shell Finance U.K. PLC
                  1.53%, 10/08/04                                    49,985,125
     30,000,000   Tango Finance Corp.
                  1.85%, 1/24/05                                     29,822,708
                                                                ---------------
                                                                    294,344,490
                                                                ---------------
                  Financial Services--1.2%
     40,000,000   HBOS Treasury Services PLC
                  1.57%, 10/20/04                                    39,966,961
     40,000,000   International Lease Finance Corp.
                  1.54%, 10/20/04                                    39,967,489
                                                                ---------------
                                                                     79,934,450
                                                                ---------------
                  Foreign Government--1.0%
     65,000,000   Canadian Wheat Board
                  1.91%, 1/24/05                                     64,603,410
                                                                ---------------

                  Oil and Gas--0.8%
     50,000,000   Total Capital
                  1.83%, 12/17/04                                    49,804,292
                                                                ---------------
                  Pharmaceuticals--2.1%
     50,000,000   Eli Lilly & Co.
                  1.32%, 10/06/04                                    49,990,833
     25,000,000   Eli Lilly & Co.
                  1.69%, 12/06/04                                    24,922,542
     26,818,000   Pfizer, Inc.
                  1.56%, 11/08/04                                    26,773,840
     36,000,000   Pfizer, Inc.
                  1.81%, 12/21/04                                    35,853,390
                                                                ---------------
                                                                    137,540,605
                                                                ---------------
                  Transportation--0.9%
     60,000,000   Network Rail Ltd.
                  1.35%, 10/04/04                                    59,993,250
                                                                ---------------
                  Total Commercial Paper
                  (Cost $2,029,873,287)                           2,029,873,287
                                                                ---------------
                  UNITED STATES GOVERNMENT AGENCIES &
                  OBLIGATIONS--23.4%
                  Federal Farm Credit Bank--1.7%
     30,000,000   1.23%, 11/09/04 +                                  29,960,025

See previously submitted Notes to Financial Statements for the semi-annual period ended June 30, 2004.

--------------------------------------------------------------------------------

                     BNY HAMILTON MONEY FUND
                     Schedule of Investments (Continued)

                     September 30, 2004 (Unaudited)

--------------------------------------------------------------------------------

    PRINCIPAL
      AMOUNT                                                         VALUE
      ------                                                         -----
                  UNITED STATES GOVERNMENT AGENCIES &
                  OBLIGATIONS (CONTINUED)
$    50,000,000   1.06%, 11/17/04 +                             $    49,930,806
     30,000,000   1.12%, 12/15/04 +                                  29,930,000
                                                                ---------------
                                                                    109,820,831
                                                                ---------------
                  Federal Home Loan Bank--5.4%
     60,000,000   1.56%-1.57%, 10/29/04 +                            59,926,967
     30,000,000   1.58%, 11/10/04 +                                  29,947,333
     40,000,000   1.76%, 12/08/04 +                                  39,867,022
     30,000,000   1.75%, 12/10/04 +                                  29,897,917
     30,000,000   1.17%, 12/16/04                                    29,966,373
     50,000,000   1.53%, 1/05/05                                     49,999,340
     20,000,000   1.50%, 3/01/05                                     20,000,000
      8,000,000   1.50%, 3/08/05                                      8,000,000
     30,000,000   1.38%, 3/28/05                                     30,000,000
     30,000,000   2.05%, 3/30/05 +                                   29,691,750
     25,000,000   2.27%, 10/11/05                                    25,000,000
                                                                ---------------
                                                                    352,296,702
                                                                ---------------
                  Federal Home Loan Mortgage Corp.--7.4%
     20,181,000   1.20%, 10/05/04 +                                  20,178,309
    110,000,000   1.23%-1.55%, 10/26/04 +                           109,899,332
     30,000,000   1.55%, 11/12/04 +                                  29,945,750
     30,000,000   3.25%, 11/15/04                                    30,071,366
     25,000,000   1.71%, 11/29/04 +                                  24,929,938
     40,000,000   1.62%, 11/30/04 +                                  39,892,000
     20,000,000   1.64%, 11/30/04 +                                  19,945,333
     46,125,000   1.09%, 12/13/04 +                                  46,023,051
     25,000,000   1.78%, 12/14/04 +                                  24,908,528
     40,000,000   1.74%, 12/21/04 +                                  39,843,400
     30,000,000   1.32%, 1/11/05 +                                   29,888,225
     20,000,000   3.875%, 2/15/05                                    20,193,070
     25,000,000   2.06%, 3/29/05 +                                   24,744,552
     30,000,000   2.02%, 5/02/05 +                                   29,642,338
                                                                ---------------
                                                                    490,105,192
                                                                ---------------
                  Federal National Mortgage Association--7.4%
     50,000,000   1.58%, 10/12/04 +                                  49,975,861
     40,000,000   1.37%, 10/15/04 +                                  39,978,689
     30,000,000   1.59%, 11/10/04 +                                  29,947,000
     50,000,000   1.63%, 11/17/04 +                                  49,893,597
     30,000,000   1.79%, 12/15/04 +                                  29,888,438
     30,000,000   1.14%, 1/18/05 +                                   29,896,450
     30,000,000   1.34%, 3/04/05                                     30,000,000
     40,000,000   2.01%, 4/25/05 +                                   39,539,933
     40,000,000   1.82%, 4/29/05 +                                   39,575,333
     20,000,000   1.55%, 5/04/05                                     20,000,000

See previously submitted Notes to Financial Statements for the semi-annual period ended June 30, 2004.

--------------------------------------------------------------------------------

                     BNY HAMILTON MONEY FUND
                     Schedule of Investments (Continued)

                     September 30, 2004 (Unaudited)

--------------------------------------------------------------------------------

    PRINCIPAL
      AMOUNT                                                         VALUE
      ------                                                         -----
                  UNITED STATES GOVERNMENT AGENCIES &
                  OBLIGATIONS (CONTINUED)
$    20,000,000   1.50%, 5/09/05                                $    20,000,000
     30,000,000   2.00%, 5/11/05 +                                   29,630,000
     20,000,000   1.65%, 5/16/05                                     20,000,000
     35,000,000   1.81%, 5/27/05                                     35,000,000
     25,000,000   2.32%, 9/30/05                                     25,000,000
                                                                ---------------
                                                                    488,325,301
                                                                ---------------
                  United States Treasury Notes--1.5%
     20,000,000   5.875%, 11/15/04                                   20,116,519
     30,000,000   1.625%, 4/30/05                                    29,942,634
     25,000,000   1.50%, 7/31/05                                     24,896,571
     25,000,000   1.625%, 9/30/05                                    24,890,748
                                                                ---------------
                                                                     99,846,472
                                                                ---------------
                  Total United States Government Agencies
                  & Obligations
                  (Cost $1,540,394,498)                           1,540,394,498
                                                                ---------------
                  CERTIFICATES OF DEPOSIT--16.3%
                  Banking and Finance--15.4%
     30,000,000   ABN AMRO Bank NV
                  1.39%, 10/29/04                                    30,000,000
     33,500,000   ABN AMRO Bank NV
                  1.768%, 10/29/04                                   33,499,163
     40,000,000   American Express Centurion Bank
                  1.59%, 10/04/04                                    40,000,000
     30,000,000   Bank of Nova Scotia
                  1.63%, 11/08/04                                    30,000,000
     25,000,000   BNP Paribas
                  1.74%, 6/22/05                                     24,991,811
     25,000,000   Credit Agricole Indosuez
                  1.15%, 10/29/04                                    25,000,000
     25,000,000   Credit Lyonnais
                  1.13%, 10/17/04                                    25,000,000
     40,000,000   Credit Lyonnais
                  1.16%, 11/29/04                                    40,000,000
     35,000,000   Danske Bank
                  1.69%, 12/15/04                                    34,998,571
     40,000,000   Danske Bank
                  1.95%, 1/05/05                                     40,001,061
     30,000,000   Dexia Banque
                  1.63%, 11/12/04                                    30,000,000
     40,000,000   European Investment
                  1.51%, 10/14/04                                    40,000,000
     50,000,000   First Tennessee Bank
                  1.70%, 11/08/04                                    50,000,000

See previously submitted Notes to Financial Statements for the semi-annual period ended June 30, 2004.

--------------------------------------------------------------------------------

                     BNY HAMILTON MONEY FUND
                     Schedule of Investments (Continued)

                     September 30, 2004 (Unaudited)

--------------------------------------------------------------------------------

    PRINCIPAL
      AMOUNT                                                         VALUE
      ------                                                         -----
                  CERTIFICATES OF DEPOSIT (CONTINUED)
$    40,000,000   Fortis Bank
                  2.10%, 4/04/05                                $    40,000,000
     30,000,000   JP Morgan Chase
                  1.65%, 11/08/04                                    30,000,000
     40,000,000   Lloyds TSB Bank PLC
                  1.98%, 2/24/05                                     40,000,000
     35,000,000   M&I Bank
                  1.54%, 10/15/04                                    35,000,000
     25,000,000   M&I Bank
                  1.61%, 11/02/04                                    24,999,670
     25,000,000   MB&S
                  1.57%, 10/21/04                                    25,000,000
     30,000,000   Mercantile Safe Deposit and Trust
                  1.63%, 11/04/04                                    30,000,000
     20,000,000   Mercantile Safe Deposit and Trust
                  2.11%, 3/29/05                                     20,000,000
     25,000,000   Norddeutsche Landesbank
                  1.14%, 10/13/04                                    25,000,000
     40,000,000   Rabobank NV
                  1.53%, 10/20/04                                    40,000,000
     30,000,000   Rabobank NV
                  2.08%, 3/31/05                                     30,000,746
     50,000,000   Regions Bank
                  1.87%, 2/01/05                                     50,000,000
     40,000,000   Royal Bank of Canada
                  1.86%, 2/01/05                                     40,000,678
     30,000,000   UBS Financial
                  2.02%, 3/04/05                                     30,000,636
     60,000,000   Wells Fargo & Co.
                  1.77%, 10/25/04                                    60,000,000
     50,000,000   Wells Fargo & Co.
                  1.78%, 11/15/04                                    50,000,000
                                                                ---------------
                                                                  1,013,492,336
                                                                ---------------
                  Financial Services--0.9%
     30,000,000   HBOS Treasury Services PLC
                  1.83%, 12/17/04                                    30,000,000
     30,000,000   HBOS Treasury Services PLC
                  1.14%, 12/31/04                                    30,000,000
                                                                ---------------
                                                                     60,000,000
                                                                ---------------
                  Total Certificates of Deposit
                  (Cost $1,073,492,336)                           1,073,492,336
                                                                ---------------
                  TIME DEPOSITS--4.0%
                  Banking and Finance--4.0%
     91,034,000   SunTrust Bank, Inc.
                  1.95%, 10/01/04                                    91,034,000

See previously submitted Notes to Financial Statements for the semi-annual period ended June 30, 2004.

--------------------------------------------------------------------------------

                     BNY HAMILTON MONEY FUND
                     Schedule of Investments (Continued)

                     September 30, 2004 (Unaudited)

--------------------------------------------------------------------------------

    PRINCIPAL
      AMOUNT                                                         VALUE
      ------                                                         -----
                  TIME DEPOSITS (CONTINUED)
$   175,000,000   Westdeutsche Bank
                  1.91%, 10/01/04                               $   175,000,000
                                                                ---------------
                  Total Time Deposits
                  (Cost $266,034,000)                               266,034,000
                                                                ---------------
                  CORPORATE BONDS--3.4%
                  Banking and Finance--3.4%
     28,000,000   American Express Credit Corp.
                  1.96%, 2/25/05                                     28,019,208
     25,000,000   American Express Credit Corp.
                  1.85%, 6/24/05                                     25,009,006
     10,000,000   Bank of America Corp.
                  1.91%, 10/22/04                                    10,001,897
     15,000,000   Fortis Bank NY FRN
                  1.69%, 5/31/05                                     14,993,240
     20,000,000   National Bank of Commerce
                  (Tennessee) FRN
                  1.75%, 7/13/05                                     20,004,019
     30,000,000   Royal Bank of Scotland NY
                  1.74%, 6/20/05                                     29,993,467
     20,000,000   Societe Generale NY FRN
                  1.59%, 11/01/04                                    19,999,657
     30,000,000   Societe Generale NY FRN
                  1.78%, 12/30/04                                    29,997,894
     25,000,000   Societe Generale NY FRN
                  1.69%, 6/14/05                                     24,994,008
     20,000,000   Westpac Bank NY FRN
                  1.78%, 5/26/05                                     19,997,371
                                                                ---------------
                  Total Corporate Bonds
                  (Cost $223,009,767)                               223,009,767
                                                                ---------------

                  REPURCHASE AGREEMENTS--22.0%
                  Repurchase Agreement with Barclays Capital,
                  Inc.-4.9%
    325,000,000   1.87%, dated 9/30/04, due
                  10/01/04, repurchase price
                  $325,016,882 (Collateral- FHLB Note,
                  0.00%, 3/09/05, FMAC Notes,
                  0.00%, 12/07/04-5/03/05, FNMA Note,
                  4.75%, 1/02/07; aggregate market value
                  plus accrued interest $325,016,882)
                                                                    325,000,000
                                                                ---------------
                  Repurchase Agreement with Citigroup-4.9%
    325,000,000   1.85%, dated 9/30/04, due
                  10/01/04, repurchase price
                  $325,016,701 (Collateral-- FHLB Note,
                  2.75%, 5/15/06, FMAC Notes,

See previously submitted Notes to Financial Statements for the semi-annual period ended June 30, 2004.

--------------------------------------------------------------------------------

                     BNY HAMILTON MONEY FUND
                     Schedule of Investments (Continued)

                     September 30, 2004 (Unaudited)

--------------------------------------------------------------------------------

    PRINCIPAL
      AMOUNT                                                         VALUE
      ------                                                         -----
                  REPURCHASE AGREEMENTS (CONTINUED)
                  4.25%-6.375%, 5/04/09-11/05/12,
                  FNMA Notes, 2.81%-6.375%,
                  9/28/06-7/26/19; aggregate market
                  value plus accrued interest $325,016,701)     $   325,000,000
                                                                ---------------
                  Repurchase Agreement with Deutsche
                  Bank AG-2.4%
$   150,000,000   1.85%, dated 9/30/04, due
                  10/01/04, repurchase price
                  $150,007,708 (Collateral-- FMAC
                  Notes, 0.00%-5.125%,
                  1/03/05-10/28/14; aggregate market
                  value plus accrued interest $150,007,708)         150,000,000
                                                                ---------------
                  Repurchase Agreement with Goldman Sachs
                  & Co.-4.9%
    325,000,000   1.86%, dated 9/30/04, due 10/01/04,
                  repurchase price $325,016,792
                  (Collateral-- FMAC Notes,
                  0.00%-6.875%, 1/15/05-3/29/19; aggregate
                  market value plus accrued interest
                  $326,512,646)                                     325,000,000
                                                                ---------------

                  Repurchase Agreement with Morgan
                  Stanley-4.9%
    325,000,000   1.85%, dated 9/30/04, due
                  10/01/04, repurchase price $325,016,611
                  (Collateral--FICO Notes, 0.00%, 8/03/18-
                  9/26/19, FNMA Notes, 0.00%-3.80%,
                  10/07/04-2/17/09, IABD Bond, 7.375%,
                  1/15/10; aggregate market value plus
                  accrued interest $325,016,611)                    325,000,000
                                                                ---------------
                  Total Repurchase Agreements
                  (Cost $1,450,000,000)                           1,450,000,000
                                                                ---------------

                  Total Investments
                  (Cost $6,582,803,888) (a)--100.1%               6,582,803,888
                  Liabilities in excess of other assets--(0.1%)      (4,010,020)
                                                                ---------------
                  Net Assets--100.0%                            $ 6,578,793,868
                                                                ---------------

+ Represents yield at time of purchase for commercial paper, discounted rate at a time of purchase for United States Government Agencies & Obligations, and interest rates in effect at September 30, 2004 for floating rate notes.
(a)     The cost stated also approximates the aggregate cost for
        Federal income tax purposes.
FHLB    Federal Home Loan Bank.

See previously submitted Notes to Financial Statements for the semi-annual period ended June 30, 2004.

--------------------------------------------------------------------------------

                     BNY HAMILTON MONEY FUND
                     Schedule of Investments (Continued)

                     September 30, 2004 (Unaudited)

--------------------------------------------------------------------------------

FHLMC   Federal Home Loan Mortgage Corp.
FICO    Financing Corporation Notes.
FMAC    Federal Mortgage Acceptance Corp.
FNMA    Federal National Mortgage Association.
FRN     Floating Rate Note. Coupon shown is in effect at
        September 30, 2004.
IABD    Inter-American Development Bank.

See previously submitted Notes to Financial Statements for the semi-annual period ended June 30, 2004.

--------------------------------------------------------------------------------

                     BNY HAMILTON TREASURY MONEY FUND
                     Schedule of Investments

                     September 30, 2004 (Unaudited)

--------------------------------------------------------------------------------

    PRINCIPAL
      AMOUNT                                                         VALUE
      ------                                                         -----
                  UNITED STATES GOVERNMENT AGENCIES &
                  OBLIGATIONS--62.9%
                  United States Treasury Bills+--50.3%
$    60,000,000   1.08%-1.30%, 10/07/04                         $    59,988,088
     55,000,000   1.16%-1.31%, 10/14/04                              54,975,643
     55,000,000   1.08%-1.33%, 10/21/04                              54,962,797
     90,000,000   1.41%, 10/28/04                                    89,904,732
     50,000,000   1.32%, 11/04/04                                    49,937,903
     50,000,000   1.35%, 11/12/04                                    49,921,017
     80,000,000   1.34%-1.47%, 11/18/04                              79,851,667
     50,000,000   1.36%, 11/26/04                                    49,894,222
     60,000,000   1.47%-1.49%, 12/02/04                              59,846,808
     80,000,000   1.52%-1.55%, 12/09/04                              79,764,250
     80,000,000   1.53%, 12/16/04                                    79,740,861
     40,000,000   1.56%, 12/23/04                                    39,856,594
     40,000,000   1.61%, 1/06/05                                     39,826,747
     50,000,000   1.72%, 1/13/05                                     49,751,556
     30,000,000   1.76%, 1/20/05                                     29,837,616
     30,000,000   2.97%, 2/03/05                                     29,810,677
     30,000,000   1.93%, 3/17/05                                     29,731,408
     30,000,000   1.94%, 3/24/05                                     29,719,425
                                                                ---------------
                                                                    957,322,011
                                                                ---------------
                  United States Treasury Notes--12.6%
     20,000,000   2.125%, 10/31/04                                   20,013,952
     20,000,000   2.00%, 11/30/04                                    20,023,163
     20,000,000   1.75%, 12/31/04                                    20,006,562
     20,000,000   1.625%, 1/31/05                                    20,005,679
     40,000,000   1.50%, 2/28/05                                     39,967,915
     40,000,000   1.625%, 3/31/05                                    39,965,460
     20,000,000   1.625%, 4/30/05                                    19,973,524
     10,000,000   1.25%, 5/31/05                                      9,958,457
     25,000,000   1.50%, 7/31/05                                     24,896,571
     25,000,000   1.625%, 9/30/05                                    24,890,748
                                                                ---------------
                                                                    239,702,031
                                                                ---------------
                  Total United States Government
                  Agencies & Obligations
                  (Cost $1,197,024,042)                           1,197,024,042
                                                                ---------------
                  REPURCHASE AGREEMENTS--37.2%
                  Repurchase Agreement with Barclays
                  Capital, Inc. -8.7%
    165,000,000   1.77%, dated 9/30/04, due
                  10/01/04, repurchase price
                  $165,008,113 (Collateral-UST Bill,
                  0.00%, 3/03/05; aggregate market
                  value plus accrued interest $168,300,855)         165,000,000
                                                                ---------------

See previously submitted Notes to Financial Statements for the semi-annual period ended June 30, 2004.

--------------------------------------------------------------------------------

                     BNY HAMILTON TREASURY MONEY FUND
                     Schedule of Investments (Continued)

                     September 30, 2004 (Unaudited)

--------------------------------------------------------------------------------

    PRINCIPAL
      AMOUNT                                                         VALUE
      ------                                                         -----
                  REPURCHASE AGREEMENTS
                  (CONTINUED)
                  Repurchase Agreement with Citigroup -8.7%
$   165,000,000   1.74%, dated 9/30/04, due
                  10/01/04, repurchase price
                  $165,007,975 (Collateral-UST Bond,
                  5.375%, 2/15/31; UST Strip, 0.00%,
                  2/15/14; aggregate market value plus
                  accrued interest $168,300,520)                $   165,000,000
                                                                ---------------
                  Repurchase Agreement with Deutsche
                  Bank AG -2.6%
     50,000,000   1.75%, dated 9/30/04, due
                  10/01/04, repurchase price
                  $50,002,431 (Collateral-UST Strips,
                  0.00%, 11/15/04-5/15/27; aggregate
                  market value plus accrued interest
                  $51,000,000)                                       50,000,000
                                                                ---------------
                  Repurchase Agreement with Goldman
                  Sachs Group, Inc. -8.5%
    161,735,000   1.73%, dated 9/30/04, due
                  10/01/04, repurchase price
                  $161,742,772 (Collateral- UST Bill,
                  0.00%, 3/17/05; UST Bond,
                  10.75%, 8/15/05, UST Notes,
                  2.375%-3.875%, 8/31/06-3/15/09;
                  aggregate market value plus
                  accrued interest $164,969,798)                    161,735,000

                                                                ---------------
                  Repurchase Agreement with
                  Morgan Stanley -8.7%
    165,000,000   1.74%, dated 9/30/04, due
                  10/01/04, repurchase price
                  $165,007,975 (Collateral-UST Bonds,
                  6.00%-6.75%, 2/15/26-8/15/26;
                  aggregate market value plus accrued
                  interest $168,300,214)                            165,000,000
                                                                ---------------
                  Total Repurchase Agreements
                  (Cost $706,735,000)                               706,735,000
                                                                ---------------

                  Total Investments
                  (Cost $1,903,759,042) (a)--100.1%               1,903,759,042
                  Liabilities in excess of
                  other assets--(0.1%)                               (1,830,586)
                                                                ---------------
                  Net Assets--100.0%                            $ 1,901,928,456
                                                                ===============

See previously submitted Notes to Financial Statements for the semi-annual period ended June 30, 2004.

--------------------------------------------------------------------------------

                     BNY HAMILTON TREASURY MONEY FUND
                     Schedule of Investments (Continued)

                     September 30, 2004 (Unaudited)

--------------------------------------------------------------------------------

+ Coupon rate shown is the discounted rate at time of purchase for United States Treasury Bills.
UST     United States Treasury.
(a) The cost stated also approximates the aggregate cost for Federal income tax purposes.

See previously submitted Notes to Financial Statements for the semi-annual period ended June 30, 2004.

--------------------------------------------------------------------------------

                     BNY HAMILTON NEW YORK TAX-EXEMPT MONEY FUND
                     Schedule of Investments

                     September 30, 2004 (Unaudited)

--------------------------------------------------------------------------------

                                                                     MOODY'S
    PRINCIPAL                                                          /S&P         INTEREST        MATURITY
     AMOUNT                                                          RATINGS*         RATE            DATE           VALUE
    ---------                                                        --------       --------        --------         -----
                     SHORT-TERM MUNICIPAL BONDS--97.6%
                     Education--2.8%
  $    1,400,000     Albany New York Individual Development
                     Agency  Civic Facility Revenue University
                     Albany Foundation Student, Series C(a)           Aaa/AAA            1.710%      11/01/32    $    1,400,000
       1,500,000     New York State Dormitory Authority
                     Revenue (Columbia University),
                     Series B(a)                                      Aaa/AAA            1.030        7/01/28         1,499,191
       1,500,000     New York State Dormitory Authority
                     Revenue (Columbia University),
                     Series B                                         Aaa/AAA            1.140       10/04/04         1,500,000
         500,000     New York State Dormitory Authority
                     Revenue (Cornell University),
                     Series B(a)                                      Aa1/AA+            1.710        7/01/25           500,000
       2,335,000     New York State Dormitory Authority
                     Revenue (Rockefeller University),
                     Series A(a)                                      Aaa/AAA            1.680        7/01/14         2,335,000
                                                                                                                 --------------
                                                                                                                      7,234,191
                                                                                                                 --------------
                     General Obligations--16.8%
       1,000,000     Hempstead, New York, Series A,
                     MBIA Insured+                                    Aaa/AAA            2.250        8/01/05         1,006,180
         220,000     Hornell, New York City School District,
                     FGIC Insured+                                    Aaa/AAA            3.625        6/15/05           223,109
       4,000,000     Nassau County, New York, Series A                Aaa/AAA            5.000        7/01/05         4,102,497
       7,500,000     New York, New York, Series A-6(a)                Aaa/AAA            1.670        8/01/31         7,500,000
       2,900,000     New York, New York, Series
                     B-SubSeries B-4(a)                               Aaa/AAA            1.730        8/15/23         2,900,000
       2,000,000     New York, New York, Series
                     H-SubSeries H-2, MBIA Insured+(a)                Aaa/AAA            1.700        8/01/13         2,000,000
       2,600,000     New York, New York, Series
                     H-SubSeries H-2, MBIA Insured+(a)                Aaa/AAA            1.770        8/01/14         2,600,000
       3,300,000     New York, New York, Series
                     H-SubSeries H-6(a)                               Aaa/AAA            1.660        8/01/12         3,300,000
       9,350,000     New York, New York, Series J-
                     SubSeries J2(a)                                  Aa1/AA+            1.680        2/15/16         9,350,000
         300,000     New York, New York, SubSeries A-10(a)            Aa3/AA+            1.660        8/01/17           300,000
       1,700,000     New York, New York, SubSeries A-6(a)             Aaa/AAA            1.720        8/01/19         1,700,000
       8,000,000     New York, New York, SubSeries C-3(a)              Aa2/AA            1.300        8/01/20         8,000,000
         450,000     New York, New York, SubSeries E5(a)              Aa3/AA-            1.680        8/01/17           450,000
         500,000     New York, New York, SubSeries E5(a)              Aa3/AA-            1.680        8/01/19           500,000
                                                                                                                 --------------
                                                                                                                     43,931,786
                                                                                                                 --------------

See previously submitted Notes to Financial Statements for the semi-annual period ended June 30, 2004.

--------------------------------------------------------------------------------

                     BNY HAMILTON NEW YORK TAX-EXEMPT MONEY FUND
                     Schedule of Investments (Continued)

                     September 30, 2004 (Unaudited)

--------------------------------------------------------------------------------

                                                                     MOODY'S
    PRINCIPAL                                                          /S&P         INTEREST        MATURITY
     AMOUNT                                                          RATINGS*         RATE            DATE           VALUE
    ---------                                                        --------       --------        --------         -----
                     SHORT-TERM MUNICIPAL BONDS (CONTINUED)
                     Healthcare--4.8%
  $    7,000,000     New York State Dormitory Authority
                     Revenue (Mental Health), SubSeries
                     D-2B(a)                                          Aaa/AAA            1.690%       2/15/31    $    7,000,000
       3,400,000     New York State Dormitory Authority
                     Revenue (Mental Health), SubSeries
                     D-2D(a)                                          Aaa/AAA            1.680        2/15/31         3,400,000
       2,000,000     New York State Dormitory Authority
                     Revenue (Mental Health), SubSeries
                     D-2F(a)                                           A3/AA-            1.720        2/15/31         2,000,000
                                                                                                                 --------------
                                                                                                                     12,400,000
                                                                                                                 --------------
                     Housing--9.2%
         900,000     New York City Housing Development
                     Corp., Multi-Family Housing Revenue
                     (Tribeca Towers), Series A(a)                     NR/AAA            1.750       11/15/19           900,000
       6,500,000     New York State Housing Finance
                     Agency Revenue, (101 West End)(a)                 Aaa/NR            1.710        5/15/31         6,500,000
       2,400,000     New York State Housing Finance
                     Agency Revenue (750 6th Ave.),
                     Series A(a)                                       Aaa/NR            1.710        5/15/31         2,400,000
       1,500,000     New York State Housing Finance
                     Agency Revenue (East 39th St.),
                     Series A(a)                                       Aaa/NR            1.710       11/15/31         1,500,000
         900,000     New York State Housing Finance
                     Agency Revenue (Gethsemane
                     Apartments), Series A(a)                          Aaa/NR            1.760        5/15/33           900,000
       1,800,000     New York State Housing Finance
                     Agency Revenue (Normandie CT I
                     Project)(a)                                      Aaa/AAA+           1.690        5/15/15         1,800,000
       1,000,000     New York State Housing Finance
                     Agency Revenue (Tribeca), Series A(a)             Aaa/NR            1.750       11/15/29         1,000,000
       1,000,000     New York State Housing Finance
                     Agency Revenue, Series A(a)                       Aaa/NR            1.750        5/01/29         1,000,000
       8,000,000     New York State Housing Finance
                     Agency Revenue, Service Contract
                     Revenue, Series I(a)                              NR/AA+            1.680        3/15/31         8,000,000
                                                                                                                 --------------
                                                                                                                     24,000,000
                                                                                                                 --------------
                     Industrial Development Bonds--4.6%
       1,400,000     Babylon, New York(a)                              Aaa/NR            1.660        9/01/17         1,400,000
       3,200,000     Babylon, New York Industrial
                     Development Agency Resource Revenue
                     (Ogden Martin Project)(a)                        Aaa/AAA            1.660        1/01/19         3,200,000

See previously submitted Notes to Financial Statements for the semi-annual period ended June 30, 2004.

--------------------------------------------------------------------------------

                     BNY HAMILTON NEW YORK TAX-EXEMPT MONEY FUND
                     Schedule of Investments (Continued)

                     September 30, 2004 (Unaudited)

--------------------------------------------------------------------------------

                                                                     MOODY'S
    PRINCIPAL                                                          /S&P         INTEREST        MATURITY
     AMOUNT                                                          RATINGS*         RATE            DATE           VALUE
    ---------                                                        --------       --------        --------         -----
                     SHORT-TERM MUNICIPAL BONDS
                     (CONTINUED)
  $    2,000,000     New York City Industrial Development
                     Agency Special Facility Revenue (Korean
                     Air Lines), Series C(a)                          Aaa/AAA            1.710%      11/01/24    $    2,000,000
       1,800,000     New York City Industrial Development
                     Agency Civic Facility Revenue (National
                     Audubon Society)(a)                               NR/AA             1.710       12/01/14         1,800,000
       2,700,000     Tompkins County, New York Industrial
                     Development Agency Revenue Civic Facility
                     (Cornell University), Series A(a)                Aa1/AA+            1.680        7/01/30         2,700,000
         500,000     Troy, New York Industrial Development
                     Agency Civic Facility Revenue
                     (Rensselaer Polytech), Series E(a)                A1/A+             1.700        4/01/37           500,000
         400,000     Yonkers, New York Industrial
                     Development Agency Civic Facility
                     Revenue (Consumers Union Faciltiy)(a)             Aa2/NR            1.660        7/01/19           400,000
                                                                                                                 --------------
                                                                                                                     12,000,000
                                                                                                                 --------------
                     Other--4.2%
       2,000,000     New York City Cultural Resource Revenue
                     (Alvin Ailey Dance Foundation)(a)                Aaa/AA+            1.640        7/01/33         2,000,000
       2,900,000     New York, New York City Cultural
                     Resource, (American Museum of Natural
                     History), Series A(a)                            Aaa/AAA            1.660        4/01/21         2,900,000
       6,100,000     New York State Local Government
                     Assistance Corp., Series D(a)                     Aa3/AA            1.660        4/01/25         6,100,000
                                                                                                                 --------------
                                                                                                                     11,000,000
                                                                                                                 --------------
                     PreRefunded/Escrow/U.S.Guarantee--0.5%
       1,250,000     New York, New York, Series E(a)                  Aaa/AAA            6.250        2/15/07         1,287,008

                     Special Tax--28.3%
       2,000,000     Buffalo New York Fiscal Stability
                     Authority Anticipation Notes, Series
                     A-1                                              MIG1/NR            3.000        5/16/05         2,018,820
       4,000,000     Buffalo New York Fiscal Stability
                     Authority Anticipation Notes, Series
                     A-1                                              MIG1/NR            3.000        9/01/05         4,050,562
       5,000,000     Metropolitan Transportation Authority,
                     Dedicated Tax Fund, Series B,
                     FSA Insured+(a)                                   NR/AAA            1.662       11/01/22         5,000,000
       2,500,000     Nassau County, New York Interim
                     Finance Authority, Sales Tax Secured,
                     Series B(a)                                      Aaa/AAA            1.690       11/15/22         2,500,000

See previously submitted Notes to Financial Statements for the semi-annual period ended June 30, 2004.

--------------------------------------------------------------------------------

                     BNY HAMILTON NEW YORK TAX-EXEMPT MONEY FUND
                     Schedule of Investments (Continued)

                     September 30, 2004 (Unaudited)

--------------------------------------------------------------------------------

                                                                     MOODY'S
    PRINCIPAL                                                          /S&P         INTEREST        MATURITY
     AMOUNT                                                          RATINGS*         RATE            DATE           VALUE
    ---------                                                        --------       --------        --------         -----
                     SHORT-TERM MUNICIPAL BONDS
                     (CONTINUED)
  $    2,500,000     Nassau County, New York Tax
                     Anticipation, Series B                          MIG1/SP-1+          2.000%      10/15/04    $    2,500,827
       3,000,000     New York, New York City Transitional
                     Finance Authority Revenue, Series A(a)           Aa2/AA+            1.700        2/15/30         3,000,000
       1,000,000     New York, New York City Transitional
                     Finance Authority Revenue, Series C              Aa2/AA+            4.250        2/15/05         1,010,496
       5,115,000     New York, New York City Transitional
                     Finance Authority Revenue, Series C(a)           Aa2/AA+            1.720        5/01/28         5,115,000
       3,000,000     New York, New York City Transitional
                     Finance Authority Revenue, Series C(a)           Aa2/AA+            1.700        2/01/32         3,000,000
       2,000,000     New York, New York City Transitional
                     Finance Authority Revenue, Series
                     1-Subseries 1C(a)                                Aa2/AA+            1.720       11/01/22         2,000,000
      10,000,000     New York, New York City Transitional
                     Finance Authority Revenue,
                     SubSeries 2D(a)                                  Aa2/AA+            1.700       11/01/22        10,000,000
      10,000,000     New York State Local Government
                     Assistance Corp., Series 3V, FGIC
                     Insured+(a)                                      Aaa/AAA            1.690        4/01/24        10,000,000
       2,500,000     New York State Local Government
                     Assistance Corp., Series 4V, FSA
                     Insured+(a)                                      Aaa/AAA            1.690        4/01/22         2,500,000
       3,000,000     New York State Local Government
                     Assistance Corp., Series B(a)                     Aa3/A+            1.680        4/01/25         3,000,000
       3,800,000     New York State Local Government
                     Assistance Corp., Series C(a)                    Aaa/AAA            1.680        4/01/25         3,800,000
       7,800,000     New York State Local Government
                     Assistance Corp., Series G(a)                     Aa3/A+            1.660        4/01/25         7,800,000
       1,500,000     New York State Urban Development
                     Corp. Revenue, Personal Income Tax
                     Facility, Series B                                NR/AA             2.000        3/15/05         1,505,957
       2,000,000     Puerto Rico Commonwealth Tax
                     Anticipation Notes                              MIG1/SP-1+          3.000        7/29/05         2,021,680
       3,000,000     Rockland County, New York, Tax
                     Anticipation Notes                               MIG1/NR            2.000        3/24/05         3,007,661
                                                                                                                 --------------
                                                                                                                     73,831,003
                                                                                                                 --------------
                     State Appropriation--5.0%
       9,600,000     Jay Structure Development Corp., New
                     York Courts Facility Lease
                     Revenue, Series A-1(a)                           Aaa/AA+            1.690        5/01/22         9,599,999
       2,900,000     New York State Thruway Authority
                     General Revenue, Series C,
                     FGIC Insured+(a)                                 Aaa/AAA            5.750        1/01/09         2,992,567

See previously submitted Notes to Financial Statements for the semi-annual period ended June 30, 2004.

--------------------------------------------------------------------------------

                     BNY HAMILTON NEW YORK TAX-EXEMPT MONEY FUND
                     Schedule of Investments (Continued)

                     September 30, 2004 (Unaudited)

--------------------------------------------------------------------------------

                                                                     MOODY'S
    PRINCIPAL                                                          /S&P         INTEREST        MATURITY
     AMOUNT                                                          RATINGS*         RATE            DATE           VALUE
    ---------                                                        --------       --------        --------         -----
                     SHORT-TERM MUNICIPAL BONDS
                     (CONTINUED)
  $      500,000     New York State Thruway Authority
                     General Revenue, Series C,
                     FGIC Insured+(a)                                 Aaa/AAA            6.000%       1/01/25    $      516,224
                                                                                                                 --------------
                                                                                                                     13,108,790
                                                                                                                 --------------
                     Transportation--8.6%
       1,700,000     Niagara Falls, New York, Bridge
                     Community Toll Revenue, Series A,
                     FGIC Insured+(a)                                 Aaa/AAA            1.660       10/01/19         1,700,000
       1,520,000     Port Authority NY and NJ Special
                     Obligation Revenue, (Versatile Structure
                     Obligation), Series 5(a)                          A2/A-             1.740        8/01/24         1,520,000
       6,750,000     Port Authority NY and NJ Special
                     Obligation Revenue, (Versatile Structure
                     Obligation), Series 2(a)                          A2/A-             1.730        5/01/19         6,750,000
       1,000,000     Triborough Bridge & Tunnel Authority,
                     Special Obligation Revenue, Series C,
                     FSA Insured+(a)                                  Aaa/AAA            1.680        1/01/31         1,000,000
       3,000,000     Triborough Bridge & Tunnel Authority,
                     Special Obligation Revenue, Series D,
                     FSA Insured+(a)                                  Aaa/AAA            1.680        1/01/31         3,000,000
       2,500,000     Triborough Bridge & Tunnel Authority,
                     General Purpose, Series B(a)                     Aa3/AA-            1.700        1/01/33         2,500,000
       3,400,000     Triborough Bridge & Tunnel Authority,
                     General Purpose, Series B,
                     AMBAC Insured+(a)                                Aaa/AAA            1.680        1/01/32         3,400,000
       2,600,000     Triborough Bridge & Tunnel Authority,
                     General Purpose, Series F(a)                     Aa3/AA-            1.680       11/01/32         2,600,000
                                                                                                                 --------------
                                                                                                                     22,470,000
                                                                                                                 --------------
                     Utilities--12.8%
       2,000,000     Erie County, Water Authority, New
                     York, Water System Revenue, Series A,
                     AMBAC Insured+(a)                                Aaa/AAA            1.660       12/01/16         2,000,000
       1,250,000     Erie County, Water Authority, New
                     York, Water System Revenue, Series
                     B, AMBAC Insured+(a)                             Aaa/AAA            1.660       12/01/16         1,250,000
         895,000     Great Neck North, Water Authority, New
                     York, Water System Revenue, Series A,
                     FGIC Insured+(a)                                 Aaa/AAA            1.700        1/01/20           895,000
       1,000,000     Long Island Power Authority, New York
                     Electric System Revenue, FSA Insured+            Aaa/AAA            5.000        4/01/05         1,018,859
         500,000     Long Island Power Authority, New York
                     Electric System Revenue, FSA Insured+            Aaa/AAA            4.000        4/01/05           506,447

See previously submitted Notes to Financial Statements for the semi-annual period ended June 30, 2004.

--------------------------------------------------------------------------------

                     BNY HAMILTON NEW YORK TAX-EXEMPT MONEY FUND
                     Schedule of Investments (Continued)

                     September 30, 2004 (Unaudited)

--------------------------------------------------------------------------------

                                                                     MOODY'S
    PRINCIPAL                                                          /S&P         INTEREST        MATURITY
     AMOUNT                                                          RATINGS*         RATE            DATE           VALUE
    ---------                                                        --------       --------        --------         -----
                     SHORT-TERM MUNICIPAL BONDS
                     (CONTINUED)
  $    4,000,000     Long Island Power Authority, New York
                     Electric System Revenue, Series G, FSA
                     Insured+(a)                                      Aaa/AAA            1.670%      12/01/29    $    4,000,000
       3,000,000     Long Island Power Authority, New York
                     Electric System Revenue, Sub-Series 1A(a)        Aaa/AAA            1.680        5/01/33         3,000,000
       3,400,000     Long Island Power Authority, New York
                     Electric System Revenue, Sub-Series 1B(a)         Aa2/AA            1.710        5/01/33         3,400,000
       4,500,000     New York State Energy Research &
                     Development Authority, Pollution
                     Control Revenue (Orange & Rockland
                     Project), Series A(a)                            Aaa/AAA            1.660       10/01/14         4,500,000
       4,500,000     New York State Energy Research &
                     Development Authority, Pollution
                     Control Revenue (Orange & Rockland
                     Utilities), Series A, AMBAC Insured+(a)          Aaa/AAA            1.660        8/01/15         4,500,000
         400,000     New York State Power Authority
                     Revenue and General Purpose,
                     Series W                                         Aaa/AAA            6.700        1/01/05           405,700
       2,500,000     Suffolk County, New York Southwest
                     Sewer District, MBIA Insured+                    Aaa/AAA            6.000        2/01/05         2,539,351
       5,300,000     Suffolk County, Water Authority(a)                NR/AA-            1.290        1/01/08         5,300,000
                                                                                                                 --------------
                                                                                                                     33,315,357
                                                                                                                 --------------
                     Total Short-Term Municipal Bonds
                     (Cost $254,578,135)                                                                            254,578,135
                                                                                                                 --------------
                     COMMERCIAL PAPER--0.8%
                     Utilities--0.8%
       2,000,000     New York State Environmental Facilities
                     Corp.
                     (Cost $2,000,000)                                 NR/NR             1.250        1/19/05         2,000,000
                                                                                                                 --------------

         NUMBER OF
          SHARES
        ----------
                     MONEY MARKET FUNDS--2.3%
       3,019,517     ACM Institutional Reserves
                     (Prime Portfolio)                                 NR/NR             1.490(b)                     3,019,517
       3,000,000     ACM Institutional Reserves
                     (Government Portfolio)                            NR/NR             1.510(b)                     3,000,000
                                                                                                                 --------------

                     Total Money Market Funds
                     (Cost $6,019,517)                                                                                6,019,517
                                                                                                                 --------------

See previously submitted Notes to Financial Statements for the semi-annual period ended June 30, 2004.

--------------------------------------------------------------------------------

                     BNY HAMILTON NEW YORK TAX-EXEMPT MONEY FUND
                     Schedule of Investments (Continued)

                     September 30, 2004 (Unaudited)

--------------------------------------------------------------------------------

                                                                                                                      VALUE
                                                                                                                      -----
                     Total Investments
                     (Cost $262,597,652) (c)--100.7%                                                             $  262,597,652
                     Liabilities in excess of other assets--(0.7%)                                                   (1,690,693)
                                                                                                                 --------------
                     Net Assets--100.0%                                                                          $  260,906,959
                                                                                                                 ==============

AMBAC   American Municipal Bond Assurance.
FGIC    Financial Guaranty Insurance Company.
FHA     Federal Housing Authority.
FSA     Financial Security Assurance.
MBIA    Municipal Bond Investor Assurance.
NR      Not Rated.
+ Insured or guaranteed by the indicated municipal bond insurance corporation.
*       Unaudited.
(a) Seven day or less variable rate demand note, rate shown at September 30, 2004, maturity date represents ultimate maturity.
(b)     Represents annualized 7 day yield at September 30, 2004.
(c) The cost stated also approximates the aggregate cost for Federal income tax purposes.

See previously submitted Notes to Financial Statements for the semi-annual period ended June 30, 2004.

--------------------------------------------------------------------------------

                     BNY HAMILTON ENHANCED INCOME FUND
                     Schedule of Investments

                     September 30, 2004 (Unaudited)

--------------------------------------------------------------------------------

    PRINCIPAL
      AMOUNT                                                         VALUE
      ------                                                         -----
                  ASSET-BACKED SECURITIES--58.3%
                  Asset-Backed Securities--Automotive--36.5%
  $   2,667,665   Americredit Automobile
                  Receivables Trust,
                  Series 2002-D, Class A3
                  2.72%, 4/12/07                                $     2,674,742
      5,000,000   BMW Vehicle Owner Trust,
                  Series 2004-A, Class A2
                  1.88%, 10/25/06                                     4,990,332
      3,626,687   Capital Auto Receivables,
                  Asset Trust,
                  Series 2003-2, Class A3B
                  1.80%, 2/15/07 FRN                                  3,629,746
      7,750,000   Capital Auto Receivables,
                  Asset Trust,
                  Series 2004-1, Class A3
                  2.00%, 11/15/07                                     7,674,037
      3,896,032   Capital One Auto Finance Trust,
                  Series 2002-C, Class A3A
                  2.65%, 4/16/07                                      3,906,056
      4,000,000   Capital One Prime Auto Receivables
                  Trust,
                  Series 2003-2, Class A3
                  1.84%, 9/17/07 FRN                                  4,005,362
      3,909,155   Carmax Auto Owner Trust,
                  Series 2003-2, Class A2
                  1.68%, 8/15/06                                      3,906,062
      1,062,447   Chase Manhattan Auto Owner Trust,
                  Series 2003-B, Class A2
                  1.28%, 3/15/06                                      1,061,954
        103,196   Ford Credit Auto Owner Trust,
                  Series 2002-B, Class A3A
                  4.14%, 12/15/05                                       103,649
      4,000,000   Ford Credit Auto Owner Trust,
                  Series 2003-A, Class A3B
                  1.82%, 7/17/06 FRN                                  4,003,463
      5,000,000   Ford Credit Auto Owner Trust,
                  Series 2004-A, Class A2
                  2.13%, 10/15/06                                     4,994,507
      3,000,000   Ford Credit Floorplan Master Owner Trust,
                  Series 2004-1, Class A
                  1.80%, 7/15/09 FRN                                  3,002,599
      5,000,000   GS Auto Loan Trust,
                  Series 2004-1, Class A2
                  1.50%, 9/15/06                                      4,988,358

See previously submitted Notes to Financial Statements for the semi-annual period ended June 30, 2004.

--------------------------------------------------------------------------------

                     BNY HAMILTON ENHANCED INCOME FUND
                     Schedule of Investments (Continued)

                     September 30, 2004 (Unaudited)
--------------------------------------------------------------------------------

    PRINCIPAL
      AMOUNT                                                         VALUE
      ------                                                         -----
                  ASSET-BACKED SECURITIES (CONTINUED)
$     2,801,193   Harley-Davidson Motorcycle Trust,
                  Series 2003-4, Class A1
                  1.47%, 4/15/08                                $     2,789,426
      4,968,960   Harley-Davidson Motorcycle Trust,
                  Series 2004-1, Class A1
                  1.40%, 10/15/08                                     4,940,861
      4,283,530   Harley-Davidson Motorcycle Trust,
                  Series 2004-2, Class A1
                  2.18%, 1/15/09                                      4,277,649
        475,296   Honda Auto Receivables
                  Owner Trust,
                  Series 2003-2, Class A2
                  1.34%, 12/21/05                                       475,338
      3,990,428   Honda Auto Receivables Owner Trust,
                  Series 2003-4, Class A2
                  1.58%, 7/17/06                                      3,985,628
      4,760,468   Honda Auto Receivables Owner Trust,
                  Series 2003-5, Class A2
                  1.57%, 6/19/06                                      4,755,058
      4,000,000   Honda Auto Receivables Owner Trust,
                  Series 2004-2, Class A2
                  2.52%, 2/15/07                                      4,005,943
      3,563,024   Hyundai Auto Receivables Trust,
                  Series 2003-A, Class A2
                  1.56%, 9/15/06                                      3,557,305
      2,304,320   M&I Auto Loan Trust,
                  Series 2002-1, Class A3
                  2.49%, 10/22/07                                     2,308,882
      5,000,000   Nissan Auto Lease Trust,
                  Series 2003-A, Class A3A
                  1.90%, 6/15/09 FRN                                  5,008,943
      1,275,953   Onyx Acceptance Auto Trust,
                  Series 2003-C, Class A2
                  1.34%, 5/15/06                                      1,276,090
      4,573,029   Onyx Acceptance Auto Trust,
                  Series 2004-A, Class A2
                  1.52%, 11/15/06                                     4,565,526
      3,878,254   Regions Auto Receivables Trust,
                  Series 2003-2, Class A2
                  1.63%, 8/15/06                                      3,875,513
      2,500,000   Toyota Auto Receivables
                  Owner Trust,
                  Series 2003-B, Class A3
                  1.79%, 8/15/07 FRN                                  2,502,226
        694,176   USAA Auto Owner Trust,
                  Series 2002-1, Class A3
                  2.41%, 10/16/06                                       695,393

See previously submitted Notes to Financial Statements for the semi-annual period ended June 30, 2004.

--------------------------------------------------------------------------------

                     BNY HAMILTON ENHANCED INCOME FUND
                     Schedule of Investments (Continued)

                     September 30, 2004 (Unaudited)

--------------------------------------------------------------------------------

    PRINCIPAL
      AMOUNT                                                         VALUE
      ------                                                         -----
                  ASSET-BACKED SECURITIES (CONTINUED)
$       579,377   USAA Auto Owner Trust,
                  Series 2003-1, Class A2
                  1.22%, 4/17/06                                $       579,468
     10,000,000   USAA Auto Owner Trust,
                  Series 2004-1, Class A3
                  2.06%, 4/15/08                                      9,913,715
      4,000,000   USAA Auto Owner Trust,
                  Series 2004-2, Class A2
                  2.41%, 2/15/07                                      4,002,042
     10,000,000   Volkswagen Auto Lease Trust,
                  Series 2004-A, Class A4B
                  1.94%, 8/20/10 FRN                                 10,000,000
      3,932,352    Volkswagen Auto Loan Enhanced
                  Trust,
                  Series 2003-2, Class A2
                  1.55%, 6/20/06                                      3,928,185
      2,110,834   WFS Financial Owner Trust,
                  Series 2003-1, Class A3
                  2.03%, 8/20/07                                      2,109,897
      3,000,000   WFS Financial Owner Trust,
                  Series 2003-3, Class A3B
                  1.86%, 5/20/08 FRN                                  3,004,171
      3,069,709   WFS Financial Owner Trust,
                  Series 2003-4, Class A2
                  1.67%, 4/20/07                                      3,064,782
      5,000,000   WFS Financial Owner Trust,
                  Series 2004-1, Class A3
                  2.19%, 6/20/08                                      4,966,415
      5,000,000   WFS Financial Owner Trust,
                  Series 2004-2, Class A2
                  2.03%, 10/22/07                                     4,991,560
                                                                ---------------
                                                                    144,520,883
                                                                ---------------
                  Asset-Backed Securities--Credit Cards--7.2%
      5,000,000   Capital One Multi-Asset Execution
                  Trust,
                  Series 2004-A6, Class A6
                  1.92%, 4/15/10 FRN                                  5,004,299
      5,000,000   Chase Credit Card Master Trust,
                  Series 2002-4, Class A
                  1.81%, 10/15/07 FRN                                 5,004,735
     10,000,000   Chase Credit Card Master Trust,
                  Series 2004-1, Class A
                  1.79%, 5/15/09 FRN                                 10,005,908
      1,500,000   Citibank Credit Card Issuance Trust,
                  Series 2003-A2, Class A2
                  2.70%, 1/15/08                                      1,502,106

See previously submitted Notes to Financial Statements for the semi-annual period ended June 30, 2004.

--------------------------------------------------------------------------------

                     BNY HAMILTON ENHANCED INCOME FUND
                     Schedule of Investments (Continued)

                     September 30, 2004 (Unaudited)
--------------------------------------------------------------------------------

    PRINCIPAL
      AMOUNT                                                         VALUE
      ------                                                         -----
                  ASSET-BACKED SECURITIES (CONTINUED)
$     4,000,000   Citibank Credit Card Issuance Trust,
                  Series 2004-A1, Class A1
                  2.55%, 1/20/09                                $     3,958,896
      3,130,000   Wachovia Credit Card Master Trust,
                  Series 2000-1, Class A
                  1.91%, 12/17/07 FRN                                 3,135,825
                                                                ---------------
                                                                     28,611,769
                                                                ---------------
                  Asset Backed Securities--Home
                  Equity Loans--0.4%
         93,669   Centex Home Equity,
                  Series 2003-B, Class AF1
                  1.64%, 2/25/18                                         93,607
      1,632,207   GSAMP Trust,
                  Series 2004-FM1, Class A2A
                  2.07%, 11/25/33 FRN                                 1,633,226
                                                                ---------------
                                                                      1,726,833
                                                                ---------------

                  Asset-Backed Securities--Mortgages--5.9%
      1,717,597   Ameriquest Mortgage Securities, Inc.,
                  Series 2003-13, Class AF1
                  2.04%, 1/25/34 FRN                                  1,719,015
      3,224,388   Ameriquest Mortgage Securities, Inc.,
                  Series 2004-R2, Class A2
                  1.93%, 4/25/34 FRN                                  3,225,649
      3,032,331   Long Beach Mortgage Loan Trust,
                  Series 2004-1, Class A4
                  1.97%, 2/25/34 FRN                                  3,034,006
      2,000,000   Residential Asset Mortgage
                  Products, Inc.,
                  Series 2003-RS7, Class AI3
                  3.68%, 9/25/27                                      1,998,597
      2,822,409   Residential Asset Mortgage
                  Products, Inc.,
                  Series 2003-RS11, Class AI1
                  2.03%, 3/25/23 FRN                                  2,825,126
      3,409,523   Residential Asset Mortgage
                  Products, Inc.,
                  Series 2004-RS2, Class AI1
                  1.97%, 1/25/24 FRN                                  3,411,403
      2,252,570   Residential Asset Securities Corp.,
                  Series 2003-KS9, Class AI1
                  2.00%, 2/25/21 FRN                                  2,254,589

See previously submitted Notes to Financial Statements for the semi-annual period ended June 30, 2004.

--------------------------------------------------------------------------------

                     BNY HAMILTON ENHANCED INCOME FUND
                     Schedule of Investments (Continued)

                     September 30, 2004 (Unaudited)

--------------------------------------------------------------------------------

    PRINCIPAL
      AMOUNT                                                         VALUE
      ------                                                         -----
                  ASSET-BACKED SECURITIES (CONTINUED)
$     2,308,297   Residential Asset Securities Corp.,
                  Series 2003-KS11, Class AIIB
                  2.14%, 1/25/34 FRN                            $     2,309,737
      2,635,158   Specialty Underwriting & Residential
                  Finance,
                  Series 2003-BC4, Class A3A
                  2.04%, 11/25/34 FRN                                 2,636,804
                                                                ---------------
                                                                     23,414,926
                                                                ---------------
                  Asset-Backed Securities--Other--4.5%
      5,000,000   CIT Equipment Collateral,
                  Series 2003-EF1, Class A3
                  1.97%, 1/20/08 FRN                                  5,003,281
      8,000,000   CIT Equipment Collateral,
                  Series 2004-VT1, Class A2
                  1.54%, 2/20/06                                      7,973,949
      5,000,000   CNH Equipment Trust,
                  Series 2004-A, Class A2
                  2.42%, 3/15/07                                      4,982,031
                                                                ---------------
                                                                     17,959,261
                                                                ---------------

                  Asset-Backed Securities--Student Loans--3.8%
      5,000,000   College Loan Corp. Trust,
                  Series 2003-2, Class A2
                  1.80%, 1/25/12 FRN                                  5,008,175
      5,000,000   College Loan Corp. Trust,
                  Series 2004-1, Class A1
                  1.71%, 4/25/11 FRN                                  5,003,125
      5,000,000   SLM Student Loan Trust,
                  Series 2004-5, Class A1
                  1.55%, 1/25/10 FRN                                  5,015,129
                                                                ---------------
                                                                     15,026,429
                                                                ---------------
                  Total Asset-Backed Securities
                  (Cost $231,532,644)                               231,260,101
                                                                ---------------

See previously submitted Notes to Financial Statements for the semi-annual period ended June 30, 2004.

--------------------------------------------------------------------------------

                     BNY HAMILTON ENHANCED INCOME FUND
                     Schedule of Investments (Continued)

                     September 30, 2004 (Unaudited)

--------------------------------------------------------------------------------

    PRINCIPAL
      AMOUNT                                                         VALUE
      ------                                                         -----
                  UNITED STATES GOVERNMENT AGENCIES & OBLIGATIONS--23.9%
                  Federal Farm Credit Bank--1.9%
$     2,500,000   1.80%, 4/07/05                                $     2,495,508
      2,500,000   2.10%, 9/02/05                                      2,495,278
      2,700,000   2.50%, 3/15/06                                      2,696,878
                                                                ---------------
                                                                      7,687,664
                                                                ---------------
                  Federal Home Loan Bank--7.7%
     10,000,000   1.625%, 6/15/05                                     9,959,210
     10,000,000   1.45%, 7/22/05                                      9,934,190
      3,560,000   2.04%, 8/26/05                                      3,552,090
      2,000,000   2.47%, 11/25/05                                     1,999,814
      5,000,000   2.375%, 4/05/06                                     4,983,370
                                                                ---------------
                                                                     30,428,674
                                                                ---------------
                  Federal Home Loan Mortgage Corp.--6.0%
      5,000,000   1.825%, 9/09/05 FRN                                 5,001,355
      2,500,000   2.875%, 9/15/05                                     2,513,140
      5,000,000   2.26%, 12/30/05                                     4,987,475
      5,000,000   1.875%, 2/15/06                                     4,956,980
      5,000,000   3.00%, 11/17/06                                     5,005,240
      1,315,366   3.00%, 3/25/24                                      1,312,118
                                                                ---------------
                                                                     23,776,308
                                                                ---------------
                  Federal National Mortgage Association--2.9%
      5,000,000   7.00%, 7/15/05                                      5,184,705
      5,000,000   2.125%, 10/05/06                                    4,936,770
      1,533,097   3.00%, 12/25/12                                     1,531,817
                                                                ---------------
                                                                     11,653,292
                                                                ---------------
                  United States Treasury Notes--5.4%
      7,500,000   1.625%, 4/30/05                                     7,485,352
      3,500,000   6.50%, 5/15/05                                      3,596,254
      5,000,000   6.50%, 8/15/05                                      5,188,285
      5,000,000   2.00%, 8/31/05                                      4,993,950
                                                                ---------------
                                                                     21,263,841
                                                                ---------------
                  Total United States Government
                  Agencies & Obligations
                  (Cost $95,172,777)                                 94,809,779
                                                                ---------------

See previously submitted Notes to Financial Statements for the semi-annual period ended June 30, 2004.

--------------------------------------------------------------------------------

                     BNY HAMILTON ENHANCED INCOME FUND
                     Schedule of Investments (Continued)

                     September 30, 2004 (Unaudited)

--------------------------------------------------------------------------------

    PRINCIPAL
      AMOUNT                                                         VALUE
      ------                                                         -----
                  COLLATERALIZED MORTGAGE OBLIGATIONS--12.4%
                  Federal Home Loan Mortgage Corp.--5.5%
$       716,466   FHLMC Structured Pass
                  Through Securities,
                  Series H005, Class A2
                  2.55%, 8/15/07 FRN                            $       713,603
      1,510,534   FHLMC Structured Pass
                  Through Securities,
                  Series H009, Class A2
                  1.88%, 3/15/08                                      1,480,994
        930,721   FHLMC Structured Pass
                  Through Securities,
                  Series H010, Class A1
                  1.58%, 9/15/08                                        918,474
      2,262,581   FHLMC Structured Pass
                  Through Securities,
                  Series H011, Class A1
                  1.58%, 11/15/08                                     2,238,565
      2,596,472   Freddie Mac,
                  Series 2617, Class UA
                  3.00%, 6/15/09                                      2,602,870
      7,963,076   Freddie Mac Stated Final,
                  Series SF2, Class GB
                  2.02%, 12/15/08                                     7,792,914
      6,000,000   Freddie Mac Stated Final,
                  Series SF4, Class B
                  2.37%, 12/15/09                                     5,864,894
                                                                ---------------
                                                                     21,612,314
                                                                ---------------
                  Financial Services--6.9%
      1,272,528   Granite Mortgages PLC,
                  Series 2003-1, Class 1A2
                  1.82%, 1/20/20 FRN                                  1,273,698
     10,000,000   Holmes Financing PLC,
                  Series 2004- 1, Class 2A
                  1.79%, 7/15/07 FRN                                 10,016,068
      9,057,474   Washington Mutual, Inc.,
                  Series 2004-AR4, Class A1
                  1.87%, 6/25/34                                      9,019,754
      7,119,171   Washington Mutual, Inc.,
                  Series 2004-AR7, Class A1
                  2.34%, 7/25/34                                      7,087,073
                                                                ---------------
                                                                     27,396,593
                                                                ---------------
                  Total Collateralized Mortgage Obligations
                  (Cost $49,463,254)                                 49,008,907
                                                                ---------------

See previously submitted Notes to Financial Statements for the semi-annual period ended June 30, 2004.

--------------------------------------------------------------------------------

                     BNY HAMILTON ENHANCED INCOME FUND
                     Schedule of Investments (Continued)

                     September 30, 2004 (Unaudited)

--------------------------------------------------------------------------------

    PRINCIPAL
      AMOUNT                                                         VALUE
      ------                                                         -----
                  CORPORATE BONDS--4.5%
                  Banking and Finance--0.8%
$     3,000,000   J.P. Morgan Chase & Co.
                  Series C,
                  1.99%, 2/24/05 FRN                            $     3,003,072
                                                                ---------------
                  Financial Services--2.5%
      5,000,000   John Deere Capital Corp.
                  Series D,
                  1.82%, 8/24/06 FRN                                  4,999,680
      5,000,000   Merrill Lynch & Co.
                  2.04%, 1/13/06 FRN                                  5,027,820

                                                                ---------------
                                                                     10,027,500

                                                                ---------------
                  Household and Personal Care Products--1.2%
      4,750,000   Gillette Co.
                  4.00%, 6/30/05                                      4,802,426
                                                                ---------------
                  Total Corporate Bonds
                  (Cost $17,842,891)                                 17,832,998
                                                                ---------------

NUMBER OF
 SHARES
 ------
                  MONEY MARKET FUND--0.5%
      1,824,500   BNY Hamilton Money Market Fund
                  (Hamilton Shares), 1.49%(a)
                  (Cost $1,824,500)                                   1,824,500
                                                                ---------------

                  Total Investments
                  (Cost $395,836,066) (b)--99.6%                    394,736,285
                  Other assets less liabilities--0.4%                 1,471,830
                                                                ---------------
                  Net Assets--100.0%                            $   396,208,115
                                                                ===============

(a)     Represents annualized 7 day yield at September 30, 2004.
(b) The cost stated also approximates the aggregate cost for Federal income tax purposes. At September 30, 2004, net unrealized depreciation was $1,099,781 based on cost for Federal income tax purposes. This consists of aggregate gross unrealized appreciation of $147,135 and aggregate gross unrealized depreciation of $1,246,916.
FRN     Floating Rate Note. Interest rate shown is in effect at September 30,
        2004.

See previously submitted Notes to Financial Statements for the semi-annual period ended June 30, 2004.

ITEM 2. CONTROLS AND PROCEDURES.

a) Based on their evaluation on November 29, 2004, the President (principal executive officer) and the Treasurer (principal financial officer) of the BNY Hamilton Funds, Inc. ("Funds") believe that there were no significant deficiencies in the design or operation of the internal controls of the Funds or The Bank of New York ("BNY"), the investment adviser and sub-administrator of the Funds, or BNY Hamilton Distributors, a subsidiary of BISYS Fund Services, Inc. ("Bisys") which acts as administrator and distributor for the Funds, including disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940) that adversely affected the ability of the Funds, or BNY or Bisys on behalf of the Funds, to record, process, summarize, and report the subject matter contained in this Report, and the President and Treasurer of the Funds have identified no material weaknesses in such internal controls on behalf of the Funds. There was no fraud, whether or not material, involving officers or employees of BNY, Bisys, or the Funds who have a significant role in the Funds' internal controls, including disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940) that has come to the attention of BNY or the officers of the Funds, including its President and Treasurer.

b) There were no significant changes in the Funds and BNY's internal controls, including disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940) that apply to the Funds or in other factors with respect to the Funds that could have significantly affected the Funds' or BNY's internal controls during the period covered by this Form N-Q, and no corrective actions with regard to significant deficiencies or material weaknesses were taken by the Funds or BNY during such period.

                                   SIGNATURES

        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) BNY HAMILTON FUNDS, INC.

By:  /s/ Kevin J. Bannon
     ------------------------------------------------
     Kevin J. Bannon
     President and Principal Executive Officer

Date: November 29, 2004

By:  /s/ Sheila McKinney
     ------------------------------------------------
     Sheila McKinney
     Treasurer and Principal Financial Officer

Date: November 29, 2004

        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/ Kevin J. Bannon
     ------------------------------------------------
     Kevin J. Bannon
     President and Principal Executive Officer

Date: November 29, 2004

By:  /s/ Sheila McKinney
     ------------------------------------------------
     Sheila McKinney
     Treasurer and Principal Financial Officer

Date: November 29, 2004